UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

September 30, 2019

MFS® Municipal Series Trust

For the states of:

Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MSTA-SEM

MFS® Municipal Series Trust

For the states of: Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. The U.S. and China have raised tariffs on each other, heightening tensions and uncertainty. While British Prime Minister Boris Johnson has negotiated a reworked withdrawal agreement with the European Union, Parliament has not yet approved the deal, leading the EU to grant the United Kingdom a Brexit delay until no later than January 31, 2020. The combination of Brexit uncertainty and the deteriorating outlook for global trade has hampered business confidence and investment in the U.K. and Europe.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates for the first time in more than a decade in July and again in September and October. Similarly, the European Central Bank loosened policy in September. While markets have grown more risk averse, the accommodative monetary environment has helped push global interest rates toward record-low levels and has been somewhat supportive of risk assets despite the unsettled economic and geopolitical backdrop.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

November 15, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

MFS Alabama Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	17.6%
General Obligations – General Purpose	12.4%
Healthcare Revenue – Hospitals	11.2%
Water & Sewer Utility Revenue	11.0%
Sales & Excise Tax Revenue	8.3%

Composition including fixed income credit quality (a)(i)
AAA	4.2%
AA	33.7%
A	42.2%
BBB	5.3%
BB	0.9%
CC	0.3%
C	2.2%
D	1.1%
Not Rated	3.2%
Cash & Cash Equivalents	4.8%
Other	2.1%

Portfolio facts (i)
Average Duration (d)	6.0
Average Effective Maturity (m)	17.1 yrs.

Jurisdiction (i)
Alabama	74.4%
Puerto Rico	6.7%
New York	3.4%
California	2.3%
Guam	1.5%
Illinois	1.3%
Colorado	1.0%
Massachusetts	0.9%
South Carolina	0.9%
Florida	0.6%
Pennsylvania	0.5%
Virginia	0.4%
Maryland	0.4%
New Jersey	0.3%
Indiana	0.2%
Texas	0.2%
Michigan	0.1%
Nebraska	0.1%
Tennessee (o)	0.0%
U.S. Treasury Securities (j)	(2.1)%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(j)	For the purpose of managing the fund’s duration, the fund holds treasury futures with a bond equivalent exposure of (2.1)%, which impacts the fund’s interest rate exposure but not its credit exposure.
(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of September 30, 2019.

The portfolio is actively managed and current holdings may be different.

2

Portfolio Composition – continued

MFS Arkansas Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Sales & Excise Tax Revenue	18.4%
Universities – Colleges	16.1%
Water & Sewer Utility Revenue	13.5%
Healthcare Revenue – Hospitals	10.8%
Utilities – Municipal Owned	8.2%

Composition including fixed income credit quality (a)(i)
AAA	2.7%
AA	43.3%
A	34.8%
BBB	8.4%
BB	2.8%
C	2.4%
D	1.0%
Not Rated	5.7%
Cash & Cash Equivalents	0.2%
Other	(1.3)%

Portfolio facts (i)
Average Duration (d)	5.4
Average Effective Maturity (m)	14.4 yrs.

Jurisdiction (i)
Arkansas	70.9%
Puerto Rico	8.2%
Guam	5.2%
New York	3.2%
California	3.0%
Illinois	1.7%
U.S. Treasury Securities (j)	1.3%
Colorado	1.2%
Kentucky	1.0%
Massachusetts	0.9%
Texas	0.8%
Pennsylvania	0.8%
Michigan	0.5%
Maryland	0.5%
Alabama	0.4%
South Carolina	0.4%
Tennessee	0.3%
Florida	0.3%
New Jersey	0.2%
Washington DC	0.2%
Indiana	0.1%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(j)	For the purpose of managing the fund’s duration, the fund holds treasury futures with a bond equivalent exposure of 1.3%, which impact the fund’s interest rate exposure but not its credit exposure.
(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of September 30, 2019.

The portfolio is actively managed and current holdings may be different.

3

Portfolio Composition – continued

MFS California Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
General Obligations – Schools	17.5%
Healthcare Revenue – Hospitals	15.1%
Airports	9.3%
Universities – Colleges	7.6%
General Obligations – General Purpose	6.9%

Composition including fixed income credit quality (a)(i)
AAA	4.0%
AA	34.1%
A	29.3%
BBB	14.4%
BB	3.2%
B	0.4%
CC	0.1%
C	2.1%
D	1.2%
Not Rated	7.1%
Cash & Cash Equivalents	2.6%
Other	1.5%

Portfolio facts (i)
Average Duration (d)	6.8
Average Effective Maturity (m)	18.9 yrs.

Jurisdiction (i)
California	88.9%
Puerto Rico	6.0%
Illinois	0.7%
Guam	0.6%
Ohio	0.5%
Pennsylvania	0.4%
Alabama	0.3%
U.S. Treasury Securities (j)	(1.5)%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(j)	For the purpose of managing the fund’s duration, the fund holds treasury futures with a bond equivalent exposure of (1.5)%, which impacts the fund’s interest rate exposure but not its credit exposure.
(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of September 30, 2019.

The portfolio is actively managed and current holdings may be different.

4

Portfolio Composition – continued

MFS Georgia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	22.4%
Healthcare Revenue – Hospitals	15.4%
Water & Sewer Utility Revenue	12.0%
General Obligations – Schools	7.1%
Utilities – Municipal Owned	5.9%

Composition including fixed income credit quality (a)(i)
AAA	5.6%
AA	42.9%
A	33.7%
BBB	5.9%
BB	1.2%
CCC	0.1%
CC	0.2%
C	1.6%
D	0.8%
Not Rated	2.8%
Cash & Cash Equivalents	2.9%
Other	2.3%

Portfolio facts (i)
Average Duration (d)	6.2
Average Effective Maturity (m)	16.1 yrs.

Jurisdiction (i)
Georgia	77.2%
Puerto Rico	6.5%
California	3.3%
New York	1.9%
Guam	1.5%
Illinois	0.9%
Florida	0.7%
Pennsylvania	0.6%
South Carolina	0.6%
Massachusetts	0.5%
Texas	0.4%
Colorado	0.3%
Maryland	0.3%
North Carolina	0.3%
Kentucky	0.3%
Alabama	0.3%
Virginia	0.3%
Tennessee	0.3%
Washington DC	0.2%
Michigan	0.2%
New Jersey	0.2%
Indiana	0.2%
Louisiana	0.1%
U.S. Treasury Securities (j)	(2.3)%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(j)	For the purpose of managing the fund’s duration, the fund holds treasury futures with a bond equivalent exposure of (2.3)%, which impacts the fund’s interest rate exposure but not its credit exposure.
(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of September 30, 2019.

The portfolio is actively managed and current holdings may be different.

5

Portfolio Composition – continued

MFS Maryland Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	18.0%
General Obligations – General Purpose	14.5%
Transportation – Special Tax	7.3%
Universities – Colleges	7.1%
Multi-family Housing	6.4%

Composition including fixed income credit quality (a)(i)
AAA	13.3%
AA	27.7%
A	23.8%
BBB	17.5%
BB	2.3%
CC	0.1%
C	2.6%
D	0.7%
Not Rated	8.2%
Cash & Cash Equivalents	2.7%
Other	1.1%

Portfolio facts (i)
Average Duration (d)	6.4
Average Effective Maturity (m)	17.1 yrs.

Jurisdiction (i)
Maryland	71.7%
Puerto Rico	7.7%
Washington DC	3.5%
New York	2.4%
California	2.3%
Illinois	1.8%
Guam	1.4%
Colorado	1.1%
Kentucky	1.0%
Tennessee	0.8%
South Carolina	0.7%
Pennsylvania	0.6%
Florida	0.6%
Indiana	0.4%
Alabama	0.4%
Nebraska	0.2%
Texas	0.2%
U.S. Virgin Islands	0.2%
Virginia	0.1%
Michigan	0.1%
Mississippi	0.1%
U.S. Treasury Securities (j)	(1.1)%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(j)	For the purpose of managing the fund’s duration, the fund holds treasury futures with a bond equivalent exposure of (1.1)%, which impacts the fund’s interest rate exposure but not its credit exposure.
(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of September 30, 2019.

The portfolio is actively managed and current holdings may be different.

6

Portfolio Composition – continued

MFS Massachusetts Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	21.7%
Healthcare Revenue – Hospitals	14.2%
General Obligations – General Purpose	9.4%
Sales & Excise Tax Revenue	6.9%
Miscellaneous Revenue – Other	5.7%

Composition including fixed income credit quality (a)(i)
AAA	4.6%
AA	41.0%
A	21.2%
BBB	21.7%
BB	2.1%
CCC	0.2%
CC	0.3%
C	2.0%
D	1.1%
Not Rated	2.7%
Cash & Cash Equivalents	1.7%
Other	1.4%

Portfolio facts (i)
Average Duration (d)	6.5
Average Effective Maturity (m)	17.5 yrs.

Jurisdiction (i)
Massachusetts	82.5%
Puerto Rico	6.8%
Illinois	2.9%
Guam	1.0%
California	0.9%
Colorado	0.7%
Florida	0.6%
Pennsylvania	0.4%
Kentucky	0.4%
Maryland	0.4%
New York	0.4%
Tennessee	0.3%
Alabama	0.3%
Texas	0.2%
Louisiana	0.2%
New Jersey	0.2%
Washington DC	0.1%
U.S. Treasury Securities (j)	(1.4)%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(j)	For the purpose of managing the fund’s duration, the fund holds treasury futures with a bond equivalent exposure of (1.4)%, which impacts the fund’s interest rate exposure but not its credit exposure.
(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of September 30, 2019.

The portfolio is actively managed and current holdings may be different.

7

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2019 through September 30, 2019

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2019 through September 30, 2019.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS ALABAMA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/19	Ending Account Value 9/30/19	Expenses Paid During Period (p) 4/01/19-9/30/19
A	Actual	0.90%	$1,000.00	$1,037.71	$4.58
	Hypothetical (h)	0.90%	$1,000.00	$1,020.50	$4.55
B	Actual	1.65%	$1,000.00	$1,034.87	$8.39
	Hypothetical (h)	1.65%	$1,000.00	$1,016.75	$8.32
I	Actual	0.65%	$1,000.00	$1,040.12	$3.32
	Hypothetical (h)	0.65%	$1,000.00	$1,021.75	$3.29
R6	Actual	0.58%	$1,000.00	$1,040.48	$2.96
	Hypothetical (h)	0.58%	$1,000.00	$1,022.10	$2.93

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

8

Expense Tables – continued

MFS ARKANSAS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/19	Ending Account Value 9/30/19	Expenses Paid During Period (p) 4/01/19-9/30/19
A	Actual	0.76%	$1,000.00	$1,029.81	$3.86
	Hypothetical (h)	0.76%	$1,000.00	$1,021.20	$3.84
B	Actual	1.52%	$1,000.00	$1,025.96	$7.70
	Hypothetical (h)	1.52%	$1,000.00	$1,017.40	$7.67
I	Actual	0.66%	$1,000.00	$1,030.43	$3.35
	Hypothetical (h)	0.66%	$1,000.00	$1,021.70	$3.34
R6	Actual	0.58%	$1,000.00	$1,030.81	$2.94
	Hypothetical (h)	0.58%	$1,000.00	$1,022.10	$2.93

MFS CALIFORNIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/19	Ending Account Value 9/30/19	Expenses Paid During Period (p) 4/01/19-9/30/19
A	Actual	0.68%	$1,000.00	$1,045.84	$3.48
	Hypothetical (h)	0.68%	$1,000.00	$1,021.60	$3.44
B	Actual	1.44%	$1,000.00	$1,041.95	$7.35
	Hypothetical (h)	1.44%	$1,000.00	$1,017.80	$7.26
C	Actual	1.59%	$1,000.00	$1,041.05	$8.11
	Hypothetical (h)	1.59%	$1,000.00	$1,017.05	$8.02
I	Actual	0.58%	$1,000.00	$1,046.02	$2.97
	Hypothetical (h)	0.58%	$1,000.00	$1,022.10	$2.93
R6	Actual	0.51%	$1,000.00	$1,046.40	$2.61
	Hypothetical (h)	0.51%	$1,000.00	$1,022.45	$2.58

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

9

Expense Tables – continued

MFS GEORGIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/19	Ending Account Value 9/30/19	Expenses Paid During Period (p) 4/01/19-9/30/19
A	Actual	0.90%	$1,000.00	$1,036.69	$4.58
	Hypothetical (h)	0.90%	$1,000.00	$1,020.50	$4.55
B	Actual	1.63%	$1,000.00	$1,032.87	$8.28
	Hypothetical (h)	1.63%	$1,000.00	$1,016.85	$8.22
I	Actual	0.65%	$1,000.00	$1,037.29	$3.31
	Hypothetical (h)	0.65%	$1,000.00	$1,021.75	$3.29
R6	Actual	0.60%	$1,000.00	$1,038.57	$3.06
	Hypothetical (h)	0.60%	$1,000.00	$1,022.00	$3.03

MFS MARYLAND MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/19	Ending Account Value 9/30/19	Expenses Paid During Period (p) 4/01/19-9/30/19
A	Actual	0.82%	$1,000.00	$1,034.33	$4.17
	Hypothetical (h)	0.82%	$1,000.00	$1,020.90	$4.14
B	Actual	1.58%	$1,000.00	$1,030.48	$8.02
	Hypothetical (h)	1.58%	$1,000.00	$1,017.10	$7.97
I	Actual	0.58%	$1,000.00	$1,036.56	$2.95
	Hypothetical (h)	0.58%	$1,000.00	$1,022.10	$2.93
R6	Actual	0.52%	$1,000.00	$1,036.79	$2.65
	Hypothetical (h)	0.52%	$1,000.00	$1,022.40	$2.63

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS Georgia Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class B shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

For the MFS Maryland Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

10

Expense Tables – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/19	Ending Account Value 9/30/19	Expenses Paid During Period (p) 4/01/19-9/30/19
A	Actual	0.83%	$1,000.00	$1,038.71	$4.23
	Hypothetical (h)	0.83%	$1,000.00	$1,020.85	$4.19
B	Actual	1.60%	$1,000.00	$1,034.73	$8.14
	Hypothetical (h)	1.60%	$1,000.00	$1,017.00	$8.07
I	Actual	0.59%	$1,000.00	$1,039.97	$3.01
	Hypothetical (h)	0.59%	$1,000.00	$1,022.05	$2.98
R6	Actual	0.53%	$1,000.00	$1,040.26	$2.70
	Hypothetical (h)	0.53%	$1,000.00	$1,022.35	$2.68

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS Massachusetts Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

11

PORTFOLIO OF INVESTMENTS

9/30/19 (unaudited)

MFS ALABAMA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 94.1%

Issuer	Shares/Par	Value ($)
Airport Revenue - 2.0%
Birmingham, AL, Airport Authority Rev., AGM, 5.25%, 7/01/2030	$1,000,000	$1,024,930
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	70,000	76,481
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	45,000	48,015
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	345,000	368,936
		$1,518,362
General Obligations - General Purpose - 12.3%
Birmingham, AL, General Obligation Warrants, “B”, 5%, 12/01/2043	$245,000	$295,935
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	160,000	164,446
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	150,000	157,457
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	145,000	147,922
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	20,000	20,312
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	40,000	40,574
Fort Payne, AL, General Obligation Warrants, “A”, AGM, 5%, 5/01/2047	750,000	903,022
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	260,000	261,706
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	60,000	60,409
Jasper, AL, General Obligation Warrants, 5%, 3/01/2032	500,000	563,350
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2038	250,000	311,230
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2039	250,000	310,490
Mobile County, AL, General Obligation Warrants, 5%, 8/01/2036	500,000	609,935
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2033	420,000	479,254
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2034	330,000	375,547
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2035	250,000	280,977
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	115,000	122,028

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
State of Alabama, “A”, 5%, 8/01/2028	$1,000,000	$1,234,630
State of California, 6%, 11/01/2039	550,000	552,139
Trussville, AL, General Obligation Warrants, “A”, 4%, 8/01/2041	750,000	834,015
Vestavia Hills, AL, 4%, 8/01/2048	500,000	554,540
Vestavia Hills, AL, General Obligation Warrants, 4%, 8/01/2038	1,000,000	1,133,290
		$9,413,208
General Obligations - Schools - 4.9%
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	$445,000	$504,652
Huntsville, AL, “A”, 5%, 5/01/2039	1,000,000	1,262,890
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2029 (Prerefunded 11/01/2023)	200,000	229,744
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2030 (Prerefunded 11/01/2023)	1,000,000	1,148,720
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	270,000	291,271
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/2036	570,000	349,815
		$3,787,092
Healthcare Revenue - Hospitals - 11.1%
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), “C”, 5%, 11/15/2046	$500,000	$581,360
Alabama Special Care Facilities Financing Authority Rev. (Daughters of Charity), ETM, AAC, 5%, 11/01/2025	865,000	928,154
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), 5%, 6/01/2031	750,000	873,120
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	10,000	10,824
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	5,000	5,966
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	5,909
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	40,000	43,296
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	30,000	32,235
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	500,000	574,480
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	500,000	543,910
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	435,000	450,142

12

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 6/01/2030 (Prerefunded 6/01/2020)	$1,000,000	$1,023,820
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2/01/2030 (Prerefunded 2/03/2020)	500,000	506,285
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	50,000	56,663
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	425,000	456,050
UAB Medicine Finance Authority Rev., “B”, 5%, 9/01/2035	1,000,000	1,189,580
UAB Medicine Finance Authority, Rev., “B2”, 5%, 9/01/2041	1,000,000	1,179,620
		$8,461,414
Healthcare Revenue - Long Term Care - 1.8%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$280,323
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	1,050,000	1,118,932
		$1,399,255
Industrial Revenue - Other - 1.0%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$290,000	$397,932
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	305,000	351,339
		$749,271
Industrial Revenue - Paper - 0.8%
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/2033	$250,000	$250,980
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	300,000	323,823
		$574,803
Miscellaneous Revenue - Other - 1.3%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$65,000	$71,166
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	95,000	103,679
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	260,000	287,357
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	495,000	538,738
		$1,000,940

Issuer	Shares/Par	Value ($)
Port Revenue - 2.2%
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2035	$1,000,000	$1,186,690
Alabama Port Authority Docks Facilities Rev., 6%, 10/01/2040 (Prerefunded 10/01/2020)	500,000	523,260
		$1,709,950
Sales & Excise Tax Revenue - 8.2%
Cherokee County, AL, Board of Education Special Tax School Warrants (Sales Tax), 5%, 12/01/2048	$1,000,000	$1,201,420
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	425,000	487,581
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	325,000	334,483
Jefferson County, AL, Board of Education, 4%, 2/01/2042	805,000	872,217
Jefferson County, AL, Limited Obligation Warrants, 5%, 9/15/2033	500,000	602,725
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2031	515,000	693,895
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	16,000	16,497
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	258,000	267,675
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	226,000	238,254
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	164,000	166,457
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	25,000	25,940
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	58,000	58,724
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	1,000	873
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	26,000	20,691
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	4,000	2,969
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	247,000	169,941
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	237,000	149,196
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	112,000	29,700

13

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	$144,000	$27,913
Tuscaloosa County, AL, Board of Education, School Tax Warrants, 5%, 2/01/2037	750,000	894,195
		$6,261,346
State & Local Agencies - 7.0%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/2029	$1,000,000	$1,002,360
Alabama Public Health Care Authority Lease Rev. (Department of Public Health Facilities), 5%, 9/01/2030	280,000	324,330
Alabama Public School & College Authority Rev., “B”, 5%, 6/01/2025	800,000	903,448
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), AGM, 5%, 3/01/2032	500,000	521,725
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, ASSD GTY, 5%, 7/01/2030	385,000	394,644
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	315,000	351,417
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2030	35,000	39,556
Huntsville, AL, Public Building Authority Lease Refunding Rev., 5%, 10/01/2033	500,000	616,660
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	230,000	276,729
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	10,000	11,853
New York Dormitory Authority Rev., State Personal Income Tax, “A” (Group C), 5%, 2/15/2041	255,000	303,159
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	185,000	201,746
State Public School Building Authority, PA, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	350,000	414,648
		$5,362,275
Tax - Other - 5.4%
Birmingham-Jefferson, AL, Civic Center Authority, “A”, 4%, 7/01/2043	$750,000	$826,890
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	500,000	586,615
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	95,000	95,645
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	30,000	30,216
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	55,000	62,787
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	30,000	34,169

Issuer	Shares/Par	Value ($)
Tax - Other - continued
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	$85,000	$95,282
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	70,000	71,597
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	105,000	113,333
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	265,000	291,108
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	190,000	209,918
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2/01/2031	500,000	522,875
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 8/01/2036	1,000,000	1,192,210
		$4,132,645
Toll Roads - 0.4%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$90,000	$99,717
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	180,000	195,896
		$295,613
Transportation - Special Tax - 4.6%
Alabama Federal Aid Highway Finance Authority Special Obligation, “A”, 5%, 9/01/2035	$500,000	$604,100
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	145,000	163,353
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	125,000	128,048
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	325,000	353,554
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	310,000	347,646
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	120,000	129,785
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	330,000	367,917
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	240,000	262,673
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	5,000	5,633
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	35,000	37,983

14

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Illinois Regional Transportation Authority, “A”, NATL, 6%, 7/01/2031	$265,000	$360,962
Metropolitan Transportation Authority Rev., NY, Green Transportation Rev., Bidding Group 1 (Climate Bond Certified), “C”, BAM, 5%, 11/15/2043	535,000	662,854
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	105,000	124,964
		$3,549,472
Universities - Colleges - 17.4%
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2044	$300,000	$332,589
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2049	1,000,000	1,101,840
Alabama Community College System Board of Trustees Rev. (Snead State Community College), BAM, 4%, 9/01/2038	680,000	764,823
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 6/01/2034	1,300,000	1,303,354
Auburn University, General Fee Rev., “A”, 5%, 6/01/2038	500,000	596,010
Auburn University, General Fee Rev., “A”, 5%, 6/01/2048	1,500,000	1,828,830
Homewood, AL, Educational Building Authority Facilities Rev. (Samford University), “A”, 5%, 12/01/2034	500,000	593,695
Huntsville, AL, University of Alabama General Fee Rev., “B-2”, 5%, 9/01/2036	475,000	585,998
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, 5%, 7/01/2036	600,000	715,068
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	65,000	65,082
Troy University, Facilities Rev., “A”, BAM, 5%, 11/01/2028	500,000	584,010
University of Alabama at Birmingham, Rev., “B”, 4%, 10/01/2037	1,000,000	1,151,480
University of Alabama in Huntsville, General Fee Rev., “B2”, 5%, 9/01/2035	755,000	933,844
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	1,000,000	1,230,970
University of South Alabama, Facilities Rev., BAM, 5%, 10/01/2036	500,000	605,695
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	750,000	913,388
		$13,306,676

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - 2.7%
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), “A”, ASSD GTY, 5%, 8/01/2037	$1,000,000	$1,025,400
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	230,000	239,540
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	175,000	139,562
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	23,925
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	50,000	40,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	60,000	47,850
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	115,000	91,713
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	10,002
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	50,000	50,012
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	10,000	10,026
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	30,000	23,925
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	95,000	75,763
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	70,000	70,153
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	35,000	37,928
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	120,000	130,229
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	15,000	16,236
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	40,000	31,150
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	50,000	40,000
		$2,103,414
Utilities - Other - 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$40,000	$52,744

Water & Sewer Utility Revenue - 10.9%
Auburn, AL, Waterworks Board Water Rev., 5%, 9/01/2036	$1,000,000	$1,169,350
Birmingham, AL, Waterworks Board Water Rev., 5%, 1/01/2036	750,000	921,728
Birmingham, AL, Waterworks Board Water Rev., “A”, 5%, 1/01/2030	500,000	585,770
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	10,000	10,273
Cullman, AL, Utilities Board Water Rev., “A”, AGM, 5%, 9/01/2035	1,000,000	1,160,800

15

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Gadsden, AL, Water Works and Sewer Rev., AGM, 4%, 6/01/2033	$1,000,000	$1,118,850
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	45,000	51,539
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	135,361
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	45,000	50,473
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	45,000	49,794
Jefferson County, AL, Senior Lien Sewer Rev., Current Interest Warrants, “A”, AGM, 5%, 10/01/2044	750,000	846,870
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	300,000	319,314
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	15,000	17,161
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	20,000	22,748
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	10,000	11,396
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	20,000	22,692
Scottsboro, AL, Waterworks Sewer & Gas Board Rev., 5%, 8/01/2032	500,000	541,350
Warrior River, AL, Water Authority Rev., BAM, 4%, 8/01/2039	1,180,000	1,336,444
		$8,371,913
Total Municipal Bonds (Identified Cost, $67,876,472)		$72,050,393

Trust Units - 0.1%

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - 0.1%
COFINA Series 2007A Senior Bonds Due 2040 National Custodial Trust (taxable), 8/01/2040	9,951	$1,343
COFINA Series 2007A Senior Bonds Due 2040 National Custodial Trust (tax-exempt), 8/01/2040	30,216	1,435
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (taxable), 8/01/2041	6,152	831
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (tax-exempt), 8/01/2041	18,983	902
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	14,803	1,998
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	70,687	3,358
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (taxable), 8/01/2043	7,750	1,046
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (tax-exempt), 8/01/2043	49,268	2,340
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (taxable), 8/01/2044	3,145	425
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (tax-exempt), 8/01/2044	86,752	4,121
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/01/2045	2,322	313
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (tax-exempt), 8/01/2045	7,051	335
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/01/2046	40,602	5,481
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (tax-exempt), 8/01/2046	149,128	7,084
Total Trust Units (Identified Cost, $151,233)		$31,012

Investment Companies (h) - 2.9%
Money Market Funds - 2.9%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $2,233,428)	2,233,488	$2,233,488

Other Assets, Less Liabilities - 2.9%		2,224,956
Net Assets - 100.0%		$76,539,849

Derivative Contracts at 9/30/19

Futures Contracts

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	10	$1,623,125	December - 2019	$34,963

At September 30, 2019, the fund had cash collateral of $30,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statements of Assets and Liabilities are comprised of cash collateral.

See Portfolio Footnotes and Notes to Financial Statements

16

PORTFOLIO OF INVESTMENTS

9/30/19 (unaudited)

MFS ARKANSAS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.5%

Issuer	Shares/Par	Value ($)
Airport Revenue - 1.3%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$235,000	$256,756
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	160,000	170,720
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	1,030,000	1,101,461
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	107,692
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	119,909
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	90,313
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	140,403
		$1,987,254
General Obligations - General Purpose - 3.5%
Arkansas Higher Education, 4%, 6/01/2029	$2,000,000	$2,226,580
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	375,000	385,421
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	430,000	451,375
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	475,000	484,571
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	60,000	60,936
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	130,000	131,867
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	515,000	518,378
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	65,000	65,443
State of California, 6%, 11/01/2039	1,160,000	1,164,513
		$5,489,084
General Obligations - Schools - 5.9%
Bentonville, AR, School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	$3,000,000	$3,251,490
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	40,000	47,644
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	285,371
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	625,838
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	2,060,000	2,150,681

Issuer	Shares/Par	Value ($)
General Obligations - Schools - continued
Grossmont, CA, Union High School District, “B-2”, 4%, 8/01/2043	$685,000	$774,118
Pulaski County, AR, Special School District Construction, 4%, 2/01/2041	2,000,000	2,081,540
		$9,216,682
Healthcare Revenue - Hospitals - 10.7%
Arkansas Development Finance Authority Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	$1,000,000	$1,162,120
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,500,000	1,803,375
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,883,525
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	20,000	21,648
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	10,000	11,932
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	5,909
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	85,000	92,003
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	70,000	75,216
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 8/01/2032	540,000	565,083
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 4%, 8/01/2038	1,000,000	1,056,780
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	420,000	434,620
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 6/01/2028	1,000,000	1,024,900
Jefferson County, AR, Hospital Rev., Refunding (Regional Medical Center), AGM, 5%, 6/01/2026	2,150,000	2,161,717
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 5.75%, 6/01/2025 (Prerefunded 6/01/2020)	510,000	524,494
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	545,000	562,696

17

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	$395,000	$408,122
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital), AGM, 4%, 3/01/2020	1,000,000	1,010,890
Pulaski County, AR, Public Facilities Board, Health Facilities Rev. (Carti Project), 5.5%, 7/01/2043	750,000	773,273
Springdale, AR, Public Facilities Board Hospital Rev. (Children’s Northwest Project), 5%, 3/01/2040	2,820,000	3,304,081
		$16,882,384
Industrial Revenue - Other - 0.4%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	$225,000	$251,327
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	330,000	380,137
		$631,464
Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$117,376

Miscellaneous Revenue - Other - 2.6%
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	$2,000,000	$2,324,820
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,615,000	1,757,701
		$4,082,521
Sales & Excise Tax Revenue - 18.1%
Bentonville, AR, Sales & Use Tax, 4%, 11/01/2026	$1,310,000	$1,312,463
Cabot, AR, Sales & Use Tax, 5%, 6/01/2026	700,000	784,119
Cabot, AR, Sales & Use Tax, 5%, 6/01/2027	1,300,000	1,454,739
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	1,145,000	1,313,601
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	760,000	782,177
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2030	850,000	931,974
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,245,829
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2023	380,000	427,781
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2024	2,040,000	2,226,048
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,180,000	1,336,303
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,330,160

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Mississippi County, AR, 4%, 6/01/2036	$650,000	$702,429
Mississippi County, AR, 4%, 6/01/2038	1,095,000	1,179,041
Phillips County, AR, Sales & Use Tax, BAM, 3.75%, 9/01/2038	1,170,000	1,210,283
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	36,000	37,118
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	597,000	619,387
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	514,000	541,869
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	355,000	360,318
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	2,000	2,040
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	62,000	64,331
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	120,000	121,498
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	7,000	6,108
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	66,000	52,523
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	12,000	8,906
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	593,000	407,996
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	568,000	357,567
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	270,000	71,599
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	339,000	65,712
Rogers, AR, 5%, 11/01/2023 (Prerefunded 11/01/2021)	965,000	985,400
Rogers, AR, Sales & Use Tax Rev., “B”, 5%, 11/01/2036	2,000,000	2,390,240
Springdale, AR, Sales & Use Tax Rev., 5%, 11/01/2028	1,000,000	1,101,740
Springdale, AR, Sales & Use Tax Rev., BAM, 5%, 4/01/2037	1,000,000	1,127,520
Springdale, AR, Sales & Use Tax Rev., BAM, 3.6%, 4/01/2041	2,000,000	2,072,040

18

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 6/01/2032	$1,840,000	$1,880,738
		$28,511,597
Secondary Schools - 0.7%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$750,000	$763,672
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039	250,000	271,673
		$1,035,345
Single Family Housing - State - 0.2%
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 7/01/2031	$320,000	$321,040

State & Local Agencies - 4.5%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$2,847,447
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	840,000	937,112
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.18% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,315,000	1,210,734
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	585,000	703,855
New York Dormitory Authority Rev., State Personal Income Tax, “A” (Group C), 5%, 2/15/2041	710,000	844,091
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	525,000	572,523
		$7,115,762
Tax - Other - 5.7%
Fayetteville, AR, Liberty Improvement Bonds, 4%, 1/01/2037	$2,000,000	$2,213,560
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	490,000	493,327
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	65,000	65,468
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2028	380,000	459,701
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	220,000	269,900
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2030	160,000	195,360
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,440,760
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	210,000	214,792

Issuer	Shares/Par	Value ($)
Tax - Other - continued
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	$890,000	$977,683
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	590,000	651,850
		$8,982,401
Tobacco - 1.6%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2027	$2,470,000	$2,108,861
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2028	500,000	415,595
		$2,524,456
Toll Roads - 0.3%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$230,000	$270,800
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	180,000	209,518
		$480,318
Transportation - Special Tax - 4.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	$45,000	$50,861
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	80,000	90,402
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	430,000	484,425
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,474
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,075,000	1,169,449
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	840,000	942,010
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	480,000	519,139
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	715,000	782,546
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	360,000	405,605

19

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	$380,000	$412,391
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	445,000	482,233
Metropolitan Transportation Authority Rev., NY, Green Transportation Rev., Bidding Group 1 (Climate Bond Certified), “C”, BAM, 5%, 11/15/2043	1,115,000	1,381,463
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	310,000	368,940
		$7,109,938
Universities - Colleges - 15.9%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$2,723,200
Arkansas State University, Student Fee Rev. (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/2027	545,000	584,485
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	85,000	85,925
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	140,000	141,400
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	60,000	58,449
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	65,000	63,788
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 4/01/2024	1,000,000	1,041,810
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 5%, 4/01/2041	1,000,000	1,061,130
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/2030	1,000,000	1,182,290
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	389,123
University Arkansas Auxiliary Enterprises Rev., 5%, 12/01/2029	605,000	667,950
University Arkansas Auxiliary Enterprises Rev. (UALR Campus), “A”, 5%, 5/01/2029	200,000	217,230
University of Arkansas Athletic Facilities Rev. (Fayetteville Campus), “A”, 5%, 9/15/2034	500,000	638,065
University of Arkansas Facilities Rev. (Fayetteville Campus), 5%, 11/01/2047	1,500,000	1,815,945

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2021	$1,310,000	$1,411,184
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2026	1,000,000	1,072,100
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2032	1,000,000	1,140,920
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2043	1,500,000	1,843,425
University of Arkansas Facilities Rev. (Monticello Campus), 4%, 12/01/2035	600,000	601,938
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2023	520,000	597,028
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 10/01/2025	780,000	888,046
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2025	2,000,000	2,279,980
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2023	250,000	263,668
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2024	250,000	263,393
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2025	500,000	526,640
University of Arkansas Student Fee Rev. (Fort Smith Campus), 4%, 12/01/2026	305,000	321,012
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 9/01/2040	1,950,000	1,981,765
University of Central Arkansas Student Fee Rev., “A”, AGM, 5%, 11/01/2038	500,000	585,350
University of Central Arkansas Student Fee Rev., “A”, AGM, 4%, 11/01/2048	550,000	584,892
		$25,032,131
Universities - Dormitories - 0.9%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$1,130,000	$1,355,729

Utilities - Municipal Owned - 8.1%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$1,187,850
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2032	1,130,000	1,242,130
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,180,880
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2036	1,165,000	1,277,655
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	450,000	468,666
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	790,000	822,769
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2030	2,805,000	3,079,750
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/2021	1,040,000	1,042,881
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/2022	1,090,000	1,092,954

20

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$395,000	$315,012
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	65,000	51,838
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	110,000	88,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	135,000	107,663
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	260,000	207,350
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	135,000	137,680
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	70,000	55,825
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	210,000	167,475
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	30,000	32,557
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	15,000	16,236
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	95,000	73,981
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	110,000	88,000
		$12,737,152
Utilities - Other - 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$300,000	$319,617
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	155,000	169,785
		$489,402
Water & Sewer Utility Revenue - 13.2%
Arkansas Community Public Water Systems Authority Rev., 5%, 10/01/2032	$1,020,000	$1,124,570
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2023	795,000	844,131
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2025	1,500,000	1,592,445
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	35,000	35,955
Conway, AR, Wastewater Improvement Rev., “A”, 4%, 10/01/2039 (w)	1,525,000	1,744,036
Fort Smith, AR, Water and Sewer and Construction Rev., 5%, 10/01/2035	3,850,000	4,779,390
Fort Smith, AR, Water and Sewer Rev., AGM, 4.5%, 10/01/2021	1,545,000	1,641,841
Fort Smith, AR, Water and Sewer Rev., AGM, 4.5%, 10/01/2022	455,000	483,515
Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2029	1,000,000	1,226,130
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	85,000	97,351

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	$500,000	$564,005
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	245,000	274,799
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	245,000	271,102
Hot Springs, AR, Wastewater Rev., 5%, 12/01/2021	650,000	696,690
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 12/01/2037 (Prerefunded 12/01/2019)	1,260,000	1,266,854
Hot Springs, AR, Waterworks Rev., BAM, 3.75%, 10/01/2043	1,750,000	1,846,862
Malvern, AR, Water and Sewer Refunding and Construction Rev., BAM, 3.7%, 8/01/2043	750,000	775,470
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	50,000	57,202
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	65,000	73,931
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	34,189
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	75,000	85,094
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 12/01/2038 (Prerefunded 12/01/2019)	1,325,000	1,333,241
		$20,848,803
Total Municipal Bonds (Identified Cost, $146,848,282)		$154,950,839

Trust Units - 0.0%
Sales & Excise Tax Revenue - 0.0%
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (tax-exempt), 8/01/2041	725	$34
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	45,578	6,153
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	200,335	9,516
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (tax-exempt), 8/01/2043	61,925	2,942

21

Portfolio of Investments (unaudited) – continued

Trust Units - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (tax-exempt), 8/01/2044	185,775	$8,824
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/01/2045	6,965	940
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (tax-exempt), 8/01/2045	21,153	1,005
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/01/2046	117,400	15,849

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (tax-exempt), 8/01/2046	418,224	$19,866
Total Trust Units (Identified Cost, $312,348)		$65,129

Investment Companies (h) - 1.1%
Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $1,642,915)	1,642,915	$1,642,915

Other Assets, Less Liabilities - 0.4%		624,471
Net Assets - 100.0%		$157,283,354

Derivative Contracts at 9/30/19

Futures Contracts

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	13	$2,110,063	December - 2019	$7,671

At September 30, 2019, the fund had cash collateral of $39,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statements of Assets and Liabilities are comprised of cash collateral.

See Portfolio Footnotes and Notes to Financial Statements

22

PORTFOLIO OF INVESTMENTS

9/30/19 (unaudited)

MFS CALIFORNIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.3%

Issuer	Shares/Par	Value ($)
Airport Revenue - 9.2%
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2043	$2,190,000	$2,597,471
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	615,000	648,339
Chicago, IL, O’Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	165,000	173,344
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2029	3,000,000	3,070,680
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, 5%, 5/15/2038	1,935,000	2,335,003
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2037	1,305,000	1,620,732
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2038	1,305,000	1,615,734
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2038	2,000,000	2,429,300
Sacramento County, CA, Airport System Rev., “C”, 5%, 7/01/2039	1,000,000	1,211,940
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2021	1,500,000	1,542,705
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2042	665,000	792,520
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	665,000	788,012
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2031	850,000	922,556
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2044	2,605,000	3,168,878
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	3,000,000	3,471,540
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	570,000	605,226
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2039	3,420,000	4,201,744
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2041	5,000,000	5,818,050
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2040	3,000,000	3,676,950

Issuer	Shares/Par	Value ($)
Airport Revenue - continued
San Francisco, CA, City & County Airports Commission, International Airport Rev., Unrefunded Balance, “D”, 5%, 5/01/2025	$1,430,000	$1,515,814
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2035	1,000,000	1,202,200
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2047	2,000,000	2,351,700
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	3,000,000	3,158,460
		$48,918,898
General Obligations - General Purpose - 6.8%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$1,080,000	$1,110,013
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	80,000	83,977
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	820,000	836,523
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	85,000	85,558
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	95,000	95,647
Marin County, CA, Healthcare District (Election of 2013), “A”, 4%, 8/01/2047	7,980,000	8,854,528
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	430,000	456,277
State of California, 5.25%, 4/01/2035	2,545,000	2,786,673
State of California, 4%, 8/01/2037	1,700,000	1,936,419
State of California, 5%, 10/01/2039	1,500,000	1,914,150
State of California, 6%, 11/01/2039	3,000,000	3,011,670
State of California, 5.5%, 3/01/2040	3,670,000	3,730,262
State of California, 5.25%, 11/01/2040	2,775,000	2,885,528
State of California, 5%, 4/01/2045	7,000,000	8,784,440
		$36,571,665
General Obligations - Schools - 17.4%
Alvord, CA, Unified School District (Election of 2007), Capital Appreciation, “B”, AGM, 0%, 8/01/2041	$1,440,000	$732,154
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	4,335,000	3,601,128
Compton, CA, Unified School District (Election of 2015), “B”, BAM, 4%, 6/01/2049	1,750,000	1,938,265
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	2,785,000	3,158,329
Dublin, CA, Unified School District (Election of 2016), “B”, 4%, 8/01/2043	1,945,000	2,182,290
Folsom Cordova, CA, Unified School District (Election of 2007), “D”, AGM, 4%, 10/01/2038	4,000,000	4,482,000

23

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
General Obligations - Schools - continued
Folsom Cordova, CA, Unified School District (Election of 2007), “D”, AGM, 4%, 10/01/2039	$4,000,000	$4,473,600
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038	2,465,000	2,811,209
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,629,644
Grossmont, CA, Union High School District, “B-2”, 4%, 8/01/2043	1,885,000	2,130,238
Imperial County, CA, Community College District Rev., BAM, 4%, 8/01/2040	465,000	518,424
Imperial County, CA, Community College District Rev., Capital Appreciation, “C”, BAM, 0%, 8/01/2034	500,000	306,675
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, 0% to 8/01/2032, 6.375% to 8/01/2045	1,385,000	1,234,963
Los Angeles County, CA, Mt. San Antonio Community College District (Election of 2018), “A”, 4%, 8/01/2049	875,000	1,005,690
Marin County, CA, Community College District (Election of 2016), “B”, 4%, 8/01/2039	2,000,000	2,250,780
Marin County, CA, Community College District (Election of 2016), “B”, 4%, 8/01/2040	1,000,000	1,120,310
Marin County, CA, San Rafael City Elementary School District Rev., “B”, 4%, 8/01/2047	2,595,000	2,911,953
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	1,155,646
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	1,570,000	1,693,685
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2033	500,000	359,805
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,216,685
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”, AGM, 0% to 8/01/2019, 6% to 8/01/2030	3,000,000	3,194,520
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	5,000,000	4,984,400
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	2,728,378
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	830,000	996,581
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	830,000	992,240
Oakland, CA, Unified School District Rev. (Election of 2012), “A”, AGM, 4%, 8/01/2034	1,000,000	1,135,470
Oakland, CA, Unified School District Rev. (Election of 2012), “A”, AGM, 4%, 8/01/2035	1,000,000	1,132,480

Issuer	Shares/Par	Value ($)
General Obligations - Schools - continued
Oakland, CA, Unified School District Rev. (Election of 2012), “A”, AGM, 4%, 8/01/2037	$1,750,000	$1,969,117
Orange County, CA, Garden Grove Unified School District, 4%, 8/01/2046	3,000,000	3,332,220
Oxnard, CA, School District (Ventura County), “A”, BAM, 5%, 8/01/2045	2,590,000	3,127,632
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2033	500,000	615,270
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2034	1,400,000	1,714,580
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2035	1,105,000	1,348,586
Placer and Sacramento Counties, CA, Roseville Joint Union High School District (School Facilities Improvement District No. 1), 4%, 8/01/2046	1,515,000	1,672,984
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	600,000	685,080
San Diego, CA, Community College District (Election of 2002), Convertible Capital Appreciation, 6% to 8/01/2019, 6% to 8/01/2033	2,000,000	2,627,400
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034	1,235,000	648,461
San Diego, CA, Unified School District (Election of 2012), “I”, 4%, 7/01/2047	2,145,000	2,398,861
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/2041	1,235,000	1,370,677
San Mateo County, CA, Community College District, 5%, 9/01/2040	1,100,000	1,421,145
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 9/01/2021	4,300,000	4,196,327
Santa Barbara and San Luis Obispo Counties, CA, Santa Maria-Bonita School District, 4%, 8/01/2042	1,000,000	1,113,840
Santa Barbara and San Luis Obispo Counties, CA, Santa Maria-Bonita School District, 4%, 8/01/2044	1,250,000	1,386,838
South Monterey County, CA, Joint Union High School District (Election of 2018), “A-1”, AGM, 4%, 8/01/2049	2,480,000	2,776,410
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2046	2,775,000	1,020,895
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2047	3,035,000	1,068,077
Sweetwater, CA, Union High School District, “C”, 4%, 8/01/2043	2,000,000	2,236,500
		$92,808,442

24

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - 14.9%
California Health Facilities Financing Authority Rev. (Children’s Hospital Los Angeles), “A”, 5%, 8/15/2042	$2,550,000	$3,029,349
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), “A”, 6.25%, 11/01/2029	2,000,000	2,008,180
California Health Facilities Financing Authority Rev. (City of Hope), 5%, 11/15/2049	4,000,000	4,758,120
California Health Facilities Financing Authority Rev. (El Camino Hospital), 5%, 2/01/2037	1,000,000	1,213,410
California Health Facilities Financing Authority Rev. (Marshall Medical Center), 5%, 11/01/2033	750,000	875,078
California Health Facilities Financing Authority Rev. (Providence Health and Services), “B”, 5.5%, 10/01/2039	1,000,000	1,000,000
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	1,160,000	1,306,044
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2038	1,000,000	1,231,310
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2048	3,500,000	4,192,405
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2046	3,180,000	3,760,859
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	1,275,000	1,522,095
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	850,000	1,012,146
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	425,000	501,810
California Municipal Finance Authority Rev. (Eisenhower Medical Center), 5%, 7/01/2042	2,000,000	2,331,000
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2047	1,000,000	1,158,900
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “B”, 4%, 7/01/2047	1,685,000	1,821,030
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2028	205,000	233,007
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2029	165,000	187,179
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2030	85,000	96,063
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	315,000	351,688
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2044	415,000	457,782
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,728,630
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	2,545,000	2,881,907

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
California Statewide Communities Development Authority Hospital Rev. (Methodist Hospital of Southern California), 5%, 1/01/2038	$1,500,000	$1,788,525
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2042	4,000,000	4,822,680
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), “A”, 6%, 6/01/2033 (Prerefunded 6/01/2021)	1,250,000	1,351,338
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/2023	1,000,000	1,003,530
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2053	1,000,000	1,186,140
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2057	2,000,000	2,365,800
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A2”, 5%, 11/01/2047	2,000,000	3,054,280
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,844,387
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	1,000,000	1,131,840
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2036	635,000	782,282
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2037	455,000	558,590
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2038	430,000	525,146
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	2,229,419
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/2030	1,740,000	1,810,453
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/2032	390,000	428,072
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/2041	2,550,000	2,725,261
Madera County, CA, COP (Children’s Hospital Central California), 5.375%, 3/15/2036 (Prerefunded 3/15/2020)	3,000,000	3,057,060
Oroville, CA, Rev. (Oroville Hospital), 5.25%, 4/01/2049	2,000,000	2,357,020

25

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	$2,000,000	$2,365,900
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	1,805,000	1,812,942
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	1,000,000	1,110,190
Upland, CA, (San Antonio Regional Hospital), COP, 4%, 1/01/2042	1,000,000	1,058,750
Upland, CA, (San Antonio Regional Hospital), COP, 5%, 1/01/2047	1,000,000	1,155,060
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2042	1,000,000	1,167,020
		$79,349,677
Healthcare Revenue - Long Term Care - 3.3%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$850,000	$911,540
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	1,270,000	1,398,600
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2034	700,000	828,485
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2039	1,000,000	1,169,210
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	2,000,000	2,364,920
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2038	435,000	495,165
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2039	430,000	488,351
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2040	435,000	492,907
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2043	980,000	1,104,088
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	1,405,000	1,551,514
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/2047	1,785,000	1,915,287
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 4%, 4/01/2042	735,000	793,278

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 5%, 4/01/2047	$1,835,000	$2,152,620
California Statewide Communities Development Authority Rev. (Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	750,000	835,230
Eden Township, CA, Healthcare District, COP, 6.125%, 6/01/2034 (Prerefunded 6/01/2020)	1,090,000	1,125,294
		$17,626,489
Industrial Revenue - Environmental Services - 0.9%
California Municipal Finance Authority Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Prerefunded 10/01/2029) (Put Date 10/01/2029) (w)	$3,000,000	$3,019,020
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039	2,000,000	1,939,200
		$4,958,220
Industrial Revenue - Other - 0.3%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	$640,000	$714,887
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	885,000	1,019,458
		$1,734,345
Miscellaneous Revenue - Other - 2.0%
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	$830,000	$945,486
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	830,000	943,453
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2039	1,000,000	1,181,720
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2044	1,000,000	1,168,560
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2031	1,335,000	1,533,821
Sacramento, CA, Transient Occupancy Tax Rev. (Convention Center Complex), “C”, 5%, 6/01/2037	1,465,000	1,807,971
Sacramento, CA, Transient Occupancy Tax Rev. (Convention Center Complex), “C”, 5%, 6/01/2038	1,250,000	1,536,150
San Francisco, CA, City & County Airports Commission, International Airport Rev., Special Facilities Lease Rev. (SFO Fuel Co. LLC), 5%, 1/01/2040	1,510,000	1,837,308
		$10,954,469

26

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Port Revenue - 0.4%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2036	$1,710,000	$2,036,884

Sales & Excise Tax Revenue - 1.5%
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	$114,000	$117,541
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	1,717,000	1,781,388
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,443,000	1,521,239
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	1,100,000	1,116,478
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	9,180
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	186,000	192,992
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	385,000	389,805
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	16,000	13,962
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	171,000	136,082
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	23,007
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,566,000	1,077,439
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,524,000	959,388
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,561,000	413,946
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	926,000	179,496
		$7,931,943
Secondary Schools - 3.9%
California Infrastructure & Economic Development Bank Charter School Rev. (Alliance for College-Ready Public Schools), “B”, 5%, 11/01/2039	$300,000	$371,025
California Infrastructure & Economic Development Bank Charter School Rev. (Alliance for College-Ready Public Schools), “B”, 5%, 11/01/2044	350,000	428,386

Issuer	Shares/Par	Value ($)
Secondary Schools - continued
California Municipal Finance Authority Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2036	$750,000	$828,442
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	825,000	868,048
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2038	970,000	1,100,834
California Municipal Finance Authority, Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	853,335
California Public Finance Authority, Educational Facilities Rev. (Trinity Classical Academy), “A”, 5%, 7/01/2036	400,000	431,332
California Public Finance Authority, Educational Facilities Rev. (Trinity Classical Academy), “A”, 5%, 7/01/2044	375,000	396,311
California Public Finance Authority, Educational Facilities Rev. (Trinity Classical Academy), “A”, 5%, 7/01/2054	1,000,000	1,048,690
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040	415,000	464,671
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2041	500,000	558,965
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045	415,000	462,845
California School Finance Authority, Charter School Rev. (Downtown Prep), 5%, 6/01/2046	1,000,000	1,076,110
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2030	1,190,000	1,388,159
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2040	750,000	855,300
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2050	1,060,000	1,193,327
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	1,245,000	1,430,605
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2038	870,000	1,032,142
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048	870,000	1,019,640
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2034	530,000	592,726

27

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Secondary Schools - continued
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2037	$505,000	$594,860
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	470,000	520,370
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2047	745,000	861,689
California School Finance Authority, School Facility Rev. (Kipp SoCal), “A”, 5%, 7/01/2049	1,050,000	1,250,487
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	1,270,000	1,359,395
		$20,987,694
Single Family Housing - State - 0.7%
California Housing Finance Agency Municipal Certificates, “A”, 4.25%, 1/15/2035	$3,000,000	$3,565,710

State & Local Agencies - 3.4%
California Municipal Finance Authority, Lease Rev. (Orange County Civic Center Infrastructure Improvement Program - Phase II), “A”, 5%, 6/01/2043	$2,095,000	$2,547,038
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/2028	2,120,000	2,375,354
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 11/01/2020	1,070,000	1,073,403
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.18% (LIBOR - 3mo. + 0.75%), 6/01/2037	2,360,000	2,172,876
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Rev. (Master Lease Projects), “A”, AGM, 5%, 4/01/2034	1,000,000	1,204,870
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Rev. (Master Lease Projects), “A”, AGM, 5%, 4/01/2037	800,000	952,856
Ontario Public Finance Authority Lease Rev., AGM, 5%, 11/01/2042	1,025,000	1,238,753
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2030	500,000	599,135
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2031	1,000,000	1,204,470
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2032	550,000	660,962
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 3/01/2040 (Prerefunded 9/01/2020)	1,000,000	1,038,090

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Santa Clara and Santa Cruz Counties, CA, West Valley-Mission Community College District (Election of 2018), “A”, 4%, 8/01/2044	$2,650,000	$3,043,154
		$18,110,961
Tax - Other - 1.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$445,000	$448,022
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	145,000	146,044
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	315,000	359,598
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	170,000	193,621
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	500,000	560,485
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	635,000	649,491
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	665,000	717,774
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	2,010,000	2,208,025
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	1,145,000	1,265,030
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2036	4,870,000	2,085,383
		$8,633,473
Tax Assessment - 3.9%
California Statewide Communities Development Authority Rev., “A”, 5%, 9/02/2048	$1,000,000	$1,175,120
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,105,530
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District No. 31), “A”, 5%, 9/01/2037	1,000,000	1,070,780
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/2035	920,000	1,052,765
Lee Lake, CA, Public Financing Authority, Senior Lien Rev., “A”, 5.125%, 9/01/2035	1,000,000	1,125,290
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev., “D”, AGM, 5%, 9/01/2022	340,000	376,468
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev., “D”, AGM, 5%, 9/01/2023	340,000	388,103
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	840,000	947,486
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	650,000	754,052

28

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax Assessment - continued
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2029	$1,350,000	$1,563,503
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,102,690
Rancho Cucamonga, CA, Redevelopment Agency, Tax Allocation Refunding (Successor Agency to the Rancho Redevelopment Project Area), AGM, 5%, 9/01/2032	2,625,000	3,048,334
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	890,000	1,067,190
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	1,095,000	1,306,083
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	1,385,000	1,610,257
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	852,390
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “B”, NATL, 5%, 8/01/2043	1,100,000	1,287,539
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/2023	1,000,000	1,144,360
		$20,977,940
Tobacco - 1.2%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	$1,080,000	$1,087,182
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,195,000	1,226,751
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5%, 6/01/2029	2,000,000	2,383,380
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,800,000	1,937,520
		$6,634,833
Toll Roads - 1.2%
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2033	$2,985,000	$3,433,705
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2034	855,000	978,026
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/2044	1,680,000	1,864,851
		$6,276,582
Transportation - Special Tax - 1.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	$460,000	$515,862
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	95,000	107,374

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	$150,000	$169,503
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	470,000	481,459
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	65,000	66,540
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	2,060,000	2,240,992
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	2,330,000	2,519,988
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	225,000	246,415
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,530,000	1,674,539
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	690,000	777,409
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	285,000	309,293
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	195,000	211,316
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NATL, 5%, 7/01/2038	75,000	76,329
		$9,397,019
Universities - Colleges - 7.5%
California Educational Facilities Authority Rev. (Art Center College of Design), “A”, 5%, 12/01/2036	$1,800,000	$2,197,458
California Educational Facilities Authority Rev. (Chapman University), “B”, 4%, 4/01/2047	1,000,000	1,089,260
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	425,000	510,876
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	1,265,000	1,516,368
California Educational Facilities Authority Rev. (Loyola Marymount University), “B”, 5%, 10/01/2038	630,000	784,520
California Educational Facilities Authority Rev. (Pitzer College), 6%, 4/01/2040 (Prerefunded 4/01/2020)	3,000,000	3,072,540
California Educational Facilities Authority Rev. (Stanford University), “U-7”, 5%, 6/01/2046	1,465,000	2,225,364
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,187,080
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,182,890

29

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	$500,000	$589,405
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030 (Prerefunded 10/01/2021)	860,000	944,779
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030 (Prerefunded 10/01/2021)	900,000	989,658
California Educational Facilities Authority Rev. (University of San Francisco), “A”, 5%, 10/01/2038	1,000,000	1,238,770
California Educational Facilities Authority Rev. (University of the Pacific), 5.25%, 11/01/2029	1,265,000	1,268,959
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2033	625,000	752,275
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2035	1,195,000	1,430,582
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2039	1,000,000	1,185,190
California Municipal Finance Authority Rev. (Emerson College), “B”, 5%, 1/01/2042	4,310,000	5,099,937
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 6/01/2030 (Prerefunded 6/01/2020)	1,500,000	1,549,590
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	1,500,000	1,550,835
California Municipal Finance Authority Rev. (University of La Verne), “A”, 5%, 6/01/2043	1,500,000	1,772,040
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	500,000	574,010
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,500,000	2,827,300
California Public Works Board Lease Rev. (Regents of the University of California), 5%, 12/01/2028 (Prerefunded 12/01/2021)	2,125,000	2,303,606
California State University Rev., “A”, 5%, 11/01/2024	2,130,000	2,300,933
		$40,144,225
Universities - Dormitories - 3.7%
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation), “A”, 5%, 6/01/2035	$225,000	$255,726
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), 5%, 5/15/2037	2,605,000	3,141,109
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2036	4,000,000	4,924,480
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	3,065,000	3,677,265

Issuer	Shares/Par	Value ($)
Universities - Dormitories - continued
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2034 (n)	$375,000	$445,811
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2039 (n)	475,000	555,470
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2051 (n)	1,440,000	1,660,406
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,500,000	1,693,335
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2034	1,000,000	1,180,050
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039	1,740,000	2,039,767
		$19,573,419
Utilities - Cogeneration - 0.6%
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 7/01/2039	$1,000,000	$1,210,740
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 11/21/2045	1,610,000	1,931,581
		$3,142,321
Utilities - Investor Owned - 0.4%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/2040	$2,000,000	$2,067,040

Utilities - Municipal Owned - 3.1%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$280,000	$317,374
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	315,000	355,144
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/2026 (Prerefunded 11/01/2020)	1,245,000	1,297,004
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	3,000,000	3,556,800
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,155,000	921,112
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	180,000	143,550

30

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	$325,000	$260,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	405,000	322,988
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	765,000	610,087
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	10,002
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	1,315,000	1,334,383
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	200,000	159,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	620,000	494,450
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	260,000	281,754
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	825,000	895,323
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	55,000	59,531
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	290,000	225,838
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	325,000	260,000
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2025 (Prerefunded 8/15/2021)	545,000	584,109
Sacramento, CA, Municipal Utility District Electric Rev., Unrefunded Balance, “ X”, 5%, 8/15/2025	1,585,000	1,699,643
Turlock, CA, Irrigation District Rev., 5%, 1/01/2039 (w)	600,000	764,214
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/2041	2,130,000	2,283,360
		$16,836,166
Utilities - Other - 1.4%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	$1,750,000	$2,684,517
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2022	2,210,000	2,441,498
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	2,154,595
		$7,280,610
Water & Sewer Utility Revenue - 5.2%
Alameda and Contra Costa Counties, CA, East Bay Municipal District Water System Rev., “A”, 5%, 6/01/2044	$4,000,000	$5,060,840
Fillmore, CA, Wastewater Refunding Rev., AGM, 5%, 5/01/2047	3,000,000	3,553,800
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	525,000	542,020

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	$2,560,000	$2,594,176
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,660,000	1,938,150
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	415,000	480,599
San Mateo-Foster City, CA, Public Financing Authority, Wastewater Rev. (Clean Water Program), 4%, 8/01/2044	2,205,000	2,511,341
Santa Barbara County, CA, Solid Waste System Rev., COP, “B”, 5%, 12/01/2036	2,000,000	2,484,560
Silicon Valley Clean Water, CA, Wastewater Rev., 4%, 8/01/2044	3,250,000	3,639,285
Soquel Creek, CA, Water District, COP, 5%, 3/01/2043	1,715,000	1,907,972
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	1,700,000	2,031,551
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	830,000	987,849
		$27,732,143
Total Municipal Bonds (Identified Cost, $477,940,970)		$514,251,168

Trust Units - 0.0%
Sales & Excise Tax Revenue - 0.0%
COFINA Series 2007A Senior Bonds Due 2040 National Custodial Trust (taxable), 8/01/2040	56,678	$7,651
COFINA Series 2007A Senior Bonds Due 2040 National Custodial Trust (tax-exempt), 8/01/2040	172,100	8,175
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (taxable), 8/01/2041	36,911	4,983
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (tax-exempt), 8/01/2041	114,012	5,416
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	146,082	19,721
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	607,427	28,853
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (taxable), 8/01/2043	45,023	6,078
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (tax-exempt), 8/01/2043	300,534	14,275
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (taxable), 8/01/2044	19,921	2,689
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (tax-exempt), 8/01/2044	551,911	26,216
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/01/2045	14,926	2,015
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (tax-exempt), 8/01/2045	45,327	2,153
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/01/2046	233,856	31,571

31

Portfolio of Investments (unaudited) – continued

Trust Units - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (tax-exempt), 8/01/2046	874,424	$41,535
Total Trust Units (Identified Cost, $952,222)		$201,331

Investment Companies (h) - 2.8%

Issuer	Shares/Par	Value ($)
Money Market Funds - 2.8%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $15,016,388)	15,015,696	$15,015,695

Other Assets, Less Liabilities - 0.9%		4,737,632
Net Assets - 100.0%		$534,205,826

Derivative Contracts at 9/30/19

Futures Contracts

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	48	$7,791,000	December - 2019	$167,823

At September 30, 2019, the fund had cash collateral of $144,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statements of Assets and Liabilities are comprised of cash collateral.

See Portfolio Footnotes and Notes to Financial Statements

32

PORTFOLIO OF INVESTMENTS

9/30/19 (unaudited)

MFS GEORGIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.0%

Issuer	Shares/Par	Value ($)
Airport Revenue - 3.0%
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2033	$1,000,000	$1,132,650
Atlanta, GA, Airport Rev., “B”, 5%, 7/01/2044	1,000,000	1,222,470
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	75,000	81,943
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	55,000	58,685
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	395,000	422,405
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	265,000	306,653
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	34,008
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	39,969
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	28,223
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	44,929
		$3,371,935
General Obligations - General Purpose - 4.9%
Atlanta, GA, Public Improvement Rev., 4.875%, 12/01/2026	$1,000,000	$1,177,160
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	220,000	226,114
Commonwealth of Puerto Rico, Public Improvement, AGM, 5.25%, 7/01/2020	120,000	122,648
Commonwealth of Puerto Rico, Public Improvement, ASSD GTY, 5.5%, 7/01/2020	275,000	281,575
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	165,000	173,202
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	165,000	168,325
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	50,000	50,718
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	185,000	186,214
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	25,000	25,170
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 9/01/2021	510,000	522,888
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	130,000	137,944
State of California, 5%, 4/01/2038	640,000	811,584
State of California, 6%, 11/01/2039	420,000	421,634

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
Valdosta & Lowndes County, GA, Hospital Authority Rev. Anticipation Certificate, “A”, 5%, 10/01/2036	$1,000,000	$1,257,900
		$5,563,076
General Obligations - Schools - 7.1%
Bryan County, GA, School District General Obligation, 4%, 8/01/2032	$500,000	$570,310
Dalton, GA, General Obligation, 5%, 2/01/2036	500,000	621,065
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	585,000	663,419
Evans County, GA, School District, 4%, 6/01/2035	660,000	770,669
Gwinnett County, GA, School District, 5%, 2/01/2029	1,000,000	1,187,280
Gwinnett County, GA, School District, 5%, 2/01/2039	1,500,000	1,906,575
Jackson County, GA, School District, 5%, 3/01/2032	1,000,000	1,286,550
Jefferson, GA, School District, “A”, 5.25%, 2/01/2029 (Prerefunded 2/01/2021)	500,000	526,230
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/2036	660,000	405,049
		$7,937,147
Healthcare Revenue - Hospitals - 15.3%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$250,000	$269,218
Augusta, GA, Development Authority Rev. (Au Health System, Inc. Project), 5%, 7/01/2036	500,000	591,085
Brookhaven, GA, Development Authority Rev. (Children’s Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2038	1,250,000	1,560,612
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	260,000	292,734
Cedartown Polk County, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039	500,000	574,485
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	15,000	16,236
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	10,000	11,932
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	5,909

33

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 1/01/2032 (Prerefunded 1/01/2022)	$1,000,000	$1,082,360
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AAC, 6.25%, 4/01/2034 (Prerefunded 4/01/2020)	500,000	512,175
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	55,000	59,531
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	50,000	53,726
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 8/15/2028	500,000	542,925
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System), 4%, 8/15/2048	250,000	274,603
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	500,000	520,810
DeKalb, GA, DeKalb Private Hospital Authority Rev. (Children’s Healthcare of Atlanta, Inc. Project), 5.25%, 11/15/2039	750,000	753,502
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	350,000	362,183
Fulton County, GA, Development Authority Hospital Rev. (Wellstar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,196,420
Fulton County, GA, Development Authority Hospital Rev. (Wellstar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	880,860
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2032	500,000	599,855
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2035	500,000	554,840
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System Project), 5%, 8/01/2028	500,000	579,835
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	1,000,000	1,164,600
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “B”, 5%, 2/15/2033 (Prerefunded 2/15/2020)	385,000	390,282
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “B”, 5%, 2/15/2033	115,000	116,471
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	45,000	46,280
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	65,000	66,580

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	$200,000	$206,494
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	135,000	139,485
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “S”, 4%, 7/01/2041	465,000	520,326
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	35,000	36,312
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	10,000	10,344
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	55,000	62,329
North Carolina Medical Care Commission, Hospital Rev. (North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/2029	355,000	363,896
Richmond County, GA, Hospital Authority Rev., Anticipation Certificates (University Health Services, Inc. Project), 4%, 1/01/2036	1,000,000	1,092,110
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	570,000	611,644
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital, Inc. Project), 5.125%, 11/01/2030 (Prerefunded 11/02/2020)	500,000	520,445
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital, Inc. Project), 5.375%, 11/01/2040 (Prerefunded 11/02/2020)	500,000	521,785
		$17,165,219
Healthcare Revenue - Long Term Care - 1.8%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A, 5%, 7/01/2036	$500,000	$550,010
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	586,980
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), “A-2”, 6.625%, 11/15/2039 (Prerefunded 11/15/2019)	200,000	201,242
Richmond County, GA, Development Authority Rev., Capital Appreciation, “C”, ETM, 0%, 12/01/2021	225,000	217,701

34

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, “C”, ETM, 0%, 12/01/2021	$500,000	$484,300
		$2,040,233
Healthcare Revenue - Other - 2.0%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2028	$500,000	$607,415
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2040 (Prerefunded 7/01/2020)	500,000	513,665
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), “B”, 5%, 7/01/2032	1,000,000	1,077,270
		$2,198,350
Industrial Revenue - Other - 0.7%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$330,000	$452,819
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	285,000	328,300
		$781,119
Industrial Revenue - Paper - 0.1%
Rockdale County, GA, Development Authority Refunding Rev. (Pratt Paper LLC Project), 4%, 1/01/2038	$150,000	$159,416

Miscellaneous Revenue - Other - 2.5%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	$285,000	$291,618
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), “A”, 5%, 3/15/2036	500,000	588,580
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), “A”, 5%, 3/15/2044	660,000	804,401
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), “A”, 5%, 3/15/2034	500,000	624,820
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	75,000	82,114
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	110,000	120,050
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	310,000	334,859
		$2,846,442
Multi-Family Housing Revenue - 0.5%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 5/20/2040 (Prerefunded 5/20/2020)	$500,000	$510,955

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - 5.2%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$495,000	$567,889
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	265,000	273,758
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	170,000	179,547
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series) “C”, 4%, 7/01/2036	750,000	853,995
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), “A”, 5%, 7/01/2044	1,000,000	1,163,660
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), “A”, 4%, 7/01/2046	1,000,000	1,109,780
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	24,000	24,745
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	356,000	369,350
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	310,000	326,808
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	237,000	240,550
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	38,000	39,428
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	83,000	84,036
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	1,000	873
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	35,000	27,853
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	6,000	4,453
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	326,000	224,295
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	316,000	198,928
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	554,000	146,910
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	191,000	37,024
		$5,873,882

35

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Secondary Schools - 0.3%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049	$250,000	$268,052
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	75,000	82,114
		$350,166
Single Family Housing - State - 1.8%
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.6%, 12/01/2044	$1,000,000	$1,055,670
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.5%, 6/01/2045	385,000	399,114
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2048	500,000	536,690
		$1,991,474
State & Local Agencies - 1.2%
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.18% (LIBOR - 3mo. + 0.75%), 6/01/2037	$460,000	$423,526
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	310,000	372,983
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	10,000	11,853
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/2039	500,000	571,065
		$1,379,427
Tax - Other - 1.4%
Atlanta & Fulton County, GA, Recreation Authority Park Improvement, “A”, 5%, 12/01/2032	$500,000	$582,175
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	75,000	75,509
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	25,000	25,180
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	65,000	74,203
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	35,000	39,863
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	100,000	112,097
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	95,000	97,168
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	125,000	134,920
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	145,000	159,285
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	220,000	243,063
		$1,543,463

Issuer	Shares/Par	Value ($)
Tax Assessment - 1.5%
Atlanta, GA, Tax Allocation (Beltline Project), “B”, 5%, 1/01/2030	$1,000,000	$1,209,670
Atlanta, GA, Tax Allocation (Eastside Project), 5%, 1/01/2030	410,000	499,909
		$1,709,579
Tobacco - 0.2%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$235,000	$252,954

Toll Roads - 0.4%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$80,000	$94,191
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	60,000	69,840
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	95,000	105,257
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	190,000	206,779
		$476,067
Transportation - Special Tax - 3.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	$80,000	$81,062
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	275,000	313,896
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	15,000	16,954
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	30,000	33,901
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	70,000	71,707
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2020	40,000	40,956
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	10,000	10,237
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	700,000	761,502
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	170,000	183,862

36

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	$330,000	$361,175
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	135,000	152,102
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	160,000	173,638
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	135,000	146,295
Metropolitan Transportation Authority Rev., NY, Green Transportation Rev., Bidding Group 1 (Climate Bond Certified), “C”, BAM, 5%, 11/15/2043	775,000	960,209
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	120,000	142,816
		$3,450,312
Universities - Colleges - 22.1%
Albany-Dougherty County, GA, Inner City Authority Refunding Rev. (USG Real Estate Foundation X LLC Project), 4%, 6/01/2034	$1,430,000	$1,625,409
Americus-Sumter Payroll Development Authority Rev. (USG Real Estate Foundation VII LLC Project), “A”, 3.5%, 6/01/2035	500,000	543,770
Barnesville-Lamar County, GA, Industrial Development Authority Refunding Rev. (USG Real Estate Foundation VI LLC Project), 5%, 6/01/2038	600,000	732,036
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2037	560,000	628,729
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	1,000,000	1,104,340
Bleckley-Dodge County, GA, Joint Development Authority Refunding Rev. (USG Real Estate Foundation VII LLC Project), 5%, 7/01/2038	815,000	983,477
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038	1,000,000	1,199,280
Carrollton, GA, Payroll Development Authority Refunding Rev. (UWG Housing, LLC Project), 5%, 7/01/2038	750,000	933,383
Cobb County, GA, Development Authority Rev. (Tech Cobb Research Campus), “A”, 5%, 6/01/2049	1,290,000	1,537,267
Cobb County, GA, Development Authority, Parking & Dining Hall Refunding Lease Rev. (Kennesaw State University Real Estate Foundations Projects), 5%, 7/15/2034	500,000	607,575

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 7/15/2035	$750,000	$768,450
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,201,210
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 3/01/2034	300,000	372,633
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2044	1,000,000	1,243,140
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 4%, 6/15/2049	500,000	560,950
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2052	1,000,000	1,226,400
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.) “A”, 5%, 6/01/2039	1,000,000	1,258,690
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	586,640
Georgia Higher Education Facilities Authority Refunding Rev. (USG Real Estate Foundation II LLC Project), 4%, 6/15/2036	750,000	856,575
Gwinnett County, GA, Development Authority Rev. (Georgia Gwinnet County Student Housing), “A”, 5%, 7/01/2040	1,000,000	1,197,610
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2047	250,000	278,610
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	65,000	68,858
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), “A”, 4%, 6/01/2039	500,000	555,530
Private Colleges & Universities, GA, Authority Rev. (Emory University), “A”, 5%, 10/01/2046	2,000,000	2,384,120
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	392,903
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), “C”, 5.25%, 10/01/2027	350,000	383,870
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	80,000	80,101
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	25,000	25,272

37

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	$45,000	$45,450
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	55,000	57,622
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/2032	325,000	380,552
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 6/15/2035	500,000	513,880
South Regional, GA, Joint Development Authority Rev. (VSU Parking and Student Service Center Project), “A”, 5%, 8/01/2035	500,000	592,780
		$24,927,112
Universities - Dormitories - 2.0%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$635,000	$761,848
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	400,000	452,752
Moultrie-Colquitt County, GA, Development Authority Rev. (Philadelphia College of Osteopathic Medicine), 5%, 12/01/2048	870,000	1,038,171
		$2,252,771
Utilities - Municipal Owned - 5.9%
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2029	$1,195,000	$1,447,814
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	500,000	553,445
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	552,140
Georgia Municipal Electric Authority (Plant Vogtle Units 3&4 Project), “A”, 5%, 1/01/2039	750,000	887,775
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 1/01/2020	190,000	192,362
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 10/01/2025	500,000	550,475
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 10/01/2026	500,000	550,165
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	160,000	166,637
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	260,000	270,785
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	50,000	56,674

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	$60,000	$67,646
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	235,000	187,412
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	40,000	31,900
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	70,000	56,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	85,000	67,788
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	155,000	123,612
Puerto Rico Electric Power Authority Rev., “RR”, ASSD GTY, 5%, 7/01/2028	490,000	503,367
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	45,000	35,888
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	125,000	99,688
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	70,000	76,122
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	5,000	5,426
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	10,000	10,824
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	60,000	46,725
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	70,000	56,000
		$6,596,670
Utilities - Other - 1.1%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	$910,000	$982,318
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2020	250,000	257,825
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2031	40,000	43,593
		$1,283,736
Water & Sewer Utility Revenue - 11.9%
Atlanta, GA, Water & Wastewater Refunding Rev., 5%, 11/01/2036	$750,000	$925,440
Atlanta, GA, Water & Wastewater Refunding Rev., “A”, 5%, 11/01/2032	1,000,000	1,246,260
Atlanta, GA, Water & Wastewater Refunding Rev., “A”, 5%, 11/01/2037	1,000,000	1,229,650
Atlanta, GA, Water & Wastewater Refunding Rev., “A”, 5%, 11/01/2038	1,000,000	1,227,040
Atlanta, GA, Water & Wastewater Refunding Rev., “B”, 4%, 11/01/2038	500,000	566,710
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	565,725
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2021	385,000	411,042
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2028	800,000	824,024

38

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2035	$350,000	$419,384
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2036	150,000	179,366
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2031	1,000,000	1,074,180
DeKalb County, GA, Water & Sewer Rev., “B”, 5.25%, 10/01/2025	1,000,000	1,223,010
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2023	500,000	522,650
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	30,000	34,359
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	60,000	61,945
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	141,001
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	45,000	50,473
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	45,000	49,794
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,267,220
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	15,000	17,161
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	20,000	22,748
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	10,000	11,396
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	20,000	22,692
Oconee County, GA, Water & Sewerage Rev., “A”, 5%, 9/01/2033	555,000	687,950
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038	500,000	586,945
		$13,368,165
Total Municipal Bonds (Identified Cost, $102,544,853)		$108,029,670

Trust Units - 0.0%

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - 0.0%
COFINA Series 2007A Senior Bonds Due 2040 National Custodial Trust (taxable), 8/01/2040	12,114	$1,636
COFINA Series 2007A Senior Bonds Due 2040 National Custodial Trust (tax-exempt), 8/01/2040	36,785	1,747
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (taxable), 8/01/2041	7,792	1,052
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (tax-exempt), 8/01/2041	24,064	1,143
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	26,879	3,629
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	115,794	5,500
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (taxable), 8/01/2043	9,595	1,295
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (tax-exempt), 8/01/2043	63,307	3,007
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (taxable), 8/01/2044	20,620	2,784
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (tax-exempt), 8/01/2044	165,121	7,843
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/01/2045	2,985	403
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (tax-exempt), 8/01/2045	9,065	431
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/01/2046	46,268	6,246
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (tax-exempt), 8/01/2046	174,575	8,292
Total Trust Units (Identified Cost, $218,747)		$45,008

Investment Companies (h) - 1.4%
Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $1,549,049)	1,549,171	$1,549,171

Other Assets, Less Liabilities - 2.6%		2,929,665
Net Assets - 100.0%		$112,553,514

39

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/19

Futures Contracts

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	16	$2,597,000	December - 2019	$55,941

At September 30, 2019, the fund had cash collateral of $48,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statements of Assets and Liabilities are comprised of cash collateral.

See Portfolio Footnotes and Notes to Financial Statements

40

PORTFOLIO OF INVESTMENTS

9/30/19 (unaudited)

MFS MARYLAND MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.2%

Issuer	Shares/Par	Value ($)
Airport Revenue - 0.8%
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 10/01/2039	$750,000	$775,357

General Obligations - General Purpose - 14.4%
Anne Arundel County, MD, Consolidated Water & Sewer, 5%, 10/01/2040	$400,000	$509,588
Anne Arundel County, MD, Consolidated Water & Sewer, 5%, 10/01/2041	500,000	635,385
Anne Arundel County, MD, Consolidated Water & Sewer, 5%, 10/01/2048	575,000	721,050
Baltimore County, MD, Metropolitan District (80th Issue), 5%, 3/01/2033	1,250,000	1,576,400
Baltimore County, MD, Public Improvement, 5%, 2/01/2028	2,000,000	2,168,220
Baltimore County, MD, Public Improvement, 4%, 3/01/2037	1,750,000	2,023,735
Baltimore, MD, Mayor and City Council of Consolidated Public Improvement (Tax Exempt), “A”, 5%, 10/15/2036	360,000	443,250
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	225,000	231,253
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	65,000	65,933
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	70,000	70,459
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	80,000	80,545
Howard County, MD, Metropolitan District Project, “C”, 4%, 2/15/2048	1,500,000	1,673,580
Montgomery County, MD, Consolidated Public Improvement, “A”, 5%, 11/01/2026 (Prerefunded 11/01/2024)	500,000	592,015
Prince George’s County, MD, Consolidated Public Improvement, “A”, 5%, 9/15/2030 (Prerefunded 9/15/2021)	1,500,000	1,608,780
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	115,000	117,967
State of California, 6%, 11/01/2039	720,000	722,801
State of Maryland, 4%, 8/01/2033	1,000,000	1,169,660
		$14,410,621
General Obligations - Schools - 0.5%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$20,000	$23,822
Grossmont, CA, Union High School District, “B-2”, 4%, 8/01/2043	405,000	457,690
		$481,512
Healthcare Revenue - Hospitals - 17.8%
California Health Facilities Financing Authority Rev. (Stanford Health System), “A”, 4%, 11/15/2040	$280,000	$315,252

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	$10,000	$10,824
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	10,000	11,932
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	5,909
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	55,000	59,531
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	40,000	42,980
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	590,000	610,538
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	370,000	382,014
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	575,000	594,102
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), “A”, 5%, 7/01/2037	1,000,000	1,075,330
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	750,000	865,868
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5%, 5/15/2026	250,000	264,913
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2028	750,000	885,180
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2033	400,000	473,408
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 4%, 7/01/2042	1,000,000	1,099,500
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 8/15/2038	1,000,000	1,348,180
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 8/15/2041	505,000	555,364
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 5/15/2042	750,000	884,917

41

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5%, 7/01/2032	$600,000	$702,378
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Medical Center), 5%, 7/01/2027	500,000	589,645
Maryland Health & Higher Educational Facilities Authority Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2046	1,000,000	1,188,460
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B”, 5%, 7/01/2034	1,000,000	1,203,940
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “D”, 4%, 7/01/2048	1,250,000	1,360,962
Maryland Health & Higher Educational Facilities Authority Rev. (Western Maryland Health System), 5.25%, 7/01/2034	1,000,000	1,130,960
Maryland Industrial Development Authority, Economic Development Rev., RIBS, AGM, 7.943%, 8/26/2022 (p)	400,000	465,952
Montgomery County, MD, Rev. (Trinity Health Corp.), 5%, 12/01/2040	1,000,000	1,069,840
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	635,000	681,393
		$17,879,272
Healthcare Revenue - Long Term Care - 3.6%
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	$500,000	$548,045
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	750,000	794,895
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), “A”, 5%, 1/01/2045	500,000	581,510
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	350,000	388,601
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	45,000	47,673
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	85,000	90,161
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), Unrefunded Balance, 7%, 11/01/2030	10,000	10,279
Washington County, MD, County Commissioners Rev. (Diakon Lutheran Social Ministries Project), “B”, 5%, 1/01/2032	575,000	689,505

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	$400,000	$429,268
		$3,579,937
Healthcare Revenue - Other - 0.6%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	$565,000	$566,893

Industrial Revenue - Other - 0.9%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$435,000	$596,898
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	295,000	339,820
		$936,718
Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$117,376

Miscellaneous Revenue - Other - 4.7%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	$750,000	$849,922
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	105,000	114,960
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	160,000	174,618
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2028	90,000	111,200
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2029	210,000	263,183
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 4%, 7/01/2039	1,100,000	1,217,854
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 4%, 7/01/2044	600,000	657,096
Montgomery County, MD, Transportation Fund Lease Authority Rev., “A”, 5%, 11/01/2036	750,000	881,137
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	450,000	486,085
		$4,756,055
Multi-Family Housing Revenue - 6.3%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), “A”, 5%, 6/01/2044	$500,000	$550,010
Howard County, MD, Housing Commission Rev. (Woodfield Oxford Square Apartments), 5%, 12/01/2037	750,000	886,403

42

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Multi-Family Housing Revenue - continued
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, FHA, 4%, 7/01/2048	$500,000	$541,315
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 3.65%, 7/01/2049	505,000	530,760
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 3.35%, 7/01/2049	1,765,000	1,804,412
Montgomery County, MD, Housing Opportunities Commission, Multifamily Housing Development Rev., “A-1”, FHA, 3.05%, 7/01/2044 (w)	1,000,000	999,410
Montgomery County, MD, Housing Opportunities Commission, Multifamily Housing Development Rev., “C”, 5.125%, 7/01/2037	1,000,000	1,022,710
		$6,335,020
Parking - 1.4%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AAC, 5%, 7/01/2034	$1,385,000	$1,400,000

Port Revenue - 2.3%
Maryland Economic Development Corp. Rev. (Terminal Project), “A”, 5%, 6/01/2044	$500,000	$599,955
Maryland Economic Development Corp. Rev. (Terminal Project), “A”, 5%, 6/01/2049	250,000	298,345
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2031	650,000	793,624
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5.75%, 6/01/2035 (Prerefunded 6/01/2020)	550,000	566,005
		$2,257,929
Sales & Excise Tax Revenue - 3.1%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$625,000	$717,031
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	435,000	447,693
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	260,000	274,602
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	21,000	21,652
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	375,000	389,063
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	347,000	365,814

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	$241,000	$244,610
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	46,000	47,729
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	75,000	75,936
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	3,000	2,618
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	36,000	28,649
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	6,000	4,453
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	338,000	232,551
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	332,000	209,001
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital
Appreciation, “2019A-1”, 0%, 7/01/2046	153,000	40,573
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	197,000	38,186
		$3,140,161
Secondary Schools - 0.3%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039	$250,000	$271,673

Single Family Housing - State - 1.3%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 3.75%, 9/01/2039	$750,000	$804,540
Montgomery County, MD, Housing Opportunities Commission, Single Family Mortgage Rev., “A”, FHA, 3.85%, 1/01/2042	495,000	530,818
		$1,335,358
State & Local Agencies - 5.9%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$455,000	$507,603
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.18% (LIBOR - 3mo. + 0.75%), 6/01/2037	665,000	612,272
Howard County, MD, COP, “B”, 8.15%, 2/15/2021	450,000	492,147
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2041	500,000	587,475

43

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2038	$500,000	$610,065
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	335,000	403,062
New York Dormitory Authority Rev., State Personal Income Tax, “A“ (Group C), 5%, 2/15/2041	385,000	457,711
Prince George’s County, MD, COP (Suitland Public Infrastructure), 3%, 10/01/2038	1,000,000	1,022,470
Prince George’s County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2037	1,000,000	1,243,520
		$5,936,325
Tax - Other - 2.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$325,000	$327,207
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	45,000	45,324
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2028	240,000	290,337
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	140,000	171,755
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2030	100,000	122,100
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	110,000	112,510
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	635,000	701,567
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “B”, AGM, 5%, 10/01/2025	200,000	204,542
		$1,975,342
Tax Assessment - 3.7%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	$500,000	$551,800
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 7/01/2036	223,000	223,248
Frederick County, MD, Special Obligation (Urbana Community Development Authority), “A”, 5%, 7/01/2040	1,500,000	1,537,125
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 6.1%, 2/15/2044	230,000	239,347
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047	300,000	317,337
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 7/01/2034	431,000	432,827

Issuer	Shares/Par	Value ($)
Tax Assessment - continued
Prince George’s County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048	$400,000	$443,688
		$3,745,372
Tobacco - 0.2%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$215,000	$231,426

Transportation - Special Tax - 7.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	$1,365,000	$1,542,477
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2020	50,000	51,195
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	870,000	946,438
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	170,000	183,862
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	355,000	395,789
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	360,000	394,009
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	200,000	217,048
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	165,000	178,806
Metropolitan Transportation Authority Rev., NY, Green Transportation Rev., Bidding Group 1 (Climate Bond Certified), “C”, BAM, 5%, 11/15/2043	700,000	867,286
Washington, DC, Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	440,000	536,668
Washington, DC, Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	440,000	535,379
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “B”, 5%, 7/01/2042	1,140,000	1,374,772
		$7,223,729
Universities - Colleges - 7.0%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 7/01/2034	$500,000	$539,330
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 7/01/2044	500,000	582,040
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 7/01/2037	1,500,000	1,637,355

44

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2032	$500,000	$575,625
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art Issue), 5%, 6/01/2033	450,000	529,871
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 10/01/2035	1,000,000	1,021,800
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2030	150,000	163,059
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2032	440,000	477,193
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	30,000	30,326
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	136,350
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	85,000	89,053
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,110,270
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035	110,000	121,140
		$7,013,412
Universities - Dormitories - 3.6%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$660,000	$791,842
Maryland Economic Development Corp., Senior Student Housing Project and Refunding Rev. (Townson University Project), 5%, 7/01/2036	500,000	581,995
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, Baltimore Project), 5%, 7/01/2031	500,000	553,210
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	750,000	888,375
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	500,000	528,860
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	315,660
		$3,659,942

Issuer	Shares/Par	Value ($)
Utilities - Investor Owned - 0.8%
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	$750,000	$755,625

Utilities - Municipal Owned - 0.7%
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$240,000	$191,400
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	40,000	31,900
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	70,000	56,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	85,000	67,788
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	160,000	127,600
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	31,900
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	125,000	99,687
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	10,000	10,824
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	60,000	46,725
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	65,000	52,000
		$715,824
Utilities - Other - 1.0%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$55,000	$72,524
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2042	110,000	150,534
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	195,000	207,751
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	100,000	109,539
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	140,000	157,427
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	235,000	244,893
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2031	55,000	59,941
		$1,002,609
Water & Sewer Utility Revenue - 6.0%
Baltimore, MD, Project Rev. (Water Projects), “A”, 4%, 7/01/2039	$1,000,000	$1,139,260
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), “B”, 5%, 7/01/2042	1,320,000	1,493,395
Baltimore, MD, Refunding Rev., LEVRRS, NATL, 7.826%, 7/01/2020 (p)	650,000	691,392
Baltimore, MD, Subordinate Refunding Rev. (Water Project), “C”, 4%, 7/01/2036	715,000	816,251
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	20,000	22,906

45

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	$105,000	$118,441
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	205,000	229,934
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	205,000	226,841
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	25,000	28,601
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	30,000	34,122
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	15,000	17,094
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	35,000	39,710
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	50,000	59,328
Montgomery County, MD, Water Quality Protection Charge Rev., “A”, 5%, 4/01/2032	1,125,000	1,144,485
		$6,061,760
Total Municipal Bonds (Identified Cost, $91,330,575)		$96,565,248

Trust Units - 0.0%
Sales & Excise Tax Revenue - 0.0%
COFINA Series 2007A Senior Bonds Due 2040 National Custodial Trust (taxable), 8/01/2040	14,278	$1,928
COFINA Series 2007A Senior Bonds Due 2040 National Custodial Trust (tax-exempt), 8/01/2040	43,353	2,059

Trust Units - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (taxable), 8/01/2041	9,433	$1,273
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (tax-exempt), 8/01/2041	29,059	1,380
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	32,722	4,418
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	134,683	6,397
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (taxable), 8/01/2043	11,440	1,544
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (tax-exempt), 8/01/2043	70,055	3,328
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (taxable), 8/01/2044	24,115	3,256
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (tax-exempt), 8/01/2044	179,168	8,511
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/01/2045	3,649	493
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (tax-exempt), 8/01/2045	11,080	526
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/01/2046	61,061	8,243
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (tax-exempt), 8/01/2046	220,661	10,481
Total Trust Units (Identified Cost, $256,715)		$53,837

Investment Companies (h) - 3.5%
Money Market Funds - 3.5%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $3,521,324)	3,521,337	$3,521,337

Other Assets, Less Liabilities - 0.3%		271,852
Net Assets - 100.0%		$100,412,274

Derivative Contracts at 9/30/19

Futures Contracts

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	7	$1,136,188	December - 2019	$24,474

At September 30, 2019, the fund had cash collateral of $21,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statements of Assets and Liabilities are comprised of cash collateral.

See Portfolio Footnotes and Notes to Financial Statements

46

PORTFOLIO OF INVESTMENTS

9/30/19 (unaudited)

MFS MASSACHUSETTS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.1%

Issuer	Shares/Par	Value ($)
Airport Revenue - 5.6%
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	$2,000,000	$2,479,100
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2040	2,755,000	3,398,375
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,000,000	3,568,230
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2047	1,500,000	1,773,975
Massachusetts Port Authority Rev., “B”, 5%, 7/01/2043	3,625,000	4,236,501
Massachusetts Port Authority Rev., “C”, 5%, 7/01/2044	3,000,000	3,673,260
		$19,129,441
General Obligations - General Purpose - 9.3%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$705,000	$724,592
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2023	1,000,000	1,147,890
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2028	2,225,000	2,917,464
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “C”, 5%, 5/01/2040	2,000,000	2,501,920
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “C”, 5%, 5/01/2044	5,195,000	6,434,631
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 4%, 2/01/2044	2,000,000	2,212,820
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “D”, 4%, 2/01/2046	2,600,000	2,869,126
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 9/01/2037	3,000,000	3,731,070
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 11/01/2042	3,000,000	3,635,520
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “I”, 5%, 12/01/2034	1,000,000	1,219,650
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	600,000	629,826
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	640,000	652,896
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	685,000	689,494
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	75,000	75,511
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	510,000	541,166
State of California, 6%, 11/01/2039	1,555,000	1,561,049
		$31,544,625

Issuer	Shares/Par	Value ($)
General Obligations - Schools - 1.8%
Belmont, MA, General Obligation Municipal Purpose Loan, 4%, 3/15/2049	$3,000,000	$3,353,490
Lincoln, MA, School General Obligation Bonds, 4%, 3/01/2049	1,360,000	1,519,637
San Marcos, CA, Unified School District (Election of 2010), Capital Appreciation, “C”, 0%, 8/01/2038	3,375,000	1,428,705
		$6,301,832
Healthcare Revenue - Hospitals - 14.1%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	$1,315,000	$1,360,775
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	235,000	241,683
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	345,000	353,384
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	745,000	769,190
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	520,000	537,274
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049	1,500,000	1,609,170
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,245,940
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2036	635,000	782,396
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2037	850,000	1,041,641
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2038	700,000	855,344
Massachusetts Development Finance Agency Rev. (CareGroup), “I”, 5%, 7/01/2037	1,000,000	1,179,280
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2036	1,000,000	1,224,830
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2037	1,000,000	1,218,770
Massachusetts Development Finance Agency Rev. (Children’s Hospital), “P”, 5%, 10/01/2032	1,000,000	1,164,770
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2029	100,000	130,520

47

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2030	$100,000	$129,735
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2031	125,000	161,556
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2032	175,000	224,838
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2033	150,000	191,751
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2034	400,000	509,572
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/2030	2,000,000	2,362,300
Massachusetts Development Finance Agency Rev. (Lawrence General Hospital), 5%, 7/01/2037	1,000,000	1,129,730
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	1,000,000	1,094,750
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “Q”, 5%, 7/01/2041	1,500,000	1,768,065
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “Q”, 5%, 7/01/2047	1,500,000	1,756,680
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “S”, 4%, 7/01/2041	3,500,000	3,916,430
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,300,000	2,648,588
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032 (Prerefunded 1/01/2021)	600,000	643,698
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032	400,000	428,872
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	1,850,000	2,137,842
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	2,000,000	2,335,400
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “L”, 5%, 7/01/2044	1,000,000	1,164,080
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 4%, 7/01/2044	2,080,000	2,253,223
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2044	2,000,000	2,380,740

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Massachusetts Development Finance Agency Rev., Dana-Farber Cancer Institute Issue, “N”, 5%, 12/01/2041	$1,690,000	$2,000,504
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 12/01/2039 (Prerefunded 12/01/2019)	1,500,000	1,509,555
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 12/01/2039 (Prerefunded 12/01/2019)	1,000,000	1,006,780
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 7/01/2029	1,000,000	1,003,370
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	310,000	321,622
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	120,000	124,133
		$47,918,781
Healthcare Revenue - Long Term Care - 1.8%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$1,149,130
Massachusetts Development Finance Agency Refunding Rev. (Orchard Cove, Inc.), 5%, 10/01/2039	250,000	284,093
Massachusetts Development Finance Agency Refunding Rev. (Orchard Cove, Inc.), 5%, 10/01/2049	700,000	789,481
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	500,000	324,000
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 12/01/2030	525,000	528,465
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	93,608	27,186
Massachusetts Development Finance Agency Rev. (Loomis Community), ETM, 6%, 1/01/2033 (Prerefunded 7/01/2023)	250,000	292,332
Massachusetts Development Finance Agency Rev. (Loomis Community), Unrefunded Balance, 6%, 1/01/2033	250,000	280,180
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037	1,250,000	1,387,587
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	1,000,000	1,202,100
		$6,264,554
Industrial Revenue - Other - 0.3%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	$420,000	$469,144

48

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Industrial Revenue - Other - continued
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	$575,000	$662,360
		$1,131,504
Miscellaneous Revenue - Other - 5.6%
Massachusetts Development Finance Agency Rev. (Broad Institute), “A”, 5.25%, 4/01/2037 (Prerefunded 4/01/2021)	$2,000,000	$2,118,920
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	1,000,000	1,240,390
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,236,960
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,223,700
Massachusetts Health & Educational Facilities Authority Rev. (Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/2030 (Prerefunded 7/01/2020)	3,500,000	3,597,790
Massachusetts Health & Educational Facilities Authority Rev. (Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/2040 (Prerefunded 7/01/2020)	1,700,000	1,747,498
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2038	1,000,000	1,224,830
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2039	2,000,000	2,443,700
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	3,000,000	3,180,840
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,095,000	1,191,754
		$19,206,382
Multi-Family Housing Revenue - 3.2%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 12/15/2024	$1,040,000	$1,041,685
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 12/15/2023	2,180,000	2,191,707
Massachusetts Housing Finance Agency Rev., “A”, FHA, 5.25%, 12/01/2035	1,000,000	1,026,110
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 12/01/2049	1,680,000	1,682,234
Massachusetts Housing Finance Agency, “A”, 3.7%, 12/01/2038	1,000,000	1,065,080
Massachusetts Housing Finance Agency, “A”, 3.8%, 12/01/2043	1,000,000	1,063,180
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,496,278

Issuer	Shares/Par	Value ($)
Multi-Family Housing Revenue - continued
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	$1,190,000	$1,248,191
		$10,814,465
Parking - 0.9%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$3,000,000	$3,196,290

Sales & Excise Tax Revenue - 6.9%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$1,655,000	$1,898,699
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	985,000	1,013,742
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	1,590,000	1,862,319
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,460,796
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2031	2,000,000	2,747,700
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 2/15/2044	4,000,000	4,951,920
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “B”, 4%, 11/15/2046	3,000,000	3,313,920
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	73,000	75,267
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	1,086,000	1,126,725
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	858,000	904,521
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	671,000	681,052
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	5,000	5,100
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	101,000	104,797
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	256,000	259,195
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	12,000	10,471
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	117,000	93,109
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	22,000	16,328

49

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	$1,059,000	$728,613
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,011,000	636,445
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,292,000	342,612
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	613,000	118,824
		$23,352,155
Secondary Schools - 2.2%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056	$290,000	$308,766
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	580,795
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,175,512
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2037	170,000	170,440
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “A”, 6.375%, 7/01/2030 (Prerefunded 7/01/2020)	740,000	767,306
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,143,050
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 9/01/2028	1,000,000	1,033,120
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,192,440
		$7,371,429
Single Family Housing - State - 0.3%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.3%, 6/01/2034	$365,000	$384,597
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.45%, 12/01/2036	485,000	513,052
		$897,649
State & Local Agencies - 4.5%
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E”, 4%, 3/01/2043	$1,245,000	$1,388,935
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	75,000	92,245
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	60,000	73,616

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	$30,000	$36,681
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.18% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,400,000	1,288,994
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	1,015,000	1,221,218
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2029 (Prerefunded 5/01/2022)	995,000	1,089,983
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2032	760,000	846,534
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 5/01/2022	8,310,000	7,993,721
Massachusetts College Building Authority Project Rev., Unrefunded Balance, “A”, 5%, 5/01/2029	1,005,000	1,092,113
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	275,000	306,515
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	45,000	53,337
		$15,483,892
Student Loan Revenue - 3.6%
Massachusetts Educational Financing Authority, “J”, 5.625%, 7/01/2029	$705,000	$749,126
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	2,000,000	2,147,040
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	4,000,000	4,128,080
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 1/01/2028	260,000	262,329
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	3,000,000	3,033,420
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.15%, 1/01/2026	315,000	318,040
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 1/01/2027	145,000	146,421
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	720,000	749,369
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 4.5%, 7/01/2024	745,000	782,265
		$12,316,090

50

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax - Other - 2.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$260,000	$261,765
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	85,000	85,612
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	225,000	256,856
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	120,000	136,674
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	370,000	414,759
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2028	815,000	985,938
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	1,980,000	2,429,104
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2030	340,000	415,140
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	210,000	257,632
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 1/01/2023	1,585,000	1,794,141
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	305,000	311,960
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	995,000	1,093,027
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	815,000	900,436
		$9,343,044
Tobacco - 0.4%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$1,335,000	$1,436,994

Toll Roads - 1.1%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., Subordinated Contract Assistance, 5%, 1/01/2037	$1,000,000	$1,258,220
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/2032	2,600,000	2,623,920
		$3,882,140
Transportation - Special Tax - 5.4%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2036	$2,850,000	$3,427,866
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2042	3,000,000	3,612,150

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	$320,000	$358,861
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	295,000	298,918
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	275,000	279,227
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	610,000	687,208
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	280,000	286,826
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	2,415,000	2,627,182
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	1,735,000	1,945,698
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	465,000	502,916
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	520,000	579,748
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,055,000	1,154,666
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	300,000	325,101
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NATL, 5%, 7/01/2038	45,000	45,797
Illinois Regional Transportation Authority, “A”, NATL, 6%, 7/01/2031	1,200,000	1,634,544
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	420,000	499,855
		$18,266,563
Universities - Colleges - 21.4%
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2038	$605,000	$762,669
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2040	2,665,000	3,343,536
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2031	910,000	1,084,756
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	150,000	176,964

51

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	$970,000	$1,184,312
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	1,000,467
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	758,644
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	411,509
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	3,304,288
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,778,490
Massachusetts Development Finance Agency Rev. (Brandeis University), “R”, 5%, 10/01/2038	835,000	1,042,138
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2039	2,660,000	3,345,216
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	849,519
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	250,000	291,258
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	2,000,000	2,343,060
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2035	1,875,000	2,175,712
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,000,000	2,284,280
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,448,714
Massachusetts Development Finance Agency Rev. (Lesley University), “A”, 5%, 7/01/2044	2,250,000	2,728,777
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	3,000,000	3,387,030
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 10/01/2026	2,250,000	2,607,097
Massachusetts Development Finance Agency Rev. (Simmons University), “L”, 5%, 10/01/2035	2,000,000	2,427,840
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 7/01/2040	1,000,000	1,023,940
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	2,000,000	2,285,960
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,279,408

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2048	$1,985,000	$2,325,626
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	3,126,376
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2038	865,000	1,076,683
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2039	950,000	1,179,567
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,655,642
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 4%, 9/01/2049	3,000,000	3,116,640
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2027	65,000	65,201
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2037	140,000	140,442
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	2,262,388
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	1,000,000	1,300,410
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 10/01/2035	1,500,000	1,544,670
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	295,000	312,511
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	310,000	310,391
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	110,000	111,197
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	370,000	373,700
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	73,061

52

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	$90,000	$88,322
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	537,906
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2039	3,000,000	3,296,640
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2040	2,500,000	2,954,000
University of Massachusetts Building Authority Senior Refunding Rev., “2019-1”, 5%, 5/01/2039	3,000,000	3,785,700
		$72,962,657
Universities - Dormitories - 0.7%
Massachusetts Development Finance Agency Rev., Provident Commonwealth Education Resources Issue (Umass Boston Student Housing Project), 5%, 10/01/2041	$1,000,000	$1,139,020
Massachusetts Development Finance Agency Rev., Provident Commonwealth Education Resources Issue (Umass Boston Student Housing Project), 5%, 10/01/2048	1,000,000	1,132,040
		$2,271,060
Utilities - Municipal Owned - 1.3%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$590,000	$614,473
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	200,000	226,696
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	235,000	264,948
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	770,000	614,075
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	125,000	99,688
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	215,000	172,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	270,000	215,325
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	510,000	406,725
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	135,000	107,663
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	415,000	330,963
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	160,000	173,387
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	220,000	239,224
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	530,000	575,177
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	35,000	37,883

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	$195,000	$151,856
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	220,000	176,000
		$4,406,083
Utilities - Other - 0.4%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$405,000	$431,483
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	210,000	230,032
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	480,000	500,208
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2031	160,000	174,374
		$1,336,097
Water & Sewer Utility Revenue - 3.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$90,000	$92,455
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	225,000	231,856
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	305,000	314,888
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,648,128
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,825,400
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 8/01/2032	75,000	75,218
Massachusetts Water Resources Authority General Refunding Rev. (Green Bonds), “C”, 4%, 8/01/2040	2,910,000	3,228,238
Massachusetts Water Resources Authority Rev., “B”, AGM, 5.25%, 8/01/2029	595,000	792,724
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2030	620,000	839,269
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2031	1,625,000	2,235,399
		$12,283,575
Total Municipal Bonds (Identified Cost, $309,749,823)		$331,117,302

Trust Units - 0.0%
Sales & Excise Tax Revenue - 0.0%
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (tax-exempt), 8/01/2041	1,296	$62
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	68,561	9,256
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	318,930	15,149

53

Portfolio of Investments (unaudited) – continued

Trust Units - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (tax-exempt), 8/01/2043	110,724	$5,259
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (tax-exempt), 8/01/2044	332,173	15,778
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/01/2045	10,614	1,433
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (tax-exempt), 8/01/2045	32,233	1,531
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/01/2046	165,556	22,350

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (tax-exempt), 8/01/2046	614,164	$29,173
Total Trust Units (Identified Cost, $475,974)		$99,991

Investment Companies (h) - 0.9%
Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $2,982,336)	2,982,128	$2,982,128

Other Assets, Less Liabilities - 2.0%		6,740,238
Net Assets - 100.0%		$340,939,659

Derivative Contracts at 9/30/19

Futures Contracts

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	29	$4,707,063	December - 2019	$101,393

At September 30, 2019, the fund had cash collateral of $87,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statements of Assets and Liabilities are comprised of cash collateral.

Portfolio Footnotes:

(a)	Non-income producing security.
(d)	In default.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:

	Affiliated Issuers	Unaffiliated Issuers
Alabama Fund	$2,233,488	$72,081,405
Arkansas Fund	1,642,915	155,015,968
California Fund	15,015,695	514,452,499
Georgia Fund	1,549,171	108,074,678
Maryland Fund	3,521,337	96,619,085
Massachusetts Fund	2,982,128	331,217,293

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,661,687, representing 0.5% of net assets of the California Fund.

(p)	Primary market inverse floater.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)	When-issued security.

54

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LEVRRS	Leveraged Reverse Rate Security
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
RIBS	Residual Interest Bonds
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

55

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/19 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Alabama Fund	Arkansas Fund	California Fund

Assets
Investments in unaffiliated issuers, at value (identified cost, $68,027,705, $147,160,630, and $478,893,192, respectively)	$72,081,405	$155,015,968	$514,452,499

Investments in affiliated issuers, at value (identified cost, $2,233,428, $1,642,915, and $15,016,388, respectively)	2,233,488	1,642,915	15,015,695

Cash	5,987	13,649	49,057

Deposits with brokers for futures contracts	30,000	39,000	144,000

Receivables for

Net daily variation margin on open futures contracts	313	—	1,509

Investments sold	561,038	870,514	1,546,615

Fund shares sold	1,031,215	49,576	1,786,140

Interest	784,325	1,984,552	5,862,136

Receivable from investment adviser	3,739	—	—
Other assets	699	1,184	2,489
Total assets	$76,732,209	$159,617,358	$538,860,140

Liabilities

Payables for

Distributions	$29,770	$29,038	$202,310

Investments purchased on an extended settlement basis	—	1,758,753	3,765,762

Investments purchased	6,300	—	44,099

Fund shares reacquired	102,390	434,577	401,092

Net daily variation margin on open futures contracts	—	406	—

Payable to affiliates

Investment adviser	—	7,594	25,707

Administrative services fee	229	348	895

Shareholder servicing costs	21,303	65,109	159,614

Distribution and service fees	1,335	1,494	6,378

Payable for independent Trustees’ compensation	1,187	1,142	5,332
Accrued expenses and other liabilities	29,846	35,543	43,125
Total liabilities	$192,360	$2,334,004	$4,654,314
Net assets	$76,539,849	$157,283,354	$534,205,826

Net assets consist of
Paid-in capital	$73,407,049	$154,961,948	$501,866,398
Total distributable earnings (loss)	3,132,800	2,321,406	32,339,428
Net assets	$76,539,849	$157,283,354	$534,205,826

56

Statements of Assets and Liabilities (unaudited) – continued

	Alabama Fund	Arkansas Fund	California Fund

Net assets

Class A	$54,475,355	$127,477,029	$369,440,972

Class B	200,658	2,158,592	1,437,806

Class C	—	—	26,594,765

Class I	20,164,573	26,543,196	116,887,741
Class R6	1,699,263	1,104,537	19,844,542
Total net assets	$76,539,849	$157,283,354	$534,205,826

Shares of beneficial interest outstanding

Class A	5,242,151	12,806,299	59,423,155

Class B	19,307	216,663	231,207

Class C	—	—	4,263,420

Class I	2,035,895	2,686,170	11,549,602
Class R6	171,565	111,761	1,962,061
Total shares of beneficial interest outstanding	7,468,918	15,820,893	77,429,445

Class A shares

Net asset value per share
(net assets / shares of beneficial interest outstanding)	$10.39	$9.95	$6.22
Offering price per share (100 / 95.75 × net asset value per share)	$10.85	$10.39	$6.50

Class B shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$10.39	$9.96	$6.22

Class C shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$—	$—	$6.24

Class I shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.90	$9.88	$10.12

Class R6 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.90	$9.88	$10.11

On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

57

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/19	Georgia Fund	Maryland Fund	Massachusetts Fund

Assets
Investments in unaffiliated issuers, at value (identified cost, $102,763,600, $91,587,290, and $310,225,797, respectively)	$108,074,678	$96,619,085	$331,217,293

Investments in affiliated issuers, at value (identified cost, $1,549,049, $3,521,324, and $2,982,336, respectively)	1,549,171	3,521,337	2,982,128

Cash	946,237	—	28,349

Deposits with brokers for futures contracts	48,000	21,000	87,000

Receivables for

Net daily variation margin on open futures contracts	502	221	911

Investments sold	319,360	—	2,773,282

Fund shares sold	577,573	413,245	722,767

Interest	1,233,245	1,099,562	3,773,797

Receivable from investment adviser	—	6,969	—

Receivable from distributor	—	—	4,087
Other assets	730	724	2,367
Total assets	$112,749,496	$101,682,143	$341,591,981

Liabilities

Payable to custodian	$—	$28,113	$—

Payables for

Distributions	19,065	49,380	97,189

Investments purchased on an extended settlement basis	—	1,000,000	—

Investments purchased	10,500	8,400	28,349

Fund shares reacquired	104,231	121,308	391,454

Payable to affiliates

Investment adviser	2,968	—	13,392

Administrative services fee	282	264	614

Shareholder servicing costs	21,348	30,474	95,758

Distribution and service fees	2,198	1,346	—

Payable for independent Trustees’ compensation	1,343	3,097	3,073
Accrued expenses and other liabilities	34,047	27,487	22,493
Total liabilities	$195,982	$1,269,869	$652,322
Net assets	$112,553,514	$100,412,274	$340,939,659

Net assets consist of
Paid-in capital	$108,743,428	$97,800,558	$323,949,324
Total distributable earnings (loss)	3,810,086	2,611,716	16,990,335
Net assets	$112,553,514	$100,412,274	$340,939,659

58

Statements of Assets and Liabilities (unaudited) – continued

	Georgia Fund	Maryland Fund	Massachusetts Fund

Net assets

Class A	$93,233,931	$80,456,174	$225,739,078

Class B	341,057	1,310,713	1,520,781

Class I	9,244,100	16,167,775	108,423,729
Class R6	9,734,426	2,477,612	5,256,071
Total net assets	$112,553,514	$100,412,274	$340,939,659

Shares of beneficial interest outstanding

Class A	8,493,491	7,341,493	19,997,529

Class B	30,957	119,655	134,477

Class I	928,853	1,635,394	10,974,116
Class R6	977,551	250,593	531,646
Total shares of beneficial interest outstanding	10,430,852	9,347,135	31,637,768

Class A shares

Net asset value per share
(net assets / shares of beneficial interest outstanding)	$10.98	$10.96	$11.29
Offering price per share (100 / 95.75 × net asset value per share)	$11.47	$11.45	$11.79

Class B shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$11.02	$10.95	$11.31

Class I shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.95	$9.89	$9.88

Class R6 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.96	$9.89	$9.89

On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See Notes to Financial Statements

59

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/19 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Alabama Fund	Arkansas Fund	California Fund

Net investment income (loss)
Interest	$1,267,308	$2,772,321	$8,855,743

Dividends from affiliated issuers	24,505	17,066	145,445
Other	171	309	1,473
Total investment income	$1,291,984	$2,789,696	$9,002,661
Expenses

Management fee	$159,256	$346,227	$1,069,766

Distribution and service fees	67,412	166,631	542,814

Shareholder servicing costs	25,054	62,407	169,654

Administrative services fee	10,141	15,721	37,284

Independent Trustees’ compensation	1,732	2,778	5,696

Custodian fee	8,269	12,112	27,956

Shareholder communications	2,936	4,554	7,621

Audit and tax fees	27,567	27,580	27,609

Legal fees	3,031	1,407	5,238

Registration fees	28,473	29,500	39,200
Miscellaneous	12,928	13,819	16,711
Total expenses	$346,799	$682,736	$1,949,549

Fees paid indirectly	(62)	(97)	(126)
Reduction of expenses by investment adviser and distributor	(50,129)	(102,403)	(272,236)
Net expenses	$296,608	$580,236	$1,677,187
Net investment income (loss)	$995,376	$2,209,460	$7,325,474

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)

Unaffiliated issuers	$237,163	$468,871	$2,155,168

Affiliated issuers	(418)	(35)	(530)
Futures contracts	(213,194)	(260,329)	(1,796,005)
Net realized gain (loss)	$23,551	$208,507	$358,633
Change in unrealized appreciation or depreciation

Unaffiliated issuers	$1,571,488	$2,035,152	$12,972,787

Affiliated issuers	59	(217)	(1,094)
Futures contracts	72,500	101,513	415,566
Net unrealized gain (loss)	$1,644,047	$2,136,448	$13,387,259
Net realized and unrealized gain (loss)	$1,667,598	$2,344,955	$13,745,892
Change in net assets from operations	$2,662,974	$4,554,415	$21,071,366

See Notes to Financial Statements

60

Statements of Operations (unaudited) – continued

Six months ended 9/30/19	Georgia Fund	Maryland Fund	Massachusetts Fund

Net investment income (loss)
Interest	$1,725,655	$1,830,647	$6,227,269

Dividends from affiliated issuers	35,697	19,833	92,233
Other	315	268	825
Total investment income	$1,761,667	$1,850,748	$6,320,327
Expenses

Management fee	$227,993	$213,853	$710,591

Distribution and service fees	107,050	104,217	278,929

Shareholder servicing costs	26,017	34,159	106,697

Administrative services fee	12,188	11,770	26,558

Independent Trustees’ compensation	1,772	1,966	5,505

Custodian fee	11,739	9,938	18,759

Shareholder communications	3,682	4,379	6,884

Audit and tax fees	27,569	27,571	27,593

Legal fees	1,666	3,714	6,437

Registration fees	28,537	29,377	31,148
Miscellaneous	13,479	13,236	15,093
Total expenses	$461,692	$454,180	$1,234,194

Fees paid indirectly	(54)	(69)	(77)
Reduction of expenses by investment adviser and distributor	(28,906)	(77,572)	(39,133)
Net expenses	$432,732	$376,539	$1,194,984
Net investment income (loss)	$1,328,935	$1,474,209	$5,125,343

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)

Unaffiliated issuers	$269,632	$312,179	$667,414

Affiliated issuers	(63)	(173)	(445)
Futures contracts	(382,122)	(283,211)	(905,352)
Net realized gain (loss)	$(112,553)	$28,795	$(238,383)
Change in unrealized appreciation or depreciation

Unaffiliated issuers	$2,272,695	$1,635,705	$6,822,886

Affiliated issuers	49	(129)	(471)
Futures contracts	108,493	77,026	266,555
Net unrealized gain (loss)	$2,381,237	$1,712,602	$7,088,970
Net realized and unrealized gain (loss)	$2,268,684	$1,741,397	$6,850,587
Change in net assets from operations	$3,597,619	$3,215,606	$11,975,930

See Notes to Financial Statements

61

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/19 (unaudited)	Alabama Fund	Arkansas Fund	California Fund
Change in net assets

From operations
Net investment income (loss)	$995,376	$2,209,460	$7,325,474

Net realized gain (loss)	23,551	208,507	358,633
Net unrealized gain (loss)	1,644,047	2,136,448	13,387,259
Change in net assets from operations	$2,662,974	$4,554,415	$21,071,366
Total distributions to shareholders	$(986,646)	$(2,192,813)	$(7,294,992)
Change in net assets from fund share transactions	$10,600,736	$3,017,423	$104,205,741
Total change in net assets	$12,277,064	$5,379,025	$117,982,115

Net assets
At beginning of period	64,262,785	151,904,329	416,223,711
At end of period	$76,539,849	$157,283,354	$534,205,826

Six months ended 9/30/19 (unaudited)	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income (loss)	$1,328,935	$1,474,209	$5,125,343

Net realized gain (loss)	(112,553)	28,795	(238,383)
Net unrealized gain (loss)	2,381,237	1,712,602	7,088,970
Change in net assets from operations	$3,597,619	$3,215,606	$11,975,930
Total distributions to shareholders	$(1,332,923)	$(1,473,247)	$(5,025,995)
Change in net assets from fund share transactions	$24,229,364	$9,092,028	$52,916,690
Total change in net assets	$26,494,060	$10,834,387	$59,866,625

Net assets
At beginning of period	86,059,454	89,577,887	281,073,034
At end of period	$112,553,514	$100,412,274	$340,939,659
See Notes to Financial Statements

62

Statements of Changes in Net Assets – continued

Year ended 3/31/19	Alabama Fund	Arkansas Fund	California Fund
Change in net assets

From operations
Net investment income (loss)	$2,191,085	$5,222,740	$14,230,502

Net realized gain (loss)	(98,704)	55,783	368,101
Net unrealized gain (loss)	720,766	1,691,672	5,060,787
Change in net assets from operations	$2,813,147	$6,970,195	$19,659,390
Total distributions to shareholders	$(1,974,686)	$(4,604,311)	$(12,903,267)
Change in net assets from fund share transactions	$4,035,574	$(10,773,492)	$40,248,546
Total change in net assets	$4,874,035	$(8,407,608)	$47,004,669

Net assets
At beginning of period	59,388,750	160,311,937	369,219,042
At end of period	$64,262,785	$151,904,329	$416,223,711

Year ended 3/31/19	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income (loss)	$2,793,240	$3,307,386	$9,952,546

Net realized gain (loss)	(49,354)	(181,702)	(347,871)
Net unrealized gain (loss)	841,149	661,161	2,830,963
Change in net assets from operations	$3,585,035	$3,786,845	$12,435,638
Total distributions to shareholders	$(2,467,393)	$(2,936,196)	$(8,931,567)
Change in net assets from fund share transactions	$5,652,435	$182,112	$21,236,786
Total change in net assets	$6,770,077	$1,032,761	$24,740,857

Net assets
At beginning of period	79,289,377	88,545,126	256,332,177
At end of period	$86,059,454	$89,577,887	$281,073,034

See Notes to Financial Statements

63

Financial Statements

FINANCIAL HIGHLIGHTS

MFS ALABAMA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class A	(unaudited)

Net asset value, beginning of period	$10.15		$10.02	$10.12	$10.49		$10.48	$10.11

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.36	$0.34	$0.37	(c)	$0.39	$0.38
Net realized and unrealized gain (loss)	0.24		0.09	(0.10)	(0.37)		(0.01)	0.36
Total from investment operations	$0.38		$0.45	$0.24	$0.00	(w)	$0.38	$0.74

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.32)	$(0.34)	$(0.37)		$(0.37)	$(0.37)
Net asset value, end of period (x)	$10.39		$10.15	$10.02	$10.12		$10.49	$10.48
Total return (%) (r)(s)(t)(x)	3.77	(n)	4.63	2.35	(0.07	)(c)	3.75	7.37

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.09	1.10	1.07	(c)	1.06	1.09

Expenses after expense reductions (f)	0.90	(a)	0.90	0.90	0.89	(c)	0.93	0.93

Net investment income (loss)	2.76	(a)	3.60	3.37	3.61	(c)	3.76	3.69

Portfolio turnover	8	(n)	19	17	15		16	22
Net assets at end of period (000 omitted)	$54,475		$51,280	$50,914	$53,883		$52,956	$53,140

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class B	(unaudited)

Net asset value, beginning of period	$10.15		$10.02	$10.12	$10.49		$10.48	$10.11

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.28	$0.27	$0.30	(c)	$0.31	$0.30
Net realized and unrealized gain (loss)	0.24		0.10	(0.11)	(0.38)		(0.01)	0.36
Total from investment operations	$0.34		$0.38	$0.16	$(0.08)		$0.30	$0.66

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.25)	$(0.26)	$(0.29)		$(0.29)	$(0.29)
Net asset value, end of period (x)	$10.39		$10.15	$10.02	$10.12		$10.49	$10.48
Total return (%) (r)(s)(t)(x)	3.39	(n)	3.85	1.59	(0.81	)(c)	2.97	6.57

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.84	1.84	1.82	(c)	1.81	1.84

Expenses after expense reductions (f)	1.65	(a)	1.65	1.65	1.65	(c)	1.68	1.68

Net investment income (loss)	2.03	(a)	2.85	2.63	2.86	(c)	2.99	2.92

Portfolio turnover	8	(n)	19	17	15		16	22
Net assets at end of period (000 omitted)	$201		$250	$303	$467		$614	$626

See Notes to Financial Statements

64

Financial Highlights – continued

MFS ALABAMA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17 (i)
Class I	(unaudited)

Net asset value, beginning of period	$9.67		$9.55	$9.65	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.37	$0.35	$0.38	(c)
Net realized and unrealized gain (loss)	0.23		0.08	(0.11)	(0.36)
Total from investment operations	$0.38		$0.45	$0.24	$0.02

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.33)	$(0.34)	$(0.37)
Net asset value, end of period (x)	$9.90		$9.67	$9.55	$9.65
Total return (%) (r)(s)(t)(x)	3.91	(n)	4.83	2.55	0.21	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.84	0.85	0.86	(c)

Expenses after expense reductions (f)	0.65	(a)	0.65	0.65	0.64	(c)

Net investment income (loss)	2.98	(a)	3.85	3.62	3.84	(c)

Portfolio turnover	8	(n)	19	17	15
Net assets at end of period (000 omitted)	$20,165		$11,490	$6,898	$5,876

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18 (i)
Class R6	(unaudited)

Net asset value, beginning of period	$9.67		$9.55	$9.76

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.37	$0.24
Net realized and unrealized gain (loss)	0.23		0.09	(0.22)
Total from investment operations	$0.38		$0.46	$0.02

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.34)	$(0.23)
Net asset value, end of period (x)	$9.90		$9.67	$9.55
Total return (%) (r)(s)(t)(x)	3.94	(n)	4.92	0.25	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.77	0.84	(a)

Expenses after expense reductions (f)	0.58	(a)	0.58	0.58	(a)

Net investment income (loss)	3.05	(a)	3.92	3.70	(a)

Portfolio turnover	8	(n)	19	17
Net assets at end of period (000 omitted)	$1,699		$1,242	$1,274
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

65

Financial Highlights – continued

MFS ARKANSAS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class A	(unaudited)

Net asset value, beginning of period	$9.80		$9.64	$9.73	$10.07		$10.04	$9.66

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.33	$0.30	$0.33	(c)	$0.34	$0.32
Net realized and unrealized gain (loss)	0.15		0.12	(0.09)	(0.35)		(0.01)	0.37
Total from investment operations	$0.29		$0.45	$0.21	$(0.02)		$0.33	$0.69

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.29)	$(0.30)	$(0.32)		$(0.30)	$(0.31)
Net asset value, end of period (x)	$9.95		$9.80	$9.64	$9.73		$10.07	$10.04
Total return (%) (r)(s)(t)(x)	2.98	(n)	4.74	2.12	(0.25	)(c)	3.36	7.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.93	0.92	0.92	(c)	0.90	0.90

Expenses after expense reductions (f)	0.76	(a)	0.77	0.77	0.76	(c)	0.74	0.74

Net investment income (loss)	2.86	(a)	3.40	3.06	3.33	(c)	3.41	3.25

Portfolio turnover	5	(n)	14	17	17		11	20
Net assets at end of period (000 omitted)	$127,477		$121,888	$141,605	$145,392		$160,133	$169,354

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class B	(unaudited)

Net asset value, beginning of period	$9.81		$9.65	$9.73	$10.08		$10.05	$9.67

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.25	$0.23	$0.26	(c)	$0.26	$0.25
Net realized and unrealized gain (loss)	0.15		0.13	(0.09)	(0.37)		(0.01)	0.36
Total from investment operations	$0.25		$0.38	$0.14	$(0.11)		$0.25	$0.61

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.22)	$(0.22)	$(0.24)		$(0.22)	$(0.23)
Net asset value, end of period (x)	$9.96		$9.81	$9.65	$9.73		$10.08	$10.05
Total return (%) (r)(s)(t)(x)	2.60	(n)	3.97	1.47	(1.10	)(c)	2.58	6.40

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.68	1.68	1.66	(c)	1.65	1.65

Expenses after expense reductions (f)	1.52	(a)	1.52	1.52	1.52	(c)	1.51	1.50

Net investment income (loss)	2.12	(a)	2.64	2.31	2.57	(c)	2.65	2.49

Portfolio turnover	5	(n)	14	17	17		11	20
Net assets at end of period (000 omitted)	$2,159		$2,477	$4,209	$5,882		$6,791	$6,989

See Notes to Financial Statements

66

Financial Highlights – continued

MFS ARKANSAS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17 (i)
Class I	(unaudited)

Net asset value, beginning of period	$9.73		$9.57	$9.65	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.33	$0.31	$0.34	(c)
Net realized and unrealized gain (loss)	0.14		0.13	(0.09)	(0.37)
Total from investment operations	$0.29		$0.46	$0.22	$(0.03)

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.30)	$(0.32)
Net asset value, end of period (x)	$9.88		$9.73	$9.57	$9.65
Total return (%) (r)(s)(t)(x)	3.04	(n)	4.86	2.32	(0.28	)(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.68	0.67	0.68	(c)

Expenses after expense reductions (f)	0.66	(a)	0.67	0.67	0.67	(c)

Net investment income (loss)	2.97	(a)	3.49	3.16	3.43	(c)

Portfolio turnover	5	(n)	14	17	17
Net assets at end of period (000 omitted)	$26,543		$26,586	$13,733	$10,733

	Six months ended		Year ended
	9/30/19		3/31/19	3/31/18 (i)
Class R6	(unaudited)

Net asset value, beginning of period	$9.73		$9.58	$9.78

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.34	$0.20
Net realized and unrealized gain (loss)	0.15		0.11	(0.19)
Total from investment operations	$0.30		$0.45	$0.01

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.30)	$(0.21)
Net asset value, end of period (x)	$9.88		$9.73	$9.58
Total return (%) (r)(s)(t)(x)	3.08(n	)	4.83	0.09	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)	0.60	0.61	(a)

Expenses after expense reductions (f)	0.58	(a)	0.59	0.61	(a)

Net investment income (loss)	3.04	(a)	3.58	3.19	(a)

Portfolio turnover	5	(n)	14	17
Net assets at end of period (000 omitted)	$1,105		$954	$766
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

67

Financial Highlights – continued

MFS CALIFORNIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class A	(unaudited)

Net asset value, beginning of period	$6.04		$5.94	$5.95	$6.14		$6.05	$5.74

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.22	$0.23	$0.23	(c)	$0.23	$0.23
Net realized and unrealized gain (loss)	0.18		0.08	(0.02)	(0.21)		0.08	0.30
Total from investment operations	$0.28		$0.30	$0.21	$0.02		$0.31	$0.53

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.20)	$(0.22)	$(0.21)		$(0.22)	$(0.22)
Net asset value, end of period (x)	$6.22		$6.04	$5.94	$5.95		$6.14	$6.05
Total return (%) (r)(s)(t)(x)	4.58	(n)	5.21	3.47	0.33	(c)	5.23	9.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.87	0.88	0.88	(c)	0.88	0.87

Expenses after expense reductions (f)	0.68	(a)	0.71	0.72	0.72	(c)	0.72	0.72

Net investment income (loss)	3.11	(a)	3.76	3.75	3.72	(c)	3.78	3.82

Portfolio turnover	6	(n)	15	15	17		18	24
Net assets at end of period (000 omitted)	$369,441		$299,882	$272,958	$251,271		$281,670	$255,482

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class B	(unaudited)

Net asset value, beginning of period	$6.04		$5.94	$5.95	$6.14		$6.05	$5.74

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.18	$0.18	$0.18	(c)	$0.18	$0.18
Net realized and unrealized gain (loss)	0.18		0.08	(0.02)	(0.20)		0.08	0.31
Total from investment operations	$0.25		$0.26	$0.16	$(0.02)		$0.26	$0.49

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.16)	$(0.17)	$(0.17)		$(0.17)	$(0.18)
Net asset value, end of period (x)	$6.22		$6.04	$5.94	$5.95		$6.14	$6.05
Total return (%) (r)(s)(t)(x)	4.20	(n)	4.43	2.69	(0.43	)(c)	4.43	8.55

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.62	1.63	1.63	(c)	1.63	1.62

Expenses after expense reductions (f)	1.44	(a)	1.46	1.48	1.49	(c)	1.49	1.48

Net investment income (loss)	2.37	(a)	3.01	3.02	2.95	(c)	3.03	3.07

Portfolio turnover	6	(n)	15	15	17		18	24
Net assets at end of period (000 omitted)	$1,438		$1,506	$1,913	$2,672		$3,131	$3,535

See Notes to Financial Statements

68

Financial Highlights – continued

MFS CALIFORNIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class C	(unaudited)

Net asset value, beginning of period	$6.06		$5.96	$5.97	$6.16		$6.07	$5.76

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.17	$0.17	$0.17	(c)	$0.17	$0.17
Net realized and unrealized gain (loss)	0.18		0.08	(0.02)	(0.20)		0.08	0.31
Total from investment operations	$0.25		$0.25	$0.15	$(0.03)		$0.25	$0.48

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.15)	$(0.16)	$(0.16)		$(0.16)	$(0.17)
Net asset value, end of period (x)	$6.24		$6.06	$5.96	$5.97		$6.16	$6.07
Total return (%) (r)(s)(t)(x)	4.10	(n)	4.26	2.54	(0.55	)(c)	4.27	8.37

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.62	1.63	1.63	(c)	1.63	1.62

Expenses after expense reductions (f)	1.59	(a)	1.61	1.62	1.62	(c)	1.62	1.62

Net investment income (loss)	2.20	(a)	2.86	2.86	2.82	(c)	2.87	2.91

Portfolio turnover	6	(n)	15	15	17		18	24
Net assets at end of period (000 omitted)	$26,595		$22,786	$31,800	$33,950		$33,748	$30,907

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17 (i)
Class I	(unaudited)

Net asset value, beginning of period	$9.83		$9.67	$9.68	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.37	$0.37	$0.38	(c)
Net realized and unrealized gain (loss)	0.29		0.13	(0.02)	(0.36)
Total from investment operations	$0.45		$0.50	$0.35	$0.02

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.36)	$(0.34)
Net asset value, end of period (x)	$10.12		$9.83	$9.67	$9.68
Total return (%) (r)(s)(t)(x)	4.60	(n)	5.27	3.63	0.20	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)	0.62	0.62	0.63	(c)

Expenses after expense reductions (f)	0.58	(a)	0.61	0.61	0.63	(c)

Net investment income (loss)	3.20	(a)	3.85	3.83	3.83	(c)

Portfolio turnover	6	(n)	15	15	17
Net assets at end of period (000 omitted)	$116,888		$79,276	$56,553	$42,369

See Notes to Financial Statements

69

Financial Highlights – continued

MFS CALIFORNIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18 (i)
Class R6	(unaudited)

Net asset value, beginning of period	$9.82		$9.66	$9.84

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.38	$0.24
Net realized and unrealized gain (loss)	0.29		0.12	(0.18)
Total from investment operations	$0.45		$0.50	$0.06

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.24)
Net asset value, end of period (x)	$10.11		$9.82	$9.66
Total return (%) (r)(s)(t)(x)	4.64	(n)	5.36	0.61	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	(a)	0.54	0.56	(a)

Expenses after expense reductions (f)	0.51	(a)	0.53	0.55	(a)

Net investment income (loss)	3.25	(a)	3.92	3.78	(a)

Portfolio turnover	6	(n)	15	15
Net assets at end of period (000 omitted)	$19,845		$12,773	$5,995
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

70

Financial Highlights – continued

MFS GEORGIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class A	(unaudited)

Net asset value, beginning of period	$10.73		$10.58	$10.68	$11.02		$11.02	$10.58

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.36	$0.35	$0.36	(c)	$0.36	$0.37
Net realized and unrealized gain (loss)	0.25		0.11	(0.12)	(0.36)		(0.01)	0.42
Total from investment operations	$0.39		$0.47	$0.23	$0.00	(w)	$0.35	$0.79

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.32)	$(0.33)	$(0.34)		$(0.35)	$(0.35)
Net asset value, end of period (x)	$10.98		$10.73	$10.58	$10.68		$11.02	$11.02
Total return (%) (r)(s)(t)(x)	3.67	(n)	4.51	2.15	(0.06	)(c)	3.28	7.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	1.02	1.04	1.03	(c)	1.03	1.04

Expenses after expense reductions (f)	0.90	(a)	0.90	0.90	0.90	(c)	0.95	0.95

Net investment income (loss)	2.58	(a)	3.41	3.26	3.26	(c)	3.32	3.37

Portfolio turnover	8	(n)	14	12	8		11	16
Net assets at end of period (000 omitted)	$93,234		$70,456	$65,922	$61,229		$61,065	$59,289

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class B	(unaudited)

Net asset value, beginning of period	$10.77		$10.62	$10.72	$11.06		$11.06	$10.62

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.28	$0.27	$0.28	(c)	$0.28	$0.29
Net realized and unrealized gain (loss)	0.25		0.11	(0.12)	(0.36)		(0.01)	0.42
Total from investment operations	$0.35		$0.39	$0.15	$(0.08)		$0.27	$0.71

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.24)	$(0.25)	$(0.26)		$(0.27)	$(0.27)
Net asset value, end of period (x)	$11.02		$10.77	$10.62	$10.72		$11.06	$11.06
Total return (%) (r)(s)(t)(x)	3.29	(n)	3.73	1.40	(0.79	)(c)	2.50	6.70

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.77	1.79	1.78	(c)	1.78	1.78

Expenses after expense reductions (f)	1.63	(a)	1.65	1.65	1.66	(c)	1.70	1.70

Net investment income (loss)	1.88	(a)	2.67	2.54	2.52	(c)	2.56	2.61

Portfolio turnover	8	(n)	14	12	8		11	16
Net assets at end of period (000 omitted)	$341		$399	$563	$1,105		$1,296	$1,561

See Notes to Financial Statements

71

Financial Highlights – continued

MFS GEORGIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17 (i)
Class I	(unaudited)

Net asset value, beginning of period	$9.73		$9.60	$9.69	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.35	$0.34	$0.35	(c)
Net realized and unrealized gain (loss)	0.22		0.09	(0.11)	(0.33)
Total from investment operations	$0.36		$0.44	$0.23	$0.02

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.31)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$9.95		$9.73	$9.60	$9.69
Total return (%) (r)(s)(t)(x)	3.73	(n)	4.70	2.40	0.19	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.77	0.79	0.80	(c)

Expenses after expense reductions (f)	0.65	(a)	0.65	0.65	0.64	(c)

Net investment income (loss)	2.84	(a)	3.65	3.49	3.52	(c)

Portfolio turnover	8	(n)	14	12	8
Net assets at end of period (000 omitted)	$9,244		$7,834	$6,817	$7,451

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18 (i)
Class R6	(unaudited)

Net asset value, beginning of period	$9.73		$9.60	$9.82

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.36	$0.23
Net realized and unrealized gain (loss)	0.23		0.09	(0.23)
Total from investment operations	$0.37		$0.45	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.32)	$(0.22)
Net asset value, end of period (x)	$9.96		$9.73	$9.60
Total return (%) (r)(s)(t)(x)	3.86	(n)	4.77	(0.05	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.70	0.82	(a)

Expenses after expense reductions (f)	0.60	(a)	0.59	0.59	(a)

Net investment income (loss)	2.88	(a)	3.72	3.56	(a)

Portfolio turnover	8	(n)	14	12
Net assets at end of period (000 omitted)	$9,734		$7,371	$5,988
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

72

Financial Highlights – continued

MFS MARYLAND MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class A	(unaudited)

Net asset value, beginning of period	$10.76		$10.65	$10.76	$11.09		$11.13	$10.76

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.40	$0.38	$0.40	(c)	$0.39	$0.38
Net realized and unrealized gain (loss)	0.20		0.06	(0.12)	(0.35)		(0.05)	0.36
Total from investment operations	$0.37		$0.46	$0.26	$0.05		$0.34	$0.74

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.37)	$(0.38)		$(0.38)	$(0.37)
Net asset value, end of period (x)	$10.96		$10.76	$10.65	$10.76		$11.09	$11.13
Total return (%) (r)(s)(t)(x)	3.43	(n)	4.46	2.39	0.43	(c)	3.09	6.99

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.01	1.02	0.99	(c)	0.98	0.97

Expenses after expense reductions (f)	0.82	(a)	0.82	0.82	0.82	(c)	0.87	0.95

Net investment income (loss)	3.07	(a)	3.77	3.48	3.68	(c)	3.57	3.46

Portfolio turnover	12	(n)	14	23	17		10	18
Net assets at end of period (000 omitted)	$80,456		$75,215	$76,993	$80,456		$82,145	$86,455

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class B	(unaudited)

Net asset value, beginning of period	$10.75		$10.65	$10.76	$11.08		$11.12	$10.75

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.32	$0.29	$0.32	(c)	$0.31	$0.30
Net realized and unrealized gain (loss)	0.20		0.05	(0.11)	(0.34)		(0.06)	0.36
Total from investment operations	$0.33		$0.37	$0.18	$(0.02)		$0.25	$0.66

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.27)	$(0.29)	$(0.30)		$(0.29)	$(0.29)
Net asset value, end of period (x)	$10.95		$10.75	$10.65	$10.76		$11.08	$11.12
Total return (%) (r)(s)(t)(x)	3.05	(n)	3.58	1.62	(0.23	)(c)	2.32	6.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.76	1.77	1.74	(c)	1.73	1.72

Expenses after expense reductions (f)	1.58	(a)	1.58	1.58	1.57	(c)	1.62	1.70

Net investment income (loss)	2.32	(a)	3.01	2.73	2.94	(c)	2.82	2.70

Portfolio turnover	12	(n)	14	23	17		10	18
Net assets at end of period (000 omitted)	$1,311		$1,217	$1,331	$1,605		$1,958	$2,308

See Notes to Financial Statements

73

Financial Highlights – continued

MFS MARYLAND MUNICIPAL BOND FUND – continued

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17 (i)
Class I	(unaudited)

Net asset value, beginning of period	$9.70		$9.61	$9.71	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.38	$0.36	$0.38	(c)
Net realized and unrealized gain (loss)	0.19		0.05	(0.11)	(0.30)
Total from investment operations	$0.35		$0.43	$0.25	$0.08

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.35)	$(0.37)
Net asset value, end of period (x)	$9.89		$9.70	$9.61	$9.71
Total return (%) (r)(s)(t)(x)	3.66	(n)	4.61	2.62	0.78	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.76	0.77	0.78	(c)

Expenses after expense reductions (f)	0.58	(a)	0.58	0.58	0.57	(c)

Net investment income (loss)	3.30	(a)	4.01	3.72	3.85	(c)

Portfolio turnover	12	(n)	14	23	17
Net assets at end of period (000 omitted)	$16,168		$11,831	$9,261	$6,437

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18 (i)
Class R6	(unaudited)

Net asset value, beginning of period	$9.70		$9.61	$9.81

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.39	$0.24
Net realized and unrealized gain (loss)	0.19		0.05	(0.21)
Total from investment operations	$0.35		$0.44	$0.03

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.35)	$(0.23)
Net asset value, end of period (x)	$9.89		$9.70	$9.61
Total return (%) (r)(s)(t)(x)	3.68	(n)	4.67	0.35	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.70	0.76	(a)

Expenses after expense reductions (f)	0.52	(a)	0.52	0.52	(a)

Net investment income (loss)	3.32	(a)	4.07	3.79	(a)

Portfolio turnover	12	(n)	14	23
Net assets at end of period (000 omitted)	$2,478		$1,315	$961
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

74

Financial Highlights – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/19 (unaudited)		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class A

Net asset value, beginning of period	$11.04		$10.90	$11.02	$11.43		$11.40	$10.92

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.41	$0.42	$0.46	(c)	$0.41	$0.40
Net realized and unrealized gain (loss)	0.25		0.09	(0.13)	(0.46)		0.01	0.47
Total from investment operations	$0.43		$0.50	$0.29	$0.00	(w)	$0.42	$0.87

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)	$(0.41)	$(0.41)		$(0.39)	$(0.39)
Net asset value, end of period (x)	$11.29		$11.04	$10.90	$11.02		$11.43	$11.40
Total return (%) (r)(s)(t)(x)	3.87	(n)	4.74	2.60	(0.04	)(c)	3.78	8.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.88	0.89	0.88	(c)	0.88	0.86

Expenses after expense reductions (f)	0.83	(a)	0.85	0.86	0.85	(c)	0.85	0.84

Net investment income (loss)	3.19	(a)	3.75	3.82	4.06	(c)	3.66	3.58

Portfolio turnover	10	(n)	13	19	15		15	13
Net assets at end of period (000 omitted)	$225,739		$207,565	$202,967	$207,001		$226,552	$229,134

	Six months ended 9/30/19 (unaudited)		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class B

Net asset value, beginning of period	$11.06		$10.92	$11.04	$11.45		$11.42	$10.94

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.32	$0.34	$0.37	(c)	$0.33	$0.32
Net realized and unrealized gain (loss)	0.24		0.10	(0.14)	(0.46)		0.00 (w)	0.46
Total from investment operations	$0.38		$0.42	$0.20	$(0.09)		$0.33	$0.78

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.28)	$(0.32)	$(0.32)		$(0.30)	$(0.30)
Net asset value, end of period (x)	$11.31		$11.06	$10.92	$11.04		$11.45	$11.42
Total return (%) (r)(s)(t)(x)	3.47	(n)	3.94	1.81	(0.80	)(c)	2.98	7.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.63	1.64	1.63	(c)	1.63	1.61

Expenses after expense reductions (f)	1.60	(a)	1.62	1.63	1.62	(c)	1.62	1.60

Net investment income (loss)	2.43	(a)	2.98	3.06	3.29	(c)	2.88	2.81

Portfolio turnover	10	(n)	13	19	15		15	13
Net assets at end of period (000 omitted)	$1,521		$1,664	$1,858	$2,509		$3,206	$3,737

See Notes to Financial Statements

75

Financial Highlights – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/19 (unaudited)		Year ended
			3/31/19		3/31/18	3/31/17 (i)
Class I

Net asset value, beginning of period	$9.66		$9.54		$9.65	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.38		$0.39	$0.42	(c)
Net realized and unrealized gain (loss)	0.21		0.08		(0.12)	(0.39)
Total from investment operations	$0.38		$0.46		$0.27	$0.03

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)		$(0.38)	$(0.38)
Net asset value, end of period (x)	$9.88		$9.66		$9.54	$9.65
Total return (%) (r)(s)(t)(x)	4.00	(n)	4.95		2.76	0.30	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.63		0.64	0.64	(c)

Expenses after expense reductions (f)	0.59	(a)	0.62		0.63	0.63	(c)

Net investment income (loss)	3.40	(a)	3.98		4.00	4.30	(c)

Portfolio turnover	10	(n)	13		19	15
Net assets at end of period (000 omitted)	$108,424		$68,669		$49,523	$23,470

			Six months ended 9/30/19 (unaudited)		Year ended
					3/31/19	3/31/18 (i)
Class R6

Net asset value, beginning of period			$9.67		$9.54	$9.77

Income (loss) from investment operations
Net investment income (loss) (d)			$0.17		$0.38	$0.24
Net realized and unrealized gain (loss)			0.22		0.10	(0.21)
Total from investment operations			$0.39		$0.48	$0.03

Less distributions declared to shareholders
From net investment income			$(0.17)		$(0.35)	$(0.26)
Net asset value, end of period (x)			$9.89		$9.67	$9.54
Total return (%) (r)(s)(t)(x)			4.03	(n)	5.13	0.26	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)			0.54	(a)	0.56	0.58	(a)

Expenses after expense reductions (f)			0.53	(a)	0.55	0.57	(a)

Net investment income (loss)			3.44	(a)	4.05	3.85	(a)

Portfolio turnover			10	(n)	13	19
Net assets at end of period (000 omitted)			$5,256		$3,176	$1,983
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

76

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region or state where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The funds adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since each fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, each fund recognized a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by the amounts noted in the table below:

Alabama Fund	$458,025
Arkansas Fund	1,815,043
California Fund	2,794,689
Georgia Fund	688,937
Maryland Fund	900,281
Massachusetts Fund	1,524,830

Adoption had no impact on each fund’s net assets or any prior period information presented in the financial statements. With respect to each fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – Each fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

77

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2019 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Alabama Fund

Financial Instruments
Municipal Bonds	$—	$72,081,405	$—	$72,081,405
Mutual Funds	2,233,488	—	—	2,233,488
Total	$2,233,488	$72,081,405	$—	$74,314,893

Other Financial Instruments
Futures Contracts – Assets	$34,963	$—	$—	$34,963

Arkansas Fund

Financial Instruments
Municipal Bonds	$—	$155,015,968	$—	$155,015,968
Mutual Funds	1,642,915	—	—	1,642,915
Total	$1,642,915	$155,015,968	$—	$156,658,883

Other Financial Instruments
Futures Contracts – Assets	$7,671	$—	$—	$7,671

78

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total
California Fund

Financial Instruments
Municipal Bonds	$—	$514,452,499	$—	$514,452,499
Mutual Funds	15,015,695	—	—	15,015,695
Total	$15,015,695	$514,452,499	$—	$529,468,194

Other Financial Instruments
Futures Contracts – Assets	$167,823	$—	$—	$167,823

Georgia Fund

Financial Instruments
Municipal Bonds	$—	$108,074,678	$—	$108,074,678
Mutual Funds	1,549,171	—	—	1,549,171
Total	$1,549,171	$108,074,678	$—	$109,623,849

Other Financial Instruments
Futures Contracts – Assets	$55,941	$—	$—	$55,941

Maryland Fund

Financial Instruments
Municipal Bonds	$—	$96,619,085	$—	$96,619,085
Mutual Funds	3,521,337	—	—	3,521,337
Total	$3,521,337	$96,619,085	$—	$100,140,422

Other Financial Instruments
Futures Contracts – Assets	$24,474	$—	$—	$24,474

Massachusetts Fund

Financial Instruments
Municipal Bonds	$—	$331,217,293	$—	$331,217,293
Mutual Funds	2,982,128	—	—	2,982,128
Total	$2,982,128	$331,217,293	$—	$334,199,421

Other Financial Instruments
Futures Contracts – Assets	$101,393	$—	$—	$101,393

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The funds use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the funds during the period were futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The funds may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The funds’ period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of the funds’ derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the funds at September 30, 2019 as reported in the Statements of Assets and Liabilities:

			Fair Value (a)

Fund	Risk	Derivative Contracts	Asset Derivatives
Alabama Fund	Interest Rate	Interest Rate Futures	$34,963
Arkansas Fund	Interest Rate	Interest Rate Futures	7,671
California Fund	Interest Rate	Interest Rate Futures	167,823
Georgia Fund	Interest Rate	Interest Rate Futures	55,941
Maryland Fund	Interest Rate	Interest Rate Futures	24,474
Massachusetts Fund	Interest Rate	Interest Rate Futures	101,393

(a)

Values presented in this table for futures contracts correspond to the values reported in the funds’ Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the funds’ Statements of Assets and Liabilities.

79

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the funds for the six months ended September 30, 2019 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
Alabama Fund	Interest Rate	$(213,194)
Arkansas Fund	Interest Rate	(260,329)
California Fund	Interest Rate	(1,796,005)
Georgia Fund	Interest Rate	(382,122)
Maryland Fund	Interest Rate	(283,211)
Massachusetts Fund	Interest Rate	(905,352)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the funds for the six months ended September 30, 2019 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
Alabama Fund	Interest Rate	$72,500
Arkansas Fund	Interest Rate	101,513
California Fund	Interest Rate	415,566
Georgia Fund	Interest Rate	108,493
Maryland Fund	Interest Rate	77,026
Massachusetts Fund	Interest Rate	266,555

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, each fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of each fund’s credit risk to such counterparty equal to any amounts payable by each fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover each fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The funds may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statements of Operations.

Futures Contracts – The funds entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

80

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Certain funds purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. When the fund sells securities on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the delivered securities. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired or sold is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. When issued investments purchased are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Fees Paid Indirectly – Each fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the six months ended September 30, 2019, is shown as a reduction of total expenses in the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, and derivative transactions, as applicable to each fund.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 3/31/19	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$20,750	$160,700	$244,503	$19,398	$12,372	$500,500
Tax-exempt income	1,953,936	4,443,611	12,658,764	2,447,995	2,923,824	8,431,067
Total distributions	$1,974,686	$4,604,311	$12,903,267	$2,467,393	$2,936,196	$8,931,567

81

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/19	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund

Cost of investments	$70,261,133	$148,232,750	$493,909,580	$103,967,380	$94,675,638	$311,659,409

Gross appreciation	4,206,197	8,733,465	36,438,002	5,864,074	5,742,885	23,256,514
Gross depreciation	(152,437)	(307,332)	(879,388)	(207,605)	(278,101)	(716,502)
Net unrealized appreciation (depreciation)	$4,053,760	$8,426,133	$35,558,614	$5,656,469	$5,464,784	$22,540,012

As of 3/31/19
Undistributed ordinary income	8,235	31,518	195,397	34,265	13,399	46,625
Undistributed tax-exempt income	220,979	492,999	1,135,367	236,595	504,957	845,038
Capital loss carryforwards	(1,097,925)	(6,134,210)	(4,715,841)	(1,614,262)	(2,920,563)	(5,294,927)
Other temporary differences	(171,184)	(383,329)	(1,111,827)	(224,014)	(258,042)	(791,220)
Net unrealized appreciation (depreciation)	2,496,367	5,952,826	23,059,958	3,112,806	3,529,606	15,234,884

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of March 31, 2019, each fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Short-Term	$(670,711)	$(2,453,955)	$(3,352,384)	$(1,125,805)	$(1,757,918)	$(4,750,592)
Long-Term	(427,214)	(3,680,255)	(1,363,457)	(488,457)	(1,162,645)	(544,335)
Total	$(1,097,925)	$(6,134,210)	$(4,715,841)	$(1,614,262)	$(2,920,563)	$(5,294,927)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Alabama Fund		Arkansas Fund		California Fund

	Six Months Ended 9/30/19	Year Ended 3/31/19	Six Months Ended 9/30/19	Year Ended 3/31/19	Six Months Ended 9/30/19	Year Ended 3/31/19
Class A	$722,660	$1,637,250	$1,759,795	$4,027,144	$5,072,532	$9,783,893
Class B	2,377	6,813	24,022	70,976	17,529	44,491
Class C	—	—	—	—	272,286	552,726
Class I	238,957	289,817	393,270	479,446	1,669,538	2,189,523
Class R6	22,652	40,806	15,726	26,745	263,107	332,634
Total	$986,646	$1,974,686	$2,192,813	$4,604,311	$7,294,992	$12,903,267

	Georgia Fund		Maryland Fund		Massachusetts Fund

	Six Months Ended 9/30/19	Year Ended 3/31/19	Six Months Ended 9/30/19	Year Ended 3/31/19	Six Months Ended 9/30/19	Year Ended 3/31/19
Class A	$1,084,651	$1,999,684	$1,196,937	$2,502,266	$3,377,453	$6,793,890
Class B	3,667	10,107	15,236	32,351	18,885	45,375
Class I	122,538	242,008	228,569	358,415	1,559,546	2,004,415
Class R6	122,067	215,594	32,505	43,164	70,111	87,887
Total	$1,332,923	$2,467,393	$1,473,247	$2,936,196	$5,025,995	$8,931,567

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

82

Notes to Financial Statements (unaudited) – continued

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. For the six months ended September 30, 2019, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund

$3,339	$7,258	$22,425	$4,779	$4,483	$14,883

The management fee incurred for the six months ended September 30, 2019 was equivalent to an annual effective rate of 0.44% of each fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:

	Alabama Fund	Georgia Fund	Maryland Fund
Class A	0.90%	0.90%	0.83%
Class B	1.65%	1.65%	1.58%
Class I	0.65%	0.65%	0.58%
Class R6	0.59%	0.60%	0.53%

Effective August 1, 2019, the investment adviser has agreed in writing to pay a portion of the Massachusetts Fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of this fund’s average daily net assets:

Massachusetts Fund
Class A	0.85%
Class B	1.60%
Class I	0.60%
Class R6	0.53%

These written agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until July 31, 2020. For the six months ended September 30, 2019, these reductions amounted to $46,268 for the Alabama Fund, $23,023 for the Georgia Fund, and $70,088 for the Maryland Fund. For the period from August 1, 2019 through September 30, 2019, this reduction amounted to $3,914 for the Massachusetts Fund. Each reduction is included in the reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2019, as its portion of the initial sales charge on sales of Class A shares of each fund:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund

$3,899	$8,823	$10,033	$8,074	$4,699	$9,029

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

83

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Class A

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	—	0.25%	0.25%	0.25%	$66,224
Arkansas Fund	—	0.25%	0.25%	0.10%	155,181
California Fund	—	0.25%	0.25%	0.10%	411,008
Georgia Fund	—	0.25%	0.25%	0.25%	105,113
Maryland Fund	—	0.25%	0.25%	0.24%	97,661
Massachusetts Fund	—	0.25%	0.25%	0.23%	270,940

	Class B

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$1,188
Arkansas Fund	0.75%	0.25%	1.00%	0.85%	11,450
California Fund	0.75%	0.25%	1.00%	0.85%	7,446
Georgia Fund	0.75%	0.25%	1.00%	0.98%	1,937
Maryland Fund	0.75%	0.25%	1.00%	1.00%	6,556
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	7,989

	Class C

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$124,360

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$67,412	$166,631	$542,814	$107,050	$104,217	$278,929

(d)

In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2019, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$522	$315	$2,086	$1,067	$3,001	$20,333
Class B	—	—	—	37	—	3

Arkansas Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2020. For the six months ended September 30, 2019, these reductions amounted to $93,109 and $1,721 for Class A and Class B, respectively, and are included in the reduction of total expenses in the Statements of Operations.

California Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2020. For the six months ended September 30, 2019, these reductions amounted to $246,606 and $1,119 for Class A and Class B, respectively, and are included in the reduction of total expenses in the Statements of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2019, were as follows:

CDSC Imposed	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$—	$—	$377	$1,409	$242	$170
Class B	426	19	948	—	149	159
Class C	N/A	N/A	1,189	N/A	N/A	N/A

84

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2019, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$980	$1,401	$6,889	$1,320	$4,839	$8,345
Percentage of average daily net assets	0.0028%	0.0018%	0.0029%	0.0026%	0.0102%	0.0053%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund

$24,074	$61,006	$162,765	$24,697	$29,320	$98,352

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2019 was equivalent to the following annual effective rates of each fund’s average daily net assets:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Percentage of average daily net assets	0.0287%	0.0204%	0.0157%	0.0241%	0.0248%	0.0168%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001.

The DB plan resulted in a pension expense for each fund. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the six months ended September 30, 2019 and were as follows:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund

$221	$229	$512	$242	$432	$441

The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to the following at September 30, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund

$1,187	$1,142	$5,332	$1,343	$3,097	$3,073

Other – These funds and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended September 30, 2019, the fee paid by each fund under this agreement amounted to the following and is included in “Miscellaneous” expense in the Statements of Operations:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund

$49	$114	$340	$71	$68	$225

MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

85

Notes to Financial Statements (unaudited) – continued

Each fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended September 30, 2019, the following funds engaged in purchase transactions pursuant to this policy:

Fund	Amount
Alabama Fund	$108,319
Arkansas Fund	349,121
California Fund	2,597,687

(4)	Portfolio Securities

For the six months ended September 30, 2019, purchases and sales of investments, other than short-term obligations, were as follows:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$14,788,504	$11,793,013	$126,396,682	$30,027,496	$18,892,392	$79,187,884
Sales	$5,531,494	$7,978,067	$26,992,875	$8,080,898	$10,639,898	$31,787,404

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Alabama Fund				Arkansas Fund

	Six Months Ended 9/30/19		Year ended 3/31/19		Six Months Ended 9/30/19		Year ended 3/31/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	399,302	$4,100,674	804,616	$8,024,625	842,555	$8,353,053	1,145,081	$11,032,471

Class B	52	532	175	1,749	0	0	4,901	47,179

Class I	941,112	9,214,628	774,532	7,359,941	157,234	1,542,940	1,681,419	16,282,372
Class R6	46,218	452,412	52,986	505,469	21,659	211,806	28,821	277,124
	1,386,684	$13,768,246	1,632,309	$15,891,784	1,021,448	$10,107,799	2,860,222	$27,639,146

Shares issued to shareholders in reinvestment of distributions

Class A	61,832	$637,614	142,690	$1,424,396	163,634	$1,621,527	387,669	$3,737,120

Class B	187	1,924	568	5,673	2,423	24,022	7,284	70,267

Class I	15,189	149,403	20,801	198,014	35,867	352,699	40,451	387,097
Class R6	2,302	22,637	4,290	40,806	1,599	15,726	2,795	26,745
	79,510	$811,578	168,349	$1,668,889	203,523	$2,013,974	438,199	$4,221,229

Shares reacquired

Class A	(273,027)	$(2,806,498)	(976,415)	$(9,734,286)	(635,282)	$(6,282,249)	(3,779,791)	$(36,577,667)

Class B	(5,574)	(58,118)	(6,352)	(63,202)	(38,222)	(378,017)	(195,756)	(1,883,503)

Class I	(108,514)	(1,061,342)	(329,702)	(3,136,724)	(239,331)	(2,351,408)	(423,873)	(4,043,459)
Class R6	(5,408)	(53,130)	(62,247)	(590,887)	(9,492)	(92,676)	(13,572)	(129,238)
	(392,523)	$(3,979,088)	(1,374,716)	$(13,525,099)	(922,327)	$(9,104,350)	(4,412,992)	$(42,633,867)

Net change

Class A	188,107	$1,931,790	(29,109)	$(285,265)	370,907	$3,692,331	(2,247,041)	$(21,808,076)

Class B	(5,335)	(55,662)	(5,609)	(55,780)	(35,799)	(353,995)	(183,571)	(1,766,057)

Class I	847,787	8,302,689	465,631	4,421,231	(46,230)	(455,769)	1,297,997	12,626,010
Class R6	43,112	421,919	(4,971)	(44,612)	13,766	134,856	18,044	174,631
	1,073,671	$10,600,736	425,942	$4,035,574	302,644	$3,017,423	(1,114,571)	$(10,773,492)

86

Notes to Financial Statements (unaudited) – continued

	California Fund				Georgia Fund

	Six Months Ended 9/30/19		Year ended 3/31/19		Six Months Ended 9/30/19		Year ended 3/31/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	12,708,619	$78,358,544	11,751,370	$69,448,845	2,163,076	$23,486,207	1,355,979	$14,298,908

Class B	5,238	31,916	26,721	156,765	2,105	22,865	5,192	54,901

Class C	934,559	5,762,413	1,020,829	6,069,419	—	—	—	—

Class I	4,198,436	41,689,121	4,575,310	43,948,441	209,060	2,066,827	383,666	3,659,719
Class R6	771,295	7,720,431	1,030,911	9,912,259	277,141	2,743,397	226,976	2,176,866
	18,618,147	$133,562,425	18,405,141	$129,535,729	2,651,382	$28,319,296	1,971,813	$20,190,394

Shares issued to shareholders in reinvestment of distributions

Class A	722,132	$4,450,260	1,447,536	$8,571,006	92,367	$1,007,389	174,154	$1,837,427

Class B	2,843	17,529	7,479	44,280	239	2,609	721	7,638

Class C	38,422	237,488	80,958	481,001	—	—	—	—

Class I	113,926	1,143,345	153,419	1,479,674	8,971	88,678	18,063	172,725
Class R6	26,228	263,107	34,521	332,634	12,337	122,067	22,528	215,594
	903,551	$6,111,729	1,723,913	$10,908,595	113,914	$1,220,743	215,466	$2,233,384

Shares reacquired

Class A	(3,692,737)	$(22,715,998)	(9,481,467)	$(55,947,273)	(330,203)	$(3,589,050)	(1,189,748)	$(12,514,426)

Class B	(26,244)	(161,970)	(106,830)	(630,692)	(8,418)	(92,134)	(21,842)	(231,125)

Class C	(472,040)	(2,913,180)	(2,676,276)	(15,863,179)	—	—	—	—

Class I	(830,761)	(8,312,237)	(2,510,569)	(24,060,626)	(94,674)	(942,142)	(306,615)	(2,920,884)
Class R6	(136,261)	(1,365,028)	(385,179)	(3,694,008)	(69,405)	(687,349)	(115,600)	(1,104,908)
	(5,158,043)	$(35,468,413)	(15,160,321)	$(100,195,778)	(502,700)	$(5,310,675)	(1,633,805)	$(16,771,343)

Net change

Class A	9,738,014	$60,092,806	3,717,439	$22,072,578	1,925,240	$20,904,546	340,385	$3,621,909

Class B	(18,163)	(112,525)	(72,630)	(429,647)	(6,074)	(66,660)	(15,929)	(168,586)

Class C	500,941	3,086,721	(1,574,489)	(9,312,759)	—	—	—	—

Class I	3,481,601	34,520,229	2,218,160	21,367,489	123,357	1,213,363	95,114	911,560
Class R6	661,262	6,618,510	680,253	6,550,885	220,073	2,178,115	133,904	1,287,552
	14,363,655	$104,205,741	4,968,733	$40,248,546	2,262,596	$24,229,364	553,474	$5,652,435

	Maryland Fund				Massachusetts Fund

	Six Months Ended 9/30/19		Year ended 3/31/19		Six Months Ended 9/30/19		Year ended 3/31/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	599,395	$6,520,127	1,210,203	$12,837,273	2,459,320	$27,534,665	3,779,063	$40,886,507

Class B	13,122	141,270	15,694	166,296	191	2,100	10,930	119,307

Class I	470,638	4,623,087	557,025	5,340,122	4,269,429	41,686,692	3,601,166	34,166,606
Class R6	114,952	1,127,654	47,879	458,594	222,316	2,180,457	175,388	1,665,389
	1,198,107	$12,412,138	1,830,801	$18,802,285	6,951,256	$71,403,914	7,566,547	$76,837,809

Shares issued to shareholders in reinvestment of distributions

Class A	88,771	$967,575	191,420	$2,033,205	266,228	$2,987,261	547,516	$5,943,231

Class B	1,154	12,572	2,722	28,905	1,604	18,024	3,844	41,796

Class I	16,859	165,885	26,720	256,056	137,867	1,355,510	178,163	1,692,561
Class R6	3,300	32,505	4,506	43,164	7,128	70,111	9,244	87,887
	110,084	$1,178,537	225,368	$2,361,330	412,827	$4,430,906	738,767	$7,765,475

87

Notes to Financial Statements (unaudited) – continued

	Maryland Fund – continued				Massachusetts Fund – continued

	Six Months Ended 9/30/19		Year ended 3/31/19		Six Months Ended 9/30/19		Year ended 3/31/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired

Class A	(338,278)	$(3,683,344)	(1,639,579)	$(17,356,831)	(1,533,845)	$(17,149,358)	(4,144,935)	$(44,772,721)

Class B	(7,787)	(84,557)	(30,242)	(321,145)	(17,787)	(199,496)	(34,512)	(375,384)

Class I	(71,219)	(700,098)	(328,658)	(3,142,092)	(541,759)	(5,312,428)	(1,862,808)	(17,614,182)
Class R6	(3,140)	(30,648)	(16,897)	(161,435)	(26,364)	(256,848)	(63,863)	(604,211)
	(420,424)	$(4,498,647)	(2,015,376)	$(20,981,503)	(2,119,755)	$(22,918,130)	(6,106,118)	$(63,366,498)

Net change

Class A	349,888	$3,804,358	(237,956)	$(2,486,353)	1,191,703	$13,372,568	181,644	$2,057,017

Class B	6,489	69,285	(11,826)	(125,944)	(15,992)	(179,372)	(19,738)	(214,281)

Class I	416,278	4,088,874	255,087	2,454,086	3,865,537	37,729,774	1,916,521	18,244,985
Class R6	115,112	1,129,511	35,488	340,323	203,080	1,993,720	120,769	1,149,065
	887,767	$9,092,028	40,793	$182,112	5,244,328	$52,916,690	2,199,196	$21,236,786

Class T shares were not publicly available for sale during the period. Please see each fund’s prospectus for details.

Effective June 1, 2019, purchases of each fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see each fund’s prospectus for details.

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2019, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$198	$486	$1,262	$263	$274	$849
Interest Expense	—	—	—	—	—	—

(7)	Investments in Affiliated Issuers

An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2019, are as follows:

	Affiliated Issuer – MFS Institutional Money Market Portfolio

	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Alabama Fund	$267,171	$16,933,861	$14,967,185	$(418)	$59	$2,233,488
Arkansas Fund	3,016,600	12,412,895	13,786,328	(35)	(217)	1,642,915
California Fund	11,566,146	103,490,603	100,039,430	(530)	(1,094)	15,015,695
Georgia Fund	1,286,347	26,750,885	26,488,047	(63)	49	1,549,171
Maryland Fund	1,803,289	19,425,988	17,707,638	(173)	(129)	3,521,337
Massachusetts Fund	7,689,228	67,392,477	72,098,661	(445)	(471)	2,982,128

					Dividend Income	Capital Gain Distributions
Alabama Fund					$24,505	$—
Arkansas Fund					17,066	—
California Fund					145,445	—
Georgia Fund					35,697	—
Maryland Fund					19,833	—
Massachusetts Fund					92,233	—

88

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed each Fund’s total return investment performance as well as its respective Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense groups based on information provided by Broadridge. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to each Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to each Fund, as well as the more extensive regulatory burdens imposed on MFS in managing each Fund, in comparison to the relevant separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of each Fund in comparison to the relevant separate accounts.

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Board Review of Investment Advisory Agreement – continued

The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

MFS Alabama Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the five-year period ended December 31, 2018 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.

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Board Review of Investment Advisory Agreement – continued

MFS Arkansas Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the five-year period ended December 31, 2018 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that, MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

MFS California Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the five-year period ended December 31, 2018 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median.

MFS Georgia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the five-year period ended December 31, 2018 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

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Board Review of Investment Advisory Agreement – continued

MFS Maryland Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the five-year period ended December 31, 2018 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.

MFS Massachusetts Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the five-year period ended December 31, 2018 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median. The Trustees also noted that MFS has agreed to implement an expense limitation for the Fund effective August 1, 2019, which may not be changed without the Trustees’ approval.

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PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). Each fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

93

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

September 30, 2019

MFS® Municipal Series Trust

For the states of:

Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MSTB-SEM

MFS® Municipal Series Trust

For the states of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. The U.S. and China have raised tariffs on each other, heightening tensions and uncertainty. While British Prime Minister Boris Johnson has negotiated a reworked withdrawal agreement with the European Union, Parliament has not yet approved the deal, leading the EU to grant the United Kingdom a Brexit delay until no later than January 31, 2020. The combination of Brexit uncertainty and the deteriorating outlook for global trade has hampered business confidence and investment in the U.K. and Europe.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates for the first time in more than a decade in July and again in September and October. Similarly, the European Central Bank loosened policy in September. While markets have grown more risk averse, the accommodative monetary environment has helped push global interest rates toward record-low levels and has been somewhat supportive of risk assets despite the unsettled economic and geopolitical backdrop.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

November 15, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Mississippi Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
General Obligations – General Purpose	18.3%
Universities – Colleges	18.1%
State & Local Agencies	11.3%
General Obligations – Schools	9.3%
Healthcare Revenue – Hospitals	9.1%

Composition including fixed income credit quality (a)(i)
AAA	4.8%
AA	52.1%
A	25.8%
BBB	5.0%
BB	4.4%
CC	0.2%
C	3.2%
D	1.1%
Not Rated	3.0%
Cash & Cash Equivalents	0.4%

Portfolio facts (i)
Average Duration (d)	6.3
Average Effective Maturity (m)	14.6 yrs.

Jurisdiction (i)
Mississippi	74.2%
Puerto Rico	8.3%
Massachusetts	3.0%
Guam	2.5%
New York	2.3%
Illinois	1.5%
California	1.5%
South Carolina	1.1%
Michigan	1.0%
Alabama	0.9%
Colorado	0.6%
Virginia	0.6%
Texas	0.5%
Maryland	0.4%
Kentucky	0.4%
Tennessee	0.4%
Florida	0.2%
New Jersey	0.2%
Pennsylvania	0.1%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of September 30, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS New York Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	13.6%
Tax Assessment	9.9%
Water & Sewer Utility Revenue	9.0%
General Obligations – General Purpose	8.5%
Healthcare Revenue – Hospitals	7.7%

Composition including fixed income credit quality (a)(i)
AAA	8.4%
AA	35.4%
A	27.8%
BBB	13.6%
BB	2.6%
CCC	0.5%
CC	0.1%
C	2.6%
D	1.4%
Not Rated	4.9%
Cash & Cash Equivalents	1.0%
Other	1.7%

Portfolio facts (i)
Average Duration (d)	6.5
Average Effective Maturity (m)	18.5 yrs.

Jurisdiction (i)
New York	84.4%
Puerto Rico	7.1%
Guam	1.9%
Illinois	1.1%
Colorado	1.0%
Florida	0.7%
Michigan	0.6%
Texas	0.5%
Pennsylvania	0.5%
Alabama	0.4%
Ohio	0.3%
Indiana	0.2%
Louisiana	0.2%
New Jersey	0.1%
Mississippi (o)	0.0%
U.S. Treasury Securities (j)	(1.7)%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(j)	For the purpose of managing the fund’s duration, the fund holds treasury futures with a bond equivalent exposure of (1.7)%, which impacts the fund’s interest rate exposure but not its credit exposure.
(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of September 30, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS North Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	19.0%
State & Local Agencies	17.4%
Healthcare Revenue – Hospitals	14.6%
Airport Revenue	7.1%
Water & Sewer Utility Revenue	6.9%

Composition including fixed income credit quality (a)(i)
AAA	4.2%
AA	42.0%
A	28.9%
BBB	9.0%
BB	1.3%
CCC	0.5%
CC	0.6%
C	2.5%
D	1.1%
Not Rated	6.4%
Cash & Cash Equivalents	1.5%
Other	2.0%

Portfolio facts (i)
Average Duration (d)	6.2
Average Effective Maturity (m)	16.6 yrs.

Jurisdiction (i)
North Carolina	74.4%
Puerto Rico	7.3%
Illinois	2.4%
California	2.2%
New York	2.1%
Guam	2.0%
Pennsylvania	1.4%
Georgia	1.2%
Virginia	0.9%
Texas	0.6%
Tennessee	0.5%
Colorado	0.5%
Maryland	0.4%
South Carolina	0.4%
Alabama	0.4%
Ohio	0.3%
Michigan	0.3%
Florida	0.3%
Indiana	0.3%
Louisiana	0.2%
U.S. Virgin Islands	0.2%
Washington DC	0.1%
New Jersey	0.1%
U.S. Treasury Securities (j)	(2.0)%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(j)	For the purpose of managing the fund’s duration, the fund holds treasury futures with a bond equivalent exposure of (2.0)%, which impacts the fund’s interest rate exposure but not its credit exposure.
(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of September 30, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Pennsylvania Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	17.8%
Water & Sewer Utility Revenue	12.3%
General Obligations – Schools	11.8%
Universities – Colleges	10.1%
State & Local Agencies	6.3%

Composition including fixed income credit quality (a)(i)
AAA	0.7%
AA	25.3%
A	41.9%
BBB	12.6%
BB	4.9%
CCC	0.2%
CC	0.1%
C	2.5%
D	1.1%
Not Rated	8.1%
Cash & Cash Equivalents	1.5%
Other	1.1%

Portfolio facts (i)
Average Duration (d)	6.4
Average Effective Maturity (m)	17.3 yrs.

Jurisdiction (i)
Pennsylvania	80.5%
Puerto Rico	6.7%
California	2.6%
Illinois	2.0%
Guam	1.2%
Colorado	1.2%
Michigan	1.1%
Florida	0.6%
Kentucky	0.5%
Alabama	0.4%
Texas	0.4%
Tennessee	0.3%
Indiana	0.3%
Louisiana	0.2%
Georgia	0.2%
New Jersey	0.2%
Nebraska	0.1%
U.S. Treasury Securities (j)	(1.1)%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(j)	For the purpose of managing the fund’s duration, the fund holds treasury futures with a bond equivalent exposure of (1.1)%, which impacts the fund’s interest rate exposure but not its credit exposure.
(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of September 30, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS South Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	16.4%
Water & Sewer Utility Revenue	15.8%
State & Local Agencies	10.0%
Transportation – Special Tax	7.8%
Universities – Colleges	7.5%

Composition including fixed income credit quality (a)(i)
AAA	3.2%
AA	30.7%
A	46.4%
BBB	5.9%
BB	1.4%
CCC	0.2%
CC	0.1%
C	2.7%
D	1.1%
Not Rated	6.0%
Cash & Cash Equivalents	1.5%
Other	0.8%

Portfolio facts (i)
Average Duration (d)	5.9
Average Effective Maturity (m)	15.1 yrs.

Jurisdiction (i)
South Carolina	75.4%
Puerto Rico	7.1%
Illinois	3.6%
California	1.6%
Pennsylvania	1.4%
Guam	1.0%
New York	1.0%
Georgia	1.0%
Alabama	0.9%
Tennessee	0.8%
Kentucky	0.7%
Michigan	0.7%
Florida	0.5%
Colorado	0.5%
Texas	0.5%
Virginia	0.4%
Maryland	0.4%
Nebraska	0.4%
New Jersey	0.2%
Louisiana	0.2%
Washington DC	0.1%
Indiana	0.1%
Ohio (o)	0.0%
U.S. Treasury Securities (j)	(0.8)%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(j)	For the purpose of managing the fund’s duration, the fund holds treasury futures with a bond equivalent exposure of (0.8)%, which impacts the fund’s interest rate exposure but not its credit exposure.
(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of September 30, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Tennessee Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	22.8%
Universities – Colleges	9.1%
General Obligations – General Purpose	8.6%
Water & Sewer Utility Revenue	8.3%
Utilities – Municipal Owned	6.1%

Composition including fixed income credit quality (a)(i)
AAA	3.7%
AA	29.8%
A	33.8%
BBB	17.0%
BB	3.0%
CC	0.2%
C	3.1%
D	1.2%
Not Rated	5.8%
Cash & Cash Equivalents	1.4%
Other	1.0%

Portfolio facts (i)
Average Duration (d)	5.8
Average Effective Maturity (m)	15.7 yrs.

Jurisdiction (i)
Tennessee	71.7%
Puerto Rico	8.2%
Guam	3.8%
New York	3.5%
Illinois	2.5%
Pennsylvania	1.6%
Kentucky	1.1%
Florida	1.1%
Alabama	1.0%
South Carolina	0.8%
Virginia	0.5%
Colorado	0.5%
Maryland	0.5%
U.S. Virgin Islands	0.4%
New Jersey	0.4%
Georgia	0.3%
Washington DC	0.3%
Michigan	0.1%
Texas	0.1%
Nebraska	0.1%
Mississippi	0.1%
U.S. Treasury Securities (j)	(1.0)%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(j)	For the purpose of managing the fund’s duration, the fund holds treasury futures with a bond equivalent exposure of (1.0)%, which impact the fund’s interest rate exposure but not its credit exposure.
(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of September 30, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
State & Local Agencies	12.7%
Healthcare Revenue – Hospitals	12.7%
Universities – Colleges	11.4%
Water & Sewer Utility Revenue	10.6%
General Obligations – General Purpose	10.2%

Composition including fixed income credit quality (a)(i)
AAA	16.8%
AA	40.9%
A	14.4%
BBB	11.7%
BB	1.5%
B	1.1%
CCC	0.2%
CC	0.4%
C	2.6%
D	1.1%
Not Rated	6.6%
Cash & Cash Equivalents	3.2%
Other	(0.5)%

Portfolio facts (i)
Average Duration (d)	5.8
Average Effective Maturity (m)	16.2 yrs.

Jurisdiction (i)
Virginia	72.4%
Puerto Rico	7.7%
Washington DC	4.8%
Illinois	3.0%
New York	2.1%
Guam	2.0%
Colorado	1.0%
California	0.9%
Ohio	0.8%
Tennessee	0.8%
Pennsylvania	0.6%
Massachusetts	0.6%
Maryland	0.4%
Alabama	0.4%
Texas	0.4%
Louisiana	0.3%
Michigan	0.1%
Indiana	0.1%
U.S. Treasury Securities (j)	(1.1)%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(j)	For the purpose of managing the fund’s duration, the fund holds treasury futures with a bond equivalent exposure of (1.1)%, which impacts the fund’s interest rate exposure but not its credit exposure.
(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.

Percentages are based on net assets as of September 30, 2019.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS West Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	18.6%
Universities – Colleges	14.9%
Water & Sewer Utility Revenue	13.2%
Miscellaneous Revenue – Other	9.2%
General Obligations – General Purpose	7.9%

Composition including fixed income credit quality (a)(i)
AAA	2.9%
AA	26.2%
A	46.1%
BBB	9.9%
BB	2.4%
CC	1.2%
C	3.0%
D	0.8%
Not Rated	8.5%
Cash & Cash Equivalents (o)	0.0%
Other	(1.0)%

Portfolio facts (i)
Average Duration (d)	5.3
Average Effective Maturity (m)	14.8 yrs.

Jurisdiction (i)
West Virginia	73.1%
Puerto Rico	8.2%
New York	3.1%
Guam	2.9%
Illinois	2.2%
Florida	1.3%
U.S. Treasury Securities (j)	1.0%
U.S. Virgin Islands	1.0%
Kentucky	1.0%
Alabama	0.9%
California	0.9%
Michigan	0.9%
South Carolina	0.8%
Tennessee	0.6%
Texas	0.6%
Massachusetts	0.6%
Utah	0.6%
Maryland	0.4%
Indiana	0.4%
New Jersey	0.2%
Pennsylvania	0.2%
Mississippi	0.1%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(j)	For the purpose of managing the fund’s duration, the fund holds treasury futures with a bond equivalent exposure of 1.0%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of September 30, 2019.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2019 through September 30, 2019

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2019 through September 30, 2019.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS MISSISSIPPI MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/19	Ending Account Value 9/30/19	Expenses Paid During Period (p) 4/01/19-9/30/19
A	Actual	0.82%	$1,000.00	$1,035.55	$4.17
	Hypothetical (h)	0.82%	$1,000.00	$1,020.90	$4.14
B	Actual	1.47%	$1,000.00	$1,033.22	$7.47
	Hypothetical (h)	1.47%	$1,000.00	$1,017.65	$7.41
I	Actual	0.72%	$1,000.00	$1,036.07	$3.66
	Hypothetical (h)	0.72%	$1,000.00	$1,021.40	$3.64
R6	Actual	0.66%	$1,000.00	$1,036.37	$3.36
	Hypothetical (h)	0.66%	$1,000.00	$1,021.70	$3.34

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS NEW YORK MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/19	Ending Account Value 9/30/19	Expenses Paid During Period (p) 4/01/19-9/30/19
A	Actual	0.86%	$1,000.00	$1,041.05	$4.39
	Hypothetical (h)	0.86%	$1,000.00	$1,020.70	$4.34
B	Actual	1.61%	$1,000.00	$1,037.23	$8.20
	Hypothetical (h)	1.61%	$1,000.00	$1,016.95	$8.12
C	Actual	1.61%	$1,000.00	$1,038.11	$8.20
	Hypothetical (h)	1.61%	$1,000.00	$1,016.95	$8.12
I	Actual	0.61%	$1,000.00	$1,042.69	$3.12
	Hypothetical (h)	0.61%	$1,000.00	$1,021.95	$3.08
R6	Actual	0.55%	$1,000.00	$1,042.95	$2.81
	Hypothetical (h)	0.55%	$1,000.00	$1,022.25	$2.78

MFS NORTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/19	Ending Account Value 9/30/19	Expenses Paid During Period (p) 4/01/19-9/30/19
A	Actual	0.83%	$1,000.00	$1,037.48	$4.23
	Hypothetical (h)	0.83%	$1,000.00	$1,020.85	$4.19
B	Actual	1.59%	$1,000.00	$1,033.65	$8.08
	Hypothetical (h)	1.59%	$1,000.00	$1,017.05	$8.02
C	Actual	1.59%	$1,000.00	$1,033.59	$8.08
	Hypothetical (h)	1.59%	$1,000.00	$1,017.05	$8.02
I	Actual	0.59%	$1,000.00	$1,038.02	$3.01
	Hypothetical (h)	0.59%	$1,000.00	$1,022.05	$2.98
R6	Actual	0.52%	$1,000.00	$1,038.38	$2.65
	Hypothetical (h)	0.52%	$1,000.00	$1,022.40	$2.63

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS North Carolina Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS PENNSYLVANIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/19	Ending Account Value 9/30/19	Expenses Paid During Period (p) 4/01/19-9/30/19
A	Actual	0.77%	$1,000.00	$1,042.26	$3.93
	Hypothetical (h)	0.77%	$1,000.00	$1,021.15	$3.89
B	Actual	1.52%	$1,000.00	$1,038.31	$7.75
	Hypothetical (h)	1.52%	$1,000.00	$1,017.40	$7.67
I	Actual	0.67%	$1,000.00	$1,041.94	$3.42
	Hypothetical (h)	0.67%	$1,000.00	$1,021.65	$3.39
R6	Actual	0.61%	$1,000.00	$1,042.28	$3.11
	Hypothetical (h)	0.61%	$1,000.00	$1,021.95	$3.08

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/19	Ending Account Value 9/30/19	Expenses Paid During Period (p) 4/01/19-9/30/19
A	Actual	0.84%	$1,000.00	$1,035.28	$4.27
	Hypothetical (h)	0.84%	$1,000.00	$1,020.80	$4.24
B	Actual	1.59%	$1,000.00	$1,030.58	$8.07
	Hypothetical (h)	1.59%	$1,000.00	$1,017.05	$8.02
I	Actual	0.59%	$1,000.00	$1,036.27	$3.00
	Hypothetical (h)	0.59%	$1,000.00	$1,022.05	$2.98
R6	Actual	0.53%	$1,000.00	$1,036.52	$2.70
	Hypothetical (h)	0.53%	$1,000.00	$1,022.35	$2.68

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS TENNESSEE MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/19	Ending Account Value 9/30/19	Expenses Paid During Period (p) 4/01/19-9/30/19
A	Actual	0.87%	$1,000.00	$1,033.75	$4.42
	Hypothetical (h)	0.87%	$1,000.00	$1,020.65	$4.39
B	Actual	1.62%	$1,000.00	$1,029.95	$8.22
	Hypothetical (h)	1.62%	$1,000.00	$1,016.90	$8.17
I	Actual	0.62%	$1,000.00	$1,035.22	$3.15
	Hypothetical (h)	0.62%	$1,000.00	$1,021.90	$3.13
R6	Actual	0.55%	$1,000.00	$1,036.72	$2.80
	Hypothetical (h)	0.55%	$1,000.00	$1,022.25	$2.78

MFS VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/19	Ending Account Value 9/30/19	Expenses Paid During Period (p) 4/01/19-9/30/19
A	Actual	0.84%	$1,000.00	$1,036.72	$4.28
	Hypothetical (h)	0.84%	$1,000.00	$1,020.80	$4.24
B	Actual	1.60%	$1,000.00	$1,032.88	$8.13
	Hypothetical (h)	1.60%	$1,000.00	$1,017.00	$8.07
C	Actual	1.60%	$1,000.00	$1,032.83	$8.13
	Hypothetical (h)	1.60%	$1,000.00	$1,017.00	$8.07
I	Actual	0.60%	$1,000.00	$1,038.13	$3.06
	Hypothetical (h)	0.60%	$1,000.00	$1,022.00	$3.03
R6	Actual	0.52%	$1,000.00	$1,038.50	$2.65
	Hypothetical (h)	0.52%	$1,000.00	$1,022.40	$2.63

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS Tennessee Municipal Bond Fund, changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.86%, $4.37, and $4.34 for Class A, 1.61%, $8.17, and $8.12 for Class B, 0.61%, $3.10, and $3.08 for Class I, and 0.53%, $2.70, and $2.68 for Class R6, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

For the MFS Virginia Municipal Bond Fund, expense ratios include 0.04% of investment related expenses from self-deposited inverse floaters (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Expense Tables – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/19	Ending Account Value 9/30/19	Expenses Paid During Period (p) 4/01/19-9/30/19
A	Actual	0.86%	$1,000.00	$1,033.79	$4.37
	Hypothetical (h)	0.86%	$1,000.00	$1,020.70	$4.34
B	Actual	1.62%	$1,000.00	$1,029.96	$8.22
	Hypothetical (h)	1.62%	$1,000.00	$1,016.90	$8.17
I	Actual	0.62%	$1,000.00	$1,034.33	$3.15
	Hypothetical (h)	0.62%	$1,000.00	$1,021.90	$3.13
R6	Actual	0.54%	$1,000.00	$1,035.68	$2.75
	Hypothetical (h)	0.54%	$1,000.00	$1,022.30	$2.73

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS West Virginia Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

9/30/19 (unaudited)

MFS MISSISSIPPI MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.5%

Issuer	Shares/Par	Value ($)
Airport Revenue - 0.7%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$115,000	$125,647
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	75,000	80,025
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	51,012
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	230,000	262,657
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	39,512
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	67,393
		$626,246
General Obligations - General Purpose - 18.1%
Biloxi, MS, Development Bank Special Obligation, 4%, 3/01/2037	$500,000	$562,775
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	220,000	226,114
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 10/01/2031 (Prerefunded 10/01/2021)	625,000	678,619
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	35,000	35,230
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	40,000	40,272
Hattiesburg, MS, Development Bank Special Obligation, 5.25%, 2/01/2049	750,000	918,127
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 3/01/2020	620,000	629,263
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,334,200
Mississippi Development Bank Special Obligation (Hinds County), 5%, 11/01/2032	500,000	610,060
Mississippi Development Bank Special Obligation (Hinds County), 4%, 11/01/2042	500,000	546,060
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2031	1,000,000	1,211,740
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2032	1,000,000	1,207,730
Mississippi Development Bank Special Obligation (Vicksburg, Mississippi Sports Complex General Obligation Bond Project), BAM, 5%, 7/01/2048	1,000,000	1,193,790
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	150,000	159,166
State of California, 6%, 11/01/2039	700,000	702,723

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
State of Mississippi, “A”, 5%, 10/01/2033	$1,000,000	$1,240,880
State of Mississippi, “A”, 5%, 11/01/2036	1,000,000	1,206,100
State of Mississippi, “B”, 5%, 12/01/2033	1,000,000	1,216,760
State of Mississippi, “B”, 4%, 10/01/2038	1,000,000	1,147,700
State of Mississippi, “D”, 4%, 12/01/2030	1,000,000	1,165,710
State of Mississippi, Capital Improvement Projects, “A”, 5%, 10/01/2030 (Prerefunded 10/01/2021)	1,000,000	1,074,150
		$17,107,169
General Obligations - Schools - 9.2%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$20,000	$23,822
Clinton, MS, Development Bank Special Obligation (Public School District General Obligation Project), 4%, 4/01/2036	500,000	565,955
Lamar County, MS, School District, 5%, 9/01/2031 (Prerefunded 9/01/2023)	1,095,000	1,249,559
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/2031	1,000,000	1,186,340
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2037	500,000	563,985
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2031	500,000	574,030
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2032	500,000	573,540
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2037	1,000,000	1,246,290
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	1,000,000	1,212,080
Rankin County, MS, Development Bank Special Obligation (School District General Obligation Project), 4%, 6/01/2043	750,000	821,138
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	698,486
		$8,715,225
Healthcare Revenue - Hospitals - 9.0%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	$10,000	$10,824
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	10,000	11,932

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	$5,000	$5,909
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	50,000	54,120
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	40,000	42,980
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	500,000	582,860
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	380,000	392,339
Massachusetts Development Finance Agency Rev. (Partners Healthcare System Issue), “S”, 4%, 7/01/2041	535,000	598,654
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	60,000	62,249
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	20,000	20,689
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 10/01/2036	500,000	529,565
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,000,000	1,085,660
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 10/01/2039	2,100,000	2,159,577
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	1,000,000	1,104,830
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 1/01/2029	1,000,000	1,009,240
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	655,000	702,854
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	135,000	135,823
		$8,510,105
Industrial Revenue - Other - 0.4%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	$290,000	$334,060

Industrial Revenue - Paper - 0.9%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$750,000	$827,235

Multi-Family Housing Revenue - 1.1%
Mississippi Home Corp., Multifamily Rev. (Providence Place of Senatobia LLC), GNMA, 5.35%, 8/20/2048	$1,000,000	$1,050,240

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - 5.0%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$640,000	$734,240
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	450,000	463,131
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	295,000	311,567
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	595,000	673,814
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	997,620
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	20,000	20,621
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	344,000	356,900
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	290,000	305,724
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	203,000	206,041
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,020
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	33,000	34,241
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	71,000	71,886
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	2,000	1,745
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	38,000	30,240
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,195
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	346,000	238,055
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	330,000	207,742
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	152,000	40,307
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	195,000	37,799
		$4,737,888
Single Family Housing - State - 3.5%
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 12/01/2031	$715,000	$722,658

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Single Family Housing - State - continued
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 3.75%, 12/01/2035	$750,000	$813,960
Mississippi Home Corp., Single Family Mortgage Rev., “A”, FNMA, 3.875%, 12/01/2043	750,000	804,750
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 2.875%, 12/01/2043	1,000,000	991,340
		$3,332,708
State & Local Agencies - 11.2%
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	$25,000	$30,748
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	25,000	30,674
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	10,000	12,227
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	340,000	409,078
Mississippi Development Bank Special Obligation (Capital Projects), AGM, 5%, 7/01/2027	640,000	641,920
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 8/01/2027 (Prerefunded 8/01/2020)	1,000,000	1,033,100
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2023	345,000	365,596
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2024	360,000	381,172
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2025	380,000	401,941
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2029	500,000	551,840
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2030	500,000	550,340
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5%, 7/01/2022 (Prerefunded 7/01/2021)	500,000	531,580
Mississippi Development Bank Special Obligation (Laurel Highway Refunding Project), “B”, 4%, 1/01/2022	735,000	775,469
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	500,000	526,160
Mississippi Development Bank Special Obligation (Singing River Health System), 5.375%, 7/01/2036 (Prerefunded 7/01/2021)	500,000	534,805

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Mississippi Development Bank Special Obligation (Tupelo Public Improvement Rev. Project), 5%, 7/01/2049	$1,500,000	$1,819,275
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 7/01/2031 (Prerefunded 1/01/2020)	1,200,000	1,210,368
New York Dormitory Authority Rev., State Personal Income Tax, “A” (Group C), 5%, 2/15/2041	390,000	463,655
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	280,000	305,346
		$10,575,294
Tax - Other - 5.6%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$455,000	$533,820
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	125,000	125,849
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	40,000	40,288
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project), “B”, 5%, 10/01/2023	830,000	901,322
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	510,000	521,638
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	315,000	348,021
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2036	1,195,000	511,711
State of Mississippi, Gaming Tax Rev., “A”, 4%, 10/15/2038	1,000,000	1,105,470
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/2030	1,040,000	1,234,116
		$5,322,235
Tobacco - 0.5%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$420,000	$452,088

Toll Roads - 0.8%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$110,000	$129,513
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	85,000	98,939
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	160,000	177,275

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Toll Roads - continued
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	$310,000	$337,376
		$743,103
Transportation - Special Tax - 4.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	$1,135,000	$1,282,573
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	10,000	10,237
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	910,000	989,953
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	185,000	207,466
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	255,000	275,793
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	555,000	618,769
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2020	35,000	34,007
Metropolitan Transportation Authority Rev., NY, Green Transportation Rev., Bidding Group 1 (Climate Bond Certified), “C”, BAM, 5%, 11/15/2043	665,000	823,922
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	165,000	196,371
		$4,439,091
Universities - Colleges - 17.9%
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 3/01/2034 (Prerefunded 3/01/2020)	$1,500,000	$1,523,250
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	920,000	1,196,377
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AAC, 5.5%, 12/01/2023	750,000	819,323
Mississippi State University, Educational Building Corp. Refunding Rev. (Mississippi State University Facilities Refinancing), “A”, 4%, 8/01/2043	600,000	660,090
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	1,000,000	1,149,540
Mississippi State University, Educational Building Corp. Rev. (Residence Hall Construction and Refunding Project), 5%, 8/01/2036 (Prerefunded 8/01/2021)	1,585,000	1,692,812

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
New York Dormitory Authority Rev. (New York University), “1”, AAC, 5.5%, 7/01/2040	$590,000	$859,890
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	10,000	9,987
S.M. Educational Building Corp. Rev. (Facilities Refinancing Project), 5%, 9/01/2034	1,480,000	1,780,484
S.M. Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 9/01/2035	1,515,000	1,818,424
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 4%, 6/01/2047	1,000,000	1,091,570
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2047	1,250,000	1,470,462
University of Mississippi, Educational Building Corp. Refunding Rev., “A”, 3%, 10/01/2035	1,250,000	1,305,887
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “C”, 4.75%, 11/01/2034 (Prerefunded 11/01/2019)	715,000	716,981
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 3/01/2028	745,000	876,791
		$16,971,868
Utilities - Investor Owned - 0.4%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$370,000	$380,867

Utilities - Municipal Owned - 2.5%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$315,000	$360,404
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	75,000	85,011
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	85,000	95,833
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), AGM, 5%, 3/01/2035	500,000	585,060
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	230,000	183,425
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	35,000	27,913
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	65,000	52,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	80,000	63,800
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	150,000	119,625
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	15,000	15,002
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	80,000	80,019
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	10,000	10,026

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	$40,000	$31,900
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	120,000	95,700
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	60,000	60,131
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	55,000	59,602
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	105,000	114,183
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	200,000	217,048
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	10,000	10,824
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	60,000	46,725
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	65,000	52,000
		$2,366,231
Utilities - Other - 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$185,000	$197,097
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	95,000	104,062
		$301,159
Water & Sewer Utility Revenue - 6.7%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$30,000	$34,359
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	285,000	294,240
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	145,000	163,561
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	30,000	33,649
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	30,000	33,196
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,303,500
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	25,000	28,601
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	30,000	34,122
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	15,000	17,094

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	$35,000	$39,710
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	750,000	889,913
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), “A”, AGM, 5%, 9/01/2023	1,220,000	1,297,873
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048	1,000,000	1,170,660
		$6,340,478
Total Municipal Bonds (Identified Cost, $87,208,325)		$93,133,290

Trust Units - 0.0%
Sales & Excise Tax Revenue - 0.0%
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (tax-exempt), 8/01/2041	422	$20
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	25,321	3,418
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	112,989	5,367
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (tax-exempt), 8/01/2043	36,095	1,715
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (tax-exempt), 8/01/2044	108,284	5,143
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/01/2045	3,980	537
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (tax-exempt), 8/01/2045	12,087	574
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/01/2046	64,838	8,753
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (tax-exempt), 8/01/2046	232,919	11,064
Total Trust Units (Identified Cost, $178,948)		$36,591

Investment Companies (h) - 1.0%
Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $908,937)	908,937	$908,937

Other Assets, Less Liabilities - 0.5%		470,406
Net Assets - 100.0%		$94,549,224

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/19 (unaudited)

MFS NEW YORK MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.8%

Issuer	Shares/Par	Value ($)
Airport Revenue - 2.9%
Albany County, NY, Airport Authority Rev., “A”, 5%, 12/15/2043	$1,500,000	$1,815,360
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	450,000	474,394
Chicago, IL, O’Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	105,000	110,310
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	245,000	267,682
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	170,000	181,390
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2028	650,000	733,531
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2029	500,000	562,650
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2035	1,000,000	1,221,580
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2038	1,000,000	1,209,130
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	1,160,000	1,220,204
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	102,024
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	15,000	17,130
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	90,313
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	130,000	146,019
		$8,151,717
General Obligations - General Purpose - 8.4%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$615,000	$632,091
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	45,000	47,276
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	550,000	561,083
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	165,000	167,369
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	105,000	105,715
Nassau County, NY, General Improvement, “B”, 5%, 4/01/2023	1,820,000	2,046,390

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
Nassau County, NY, General Improvement, “B”, AGM, 5%, 7/01/2035	$2,175,000	$2,702,285
Nassau County, NY, General Improvement, “B”, AGM, 5%, 7/01/2037	3,000,000	3,704,610
New York, NY, “B-1”, 5%, 12/01/2041	3,000,000	3,579,690
New York, NY, “D-1”, 5%, 12/01/2038	2,000,000	2,494,020
New York, NY, “J”, FGIC, 5.5%, 2/15/2026	5,000	5,017
New York, NY, General Obligation, “A-1”, 5%, 8/01/2041	2,000,000	2,495,900
New York, NY, General Obligation, “F-1”, 5%, 4/01/2043	3,000,000	3,644,820
Poughkeepsie, NY, Dutchess County Public Improvement, 5%, 6/01/2031	635,000	717,867
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	115,000	122,028
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	270,000	276,966
		$23,303,127
Healthcare Revenue - Hospitals - 7.6%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	$450,000	$533,128
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	355,410
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	696,465
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), 4%, 7/01/2041	1,375,000	1,505,790
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), “A”, 5%, 7/01/2044	1,000,000	1,165,770
Dutchess County, NY, Local Development Corp. Rev. (Nuvance Health Issue), “B”, 4%, 7/01/2044	1,100,000	1,228,469
Dutchess County, NY, Local Development Corp. Rev. (Nuvance Health Issue), “B”, 4%, 7/01/2049	750,000	832,185
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 5%, 11/01/2037	2,000,000	2,338,520
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	215,000	221,115
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	245,000	250,954
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	125,000	129,686

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	$40,000	$41,378
Monroe County, NY, Industrial Development Corp. Rev. (Rochester General Hospital Project), 5%, 12/01/2046	2,000,000	2,317,060
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2032	1,000,000	1,120,310
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	170,000	192,653
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/2026	2,000,000	2,054,040
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 7/01/2025 (Prerefunded 7/01/2020)	750,000	773,617
New York Dormitory Authority Rev., Non- State Supported Debt (Orange Regional Medical Center), “A”, 5%, 12/01/2035	800,000	940,856
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2/15/2023	1,000,000	1,029,160
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	1,290,000	1,450,682
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028 (Prerefunded 7/01/2021)	145,000	154,548
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028	855,000	908,617
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030 (Prerefunded 11/01/2020)	870,000	914,596
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030	130,000	136,516
		$21,291,525
Healthcare Revenue - Long Term Care - 1.7%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson’s Ferry Project), 5.25%, 11/01/2036	$1,000,000	$1,169,810
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	750,000	844,875
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc.), 6%, 12/01/2040	1,000,000	1,041,740
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	915,000	998,613
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	95,000	100,642

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	$180,000	$190,929
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), Unrefunded Balance, 7%, 11/01/2030	15,000	15,418
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	410,000	409,992
		$4,772,019
Industrial Revenue - Airlines - 1.7%
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	$1,000,000	$1,049,460
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2036	3,000,000	3,578,610
		$4,628,070
Industrial Revenue - Other - 1.3%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$1,000,000	$1,372,180
Onandaga County, NY, Industrial Development Agency Sewer Facilities Rev. (Bristol-Meyers Squibb Co. Project), 5.75%, 3/01/2024	1,000,000	1,154,130
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	365,000	407,709
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	495,000	570,205
		$3,504,224
Industrial Revenue - Paper - 0.5%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/2025	$1,200,000	$1,323,768

Miscellaneous Revenue - Other - 6.3%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 7/15/2040 (Prerefunded 1/15/2020)	$1,750,000	$1,774,815
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	205,000	224,446
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	315,000	343,778
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	1,940,000	2,144,127

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Miscellaneous Revenue - Other - continued
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	$1,500,000	$1,686,795
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2044	1,000,000	1,069,720
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,665,000	1,812,120
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	2,500,000	2,535,975
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	3,000,000	3,240,570
New York, NY, Trust for Cultural Resources Refunding Rev. (Carnegie Hall), 5%, 12/01/2038	250,000	320,470
New York, NY, Trust for Cultural Resources Refunding Rev. (Carnegie Hall), 5%, 12/01/2039	250,000	319,660
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	1,000,000	1,095,200
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,000,000	1,085,800
		$17,653,476
Multi-Family Housing Revenue - 3.7%
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “B”, 3.7%, 11/01/2038	$1,450,000	$1,549,876
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “I”, 4%, 11/01/2043	1,015,000	1,095,358
New York Housing Finance Agency Rev., “A”, 5.1%, 8/15/2041	670,000	671,179
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	750,000	791,010
New York, NY, City Housing Development Corp., Multifamily Housing Rev., “L-1”, 4.8%, 11/01/2035	1,000,000	1,012,340
New York, NY, Housing Development Corp., Multifamily Housing Rev. (Sustainable Neighborhood Bonds), “A-3-A”, 3.8%, 11/01/2039	2,000,000	2,146,780
New York, NY, Housing Development Corp., Multifamily Housing Rev. (Sustainable Neighborhood Bonds), “C-1-A”, 3.95%, 11/01/2048	2,810,000	2,981,635
		$10,248,178
Port Revenue - 2.9%
Port Authority of NY & NJ (205th Series), 5%, 11/15/2042	$2,000,000	$2,443,720

Issuer	Shares/Par	Value ($)
Port Revenue - continued
Port Authority of NY & NJ (211th Series), 4%, 9/01/2043	$2,000,000	$2,274,160
Port Authority of NY & NJ (214th Series), 4%, 9/01/2043	3,000,000	3,398,310
		$8,116,190
Sales & Excise Tax Revenue - 4.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	$1,000,000	$1,029,180
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,365,000	1,545,808
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5%, 3/15/2041	4,000,000	4,973,600
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	63,000	64,957
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	947,000	982,512
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	758,000	799,099
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	567,000	575,494
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	4,080
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	90,000	93,383
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	210,000	212,621
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	8,000	6,981
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	103,000	81,967
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	17,000	12,617
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	942,000	648,115
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	904,000	569,086
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	423,000	112,171
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	536,000	103,898
		$11,815,569

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Secondary Schools - 1.6%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$1,120,660
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	750,000	754,537
Build NYC Resource Corp. Rev. (Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	777,532
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2034	450,000	520,592
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2035	500,000	577,045
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	645,000	742,750
		$4,493,116
Single Family Housing - State - 1.3%
New York Mortgage Agency Rev., “212”, AMT, 3.7%, 10/01/2033	$2,000,000	$2,132,380
New York Mortgage Agency Rev., “217”, 3.625%, 4/01/2039	1,280,000	1,358,170
		$3,490,550
State & Local Agencies - 6.9%
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.18% (LIBOR - 3mo. + 0.75%), 6/01/2037	$1,430,000	$1,316,616
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	30,000	35,558
New York City Educational Construction Fund Rev., “A”, 5.75%, 4/01/2033	1,860,000	1,982,797
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 10/01/2020	2,000,000	2,074,500
New York Dormitory Authority Rev., State Personal Income Tax, “A” (Group C), 5%, 2/15/2037	1,000,000	1,198,520
New York Dormitory Authority Rev., State Personal Income Tax, “A” (Group C), 5%, 2/15/2041	3,000,000	3,566,580
New York Dormitory Authority Rev., State Personal Income Tax, “D”, 5%, 2/15/2040	830,000	894,159
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/2034	2,000,000	2,465,980
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-2A”, 5%, 7/15/2040	2,000,000	2,117,320
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	3,000,000	3,673,560
		$19,325,590

Issuer	Shares/Par	Value ($)
Tax - Other - 9.9%
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	$2,000,000	$694,080
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	270,000	271,833
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	90,000	90,648
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	190,000	216,900
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	100,000	113,895
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	300,000	336,291
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/2042	2,000,000	2,403,620
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	1,860,000	1,973,795
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, Unrefunded Balance, 5.75%, 2/15/2047	1,140,000	1,204,741
New York, NY, City Transitional Finance Authority Rev., “A-3”, 4%, 8/01/2043	3,000,000	3,343,230
New York, NY, City Transitional Finance Authority Rev., “B-1”, 5%, 8/01/2038	1,175,000	1,452,406
New York, NY, City Transitional Finance Authority Rev., “B-1”, 4%, 8/01/2042	2,000,000	2,233,740
New York, NY, City Transitional Finance Authority Rev., “D”, 5%, 2/01/2027	3,000,000	3,144,990
New York, NY, City Transitional Finance Authority Rev., “E-1”, 5%, 2/01/2035	2,300,000	2,790,406
New York, NY, City Transitional Finance Authority Rev., “E-1”, 5%, 2/01/2043	2,500,000	2,977,475
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	350,000	357,987
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	425,000	458,728
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	1,215,000	1,334,702
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	715,000	789,953
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2036	3,020,000	1,293,194
		$27,482,614
Tobacco - 1.6%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	$765,000	$784,041
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	355,000	382,122
New York Counties Tobacco Trust II, 5.625%, 6/01/2035	70,000	70,277

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tobacco - continued
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5%, 6/01/2032	$750,000	$793,035
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	1,000,000	1,175,730
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2036	1,000,000	1,172,830
		$4,378,035
Toll Roads - 2.2%
Buffalo & Fort Erie Public Bridge Authority Toll System Rev., 5%, 1/01/2042	$1,000,000	$1,179,700
Buffalo & Fort Erie Public Bridge Authority Toll System Rev., 5%, 1/01/2047	1,000,000	1,176,750
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	2,000,000	2,340,300
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	205,000	241,365
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	170,000	197,878
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 1/01/2028 (Prerefunded 1/01/2022)	1,000,000	1,086,780
		$6,222,773
Transportation - Special Tax - 6.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	$275,000	$308,396
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	255,000	258,386
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	275,000	281,705
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	25,000	25,592
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,290,000	1,403,340
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	1,105,000	1,239,191
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	545,000	589,439
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,255,000	1,399,200
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	150,000	162,786

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	$105,000	$113,785
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2020	80,000	77,730
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NATL, 5%, 7/01/2038	40,000	40,709
Illinois Regional Transportation Authority, “A”, NATL, 6%, 7/01/2031	985,000	1,341,688
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), “A-2”, AGM, 5%, 11/15/2044	2,000,000	2,434,780
Metropolitan Transportation Authority Refunding Rev., NY (Climate Bond Certified), “C-1”, 4%, 11/15/2037	2,000,000	2,244,560
Metropolitan Transportation Authority Rev., NY (Climate Certified Green Bonds), “C”, AGM, 5%, 11/15/2041	2,000,000	2,486,780
Metropolitan Transportation Authority Rev., NY, Green Transportation Rev., Bidding Group 1 (Climate Bond Certified), “C”, BAM, 5%, 11/15/2043	1,950,000	2,416,011
		$16,824,078
Universities - Colleges - 13.5%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), “A”, 5%, 12/01/2033	$125,000	$142,155
Albany, NY, Capital Resource Corp. Rev. (College of Saint Rose), “A”, 5.625%, 7/01/2031	1,000,000	1,040,310
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	1,000,000	1,143,020
Build NYC Resource Corp. Rev. (Manhattan College Project), 5%, 8/01/2047	2,000,000	2,365,560
Dobbs Ferry, NY, Local Development Corp. (Mercy College Project), 5%, 7/01/2039	1,000,000	1,133,750
Dutchess County, NY, Local Development Corp. Rev. (Vassar College Project), 5%, 7/01/2042	1,500,000	1,804,155
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2028	1,000,000	1,058,810
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2047	2,000,000	2,376,200
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2036	675,000	794,489
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2038	480,000	561,850
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “B”, 5.25%, 4/01/2029	1,325,000	1,697,325
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2023 (Prerefunded 7/01/2021)	500,000	533,825

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2024 (Prerefunded 7/01/2021)	$1,000,000	$1,067,650
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2030	1,000,000	1,199,830
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2037	1,000,000	1,221,300
New York Dormitory Authority Rev. (Columbia University), “B”, 5%, 10/01/2038	1,000,000	1,263,070
New York Dormitory Authority Rev. (New York University), “A”, 4%, 7/01/2041	1,500,000	1,702,125
New York Dormitory Authority Rev., Non- State Supported Debt (Cornell University Green Bonds), “D”, 5%, 7/01/2035	1,410,000	1,988,537
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University Green Bonds), “D”, 5%, 7/01/2036	1,590,000	2,267,483
New York Dormitory Authority Rev., Non-State Supported Debt (New School), “A”, 5%, 7/01/2032	1,000,000	1,212,040
New York Dormitory Authority Rev., Non-State Supported Debt (New School), “A”, 5%, 7/01/2036	500,000	599,430
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 7/01/2039	2,000,000	2,549,300
Onondaga, NY, Civic Development Corp. Refunding Rev. (Le Moyne College Project), 5%, 1/01/2043	740,000	867,095
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 7/01/2040	2,000,000	2,051,400
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	80,000	80,870
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	136,350
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Rev. (Union College Project), 5%, 1/01/2047	2,000,000	2,363,740
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Ithaca College Project), “A”, 5%, 7/01/2041	1,000,000	1,205,010
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnic Institute), “E”, 5%, 9/01/2031	1,000,000	1,063,220
		$37,489,899

Issuer	Shares/Par	Value ($)
Universities - Dormitories - 2.1%
Amherst, NY, Development Corporation, Student Housing Facility Refunding Rev. (UBF Facility/Student Housing Corp./Greiner and Hadley Projects at SUNY Buffalo), “A”, AGM, 5%, 10/01/2045	$1,000,000	$1,196,820
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 10/01/2041	2,000,000	2,119,880
Onondaga County, NY, Trust for Cultural Resources Rev. (Abby Lane Housing Corp. Project), 5%, 5/01/2040	1,000,000	1,179,580
Westchester County, NY, Local Development Corp. Rev. (Purchase Housing Corp. II Project), 5%, 6/01/2042	1,250,000	1,456,925
		$5,953,205
Utilities - Municipal Owned - 2.0%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$515,000	$536,362
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	155,000	175,689
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	180,000	202,939
Long Island, NY, Power Authority, Electric Systems Rev., 5%, 9/01/2035	1,000,000	1,223,860
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	650,000	518,375
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	100,000	79,750
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	185,000	148,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	230,000	183,425
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	430,000	342,925
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	885,000	898,045
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	110,000	87,725
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	345,000	275,138
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	140,000	151,714
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	505,000	548,046
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	30,000	32,471
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	170,000	132,388
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	180,000	144,000
		$5,680,852
Utilities - Other - 0.6%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	$1,085,000	$1,655,015

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Other - continued
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2031	$115,000	$125,332
		$1,780,347
Water & Sewer Utility Revenue - 8.9%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	$190,000	$195,789
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	215,000	250,421
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	270,000	313,497
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	750,000	865,290
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	315,000	325,212
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	118,655
New York Environmental Facilities Corp., Clean Water & Drinking Water Rev. (New York City Municipal Water Finance Authority Project), “B”, 5%, 6/15/2043	3,500,000	4,313,960
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., 4%, 6/15/2041	3,000,000	3,421,680
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “BB”, 5%, 6/15/2046	1,000,000	1,199,300
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “DD”, 5%, 6/15/2034	2,000,000	2,244,400
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “DD”, 5%, 6/15/2037	3,000,000	3,731,670
New York, NY, Municipal Water Finance Authority, Water & Sewer System Second General Resolution Rev., “BB”, 5%, 6/15/2049	4,000,000	4,996,840
New York, NY, Municipal Water Finance Authority, Water System Rev., “A”, AGM, 5%, 7/01/2043	600,000	711,108

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
New York, NY, Municipal Water Finance Authority, Water System Rev., “A”, AGM, 5%, 7/01/2048	$1,750,000	$2,063,163
		$24,750,985
Total Municipal Bonds (Identified Cost, $255,709,912)		$272,679,907

Trust Units - 0.0%
Sales & Excise Tax Revenue - 0.0%
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (tax-exempt), 8/01/2041	1,159	$55
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	59,991	8,099
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	281,139	13,354
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (tax-exempt), 8/01/2043	98,959	4,700
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (tax-exempt), 8/01/2044	296,878	14,102
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/01/2045	9,287	1,254
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (tax-exempt), 8/01/2045	28,204	1,340
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/01/2046	146,042	19,716
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (tax-exempt), 8/01/2046	542,157	25,752
Total Trust Units (Identified Cost, $426,638)		$88,372

Investment Companies (h) - 1.1%
Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $2,982,301)	2,982,387	$2,982,386

Other Assets, Less Liabilities - 1.1%		2,964,992
Net Assets - 100.0%		$278,715,657

Derivative Contracts at 9/30/19

Futures Contracts

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	29	$4,707,063	December - 2019	$101,393

At September 30, 2019, the fund had cash collateral of $87,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statements of Assets and Liabilities are comprised of cash collateral.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/19 (unaudited)

MFS NORTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.1%

Issuer	Shares/Par	Value ($)
Airport Revenue - 7.0%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4.75%, 7/01/2028	$1,250,000	$1,280,137
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2032	1,245,000	1,428,488
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2036	3,000,000	3,165,750
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2038	1,570,000	1,990,132
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2039	1,000,000	1,263,480
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2038	1,155,000	1,310,544
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,193,330
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2047	2,000,000	2,373,080
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2049	2,500,000	3,056,325
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	860,000	906,621
Chicago, IL, O’Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	195,000	204,861
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	440,000	480,735
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	305,000	325,435
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	2,185,000	2,336,595
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	3,440,000	3,505,876
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,404,680
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,397,680
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,445,000	1,672,125
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	198,380
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	222,688
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	169,337
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	269,573
		$32,155,852

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - 2.8%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$1,030,000	$1,058,624
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	915,000	960,485
Durham County, NC, 4%, 6/01/2037	450,000	523,215
Durham County, NC, 4%, 6/01/2039	650,000	751,517
Durham County, NC, General Obligation Refunding, 4%, 6/01/2036	500,000	583,565
Gaston County, NC, Rev., 5%, 4/01/2033	675,000	862,522
Gaston County, NC, Rev., 5%, 4/01/2035	610,000	774,858
Granville County, NC, 5%, 10/01/2034	675,000	847,273
Granville County, NC, 5%, 10/01/2035	690,000	863,645
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	240,000	241,574
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	265,000	266,805
Lee County, NC, Limited Obligation, 3.25%, 5/01/2035	1,000,000	1,062,940
Lee County, NC, Limited Obligation, 4%, 5/01/2036	500,000	568,815
Lee County, NC, Limited Obligation, 4%, 5/01/2037	855,000	968,741
New Hanover County, NC, Public Improvement, “A”, 5%, 8/01/2030 (Prerefunded 8/01/2020)	2,000,000	2,062,080
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	625,000	663,194
		$13,059,853
General Obligations - Schools - 1.2%
Grossmont, CA, Union High School District, “B-2”, 4%, 8/01/2043	$1,855,000	$2,096,336
Wake County, NC, Limited Obligation, “A”, 4%, 8/01/2037	3,000,000	3,439,740
		$5,536,076
Healthcare Revenue - Hospitals - 14.3%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$720,000	$775,346
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2036	3,000,000	3,716,580
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,476,010
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	55,000	59,531
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	40,000	47,726

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	$20,000	$23,637
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	245,000	265,186
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	195,000	209,530
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	360,000	370,238
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	525,000	537,758
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	225,000	233,435
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	85,000	87,927
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036	1,500,000	1,746,285
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047	2,425,000	2,777,716
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	320,000	362,640
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Appalachian Regional Healthcare System, Inc.), “A”, 6.375%, 7/01/2026 (Prerefunded 7/01/2021)	2,000,000	2,171,460
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Appalachian Regional Healthcare System, Inc.), “A”, 6.5%, 7/01/2031 (Prerefunded 7/01/2021)	1,000,000	1,087,700
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County HealthCare System), 5.75%, 1/01/2035 (Prerefunded 1/01/2021)	800,000	843,064
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2035 (Prerefunded 6/01/2020)	1,620,000	1,658,588
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042	2,420,000	2,618,537
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 11/01/2040	3,000,000	3,116,520
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2030	5,250,000	5,370,015

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2031	$2,800,000	$3,284,260
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033	3,000,000	3,497,310
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,862,575
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “A”, 5%, 12/01/2033	1,000,000	1,235,390
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2031	4,355,000	4,751,784
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2038	1,825,000	1,975,709
North Carolina Medical Care Commission, Hospital Rev. (North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/2029	2,215,000	2,270,508
North Carolina Medical Care Commission, Hospital Rev. (North Carolina Baptist Hospitals, Inc.), 5%, 6/01/2034	2,000,000	2,045,360
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,731,509
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	1,207,614
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	1,580,000	1,695,435
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	470,000	472,867
University of North Carolina Board of Governors, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	7,554,885
		$66,140,635
Healthcare Revenue - Long Term Care - 4.9%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$3,217,225
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,159,810
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2036	800,000	919,664
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,603,050

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	$1,000,000	$1,061,910
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	1,079,130
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	2,000,000	2,155,300
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,658,835
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	890,696
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,415,864
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,500,000	1,609,125
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2033	1,590,000	1,744,882
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,160,380
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 1/01/2031	480,000	483,984
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 1/01/2039	1,520,000	1,532,388
		$22,692,243
Human Services - 0.3%
North Carolina Capital Facilities Finance Agency Rev. (Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$1,173,820

Industrial Revenue - Other - 0.4%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	$615,000	$686,961
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	830,000	956,102
		$1,643,063
Industrial Revenue - Paper - 0.2%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 5/01/2034	$1,000,000	$1,023,800

Issuer	Shares/Par	Value ($)
Miscellaneous Revenue - Other - 1.3%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/2025	$1,000,000	$1,179,380
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	420,000	459,841
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	640,000	698,471
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	3,145,000	3,422,892
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	85,000	89,722
		$5,850,306
Multi-Family Housing Revenue - 0.1%
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 1/01/2022	$315,000	$316,742

Port Revenue - 0.2%
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2/01/2040	$1,000,000	$1,011,330

Sales & Excise Tax Revenue - 2.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$1,675,000	$1,730,359
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	1,140,000	1,204,022
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	2,385,000	2,700,917
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	105,000	108,261
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	1,599,000	1,658,963
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,288,000	1,357,835
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	957,000	971,336
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	9,180
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	154,000	159,789
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	348,000	352,343
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	16,000	13,962

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	$174,000	$138,469
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	23,007
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,584,000	1,089,824
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,515,000	953,723
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	718,000	190,399
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	906,000	175,619
		$12,838,008
Secondary Schools - 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056	$430,000	$457,825

Single Family Housing - State - 0.5%
North Carolina Housing Finance Agency, Home Ownership Rev., “41”, FNMA, 3.55%, 7/01/2044	$2,000,000	$2,099,220

State & Local Agencies - 17.2%
Asheville, NC, Limited Obligation, 5%, 4/01/2028 (Prerefunded 4/01/2022)	$400,000	$436,972
Buncombe County, NC, Limited Obligation, 4%, 6/01/2034	1,700,000	1,965,336
Buncombe County, NC, Limited Obligation, 4%, 6/01/2035	1,465,000	1,688,691
Cabarrus County, NC, Limited Obligation, 4%, 6/01/2034	1,000,000	1,135,620
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2037	1,320,000	1,521,062
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2049	2,500,000	2,801,550
Charlotte, NC, COP, 5%, 12/01/2034	1,000,000	1,266,600
Charlotte, NC, COP, 5%, 12/01/2035	2,000,000	2,526,000
Charlotte, NC, Cultural Arts Facilities, COP, “B”, 4%, 6/01/2038	2,015,000	2,310,943
Charlotte, NC, Cultural Arts Facilities, COP, “B”, 4%, 6/01/2039	1,250,000	1,426,525
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 4%, 6/01/2037	2,080,000	2,396,826
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 4%, 6/01/2038	4,500,000	5,160,915
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 3%, 6/01/2039	4,750,000	4,871,552
Charlotte, NC, Transit Projects, COP, 5%, 6/01/2033	3,000,000	3,008,670

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Charlotte, NC, Transit Projects/Phase II, COP, “B”, 5%, 6/01/2026	$1,250,000	$1,496,563
Chatham County, NC, Limited Obligation, 4%, 11/01/2037	1,750,000	2,003,592
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	115,000	141,442
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	100,000	122,694
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	45,000	55,022
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.18% (LIBOR - 3mo. + 0.75%), 6/01/2037	2,310,000	2,126,840
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2034	2,000,000	2,320,640
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2035	1,240,000	1,434,606
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2036	1,375,000	1,586,557
Durham, NC, Limited Obligation, 4%, 4/01/2035	1,270,000	1,461,211
Durham, NC, Limited Obligation, 4%, 4/01/2037	3,000,000	3,421,560
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	1,530,000	1,840,850
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 10/01/2030 (Prerefunded 10/01/2020)	2,000,000	2,073,480
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Refunding Rev., “A”, 4%, 1/01/2034	2,555,000	2,931,479
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2024 (Prerefunded 10/01/2021)	750,000	805,613
Pitt County, NC, Limited Obligation, “A”, 5%, 4/01/2035 (Prerefunded 4/01/2020)	2,000,000	2,037,260
Scotland County, NC, Limited Obligation, 5%, 12/01/2033	210,000	264,004
Scotland County, NC, Limited Obligation, 5%, 12/01/2034	1,000,000	1,252,230
State of North Carolina, “A”, 5%, 5/01/2032	3,000,000	3,868,320
State Public School Building Authority, PA, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	2,530,000	2,997,316
Wake County, NC, 5%, 9/01/2036	5,000,000	6,410,000
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2010”, 5%, 1/01/2033 (Prerefunded 1/01/2020)	6,000,000	6,055,500
		$79,224,041

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax - Other - 1.9%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$420,000	$422,852
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	145,000	146,044
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	2,045,000	2,508,847
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	290,000	355,778
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	2,415,000	2,470,110
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	760,000	820,313
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	1,990,000	2,198,612
		$8,922,556
Tax Assessment - 0.2%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040	$1,000,000	$1,023,260

Tobacco - 0.7%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	$1,295,000	$1,327,233
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,975,000	2,125,890
		$3,453,123
Toll Roads - 3.7%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$2,280,400
North Carolina Turnpike Authority, Triangle Expressway System Rev., 5%, 1/01/2040	2,000,000	2,396,780
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2038	3,000,000	3,687,060
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	1,235,000	1,527,868
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2032	1,150,000	1,364,026
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2039	2,600,000	3,070,938
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	435,000	512,165
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	350,000	407,396

Issuer	Shares/Par	Value ($)
Toll Roads - continued
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$595,000	$659,242
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	1,160,000	1,262,440
		$17,168,315
Transportation - Special Tax - 4.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	$2,185,000	$2,494,046
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	930,000	1,047,710
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	435,000	445,605
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	65,000	66,540
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	3,660,000	3,981,568
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	970,000	1,049,094
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,640,000	1,794,931
Illinois Regional Transportation Authority, “A”, NATL, 6%, 7/01/2031	2,915,000	3,970,580
Metropolitan Transportation Authority Rev., NY, Green Transportation Rev., Bidding Group 1 (Climate Bond Certified), “C”, BAM, 5%, 11/15/2043	3,225,000	3,995,710
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/2036	3,000,000	3,171,600
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2033	625,000	690,988
		$22,708,372
Universities - Colleges - 18.6%
Appalachian State University Rev., 4%, 10/01/2048	$1,415,000	$1,576,367
Appalachian State University, Millennial Campus Rev. (End Zone Project), 5%, 5/01/2044	3,000,000	3,616,800
East Carolina University, NC, General Rev., “A”, 4%, 10/01/2045	2,195,000	2,410,329
Elizabeth City State University Rev., AGM, 5%, 4/01/2040	3,155,000	3,898,507
North Carolina Agricultural & Technical University Rev., “A”, 5%, 10/01/2035	3,075,000	3,611,311

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 4%, 10/01/2039	$3,265,000	$3,642,565
North Carolina Capital Facilities Finance Agency Rev. (Davidson College), 5%, 3/01/2045	1,500,000	1,605,915
North Carolina Capital Facilities Finance Agency Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	5,950,955
North Carolina Capital Facilities Finance Agency Rev. (Wake Forest University), 4%, 1/01/2048	3,000,000	3,352,530
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5.25%, 3/01/2033	1,000,000	1,049,210
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,492,190
North Carolina Central University Rev., 5%, 4/01/2044	3,265,000	3,951,336
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	450,000	476,712
Private Colleges & Universities, GA, Authority Refunding Rev. (Agnes Scott College), “A”, 5%, 6/01/2027	900,000	1,104,066
Private Colleges & Universities, GA, Authority Refunding Rev. (Agnes Scott College), “A”, 5%, 6/01/2028	1,055,000	1,316,767
Private Colleges & Universities, GA, Authority Refunding Rev. (Agnes Scott College), “A”, 5%, 6/01/2029	865,000	1,096,586
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 7/01/2020	2,180,000	2,191,859
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	170,000	171,850
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	275,000	277,750
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	115,000	112,027
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	140,000	137,389
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	841,193

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	$5,000,000	$5,550,650
University of North Carolina, Charlotte, Rev., 5%, 4/01/2043	1,715,000	1,949,355
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2040	6,310,000	7,032,053
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	1,750,000	1,981,927
University of North Carolina, Greensboro, Rev., 5%, 4/01/2026 (Prerefunded 4/01/2021)	3,000,000	3,167,280
University of North Carolina, Greensboro, Rev., 4%, 4/01/2034	1,000,000	1,140,530
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	1,137,190
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	2,000,000	2,285,340
University of North Carolina, Raleigh, Rev., “A”, 5%, 10/01/2029	5,000,000	5,688,400
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/2024	1,615,000	1,645,620
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 4/01/2025	1,705,000	1,737,071
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035	195,000	214,748
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	4,501,235
Winston-Salem State University, NC, General Rev., 5%, 4/01/2033	1,000,000	1,074,010
Winston-Salem State University, NC, General Rev., AGM, 5%, 10/01/2042	2,470,000	2,976,622
		$85,966,245
Universities - Dormitories - 2.3%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$3,045,000	$3,653,269
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 5%, 6/01/2028	3,045,000	3,581,621
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2032	500,000	563,250
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2033	400,000	447,852
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2034	500,000	557,580
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/2029	1,550,000	1,739,348
		$10,542,920
Utilities - Municipal Owned - 3.4%
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2029	$1,695,000	$2,053,594

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Greenville, NC, Greenville Utilities Commission Combined Enterprise System Rev., 5%, 8/01/2044	$300,000	$375,558
North Carolina Municipal Power Agency No. 1, Catawba Electric Refunding Rev., “A”, 5%, 1/01/2032 (w)	5,655,000	7,322,546
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5%, 1/01/2030	720,000	721,994
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,085,000	865,288
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	175,000	139,563
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	305,000	244,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	380,000	303,050
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	720,000	574,200
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	190,000	151,525
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	585,000	466,538
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	240,000	260,081
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	340,000	369,709
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	420,000	456,733
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	880,000	955,011
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	50,000	54,119
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	265,000	206,369
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	305,000	244,000
		$15,763,878
Utilities - Other - 1.2%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$1,695,000	$2,663,777
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,290,000	1,541,614
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	805,000	838,891
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2031	255,000	277,909
		$5,322,191
Water & Sewer Utility Revenue - 6.9%
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/2036 (Prerefunded 8/01/2021)	$4,410,000	$4,705,823
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/2040	1,250,000	1,421,563
Charlotte, NC, Water & Sewer Systems Rev., 4%, 7/01/2047	4,000,000	4,501,600

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Durham County, NC, Enterprise Systems Rev., 5%, 6/01/2029 (Prerefunded 6/01/2021)	$1,590,000	$1,688,405
Greensboro, NC, Enterprise Systems Rev., “A”, 4%, 6/01/2047	2,000,000	2,218,260
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	220,000	251,968
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	380,000	442,605
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	480,000	557,328
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,325,000	1,528,679
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,128,010
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	95,000	108,683
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	115,000	130,801
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	60,000	68,377
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	140,000	158,841
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2025	2,010,000	2,384,503
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2028	500,000	621,635
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,661,996
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	1,600,000	1,886,176
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.625%, 6/01/2030 (Prerefunded 6/01/2020)	500,000	514,475
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.75%, 6/01/2036 (Prerefunded 6/01/2020)	800,000	823,824
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 3/01/2029	3,145,000	3,524,947
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2034	700,000	800,800
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2035	500,000	569,350
		$31,698,649
Total Municipal Bonds (Identified Cost, $421,931,471)		$447,792,323

Portfolio of Investments (unaudited) – continued

Trust Units - 0.0%

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - 0.0%
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (tax-exempt), 8/01/2041	1,934	$92
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	104,400	14,094
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	482,269	22,908
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (tax-exempt), 8/01/2043	165,228	7,848
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (tax-exempt), 8/01/2044	495,685	23,545
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/01/2045	15,921	2,149
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (tax-exempt), 8/01/2045	48,349	2,297

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/01/2046	252,741	$34,120
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (tax-exempt), 8/01/2046	932,788	44,307
Total Trust Units (Identified Cost, $719,917)		$151,360

Investment Companies (h) - 1.5%
Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $6,618,945)	6,619,002	$6,619,002

Other Assets, Less Liabilities - 1.4%		6,572,277
Net Assets - 100.0%		$461,134,962

Derivative Contracts at 9/30/19

Futures Contracts

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	55	$8,927,188	December - 2019	$192,298

At September 30, 2019, the fund had cash collateral of $165,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statements of Assets and Liabilities are comprised of cash collateral.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/19 (unaudited)

MFS PENNSYLVANIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.1%

Issuer	Shares/Par	Value ($)
Airport Revenue - 2.5%
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$215,000	$250,819
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	270,000	284,637
Chicago, IL, O’Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	65,000	68,287
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 6/15/2040	2,000,000	2,042,460
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	750,000	899,992
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	55,000	62,348
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	65,000	74,229
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	45,000	50,801
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	80,000	89,858
		$3,823,431
General Obligations - General Purpose - 5.2%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$350,000	$359,726
Bucks County, PA, Northampton Township, General Obligation, 4%, 5/15/2043	1,000,000	1,082,580
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	315,000	330,659
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	325,000	331,549
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	100,000	101,436
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	75,000	75,492
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	90,000	90,613
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	429,328
Philadelphia, PA, “B”, 5%, 2/01/2035	1,000,000	1,253,000
Puerto Rico Public Buildings Authority Government Facilities Rev., “I”, ASSD GTY, 5%, 7/01/2036	25,000	25,534
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	165,000	169,257
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2030	1,000,000	1,210,970
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2031	1,000,000	1,201,380

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
State of California, 5%, 4/01/2038	$1,030,000	$1,306,143
		$7,967,667
General Obligations - Schools - 11.7%
Beaver County, PA, Aliquippa School District, General Obligation, BAM, 4%, 12/01/2041	$1,000,000	$1,098,821
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	1,000,000	1,177,190
Carlisle, PA, School District, 5%, 9/01/2026 (Prerefunded 3/01/2022)	1,000,000	1,086,890
Centre County, PA, State College Area School District General Obligation, 5%, 5/15/2044	1,000,000	1,223,870
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	867,295
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2033	760,000	537,024
Erie, PA, City School District General Obligation, “A”, AGM, 4%, 4/01/2033	1,150,000	1,307,113
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 4%, 4/15/2054	765,000	840,559
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	1,500,000	1,785,300
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	545,000	587,935
Montgomery County, PA, Springfield Township School District, General Obligation, 4%, 11/15/2037	1,500,000	1,644,795
Northampton County, PA, Area School District, “A”, 5%, 10/01/2033	1,000,000	1,103,190
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	1,500,000	1,747,665
Reading, PA, School District, “A”, 5%, 4/01/2020	665,000	675,421
Scranton, PA, School District, “E”, BAM, 5%, 12/01/2034	1,000,000	1,208,420
Upper St. Clair Township, PA, School District General Obligation, “B”, 3.625%, 10/01/2039	1,000,000	1,056,180
		$17,947,668
Healthcare Revenue - Hospitals - 17.6%
Allegheny County, PA, Mt. Lebanon Hospital Authority Rev. (St. Clair Memorial Hospital), 5%, 7/01/2038	$1,000,000	$1,211,120
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2040	1,500,000	1,603,635
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke’s University Health Network Project), 4%, 8/15/2044	1,000,000	1,087,500
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048	1,000,000	1,205,960

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 5%, 11/15/2041	$850,000	$979,174
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 11/15/2041 (Prerefunded 11/15/2021)	500,000	551,120
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Jefferson Health System), “A”, 5%, 5/15/2040 (Prerefunded 5/15/2020)	735,000	751,574
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Jefferson Health System), “A”, 5%, 5/15/2040	265,000	271,058
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Main Line Health System), “A”, 5%, 10/01/2052	1,750,000	2,051,997
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	305,000	317,694
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2043	1,000,000	1,173,920
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	705,000	729,541
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	534,460
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	500,000	513,425
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	165,000	169,693
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	150,000	153,645
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 5.75%, 6/01/2025 (Prerefunded 6/01/2020)	335,000	344,521
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	390,000	402,663
Lancaster County, PA, Hospital Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 8/15/2036	1,000,000	1,197,400
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	80,000	82,999
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	25,000	25,861
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2030	500,000	570,260

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Montour County, PA, Geisinger Authority Health System Rev., “A-1”, 5%, 2/15/2045	$1,000,000	$1,177,390
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5%, 8/15/2048	500,000	594,085
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2036	1,000,000	1,186,030
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	1,000,000	1,171,280
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Children’s Hospital of Philadelphia), “C”, 5%, 7/01/2025	1,000,000	1,061,670
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), “A”, 5%, 7/01/2034	500,000	583,695
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	810,000	910,894
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 4%, 6/01/2044	1,000,000	1,119,640
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044	1,000,000	1,116,750
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 11/15/2033 (Prerefunded 11/15/2020)	500,000	520,315
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	155,000	155,946
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 1/01/2032	500,000	543,210
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 7/01/2030	1,000,000	1,021,450
		$27,091,575
Healthcare Revenue - Long Term Care - 4.7%
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	$500,000	$540,050
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	500,000	504,255
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	500,000	516,755
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), “A”, 5%, 1/01/2039	1,000,000	1,164,420
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	750,000	861,907
Lancaster County, PA, Hospital Authority Health Center Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	538,715

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2035	$500,000	$564,130
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2036	260,000	304,021
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2037	250,000	290,933
Lancaster County, PA, Hospital Authority Rev. (Brethren Village Project), 5.125%, 7/01/2037	500,000	546,880
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 11/15/2029 (Prerefunded 11/15/2019)	250,000	251,455
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	400,000	414,088
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	500,000	551,555
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	55,000	58,266
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	105,000	111,376
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), Unrefunded Balance, 7%, 11/01/2030	5,000	5,139
		$7,223,945
Industrial Revenue - Environmental Services - 0.5%
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037	$250,000	$285,325
Delaware County, PA, Industrial Development Authority Rev. (Covanta Project), “A”, 5%, 7/01/2043	500,000	509,925
		$795,250
Industrial Revenue - Other - 1.2%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$1,305,740
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	115,000	128,456
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	400,000	460,772
		$1,894,968

Issuer	Shares/Par	Value ($)
Miscellaneous Revenue - Other - 0.8%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$145,000	$158,755
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	225,000	245,556
Pennsylvania Economic Development Financing Authority Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	750,000	864,172
		$1,268,483
Multi-Family Housing Revenue - 1.6%
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multifamily Housing Development Rev. (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	$988,720	$1,102,512
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “I”, 5%, 12/01/2058	1,250,000	1,393,137
		$2,495,649
Sales & Excise Tax Revenue - 2.1%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$580,000	$599,169
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	35,000	36,087
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	578,000	599,675
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	519,000	547,140
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	367,000	372,498
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,020
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	69,000	71,594
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	116,000	117,448
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	6,000	5,236
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	55,000	43,769
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	9,000	6,680

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	$524,000	$360,522
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	509,000	320,426
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	230,000	60,991
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	298,000	57,764
		$3,200,019
Secondary Schools - 3.5%
Bucks County, PA, Industrial Development Authority Rev. (School Lane Charter School Project), “A”, 5.125%, 3/15/2046	$500,000	$564,755
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	500,000	562,590
Montgomery County, PA, Industrial Development Authority Rev. (Haverford School Project), 4%, 3/01/2049	1,000,000	1,108,020
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	500,000	515,685
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 11/15/2040	500,000	513,345
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), 6%, 8/01/2035 (Prerefunded 8/01/2020)	665,000	689,931
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	500,000	533,055
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	400,000	408,892
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	400,000	443,356
		$5,339,629
Single Family Housing - State - 1.2%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “2019-128A”, 3.65%, 10/01/2032	$1,000,000	$1,064,230
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “A”, 4%, 4/01/2039	730,000	767,610
		$1,831,840
State & Local Agencies - 6.2%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$655,000	$730,725

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Commonwealth Financing Authority Rev., “A-2”, 5%, 6/01/2036	$1,500,000	$1,622,160
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	1,000,000	1,222,710
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.18% (LIBOR - 3mo. + 0.75%), 6/01/2037	745,000	685,929
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2037	250,000	303,505
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2038	1,000,000	1,210,550
Philadelphia, PA, Redevelopment Authority City Agreement Rev., “A”, 5%, 4/15/2028	1,000,000	1,170,840
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,000,000	1,082,910
State Public School Building Authority, PA, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,255,000	1,486,811
		$9,516,140
Tax - Other - 2.8%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042	$300,000	$336,411
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042	500,000	559,070
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	750,000	792,847
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	140,000	140,951
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	45,000	45,324
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	115,000	131,282
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	60,000	68,337
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	185,000	207,379
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	155,000	158,537
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	655,000	719,531
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	430,000	475,077
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2036	1,640,000	702,264
		$4,337,010

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax Assessment - 0.4%
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	$500,000	$531,550

Tobacco - 0.5%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$755,000	$812,682

Toll Roads - 2.1%
Delaware River Port Authority Rev., 5%, 1/01/2029	$1,145,000	$1,313,063
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	1,500,000	1,665,495
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	140,000	164,835
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	110,000	128,039
		$3,271,432
Transportation - Special Tax - 3.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	$155,000	$173,823
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	145,000	147,229
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	270,000	276,583
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	765,000	832,213
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	240,000	259,570
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	755,000	841,749
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	75,000	82,138
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	90,000	97,672
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	55,000	59,602
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NATL, 5%, 7/01/2038	20,000	20,354
Illinois Regional Transportation Authority, “A”, NATL, 6%, 7/01/2031	545,000	742,355

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	$215,000	$255,878
Pennsylvania Turnpike Commission (Motor License Fund), “B”, 5%, 12/01/2030 (Prerefunded 12/01/2021)	1,000,000	1,080,240
		$4,869,406
Universities - Colleges - 10.0%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 5%, 3/01/2032	$500,000	$593,530
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 10/15/2040	500,000	516,725
Commonwealth of Pennsylvania, State Public School Building Authority Rev. (Montgomery County Community College), 5%, 5/01/2033	1,000,000	1,157,860
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 11/01/2039 (Prerefunded 11/01/2019)	300,000	300,879
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2039	1,200,000	1,366,944
Delaware County, PA, Authority University Rev. (Neumann University), 5.25%, 10/01/2031	565,000	581,193
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 12/01/2031 (Prerefunded 12/01/2019)	350,000	352,230
Erie, PA, Higher Education Building Authority Rev. (Gannon University), “A”, 5.5%, 5/01/2040	1,000,000	1,018,070
Northampton County, PA, General Purpose Authority College Rev. (Lafayette College), 4%, 11/01/2038	1,000,000	1,125,550
Northeastern, PA, Hospital & Education Authority Rev. (Wilkes University), “B”, 5.25%, 3/01/2037	750,000	849,383
Northeastern, PA, Hospital and Education Authority College Rev. (King’s College Project), 5%, 5/01/2049	1,000,000	1,180,030
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 4%, 3/01/2037	750,000	851,572
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	750,000	926,992
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041 (Prerefunded 11/01/2021)	500,000	550,745
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 8/15/2036	500,000	611,160

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	$95,000	$95,950
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	25,000	25,560
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 11/01/2030 (Prerefunded 5/01/2020)	1,000,000	1,023,170
Wilkes-Barre, PA, Finance Authority Rev. (University of Scranton), 5%, 11/01/2035 (Prerefunded 11/01/2020)	1,000,000	1,039,230
Wilkes-Barre, PA, Finance Authority Rev. (University of Scranton), “A”, 5%, 11/01/2026	1,000,000	1,180,580
		$15,347,353
Universities - Dormitories - 2.5%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$1,025,000	$1,229,754
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	1,000,000	1,078,830
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 7/01/2043 (Prerefunded 7/01/2020)	1,000,000	1,034,890
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 6.25%, 10/01/2043 (Prerefunded 10/01/2021)	500,000	548,745
		$3,892,219
Utilities - Investor Owned - 0.9%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 12/01/2039	$1,000,000	$1,006,240
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	415,000	427,189
		$1,433,429
Utilities - Municipal Owned - 2.4%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$315,000	$328,066
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	95,000	107,681
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	105,000	118,381
Philadelphia, PA, Gas Works Rev., 5%, 8/01/2031	500,000	585,575
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “9”, 5.25%, 8/01/2040 (Prerefunded 8/01/2020)	390,000	402,577

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Philadelphia, PA, Gas Works Rev., Unrefunded Balance, (1998 General Ordinance), “9”, 5.25%, 8/01/2040	$610,000	$629,044
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	375,000	299,062
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	55,000	43,863
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	105,000	84,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	130,000	103,675
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	245,000	195,388
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	65,000	51,838
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	200,000	159,500
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	75,000	81,275
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	260,000	282,162
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	15,000	16,236
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	95,000	73,981
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	105,000	84,000
		$3,646,304
Utilities - Other - 1.3%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$545,000	$856,495
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	75,000	98,896
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	280,000	427,101
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	235,000	257,416
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	255,000	265,735
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2031	75,000	81,738
		$1,987,381
Water & Sewer Utility Revenue - 12.2%
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 6/01/2040	$1,000,000	$1,040,000
Allegheny County, PA, Sanitation Authority Sewer Rev., BAM, 5%, 12/01/2030	500,000	594,630
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 12/01/2033 (Prerefunded 12/01/2021)	1,000,000	1,080,240
Canonsburg-Houston, PA, Joint Authority Sewer Rev., “A”, 5%, 12/01/2040	1,000,000	1,152,270
Capital Region Water Sewer System Rev., 5%, 7/15/2042	1,000,000	1,187,080
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2042	500,000	539,460

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$45,000	$46,228
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	110,000	113,352
Erie County, PA, Water Authority Rev., “D”, BAM, 4%, 12/01/2044	1,675,000	1,913,872
Erie, PA, Water Authority Rev., “A”, AGM, 5%, 12/01/2043	1,000,000	1,223,290
Erie, PA, Water Authority Rev., “A”, AGM, 4%, 12/01/2050	995,000	1,099,525
Erie, PA, Water Authority Rev., “D”, BAM, 4%, 12/01/2041	1,500,000	1,675,125
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	45,000	46,102
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	120,000	126,801
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	260,000	268,429
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	500,000	504,765
Philadelphia, PA, Water and Wastewater Rev., “A”, 5%, 10/01/2037	1,000,000	1,213,650
Philadelphia, PA, Water and Wastewater Rev., “A”, 5%, 10/01/2038	1,000,000	1,235,080
Pittsburgh, PA, Water and Sewer System Authority Subordinate Refunding Rev., “B”, AGM, 4%, 9/01/2034	2,500,000	2,877,900
St. Mary’s, PA, Water Authority Rev., 5.15%, 2/01/2030 (Prerefunded 2/01/2020)	750,000	759,397
		$18,697,196
Total Municipal Bonds (Identified Cost, $139,077,778)		$149,222,226

Trust Units - 0.1%
Sales & Excise Tax Revenue - 0.1%
COFINA Series 2007A Senior Bonds Due 2040 National Custodial Trust (taxable), 8/01/2040	20,767	$2,804

Trust Units - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
COFINA Series 2007A Senior Bonds Due 2040 National Custodial Trust (tax-exempt), 8/01/2040	63,060	$2,995
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (taxable), 8/01/2041	13,534	1,827
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (tax-exempt), 8/01/2041	41,751	1,983
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	46,746	6,311
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	197,532	9,383
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (taxable), 8/01/2043	16,238	2,192
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (tax-exempt), 8/01/2043	104,885	4,982
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (taxable), 8/01/2044	33,551	4,529
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (tax-exempt), 8/01/2044	268,607	12,759
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/01/2045	5,639	761
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (tax-exempt), 8/01/2045	17,124	813
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/01/2046	87,814	11,855
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (tax-exempt), 8/01/2046	322,282	15,309
Total Trust Units (Identified Cost, $368,552)		$78,503

Investment Companies (h) - 1.5%
Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $2,336,195)	2,336,195	$2,336,194

Other Assets, Less Liabilities - 1.3%		1,965,548
Net Assets - 100.0%		$153,602,471

Derivative Contracts at 9/30/19

Futures Contracts

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	10	$1,623,125	December - 2019	$34,963

At September 30, 2019, the fund had cash collateral of $30,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statements of Assets and Liabilities are comprised of cash collateral.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/19 (unaudited)

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.3%

Issuer	Shares/Par	Value ($)
Airport Revenue - 5.2%
Charleston County, SC, Airport District Rev., 5%, 7/01/2038	$750,000	$942,367
Charleston County, SC, Airport District Rev., 5%, 7/01/2039	450,000	563,585
Charleston County, SC, Airport District Rev., 5%, 7/01/2043	1,250,000	1,550,912
Charleston County, SC, Airport District Rev., 5%, 7/01/2048	1,500,000	1,849,230
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2021	2,000,000	2,129,880
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	220,000	240,368
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	155,000	165,385
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 7/01/2040	2,250,000	2,305,170
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	1,120,000	1,197,706
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	102,024
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	11,420
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	84,668
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	134,786
		$11,277,501
General Obligations - General Purpose - 1.4%
Aiken County, SC, County Administration Building Project, 5%, 3/01/2025	$910,000	$988,642
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	475,000	488,200
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	45,000	47,237
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	495,000	504,974
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	65,000	66,014
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	145,000	147,082
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	50,000	50,341
Lancaster County, SC, General Obligation Refunding, 3%, 3/01/2039	725,000	744,821

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	$105,000	$111,417
		$3,148,728
General Obligations - Schools - 7.2%
Aiken County, SC, Consolidated School District Special Obligation, 4%, 6/01/2035	$275,000	$321,373
Aiken County, SC, Consolidated School District Special Obligation, 3.125%, 6/01/2041	1,400,000	1,431,304
Aiken County, SC, Consolidated School District Special Obligation, “A”, 4%, 4/01/2036	2,000,000	2,326,420
Anderson County, SC, School District, “A”, 5%, 3/01/2026	1,240,000	1,515,181
Chesterfield County, SC, School District, 5%, 3/01/2025	1,000,000	1,086,670
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	1,295,000	1,468,595
Grossmont, CA, Union High School District, “B-2”, 4%, 8/01/2043	865,000	977,536
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/2023	1,030,000	1,157,370
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2025	2,000,000	2,142,200
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2029	3,000,000	3,209,160
		$15,635,809
Healthcare Revenue - Hospitals - 16.1%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$340,000	$366,136
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	25,000	27,060
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	20,000	23,863
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	10,000	11,819
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	115,000	124,475
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	90,000	96,706
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	400,000	416,648
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	925,000	957,199
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 11/01/2037	3,000,000	3,096,060

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 5/01/2020	$1,195,000	$1,226,309
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,500,000	1,652,670
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), “B”, 5%, 10/01/2031	1,950,000	2,097,790
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	550,000	564,768
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	155,000	159,408
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	180,000	184,374
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	605,000	624,644
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	865,000	893,735
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2031	1,000,000	1,127,110
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2032	1,000,000	1,122,170
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2035	1,000,000	1,172,570
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2036	1,000,000	1,168,810
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 11/01/2026	500,000	532,755
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Anmed Health), 5%, 2/01/2038	1,500,000	1,697,985
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5%, 7/01/2037	1,250,000	1,373,325
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	2,312,360
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	553,190
South Carolina Jobs & Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	2,192,680
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/2030 (Prerefunded 8/01/2023)	1,000,000	1,145,500

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), 5%, 5/01/2037	$2,000,000	$2,396,960
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 4/15/2037 (Prerefunded 4/15/2022)	30,000	32,658
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 4/15/2037	1,970,000	2,103,842
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	3,340,000	3,584,020
		$35,039,599
Healthcare Revenue - Long Term Care - 1.9%
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	$750,000	$779,332
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	260,388
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	806,055
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036	1,000,000	1,125,390
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,000,000	1,087,270
		$4,058,435
Industrial Revenue - Other - 0.3%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	$285,000	$318,348
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	395,000	455,012
		$773,360
Industrial Revenue - Paper - 0.5%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$1,000,000	$1,060,010
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	100,000	117,376
		$1,177,386
Miscellaneous Revenue - Other - 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$45,000	$47,500

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Port Revenue - 5.1%
South Carolina Port Authority Rev., 5%, 7/01/2028	$300,000	$352,992
South Carolina Port Authority Rev., 5%, 7/01/2029	450,000	528,241
South Carolina Port Authority Rev., 5%, 7/01/2033	500,000	581,010
South Carolina Port Authority Rev., 5%, 7/01/2036	3,000,000	3,626,640
South Carolina Port Authority Rev., 5.25%, 7/01/2040 (Prerefunded 7/01/2020)	250,000	257,258
South Carolina Port Authority Rev., 4%, 7/01/2055	2,000,000	2,137,880
South Carolina Ports Authority Rev. (tax-exempt), “B”, 5%, 7/01/2044 (w)	3,000,000	3,621,090
		$11,105,111
Sales & Excise Tax Revenue - 2.6%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$1,315,000	$1,508,634
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	725,000	746,156
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	49,000	50,522
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	746,000	773,975
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	607,000	639,912
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	450,000	456,741
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	4,080
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	71,000	73,669
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	163,000	165,034
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	7,000	6,108
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	79,000	62,868
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	14,000	10,390
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	725,000	498,815
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	695,000	437,516

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	$327,000	$86,714
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	416,000	80,637
		$5,601,771
Secondary Schools - 0.2%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049	$250,000	$268,053
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	220,000	240,867
		$508,920
Single Family Housing - State - 1.0%
South Carolina Housing, Finance & Development Authority Rev., “A”, 3.75%, 7/01/2043	$1,000,000	$1,071,690
South Carolina Housing, Finance & Development Authority Rev., “A”, 3.8%, 1/01/2049	1,000,000	1,068,810
		$2,140,500
State & Local Agencies - 9.9%
Berkeley County, SC, School District Special Obligation, 5%, 12/01/2021	$1,000,000	$1,077,160
Charleston County, SC, Special Source Rev., “C”, 5%, 12/01/2021	1,000,000	1,079,170
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/2030	3,595,000	4,113,938
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	55,000	67,646
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	45,000	55,212
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	25,000	30,568
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.18% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,330,000	1,224,544
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), BAM, 5%, 12/01/2028	3,000,000	3,623,010
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	705,000	848,235
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	35,000	41,484
New York Dormitory Authority Rev., State Personal Income Tax, “A” (Group C), 5%, 2/15/2041	795,000	945,144

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	$2,000,000	$2,181,040
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,365,440
State Public School Building Authority, PA, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,115,000	1,320,952
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2026	1,000,000	1,180,550
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2027	1,195,000	1,405,117
		$21,559,210
Tax - Other - 6.1%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$940,000	$1,102,836
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 4/01/2022	1,025,000	1,079,192
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/2029 (Prerefunded 4/01/2020)	750,000	762,855
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/2030 (Prerefunded 4/01/2020)	500,000	508,570
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	180,000	181,222
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	60,000	60,432
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	180,000	205,484
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	95,000	108,200
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	285,000	319,477
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2028	525,000	635,114
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	1,260,000	1,545,793
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2030	215,000	262,515
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Base Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,192,990
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,330,620
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	405,000	414,242
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	440,000	474,918

Issuer	Shares/Par	Value ($)
Tax - Other - continued
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	$50,000	$54,474
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	1,245,000	1,367,658
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	635,000	701,567
		$13,308,159
Tobacco - 0.4%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$850,000	$914,940

Toll Roads - 0.4%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$275,000	$304,692
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	535,000	582,246
		$886,938
Transportation - Special Tax - 7.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$755,000	$766,604
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	470,000	529,488
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,474
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,340,000	1,457,732
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	480,000	519,139
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,125,000	1,254,263
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	90,000	98,502
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	20,000	22,534
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	435,000	472,079
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	350,000	379,285
Illinois Regional Transportation Authority, “A”, NATL, 6%, 7/01/2031	1,345,000	1,832,051
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	350,000	416,546

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2036	$1,205,000	$1,472,618
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, AGM, 5%, 10/01/2035	2,000,000	2,461,580
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2030	2,000,000	2,548,920
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2040	2,000,000	2,420,400
		$16,672,215
Universities - Colleges - 7.4%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 4/01/2022	$1,205,000	$1,310,184
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	200,000	211,872
Private Colleges & Universities, GA, Authority Refunding Rev. (Agnes Scott College), “A”, 5%, 6/01/2027	420,000	515,231
Private Colleges & Universities, GA, Authority Refunding Rev. (Agnes Scott College), “A”, 5%, 6/01/2028	495,000	617,819
Private Colleges & Universities, GA, Authority Refunding Rev. (Agnes Scott College), “A”, 5%, 6/01/2029	400,000	507,092
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	75,000	75,816
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	125,000	126,250
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	53,578
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	68,695
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	446,347
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	700,000	830,102
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,842,474
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2049	2,000,000	2,361,260
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	30,000	30,672

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
University of South Carolina, Athletic Facilities Rev., “A”, 4%, 5/01/2035	$365,000	$406,636
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035 (Prerefunded 5/01/2020)	830,000	847,795
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035	170,000	173,364
University of South Carolina, Athletic Facilities Rev., “A”, 4%, 5/01/2036	400,000	444,172
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2036	440,000	533,839
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2037	1,560,000	1,887,179
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040 (Prerefunded 5/01/2020)	1,665,000	1,700,698
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040	335,000	341,432
University of South Carolina, Higher Education Facilities Refunding Rev., “A”, 5%, 5/01/2040	575,000	693,295
		$16,025,802
Universities - Dormitories - 1.2%
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/2035 (Prerefunded 6/01/2020)	$2,555,000	$2,618,441

Utilities - Investor Owned - 0.4%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$800,000	$823,496

Utilities - Municipal Owned - 4.9%
Easley, SC, Combined Utility System Refunding Rev., ASSD GTY, 5%, 12/01/2034	$2,325,000	$2,339,066
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	145,000	164,355
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	170,000	191,665
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/2021	2,700,000	2,860,245
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 1/01/2030	1,000,000	1,058,500
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	505,000	402,737
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	80,000	63,800
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	140,000	112,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	175,000	139,563
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	330,000	263,175
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	90,000	71,775
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	270,000	215,325
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	115,000	124,622

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	$410,000	$444,948
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	25,000	27,060
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	120,000	93,450
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	140,000	112,000
Rock Hill, SC, Combined Utility System Rev., “A”, 4%, 1/01/2049	650,000	720,681
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,169,860
		$10,574,827
Utilities - Other - 1.7%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$685,000	$1,076,512
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 9/01/2042	790,000	857,213
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	130,000	166,734
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	270,000	287,655
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	317,663
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	570,000	681,179
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	330,000	343,893
		$3,730,849
Water & Sewer Utility Revenue - 15.7%
Charleston, SC, Waterworks & Sewer System Rev., Capital Improvement, 5%, 1/01/2035 (Prerefunded 1/01/2021)	$1,000,000	$1,046,500
Charleston, SC, Waterworks & Sewer System Rev., Capital Improvement, 5%, 1/01/2044	3,000,000	3,834,450
Columbia, SC, Stormwater System Rev. (City Improvements), 5%, 2/01/2038	755,000	932,168
Columbia, SC, Waterworks & Sewer System Rev., 4%, 2/01/2043	2,000,000	2,251,900
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2025 (Prerefunded 2/01/2021)	580,000	608,762
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2036	3,000,000	3,135,630
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	35,000	35,955
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 1/01/2024 (Prerefunded 1/01/2020)	1,000,000	1,009,250
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	90,000	103,078
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	315,000	325,212
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	462,484

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2030	$500,000	$601,855
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2035	500,000	592,870
Lexington, SC, Waterworks & Sewer Systems Rev., 4%, 6/01/2041	2,000,000	2,229,320
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 1/15/2039 (Prerefunded 1/15/2020)	2,000,000	2,021,420
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	50,000	57,201
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	60,000	68,244
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	34,189
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	70,000	79,421
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2036	1,000,000	1,223,960
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2037	1,000,000	1,220,240
North Charleston, SC, Sewer District, 5%, 7/01/2039	3,425,000	3,924,879
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2033	1,000,000	1,102,480
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2034	2,000,000	2,335,920
Spartanburg, SC, Water System Refunding & Improvement Rev., “B”, 5%, 6/01/2039	4,000,000	4,859,040
		$34,096,428
Total Municipal Bonds (Identified Cost, $200,516,038)		$211,725,925

Trust Units - 0.0%
Sales & Excise Tax Revenue - 0.0%
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (tax-exempt), 8/01/2041	889	$42
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	51,421	6,942
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	232,042	11,022
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (tax-exempt), 8/01/2043	75,887	3,605

Portfolio of Investments (unaudited) – continued

Trust Units - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (tax-exempt), 8/01/2044	227,662	$10,814
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/01/2045	7,960	1,075
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (tax-exempt), 8/01/2045	24,175	1,148
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/01/2046	130,934	17,676

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (tax-exempt), 8/01/2046	473,503	$22,491
Total Trust Units (Identified Cost, $358,028)		$74,815

Investment Companies (h) - 1.7%
Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $3,738,397)	3,738,451	$3,738,451

Other Assets, Less Liabilities - 1.0%		2,131,440
Net Assets - 100.0%		$217,670,631

Derivative Contracts at 9/30/19

Futures Contracts

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	11	$1,785,438	December - 2019	$38,459

At September 30, 2019, the fund had cash collateral of $33,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statements of Assets and Liabilities are comprised of cash collateral.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/19 (unaudited)

MFS TENNESSEE MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.3%

Issuer	Shares/Par	Value ($)
Airport Revenue - 5.3%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., 5%, 7/01/2037	$1,000,000	$1,208,170
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 7/01/2039	1,000,000	1,023,320
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 7/01/2025	1,000,000	1,063,460
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,100,000	1,269,950
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	680,000	727,178
		$5,292,078
General Obligations - General Purpose - 8.4%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$245,000	$251,809
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	195,000	198,929
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	90,000	91,292
Memphis, TN, General Improvement, 4%, 6/01/2041	1,000,000	1,102,610
Memphis, TN, General Improvement, “B”, 5%, 4/01/2031	1,000,000	1,143,790
Memphis, TN, General Improvement, “B”, 5%, 4/01/2034	1,025,000	1,166,184
Metropolitan Government of Nashville & Davidson County, TN, 5%, 7/01/2021	1,500,000	1,541,910
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 6/01/2034	1,000,000	1,055,160
Puerto Rico Public Buildings Authority Rev., ”M-2”, AAC, 10%, 7/01/2035	190,000	201,611
State of Tennessee, “A”, 5%, 10/01/2029 (Prerefunded 10/01/2021)	1,500,000	1,609,680
		$8,362,975
General Obligations - Schools - 2.7%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$25,000	$29,777
Williamson County, TN, School District, 5%, 4/01/2026	740,000	909,800
Wilson County, TN, Tenth Special School District, Limited Obligation, 4%, 4/01/2037	460,000	520,527
Wilson County, TN, Tenth Special School District, Limited Obligation, 4%, 4/01/2038	460,000	519,207
Wilson County, TN, Tenth Special School District, Limited Obligation, 4%, 4/01/2039	605,000	680,643
		$2,659,954

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - 22.5%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/2044	$1,000,000	$1,107,500
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	500,000	596,575
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	1,000,000	1,181,850
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	500,000	560,210
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	295,000	307,278
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	680,000	703,671
Greenville, TN, Health and Educational Facilities Board Hospital Rev. (Ballad Health), “A”, 4%, 7/01/2040	1,000,000	1,075,590
Jackson, TN, Hospital Refunding Rev. (Jackson- Madison County General Hospital), 4%, 4/01/2041	425,000	454,776
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 4/01/2028	1,500,000	1,763,265
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), “A”, 5%, 4/01/2041	1,000,000	1,200,030
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	790,000	815,651
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	265,000	273,803
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2033	1,000,000	1,189,770
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (East Tennessee Children’s Hospital), 5%, 11/15/2038	1,000,000	1,209,450
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	750,000	872,130
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2036	1,000,000	1,155,050
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	1,750,000	2,046,048

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 4%, 7/01/2047	$1,500,000	$1,634,175
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	60,000	62,249
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6%, 8/01/2030	25,000	25,861
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	100,000	113,325
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Credit Group), “C”, 5%, 11/15/2040	1,500,000	1,506,075
Shelby County, TN, Health, Educational & Housing Facility Board Rev. (Methodist Healthcare), “A”, 5%, 5/01/2035	1,500,000	1,811,220
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	420,000	450,685
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	170,000	171,037
		$22,287,274
Healthcare Revenue - Long Term Care - 2.5%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2047	$750,000	$789,983
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5%, 7/01/2037	1,000,000	1,055,770
Shelby County, TN, Health, Educational & Housing Facility Board, Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	579,920
		$2,425,673
Industrial Revenue - Other - 1.1%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$550,000	$754,699
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	310,000	357,098
		$1,111,797
Miscellaneous Revenue - Other - 5.6%
Memphis-Shelby County, TN, Sports Authority, Inc. Refunding Rev. (Memphis Arena Project), “B”, 5.375%, 11/01/2029	$2,500,000	$2,508,175
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/2023	1,205,000	1,368,109

Issuer	Shares/Par	Value ($)
Miscellaneous Revenue - Other - continued
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	$605,000	$618,854
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	980,000	1,066,593
		$5,561,731
Sales & Excise Tax Revenue - 4.3%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$780,000	$894,855
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	480,000	495,864
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	300,000	316,848
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	725,000	821,033
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	23,000	23,714
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	385,000	399,438
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	332,000	350,001
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	226,000	229,385
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,020
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	39,000	40,466
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	76,000	76,948
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	3,000	2,618
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	41,000	32,628
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,195
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	380,000	261,448
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	363,000	228,516
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	167,000	44,285

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	$215,000	$41,676
		$4,265,938
Secondary Schools - 0.4%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049	$250,000	$268,052
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	130,000	142,331
		$410,383
Single Family Housing - State - 3.8%
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 3.75%, 7/01/2039	$1,500,000	$1,632,960
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 3.85%, 7/01/2043	990,000	1,055,716
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 3.75%, 1/01/2050	1,000,000	1,095,650
		$3,784,326
State & Local Agencies - 4.5%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2024 (Prerefunded 10/01/2020)	$1,000,000	$1,036,740
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.18% (LIBOR - 3mo. + 0.75%), 6/01/2037	795,000	731,965
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	385,000	463,220
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	335,000	365,324
State Public School Building Authority, PA, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	665,000	787,832
Tennessee School Board Authority, Higher Education Facilities Second Program, “A”, 5%, 11/01/2043	1,000,000	1,097,940
		$4,483,021
Tax - Other - 3.8%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$495,000	$580,749
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	150,000	151,018
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	50,000	50,360
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	105,000	119,866

Issuer	Shares/Par	Value ($)
Tax - Other - continued
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	$60,000	$68,337
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	175,000	196,170
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2028	240,000	290,337
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	140,000	171,755
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2030	100,000	122,100
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	400,000	438,200
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	100,000	111,168
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	230,000	235,249
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	260,000	280,634
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	25,000	27,237
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	415,000	455,886
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	380,000	419,835
		$3,718,901
Tax Assessment - 0.6%
Nashville, TN, Metropolitan Development and Housing Agency Rev. (Fifth + Broadway Development), 5.125%, 6/01/2036	$500,000	$552,770

Tobacco - 0.6%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$200,000	$215,280
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/2031	420,000	420,920
		$636,200
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$165,000	$182,815
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	320,000	348,259
		$531,074
Transportation - Special Tax - 4.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	$745,000	$850,373
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	280,000	315,440

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	$15,000	$15,355
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	765,000	832,213
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	270,000	292,016
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	665,000	741,408
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	45,000	49,251
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	70,000	75,967
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	90,000	97,530
Illinois Regional Transportation Authority, “A”, NATL, 6%, 7/01/2031	355,000	483,553
Metropolitan Transportation Authority Rev., NY, Green Transportation Rev., Bidding Group 1 (Climate Bond Certified), “C”, BAM, 5%, 11/15/2043	710,000	879,676
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	200,000	238,026
		$4,870,808
Universities - Colleges - 9.0%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 10/01/2039	$500,000	$501,675
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	250,000	258,620
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/2030	375,000	410,138
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	1,152,050
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 4%, 10/01/2049	1,000,000	1,080,760
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2039	200,000	232,130

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2048	$1,800,000	$2,063,520
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	120,000	127,123
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	15,000	14,981
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 4%, 8/01/2035	605,000	688,345
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 4%, 8/01/2040	1,120,000	1,251,622
Shelby County, TN, Health, Educational & Housing Facility Board, Educational Facilities Rev. (Rhodes College), 5.5%, 8/01/2040 (Prerefunded 8/01/2021)	1,000,000	1,073,260
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	15,000	15,336
		$8,869,560
Universities - Dormitories - 0.6%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	$500,000	$559,505

Utilities - Municipal Owned - 6.0%
Citizens Gas Utility District, TN, Gas Rev. Unrefunded, 5%, 5/01/2035	$420,000	$421,046
Clarksville, TN, Electric System Rev., “A”, 5%, 9/01/2034 (Prerefunded 9/01/2020)	1,250,000	1,292,687
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	300,000	312,444
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	470,000	489,496
Memphis, TN, Electric Systems Rev., 5%, 12/01/2034	1,000,000	1,156,300
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “A”, 5%, 5/15/2037	1,000,000	1,219,240
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	250,000	199,375
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	40,000	31,900
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	70,000	56,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	90,000	71,775
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	165,000	131,587
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	31,900
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	130,000	103,675

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	$65,000	$70,439
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	230,000	249,605
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	10,000	10,824
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	65,000	50,619
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	70,000	56,000
		$5,954,912
Utilities - Other - 2.0%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	$70,000	$92,302
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	225,000	239,713
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	115,000	125,970
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	85,000	95,581
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,200,000	1,434,060
		$1,987,626
Water & Sewer Utility Revenue - 8.2%
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2029 (Prerefunded 2/01/2023)	$1,000,000	$1,120,550
Clarksville, TN, Water, Sewer & Gas Rev., 4%, 2/01/2038	500,000	565,470
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	65,000	74,445
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	110,000	128,123
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	135,000	156,748
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	380,000	438,414
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	338,403
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., 5%, 7/01/2032	2,000,000	2,253,340
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	30,000	34,321
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	35,000	39,809
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	22,792

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	$45,000	$51,056
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	65,000	77,126
South Blount County, TN, Utility District Waterworks and Improvement Refunding Rev., AGM, 5%, 12/01/2033	1,460,000	1,468,833
South Blount County, TN, Utility District Waterworks Rev., Prerefunded & Improvement, AGM, 5%, 12/01/2033 (Prerefunded 12/01/2019)	680,000	684,060
Wilson County, TN, West Wilson Utility District Waterworks Rev., 5%, 6/01/2030	550,000	653,460
		$8,106,950
Total Municipal Bonds (Identified Cost, $91,094,787)		$96,433,456

Trust Units - 0.1%
Sales & Excise Tax Revenue - 0.1%
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (tax-exempt), 8/01/2041	466	$22
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	30,385	4,102
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	132,084	6,274
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (tax-exempt), 8/01/2043	39,811	1,891
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (tax-exempt), 8/01/2044	119,432	5,673
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/01/2045	4,644	627
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (tax-exempt), 8/01/2045	14,102	670
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/01/2046	79,001	10,665
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (tax-exempt), 8/01/2046	279,741	13,288
Total Trust Units (Identified Cost, $206,956)		$43,212

Investment Companies (h) - 0.4%
Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $403,838)	403,842	$403,842

Other Assets, Less Liabilities - 2.2%		2,219,488
Net Assets - 100.0%		$99,099,998

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/19

Futures Contracts

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	6	$973,875	December - 2019	$20,978

At September 30, 2019, the fund had cash collateral of $18,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statements of Assets and Liabilities are comprised of cash collateral.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/19 (unaudited)

MFS VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.1%

Issuer	Shares/Par	Value ($)
Airport Revenue - 3.2%
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$510,000	$594,966
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	695,000	732,676
Chicago, IL, O’Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	160,000	168,091
Metropolitan Washington, DC, Airport Authority Refunding Rev., “A”, 5%, 10/01/2037	1,000,000	1,220,530
Metropolitan Washington, DC, Airport Authority Refunding Rev., “A”, 5%, 10/01/2038	1,000,000	1,217,700
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/2027	980,000	1,161,653
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/2028	1,000,000	1,182,860
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2023	2,000,000	2,125,120
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2024	1,000,000	1,061,130
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,160,000	1,342,329
		$10,807,055
General Obligations - General Purpose - 10.1%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$775,000	$796,537
Chesapeake, VA, “B”, 5%, 6/01/2023	1,930,000	2,047,633
Chesterfield County, VA, Public Improvement, “A”, 4%, 1/01/2036	1,570,000	1,806,678
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 9/01/2037	1,000,000	1,243,690
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	790,000	805,919
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	240,000	243,446
Fairfax County, VA, Public Improvement, “A”, 4%, 10/01/2034	3,000,000	3,492,060
Fairfax County, VA, Public Improvement, “A”, 5%, 10/01/2037	2,000,000	2,567,360
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	925,000	931,068
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	110,000	110,749
Loudoun County, VA, General Obligation Public Improvement, “A”, 5%, 12/01/2022	3,000,000	3,353,550
Lynchburg, VA, Public Improvement, 5%, 12/01/2023	1,000,000	1,042,870

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
Lynchburg, VA, Public Improvement, 5%, 6/01/2026	$1,000,000	$1,162,480
Newport News, VA, General Obligation Improvement, “A”, 4%, 2/01/2038	1,425,000	1,648,597
Norfolk, VA, General Obligation Capital Improvement, 5%, 8/01/2043	2,615,000	3,391,838
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/2032 (Prerefunded 2/01/2023)	440,000	492,276
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/2032	60,000	66,621
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	170,000	180,389
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AAC, 5.45%, 7/01/2030	380,000	389,804
Richmond, VA, Public Improvement, “A”, 5%, 3/01/2028 (Prerefunded 3/01/2023)	220,000	247,564
Richmond, VA, Public Improvement, “D”, 5%, 3/01/2032	800,000	1,102,520
Richmond, VA, Public Improvement, “D”, 5%, 3/01/2033	1,000,000	1,395,540
Suffolk, VA, General Obligation, 5%, 12/01/2022	2,480,000	2,766,539
Virginia Beach, VA, Public Improvement, “B”, 5%, 4/01/2022	2,000,000	2,184,400
		$33,470,128
General Obligations - Schools - 0.5%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$70,000	$83,377
Grossmont, CA, Union High School District, “B-2”, 4%, 8/01/2043	1,405,000	1,587,790
		$1,671,167
Healthcare Revenue - Hospitals - 12.5%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	$40,000	$43,296
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	30,000	35,795
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	15,000	17,728
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2033	2,000,000	2,522,640
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2034	1,475,000	1,854,665
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	175,000	189,418

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	$140,000	$150,431
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	2,000,000	2,221,940
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2044	2,000,000	2,252,000
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 4%, 5/15/2048	4,000,000	4,428,120
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2031	750,000	860,708
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2033	1,000,000	1,141,230
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 11/01/2042	1,705,000	1,776,439
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 8/15/2020	410,000	427,154
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	375,000	385,665
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	395,000	404,599
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), “A”, 5%, 1/01/2047	3,000,000	3,506,280
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 11/01/2036	2,875,000	3,144,761
Norfolk, VA, Economic Development Authority Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	3,000,000	3,334,500
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), 5%, 7/01/2033	2,385,000	2,444,029
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, 5%, 7/01/2038 (Prerefunded 7/01/2020)	45,000	46,223
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, AGM, 5%, 7/01/2038	2,955,000	3,017,439
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 11/01/2040	4,000,000	4,078,920
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	716,472

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2030	$400,000	$475,556
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2044	2,000,000	2,197,980
		$41,673,988
Healthcare Revenue - Long Term Care - 3.3%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 1/01/2042	$1,000,000	$1,043,110
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2030	1,000,000	1,145,760
Fairfax County, VA, Economic Development Authority Residential Care Facilities Rev. (Goodwin House, Inc.), 5%, 10/01/2036	1,000,000	1,124,680
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Lifespire of Virginia.), “C”, 5%, 12/01/2037	765,000	867,326
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2024	395,000	424,514
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2025	385,000	412,835
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	200,800	17,570
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), 4%, 1/01/2037	1,000,000	1,048,040
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), “A”, 5%, 1/01/2042	1,000,000	1,081,790
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	1,128,300
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	1,000,000	1,104,600
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	140,000	148,315
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	265,000	281,091

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), Unrefunded Balance, 7%, 11/01/2030	$15,000	$15,418
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), “C”, 5%, 6/01/2042	1,000,000	1,091,720
		$10,935,069
Industrial Revenue - Environmental Services - 0.3%
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038)	$1,000,000	$1,066,680

Industrial Revenue - Other - 1.6%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$3,010,000	$4,130,262
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	465,000	519,410
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	635,000	731,475
		$5,381,147
Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$100,000	$116,630
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	130,000	152,589
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	1,683,272	168
		$269,387
Miscellaneous Revenue - Other - 0.9%
Loudon County, VA, Economic Development Authority Rev. (Howard Hughes Medical Institute), Capital Appreciation, “A”, 0%, 7/01/2049	$7,500,000	$2,891,400
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	80,000	84,444
		$2,975,844
Multi-Family Housing Revenue - 3.7%
Virginia Housing Development Authority Rev., Rental Housing, “A”, 3.8%, 9/01/2044	$2,000,000	$2,163,680
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 6/01/2045	3,050,000	3,068,452
Virginia Housing Development Authority Rev., Rental Housing, “D”, 3.7%, 10/01/2038	3,000,000	3,246,630
Virginia Housing Development Authority
Rev., Rental Housing, “F”, 5.1%, 1/01/2041	3,770,000	3,866,512
		$12,345,274

Issuer	Shares/Par	Value ($)
Port Revenue - 1.1%
Virginia Port Authority Facilities Rev, “A”, 5%, 7/01/2031 (Prerefunded 7/01/2025)	$3,000,000	$3,585,180

Sales & Excise Tax Revenue - 2.8%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$2,095,000	$2,403,489
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	1,320,000	1,358,518
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	77,000	79,392
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	1,211,000	1,256,412
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	1,007,000	1,061,600
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	717,000	727,741
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	6,000	6,120
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	122,000	126,586
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	251,000	254,132
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	13,000	11,344
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	135,000	107,433
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	26,000	19,296
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,212,000	833,880
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,160,000	730,243
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	556,000	147,440
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	695,000	134,719
		$9,258,345
Secondary Schools - 0.7%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 1/01/2040 (Prerefunded 1/01/2020)	$1,900,000	$1,917,100

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Secondary Schools - continued
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056	$325,000	$346,031
		$2,263,131
State & Local Agencies - 12.6%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$1,555,000	$1,734,774
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.18% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,955,000	1,799,988
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2033	500,000	582,950
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2034	1,000,000	1,164,210
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2035	1,250,000	1,528,425
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2036	1,000,000	1,218,340
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2037	750,000	910,613
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2039	3,265,000	4,036,062
Henry County, VA, Industrial Development Authority, Public Facility Leave Rev., 4%, 11/01/2045	3,000,000	3,308,610
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/2035 (Prerefunded 7/15/2020)	1,000,000	1,035,890
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	1,165,000	1,401,693
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,843,083
Powhatan County, VA, 5%, 1/15/2032	2,500,000	2,525,025
Virginia College Building Authority, Educational Facilities Rev., 5%, 2/01/2023	2,140,000	2,398,362
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 9/01/2027	3,000,000	3,205,620
Virginia Public Building Authority Facilities Rev., “A”, 4%, 8/01/2039	4,500,000	5,194,305
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 8/01/2021	1,000,000	1,050,350
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/2030 (Prerefunded 8/01/2020)	1,000,000	1,031,040
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Financing Program), “C”, 4%, 11/01/2036	3,450,000	4,030,428
		$41,999,768

Issuer	Shares/Par	Value ($)
Tax - Other - 2.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$365,000	$367,478
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	120,000	120,864
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2028	800,000	967,792
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	465,000	570,471
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2030	335,000	409,035
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	375,000	383,557
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	700,000	755,552
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	85,000	92,606
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	2,030,000	2,229,996
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	990,000	1,093,782
		$6,991,133
Tax Assessment - 0.7%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$750,000	$811,845
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045	1,000,000	1,106,980
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035	500,000	527,475
		$2,446,300
Tobacco - 1.3%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.75%, 6/01/2034	$275,000	$275,404
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	1,110,000	1,117,382
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,230,000	1,262,681
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,575,000	1,695,330
		$4,350,797
Toll Roads - 3.8%
Chesapeake Bay Bridge & Tunnel District First Tier General Resolution Rev., 5%, 7/01/2051	$3,000,000	$3,442,050
Metropolitan Washington, DC, Airports Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/2053	2,000,000	2,142,600
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC Project), 5%, 7/01/2049	1,500,000	1,594,605

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Toll Roads - continued
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 7/01/2034	$2,500,000	$2,677,075
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	465,000	515,206
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	905,000	984,921
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2049	1,000,000	1,150,640
		$12,507,097
Transportation - Special Tax - 9.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	$50,000	$51,185
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,840,000	2,001,662
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	1,540,000	1,727,018
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	1,995,000	2,157,672
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,715,000	1,912,054
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	685,000	743,389
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	570,000	617,692
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 4%, 5/15/2042	3,000,000	3,345,210
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, “A”, 4%, 5/15/2035	2,750,000	3,165,992
Illinois Regional Transportation Authority, “A”, NATL, 6%, 7/01/2031	1,175,000	1,600,491
Metropolitan Transportation Authority Rev., NY, Green Transportation Rev., Bidding Group 1 (Climate Bond Certified), “C”, BAM, 5%, 11/15/2043	2,325,000	2,880,629
Virginia Port Authority Rev., 5%, 7/01/2030	1,000,000	1,184,640
Virginia Port Authority Rev., 5%, 7/01/2031	500,000	591,135
Virginia Port Authority, Port Fund Rev., 5%, 7/01/2032 (Prerefunded 7/01/2020)	1,200,000	1,233,528
Washington, DC, Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	1,560,000	1,902,732
Washington, DC, Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	1,560,000	1,898,161
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “B”, 5%, 7/01/2042	3,860,000	4,654,928
		$31,668,118

Issuer	Shares/Par	Value ($)
Universities - Colleges - 11.2%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$1,585,000	$1,585,539
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 11/01/2037	745,000	856,929
Commonwealth of Virginia, University General Pledge Refunding Rev., “A”, 4%, 5/01/2048	2,475,000	2,795,339
Lexington, VA, Industrial Development Authority Educational Facilities Rev. (Washington and Lee Universities), “A”, 5%, 1/01/2043	1,000,000	1,225,670
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2030	615,000	631,470
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 9/01/2034 (Prerefunded 9/01/2021)	1,000,000	1,078,530
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	445,000	445,561
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	230,000	232,300
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	680,965
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2034	1,000,000	1,206,890
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2043	2,000,000	2,355,140
University of Virginia, General Rev. Pledge Refunding, 5%, 9/01/2025	3,760,000	4,027,261
University of Virginia, General Rev. Pledge Refunding, “A”, 5%, 6/01/2043	685,000	776,968
University of Virginia, General Rev. Pledge Refunding, “B”, 5%, 4/01/2046	2,500,000	3,042,775
University of Virginia, Rector and Visitors General Pledge Rev. (Multi-Year Capital Project), “A”, 4%, 8/01/2048	2,000,000	2,251,760
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035	1,000,000	1,088,290
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035	1,000,000	1,101,270
Virginia College Building Authority, Educational Facilities Rev. (Randolph-Macon College), 4%, 1/15/2041	1,600,000	1,746,416
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 3/01/2021	2,115,000	2,225,784

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 4/01/2037	$2,180,000	$2,185,232
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 1/01/2031	1,000,000	1,307,470
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), “A”, 5%, 1/01/2040	1,000,000	1,156,530
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	2,932,075
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 4/01/2033	500,000	508,355
		$37,444,519
Utilities - Municipal Owned - 3.9%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$785,000	$817,562
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040 (Prerefunded 10/01/2020)	1,250,000	1,301,850
Puerto Rico Electric Power Authority Rev.,
“A”, 5%, 7/01/2029 (a)(d)	805,000	641,987
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	130,000	103,675
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	225,000	180,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	280,000	223,300
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	535,000	426,663
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	60,000	60,010
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	315,000	315,076
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	5,000	5,082
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	25,000	25,496
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	30,000	30,078
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	140,000	111,650
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	430,000	342,925
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	185,000	185,405
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	340,000	369,736
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	55,000	59,688
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	35,000	37,883
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	205,000	159,644
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	225,000	180,000

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2027	$2,555,000	$2,855,979
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2035	2,000,000	2,387,700
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2038	2,000,000	2,228,720
		$13,050,109
Utilities - Other - 0.8%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$555,000	$591,291
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	317,663
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	215,000	247,631
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,140,000	1,362,357
		$2,518,942
Water & Sewer Utility Revenue - 10.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$105,000	$107,864
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	265,000	273,075
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2028	1,000,000	1,090,130
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	3,000,000	3,653,280
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	60,000	61,469
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	175,000	184,919
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	295,000	343,601
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	375,000	435,413
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,045,000	1,205,637
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	620,000	640,100
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 5%, 10/01/2035	660,000	839,744
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2037	1,350,000	1,534,126
Hampton Roads, VA, Sanitation District Wastewater Rev., “A”, 4%, 10/01/2038	1,265,000	1,434,434
Henrico County, VA, Water and Sewer System Rev. , 4%, 5/01/2046	1,435,000	1,625,984
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	80,000	91,522

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	$100,000	$113,740
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	50,000	56,981
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	110,000	124,804
Norfolk, VA, Water Rev., 5%, 11/01/2028 (Prerefunded 5/01/2022)	985,000	1,079,028
Norfolk, VA, Water Rev., 5%, 11/01/2028	15,000	16,348
Virginia Beach, VA, Water & Sewer System Rev., 5%, 10/01/2022	1,310,000	1,455,279
Virginia Resources Authority, Infrastructure Rev. (St. Moral, VA), 5%, 11/01/2040 (Prerefunded 11/01/2020)	1,240,000	1,290,009
Virginia Resources Authority, Infrastructure Rev. (St. Moral, VA), 5%, 11/01/2040	160,000	165,912
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/2025 (Prerefunded 11/01/2021)	305,000	328,217
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025 (Prerefunded 11/01/2021) (u)	565,000	608,008
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025 (u)	680,000	736,039
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027 (Prerefunded 11/01/2021) (u)	4,055,000	4,363,667
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027 (u)	1,700,000	1,836,425
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028 (Prerefunded 11/01/2021) (u)	1,720,000	1,847,246
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028 (u)	1,280,000	1,380,518
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	1,290,000	1,396,309
Virginia Resources Authority, Water & Sewer Systems Rev. (Tukahoe Creek Project), Capital Appreciation, 0%, 11/01/2033	2,245,000	1,378,206

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Virginia Resources Authority, Water & Sewer Systems Rev. (Tukahoe Creek Project), Capital Appreciation, 0%, 11/01/2034	$2,250,000	$1,315,305
Virginia Resources Authority, Water & Sewer Systems Rev. (Tukahoe Creek Project), Capital Appreciation, 0%, 11/01/2035	1,950,000	1,084,025
Virginia Resources Authority, Water & Sewer Systems Rev. (Tukahoe Creek Project), Capital Appreciation, 0%, 11/01/2036	1,250,000	659,900
		$34,757,264
Total Municipal Bonds (Identified Cost, $306,239,643)		$323,436,442

Trust Units - 0.0%
Sales & Excise Tax Revenue - 0.0%
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (tax-exempt), 8/01/2041	1,477	$70
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	81,806	11,044
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	374,613	17,794
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (tax-exempt), 8/01/2043	126,185	5,994
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (tax-exempt), 8/01/2044	378,555	17,982
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/01/2045	12,936	1,746
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (tax-exempt), 8/01/2045	39,284	1,866
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/01/2046	204,585	27,619
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (tax-exempt), 8/01/2046	747,497	35,506
Total Trust Units (Identified Cost, $568,311)		$119,621

Investment Companies (h) - 2.3%
Money Market Funds - 2.3%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $7,645,721)	7,645,759	$7,645,759

Other Assets, Less Liabilities - 0.6%		1,976,182
Net Assets - 100.0%		$333,178,004

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/19

Futures Contracts

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	22	$3,570,875	December - 2019	$76,919

At September 30, 2019, the fund had cash collateral of $66,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statements of Assets and Liabilities are comprised of cash collateral.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/19 (unaudited)

MFS WEST VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.6%

Issuer	Shares/Par	Value ($)
Airport Revenue - 1.3%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$155,000	$169,350
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	110,000	117,370
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	745,000	796,688
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	60,000	68,016
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	70,000	79,939
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	55,000	62,090
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	85,000	95,474
		$1,388,927
General Obligations - General Purpose - 7.8%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$260,000	$267,225
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	95,000	96,364
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	35,000	35,230
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	45,000	45,306
State of West Virginia, 4%, 6/01/2022	1,750,000	1,782,638
State of West Virginia, 4%, 6/01/2023	2,000,000	2,036,240
State of West Virginia, General Obligation Road Bonds, “B”, 4%, 12/01/2042	1,000,000	1,120,810
State of West Virginia, General Obligation Road Bonds, “B”, 4%, 6/01/2043	2,825,000	3,163,633
		$8,547,446
General Obligations - Schools - 6.5%
Hancock County, WV, Board of Education, 4.5%, 5/01/2032	$1,405,000	$1,469,194
Monongalia County, WV, Board of Education, 5%, 5/01/2031	2,000,000	2,182,820
Putnam County, WV, Board of Education, 4%, 5/01/2020	2,500,000	2,539,625
Putnam County, WV, Board of Education, 4%, 5/01/2025	1,000,000	1,015,500
		$7,207,139
Healthcare Revenue - Hospitals - 18.4%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$190,000	$204,605

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	$725,000	$750,237
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	450,000	462,082
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 5.75%, 6/01/2025 (Prerefunded 6/01/2020)	340,000	349,663
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	410,000	423,313
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	290,000	299,634
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 7/01/2041	1,100,000	1,185,855
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	1,000,000	1,123,260
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	780,000	836,987
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	1,500,000	1,822,350
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), “A”, 4.125%, 1/01/2047	1,000,000	1,071,490
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2028	1,000,000	1,140,730
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 9/01/2023	1,250,000	1,395,275
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038 (a)(d)	500,000	315,000
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,089,730
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,123,040
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 4%, 6/01/2035	1,500,000	1,651,245
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 5.5%, 6/01/2044	1,460,000	1,623,827

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	$2,000,000	$2,194,240
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5%, 6/01/2042	1,000,000	1,176,170
		$20,238,733
Industrial Revenue - Other - 0.9%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$420,000	$576,316
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	325,000	374,377
		$950,693
Miscellaneous Revenue - Other - 9.1%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	$605,000	$619,048
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	140,000	153,280
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	215,000	234,642
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	580,000	641,028
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	545,000	593,156
West Virginia Economic Development Authority, Excess Lottery Rev., “A”, 5%, 7/01/2038	1,000,000	1,222,640
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 6/15/2040 (Prerefunded 6/15/2020)	2,475,000	2,539,152
West Virginia School Building Authority, “A”, 3%, 7/01/2033	2,000,000	2,093,960
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 7/01/2030	1,000,000	1,026,110
West Virginia, Higher Education Policy Commission Rev. (Community & Technology- Capital Improvement), “A”, 5%, 7/01/2036	750,000	905,663
		$10,028,679
Sales & Excise Tax Revenue - 4.9%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$825,000	$946,481
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	335,000	353,814
Guam Government Business Privilege Tax Rev., “A”, 5.125%, 1/01/2042	790,000	827,691
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2031	500,000	673,685

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Ohio County, WV, Commission Special District Excise Tax Improvement Refunding Rev. (Fort Henry Economic Opportunity Development District - The Highlands Project), “B”, 2.75%, 3/01/2041	$750,000	$750,345
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	25,000	25,777
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	408,000	423,300
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	346,000	364,760
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	238,000	241,565
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,020
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	39,000	40,466
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	83,000	84,036
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	3,000	2,618
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	45,000	35,811
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,195
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	412,000	283,464
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	396,000	249,290
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	186,000	49,323
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	233,000	45,165
		$5,403,806
Single Family Housing - State - 2.3%
West Virginia Housing Development Fund, “A”, 3.8%, 11/01/2024	$30,000	$30,038
West Virginia Housing Development Fund, “A”, 3.875%, 11/01/2044	1,500,000	1,616,070
West Virginia Housing Development Fund, “A”, FHA, 3.9%, 11/01/2048	800,000	852,248
		$2,498,356

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - 6.8%
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	$400,000	$481,268
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 5/01/2033	1,000,000	1,001,560
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), 5%, 6/01/2022	1,000,000	1,056,180
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, 5%, 6/01/2029	2,000,000	2,181,160
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/2025	570,000	571,864
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/2030	1,355,000	1,359,431
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	795,000	796,955
		$7,448,418
Tax - Other - 3.2%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$535,000	$627,678
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	160,000	161,087
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	55,000	55,396
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	945,000	966,565
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	95,000	104,359
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	430,000	475,077
Virgin Islands Public Finance Authority Rev. (Gross Receipts), AGM, 5%, 10/01/2032	1,000,000	1,088,080
		$3,478,242
Tax Assessment - 1.3%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/2033	$455,000	$455,136
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4%, 6/01/2034	1,000,000	1,023,580
		$1,478,716
Tobacco - 0.6%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$620,000	$667,368

Toll Roads - 1.3%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$155,000	$182,495

Issuer	Shares/Par	Value ($)
Toll Roads - continued
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	$120,000	$139,679
West Virginia Parkways Authority, Turnpike Toll Rev., 4%, 6/01/2047	1,000,000	1,107,920
		$1,430,094
Transportation - Special Tax - 3.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$575,000	$583,838
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	755,000	821,334
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	225,000	252,324
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	340,000	367,723
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	760,000	847,324
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	115,000	124,803
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	220,000	261,829
		$3,259,175
Universities - Colleges - 14.6%
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/2032	$4,035,000	$4,265,802
Marshall University, WV, University Rev., 5%, 5/01/2030	2,000,000	2,039,580
Marshall University, WV, University Rev., 5%, 5/01/2041	1,000,000	1,054,200
New York Dormitory Authority Rev. (New York University), “1”, AAC, 5.5%, 7/01/2040	555,000	808,879
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza), “A”, NATL, 5%, 7/01/2021	1,270,000	1,275,957
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	10,000	9,987
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	110,000	115,245
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), “A”, 5%, 10/01/2049	1,000,000	1,232,240

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
West Virginia University, University Systems Rev., “A”, NATL, 5.5%, 4/01/2020	$1,700,000	$1,735,190
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 4/01/2028	3,035,000	3,597,780
		$16,134,860
Utilities - Investor Owned - 0.4%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$470,000	$483,804

Utilities - Municipal Owned - 1.6%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030 (Prerefunded 10/01/2020)	$325,000	$338,481
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	435,000	497,701
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	275,000	219,312
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	45,000	35,888
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	75,000	60,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	95,000	75,762
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	180,000	143,550
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	50,000	39,875
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	145,000	115,637
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	135,000	146,807
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	10,000	10,824
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	70,000	54,513
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	75,000	60,000
		$1,798,350
Utilities - Other - 1.6%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$615,000	$966,503
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	245,000	261,020
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	125,000	136,924
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	290,000	302,209
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	70,000	76,289
		$1,742,945
Water & Sewer Utility Revenue - 13.0%
Berkeley County, WV, Public Service Sewer District, “A”, BAM, 5%, 6/01/2036	$1,700,000	$2,007,173
Fairmont, WV, Waterworks Rev., AAC, 5.25%, 7/01/2022	200,000	211,664

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$40,000	$45,813
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	515,000	531,696
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	180,000	203,042
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	20,000	22,433
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	20,000	22,131
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	35,000	40,041
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	40,000	45,496
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	22,792
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	50,000	56,729
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	75,000	88,991
Morgantown, WV, Combined Utility System Rev., “A”, AGM, 5%, 12/01/2041	1,000,000	1,179,380
Morgantown, WV, Combined Utility System Rev., “B”, BAM, 5%, 12/01/2043	2,000,000	2,421,040
Ogden City, Utah, Sewer and Water Rev., 3%, 6/15/2041	620,000	635,940
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	1,475,000	1,775,310
West Virginia Water Development Authority Rev. (Loan Program IV), “A-IV”, 5%, 11/01/2038	500,000	613,100
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2038	3,000,000	3,331,350
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2043	1,000,000	1,108,620
		$14,362,741
Total Municipal Bonds (Identified Cost, $102,518,801)		$108,548,492

Portfolio of Investments (unaudited) – continued

Trust Units - 0.0%

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - 0.0%
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (tax-exempt), 8/01/2041	504	$24
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	19,088	2,577
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	101,069	4,801
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (tax-exempt), 8/01/2043	43,102	2,047
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (tax-exempt), 8/01/2044	129,307	6,142
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/01/2045	4,312	582
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (tax-exempt), 8/01/2045	13,095	622

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/01/2046	84,667	$11,430
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (tax-exempt), 8/01/2046	300,078	14,254
Total Trust Units (Identified Cost, $205,015)		$42,479

Investment Companies (h) - 0.0%
Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $1,954)	1,954	$1,954

Other Assets, Less Liabilities - 1.4%		1,554,999
Net Assets - 100.0%		$110,147,924

Derivative Contracts at 9/30/19

Futures Contracts

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	7	$1,136,188	December - 2019	$4,131

At September 30, 2019, the fund had cash collateral of $21,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statements of Assets and Liabilities are comprised of cash collateral.

Portfolio Footnotes:

(a)	Non-income producing security.
(d)	In default.
(h)

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:

	Affiliated Issuers	Unaffiliated Issuers
Mississippi Fund	$908,937	$93,169,881
New York Fund	2,982,386	272,768,279
North Carolina Fund	6,619,002	447,943,683
Pennsylvania Fund	2,336,194	149,300,729
South Carolina Fund	3,738,451	211,800,740
Tennessee Fund	403,842	96,476,668
Virginia Fund	7,645,759	323,556,063
West Virginia Fund	1,954	108,590,971

(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)	When-issued security.

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/19 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund

Assets
Investments in unaffiliated issuers, at value (identified cost, $87,387,273, $256,136,550, $422,651,388, and $139,446,330, respectively)	$93,169,881	$272,768,279	$447,943,683	$149,300,729
Investments in affiliated issuers, at value (identified cost, $908,937, $2,982,301, $6,618,945, and $2,336,195, respectively)	908,937	2,982,386	6,619,002	2,336,194
Cash	8,400	24,150	39,899	12,762
Deposits with brokers for futures contracts	—	87,000	165,000	30,000
Receivables for

Net daily variation margin on open futures contracts	—	910	1,727	315

Investments sold on an extended settlement basis	—	2,067,836	—	—

Investments sold	1,979,728	36,197	8,063,887	75,684

Fund shares sold	149,918	487,684	517,844	272,262

Interest	1,074,314	3,068,683	6,131,094	1,909,260
Other assets	718	2,299	2,450	1,191
Total assets	$97,291,896	$281,525,424	$469,484,586	$153,938,397

Liabilities

Payables for

Distributions	$20,301	$80,764	$94,454	$61,550

Investments purchased on an extended settlement basis	—	2,000,000	7,425,241	—

Investments purchased	2,458,620	24,149	39,899	13,650

Fund shares reacquired	199,912	568,380	540,083	165,274

Payable to affiliates

Investment adviser	4,560	13,450	22,232	7,396

Administrative services fee	256	525	790	342

Shareholder servicing costs	28,356	78,387	165,084	49,262

Distribution and service fees	831	5,633	10,250	1,375

Payable for independent Trustees’ compensation	1,053	1,334	3,058	1,051
Accrued expenses and other liabilities	28,783	37,145	48,533	36,026
Total liabilities	$2,742,672	$2,809,767	$8,349,624	$335,926
Net assets	$94,549,224	$278,715,657	$461,134,962	$153,602,471

Net assets consist of
Paid-in capital	$91,580,350	$264,620,650	$447,237,269	$146,418,344
Total distributable earnings (loss)	2,968,874	14,095,007	13,897,693	7,184,127
Net assets	$94,549,224	$278,715,657	$461,134,962	$153,602,471

Statements of Assets and Liabilities (unaudited) – continued

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund

Net assets

Class A	$83,146,937	$177,674,541	$322,473,927	$115,910,829

Class B	636,060	2,653,985	1,105,001	2,077,526

Class C	—	17,687,722	42,580,301	—

Class I	9,595,252	77,920,462	73,677,675	23,318,462
Class R6	1,170,975	2,778,947	21,298,058	12,295,654
Total net assets	$94,549,224	$278,715,657	$461,134,962	$153,602,471

Shares of beneficial interest outstanding

Class A	8,455,258	15,734,028	27,223,574	11,018,523

Class B	64,594	235,623	93,402	196,994

Class C	—	1,568,237	3,596,672	—

Class I	977,268	7,801,618	7,461,350	2,327,093
Class R6	119,266	278,288	2,156,975	1,226,528
Total shares of beneficial interest outstanding	9,616,386	25,617,794	40,531,973	14,769,138

Class A shares

Net asset value per share
(net assets / shares of beneficial interest outstanding)	$9.83	$11.29	$11.85	$10.52
Offering price per share (100 / 95.75 × net asset value per share)	$10.27	$11.79	$12.38	$10.99

Class B shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$9.85	$11.26	$11.83	$10.55

Class C shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$—	$11.28	$11.84	$—

Class I shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.82	$9.99	$9.87	$10.02

Class R6 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.82	$9.99	$9.87	$10.02

On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/19	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund

Assets
Investments in unaffiliated issuers, at value (identified cost, $200,874,066, $91,301,743, $306,807,954, and $102,723,816, respectively)	$211,800,740	$96,476,668	$323,556,063	$108,590,971

Investments in affiliated issuers, at value (identified cost, $3,738,397, $403,838, $7,645,721, and $1,954, respectively)	3,738,451	403,842	7,645,759	1,954

Cash	8,262	9,262	28,349	180,897

Deposits with brokers for futures contracts	33,000	18,000	66,000	21,000

Receivables for

Net daily variation margin on open futures contracts	347	189	685	—

Investments sold	2,922,073	1,073,516	5,218,378	—

Fund shares sold	414,749	55,681	1,892,135	63,859

Interest	2,696,072	1,265,723	4,047,346	1,500,530

Receivable from investment adviser	—	4,889	—	2,940
Other assets	1,225	435	2,357	1,143
Total assets	$221,614,919	$99,308,205	$342,457,072	$110,363,294

Liabilities

Payables for

Distributions	$27,338	$20,234	$93,455	$16,842

Investments purchased on an extended settlement basis	3,576,390	—	—	—

Investments purchased	19,949	9,450	3,525,809	10,500

Interest expense and fees	—	—	46,013	—

Fund shares reacquired	210,697	106,851	411,680	95,999

Net daily variation margin on open futures contracts	—	—	—	219

Payable to the holders of the floating rate certificates	—	—	5,005,156	—

Payable to affiliates

Investment adviser	6,553	—	2,470	—

Administrative services fee	435	263	602	279

Shareholder servicing costs	63,078	39,432	141,048	58,971

Distribution and service fees	4,002	1,846	6,828	46

Payable for independent Trustees’ compensation	3,109	1,330	3,083	3,109
Accrued expenses and other liabilities	32,737	28,801	42,924	29,405
Total liabilities	$3,944,288	$208,207	$9,279,068	$215,370
Net assets	$217,670,631	$99,099,998	$333,178,004	$110,147,924

Net assets consist of
Paid-in capital	$212,536,296	$96,438,739	$323,651,871	$108,383,058
Total distributable earnings (loss)	5,134,335	2,661,259	9,526,133	1,764,866
Net assets	$217,670,631	$99,099,998	$333,178,004	$110,147,924

Statements of Assets and Liabilities (unaudited) – continued

	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund

Net assets

Class A	$176,551,197	$71,370,392	$236,996,178	$101,654,902

Class B	1,790,366	476,469	612,129	242,586

Class C	—	—	17,087,277	—

Class I	31,981,972	23,746,478	66,019,553	7,749,636
Class R6	7,347,096	3,506,659	12,462,867	500,800
Total net assets	$217,670,631	$99,099,998	$333,178,004	$110,147,924

Shares of beneficial interest outstanding

Class A	14,449,899	6,769,227	20,824,121	9,093,975

Class B	146,611	45,231	53,823	21,704

Class C	—	—	1,501,807	—

Class I	3,230,977	2,409,755	6,674,427	787,625
Class R6	742,138	356,082	1,259,025	50,908
Total shares of beneficial interest outstanding	18,569,625	9,580,295	30,313,203	9,954,212

Class A shares

Net asset value per share
(net assets / shares of beneficial interest outstanding)	$12.22	$10.54	$11.38	$11.18
Offering price per share (100 / 95.75 × net asset value per share)	$12.76	$11.01	$11.89	$11.68

Class B shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.21	$10.53	$11.37	$11.18

Class C shares

Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$—	$—	$11.38	$—

Class I shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.90	$9.85	$9.89	$9.84

Class R6 shares

Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.90	$9.85	$9.90	$9.84

On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/19 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund

Net investment income (loss)
Interest	$1,788,750	$4,861,766	$8,096,993	$2,981,997

Dividends from affiliated issuers	8,522	56,032	100,730	27,860
Other	27	586	1,451	399
Total investment income	$1,797,299	$4,918,384	$8,199,174	$3,010,256
Expenses

Management fee	$205,243	$590,831	$985,043	$333,098

Distribution and service fees	104,041	309,938	598,932	151,578

Shareholder servicing costs	28,901	86,279	158,533	54,593

Administrative services fee	11,514	23,010	34,742	15,326

Independent Trustees’ compensation	1,776	5,282	5,639	2,770

Custodian fee	9,024	17,699	24,184	13,769

Shareholder communications	3,471	6,346	9,693	6,130

Audit and tax fees	27,571	27,589	27,613	27,576

Legal fees	3,683	4,521	4,864	4,096

Registration fees	28,777	35,690	37,686	28,622
Miscellaneous	13,208	15,154	16,570	13,938
Total expenses	$437,209	$1,122,339	$1,903,499	$651,496

Fees paid indirectly	(24)	(62)	(117)	(70)
Reduction of expenses by investment adviser and distributor	(66,036)	(16,655)	(30,624)	(93,147)
Net expenses	$371,149	$1,105,622	$1,872,758	$558,279
Net investment income (loss)	$1,426,150	$3,812,762	$6,326,416	$2,451,977

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)

Unaffiliated issuers	$192,343	$907,400	$1,662,843	$317,919

Affiliated issuers	196	580	1,119	20
Futures contracts	—	(813,477)	(1,766,973)	(423,726)
Net realized gain (loss)	$192,539	$94,503	$(103,011)	$(105,787)
Change in unrealized appreciation or depreciation

Unaffiliated issuers	$1,579,397	$6,510,886	$9,138,827	$3,627,382

Affiliated issuers	(70)	(181)	(601)	(216)
Futures contracts	—	161,452	443,795	113,790
Net unrealized gain (loss)	$1,579,327	$6,672,157	$9,582,021	$3,740,956
Net realized and unrealized gain (loss)	$1,771,866	$6,766,660	$9,479,010	$3,635,169
Change in net assets from operations	$3,198,016	$10,579,422	$15,805,426	$6,087,146

See Notes to Financial Statements

Statements of Operations (unaudited) – continued

Six months ended 9/30/19	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund

Net investment income (loss)
Interest	$3,709,779	$2,007,269	$5,952,750	$2,097,520

Dividends from affiliated issuers	38,480	11,400	44,916	11,156
Other	584	308	962	31
Total investment income	$3,748,843	$2,018,977	$5,998,628	$2,108,707
Expenses

Management fee	$458,416	$221,026	$720,083	$241,342

Distribution and service fees	217,673	91,411	378,304	126,669

Shareholder servicing costs	65,655	39,425	133,321	48,427

Administrative services fee	19,063	11,980	26,870	12,592

Independent Trustees’ compensation	3,014	1,792	5,547	2,937

Custodian fee	14,078	9,391	21,302	8,340

Shareholder communications	5,564	3,622	8,609	3,717

Audit and tax fees	27,584	27,573	27,600	27,574

Legal fees	4,014	1,822	2,747	2,608

Registration fees	29,000	27,672	35,805	28,469

Interest expense and fees	—	—	57,644	—
Miscellaneous	14,240	13,276	14,814	13,208
Total expenses	$858,301	$448,990	$1,432,646	$515,883

Fees paid indirectly	(80)	(240)	(392)	(37)
Reduction of expenses by investment adviser and distributor	(44,612)	(53,072)	(109,332)	(61,932)
Net expenses	$813,609	$395,678	$1,322,922	$453,914
Net investment income (loss)	$2,935,234	$1,623,299	$4,675,706	$1,654,793

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)

Unaffiliated issuers	$606,793	$358,643	$1,596,084	$393,956

Affiliated issuers	(54)	189	(625)	15
Futures contracts	(617,299)	(319,309)	(1,043,205)	—
Net realized gain (loss)	$(10,560)	$39,523	$552,254	$393,971
Change in unrealized appreciation or depreciation

Unaffiliated issuers	$3,846,388	$1,601,917	$5,943,772	$1,461,950

Affiliated issuers	(328)	(43)	(106)	(51)
Futures contracts	154,823	81,037	272,110	4,131
Net unrealized gain (loss)	$4,000,883	$1,682,911	$6,215,776	$1,466,030
Net realized and unrealized gain (loss)	$3,990,323	$1,722,434	$6,768,030	$1,860,001
Change in net assets from operations	$6,925,557	$3,345,733	$11,443,736	$3,514,794

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/19 (unaudited)	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income (loss)	$1,426,150	$3,812,762	$6,326,416	$2,451,977

Net realized gain (loss)	192,539	94,503	(103,011)	(105,787)
Net unrealized gain (loss)	1,579,327	6,672,157	9,582,021	3,740,956
Change in net assets from operations	$3,198,016	$10,579,422	$15,805,426	$6,087,146
Total distributions to shareholders	$(1,412,154)	$(3,752,663)	$(6,349,332)	$(2,439,999)
Change in net assets from fund share transactions	$3,375,339	$26,927,993	$41,263,326	$10,816,323
Total change in net assets	$5,161,201	$33,754,752	$50,719,420	$14,463,470

Net assets
At beginning of period	89,388,023	244,960,905	410,415,542	139,139,001
At end of period	$94,549,224	$278,715,657	$461,134,962	$153,602,471

Six months ended 9/30/19 (unaudited)	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income (loss)	$2,935,234	$1,623,299	$4,675,706	$1,654,793

Net realized gain (loss)	(10,560)	39,523	552,254	393,971
Net unrealized gain (loss)	4,000,883	1,682,911	6,215,776	1,466,030
Change in net assets from operations	$6,925,557	$3,345,733	$11,443,736	$3,514,794
Total distributions to shareholders	$(2,891,914)	$(1,604,355)	$(4,755,761)	$(1,639,307)
Change in net assets from fund share transactions	$22,732,839	$(639,706)	$14,412,190	$2,775,017
Total change in net assets	$26,766,482	$1,101,672	$21,100,165	$4,650,504

Net assets
At beginning of period	190,904,149	97,998,326	312,077,839	105,497,420
At end of period	$217,670,631	$99,099,998	$333,178,004	$110,147,924

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 3/31/19	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income (loss)	$3,136,267	$8,545,924	$13,926,013	$4,971,166

Net realized gain (loss)	(380,547)	1,353	(1,042,838)	159,478
Net unrealized gain (loss)	1,132,486	2,523,383	3,575,085	890,571
Change in net assets from operations	$3,888,206	$11,070,660	$16,458,260	$6,021,215
Total distributions to shareholders	$(2,866,935)	$(8,046,040)	$(12,599,570)	$(4,505,538)
Change in net assets from fund share transactions	$(2,266,723)	$12,693,368	$9,262,693	$13,059,554
Total change in net assets	$(1,245,452)	$15,717,988	$13,121,383	$14,575,231

Net assets
At beginning of period	90,633,475	229,242,917	397,294,159	124,563,770
At end of period	$89,388,023	$244,960,905	$410,415,542	$139,139,001

Year ended 3/31/19	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income (loss)	$6,477,480	$3,568,598	$10,162,878	$3,734,238

Net realized gain (loss)	(195,219)	(33,638)	(17,495)	(102,445)
Net unrealized gain (loss)	1,802,091	821,948	3,710,589	596,598
Change in net assets from operations	$8,084,352	$4,356,908	$13,855,972	$4,228,391
Total distributions to shareholders	$(5,798,616)	$(3,225,738)	$(9,427,032)	$(3,372,239)
Change in net assets from fund share transactions	$2,084,600	$(8,760,970)	$11,300,168	$(4,152,969)
Total change in net assets	$4,370,336	$(7,629,800)	$15,729,108	$(3,296,817)

Net assets
At beginning of period	186,533,813	105,628,126	296,348,731	108,794,237
At end of period	$190,904,149	$97,998,326	$312,077,839	$105,497,420

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS MISSISSIPPI MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16		3/31/15
Class A	(unaudited)

Net asset value, beginning of period	$9.64		$9.53	$9.64	$10.02		$10.01		$9.67

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.34	$0.31	$0.34	(c)	$0.36		$0.35
Net realized and unrealized gain (loss)	0.19		0.08	(0.11)	(0.39)		(0.01)		0.34
Total from investment operations	$0.34		$0.42	$0.20	$(0.05)		$0.35		$0.69

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.31)	$(0.31)	$(0.33)		$(0.34)		$(0.35)
Net asset value, end of period (x)	$9.83		$9.64	$9.53	$9.64		$10.02		$10.01
Total return (%) (r)(s)(t)(x)	3.55	(n)	4.47	2.07	(0.49	)(c)	3.60		7.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	1.00	1.00	0.98	(c)	0.96		0.96

Expenses after expense reductions (f)	0.82	(a)	0.83	0.83	0.81	(c)	0.80		0.80

Net investment income (loss)	3.12	(a)	3.53	3.21	3.41	(c)	3.63		3.56

Portfolio turnover	10	(n)	16	11	14		17		16
Net assets at end of period (000 omitted)	$83,147		$79,190	$82,526	$84,401		$88,070		$85,927

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16		3/31/15
Class B	(unaudited)

Net asset value, beginning of period	$9.65		$9.54	$9.65	$10.04		$10.02		$9.68

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.27	$0.25	$0.27	(c)	$0.29		$0.29
Net realized and unrealized gain (loss)	0.20		0.09	(0.11)	(0.39)		(0.00	)(w)	0.33
Total from investment operations	$0.32		$0.36	$0.14	$(0.12)		$0.29		$0.62

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)	$(0.25)	$(0.27)		$(0.27)		$(0.28)
Net asset value, end of period (x)	$9.85		$9.65	$9.54	$9.65		$10.04		$10.02
Total return (%) (r)(s)(t)(x)	3.32	(n)	3.79	1.40	(1.25	)(c)	3.01		6.47

Ratios (%) (to average net assets) and Supplemental data:

Expenses before expense reductions (f)	1.73	(a)	1.75	1.75	1.72	(c)	1.71		1.71

Expenses after expense reductions (f)	1.47	(a)	1.49	1.50	1.48	(c)	1.47		1.47

Net investment income (loss)	2.47	(a)	2.87	2.55	2.74	(c)	2.96		2.90

Portfolio turnover	10	(n)	16	11	14		17		16
Net assets at end of period (000 omitted)	$636		$659	$1,007	$1,180		$1,477		$1,655

See Notes to Financial Statements

Financial Highlights – continued

MFS MISSISSIPPI MUNICIPAL BOND FUND – continued

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17 (i)
Class I	(unaudited)

Net asset value, beginning of period	$9.63		$9.51	$9.62	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.34	$0.32	$0.34	(c)
Net realized and unrealized gain (loss)	0.19		0.09	(0.11)	(0.38)
Total from investment operations	$0.35		$0.43	$0.21	$(0.04)

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.31)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$9.82		$9.63	$9.51	$9.62
Total return (%) (r)(s)(t)(x)	3.61	(n)	4.67	2.15	(0.42	)(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.75	0.74	0.75	(c)

Expenses after expense reductions (f)	0.72	(a)	0.74	0.74	0.75	(c)

Net investment income (loss)	3.22	(a)	3.63	3.29	3.44	(c)

Portfolio turnover	10	(n)	16	11	14
Net assets at end of period (000 omitted)	$9,595		$8,672	$6,540	$4,646

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18 (i)
Class R6	(unaudited)

Net asset value, beginning of period	$9.63		$9.51	$9.76

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.35	$0.21
Net realized and unrealized gain (loss)	0.19		0.09	(0.24)
Total from investment operations	$0.35		$0.44	$(0.03)

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.32)	$(0.22)
Net asset value, end of period (x)	$9.82		$9.63	$9.51
Total return (%) (r)(s)(t)(x)	3.64	(n)	4.74	(0.36	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.68	0.71	(a)

Expenses after expense reductions (f)	0.66	(a)	0.67	0.70	(a)

Net investment income (loss)	3.27	(a)	3.71	3.33	(a)

Portfolio turnover	10	(n)	16	11
Net assets at end of period (000 omitted)	$1,171		$867	$560

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS NEW YORK MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class A	(unaudited)

Net asset value, beginning of period	$11.00		$10.87	$10.93	$11.31		$11.25	$10.74

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.40	$0.40	$0.41	(c)	$0.43	$0.39
Net realized and unrealized gain (loss)	0.29		0.11	(0.08)	(0.39)		0.01	0.51
Total from investment operations	$0.45		$0.51	$0.32	$0.02		$0.44	$0.90

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.38)	$(0.38)	$(0.40)		$(0.38)	$(0.39)
Net asset value, end of period (x)	$11.29		$11.00	$10.87	$10.93		$11.31	$11.25
Total return (%) (r)(s)(t)(x)	4.11	(n)	4.82	2.89	0.15	(c)	4.05	8.48

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.89	0.89	0.89	(c)	0.88	0.88

Expenses after expense reductions (f)	0.86	(a)	0.88	0.88	0.88	(c)	0.87	0.87

Net investment income (loss)	2.89	(a)	3.75	3.60	3.68	(c)	3.84	3.51

Portfolio turnover	10	(n)	17	23	28		13	25
Net assets at end of period (000 omitted)	$177,675		$154,803	$143,689	$124,890		$169,905	$164,566

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class B	(unaudited)

Net asset value, beginning of period	$10.97		$10.84	$10.90	$11.28		$11.22	$10.71

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.32	$0.32	$0.33	(c)	$0.34	$0.31
Net realized and unrealized gain (loss)	0.29		0.11	(0.09)	(0.40)		0.02	0.51
Total from investment operations	$0.41		$0.43	$0.23	$(0.07)		$0.36	$0.82

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.30)	$(0.29)	$(0.31)		$(0.30)	$(0.31)
Net asset value, end of period (x)	$11.26		$10.97	$10.84	$10.90		$11.28	$11.22
Total return (%) (r)(s)(t)(x)	3.72	(n)	4.05	2.12	(0.60	)(c)	3.28	7.69

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.64	1.64	1.64	(c)	1.63	1.63

Expenses after expense reductions (f)	1.61	(a)	1.63	1.64	1.63	(c)	1.63	1.63

Net investment income (loss)	2.15	(a)	3.01	2.87	2.94	(c)	3.10	2.76

Portfolio turnover	10	(n)	17	23	28		13	25
Net assets at end of period (000 omitted)	$2,654		$2,876	$3,980	$5,032		$5,398	$5,459
See Notes to Financial Statements

Financial Highlights – continued

MFS NEW YORK MUNICIPAL BOND FUND – continued

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class C	(unaudited)

Net asset value, beginning of period	$10.98		$10.86	$10.92	$11.30		$11.23	$10.72

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.32	$0.31	$0.33	(c)	$0.34	$0.31
Net realized and unrealized gain (loss)	0.30		0.10	(0.08)	(0.39)		0.03	0.51
Total from investment operations	$0.42		$0.42	$0.23	$(0.06)		$0.37	$0.82

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.30)	$(0.29)	$(0.32)		$(0.30)	$(0.31)
Net asset value, end of period (x)	$11.28		$10.98	$10.86	$10.92		$11.30	$11.23
Total return (%) (r)(s)(t)(x)	3.81	(n)	3.95	2.12	(0.60	)(c)	3.37	7.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.64	1.64	1.64	(c)	1.63	1.63

Expenses after expense reductions (f)	1.61	(a)	1.63	1.64	1.63	(c)	1.62	1.63

Net investment income (loss)	2.14	(a)	2.99	2.85	2.94	(c)	3.09	2.76

Portfolio turnover	10	(n)	17	23	28		13	25
Net assets at end of period (000 omitted)	$17,688		$16,953	$22,932	$25,246		$26,751	$25,092

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17 (i)
Class I	(unaudited)

Net asset value, beginning of period	$9.73		$9.61	$9.67	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.38	$0.38	$0.39	(c)
Net realized and unrealized gain (loss)	0.25		0.10	(0.08)	(0.34)
Total from investment operations	$0.41		$0.48	$0.30	$0.05

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.36)	$(0.36)	$(0.38)
Net asset value, end of period (x)	$9.99		$9.73	$9.61	$9.67
Total return (%) (r)(s)(t)(x)	4.27	(n)	5.13	3.07	0.49	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	(a)	0.64	0.64	0.64	(c)

Expenses after expense reductions (f)	0.61	(a)	0.63	0.64	0.64	(c)

Net investment income (loss)	3.14	(a)	3.99	3.84	3.97	(c)

Portfolio turnover	10	(n)	17	23	28
Net assets at end of period (000 omitted)	$77,920		$68,415	$57,349	$50,414

See Notes to Financial Statements

Financial Highlights – continued

MFS NEW YORK MUNICIPAL BOND FUND – continued

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18 (i)
Class R6	(unaudited)

Net asset value, beginning of period	$9.73		$9.61	$9.83

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.39	$0.24
Net realized and unrealized gain (loss)	0.26		0.10	(0.23)
Total from investment operations	$0.42		$0.49	$0.01

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.37)	$(0.23)
Net asset value, end of period (x)	$9.99		$9.73	$9.61
Total return (%) (r)(s)(t)(x)	4.29	(n)	5.19	0.11	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56	(a)	0.57	0.60	(a)

Expenses after expense reductions (f)	0.55	(a)	0.57	0.59	(a)

Net investment income (loss)	3.17	(a)	4.04	3.80	(a)

Portfolio turnover	10	(n)	17	23
Net assets at end of period (000 omitted)	$2,779		$1,914	$1,293
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class A	(unaudited)

Net asset value, beginning of period	$11.59		$11.48	$11.59	$12.01		$12.00	$11.58

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.40	$0.40	$0.41	(c)	$0.42	$0.42
Net realized and unrealized gain (loss)	0.26		0.07	(0.14)	(0.42)		(0.01)	0.40
Total from investment operations	$0.43		$0.47	$0.26	$(0.01)		$0.41	$0.82

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.36)	$(0.37)	$(0.41)		$(0.40)	$(0.40)
Net asset value, end of period (x)	$11.85		$11.59	$11.48	$11.59		$12.01	$12.00
Total return (%) (r)(s)(t)(x)	3.75	(n)	4.23	2.28	(0.14	)(c)	3.48	7.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.86	0.87	0.87	(c)	0.87	0.86

Expenses after expense reductions (f)	0.83	(a)	0.85	0.86	0.86	(c)	0.86	0.85

Net investment income (loss)	2.92	(a)	3.53	3.39	3.48	(c)	3.52	3.50

Portfolio turnover	12	(n)	19	12	22		9	16
Net assets at end of period (000 omitted)	$322,474		$295,515	$283,545	$263,433		$289,167	$281,268

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class B	(unaudited)

Net asset value, beginning of period	$11.57		$11.46	$11.58	$11.99		$11.98	$11.56

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.32	$0.31	$0.32	(c)	$0.33	$0.33
Net realized and unrealized gain (loss)	0.26		0.07	(0.14)	(0.41)		(0.01)	0.40
Total from investment operations	$0.39		$0.39	$0.17	$(0.09)		$0.32	$0.73

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.28)	$(0.29)	$(0.32)		$(0.31)	$(0.31)
Net asset value, end of period (x)	$11.83		$11.57	$11.46	$11.58		$11.99	$11.98
Total return (%) (r)(s)(t)(x)	3.37	(n)	3.46	1.43	(0.81	)(c)	2.71	6.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.62	1.62	1.62	(c)	1.62	1.61

Expenses after expense reductions (f)	1.59	(a)	1.61	1.62	1.61	(c)	1.61	1.61

Net investment income (loss)	2.17	(a)	2.78	2.65	2.73	(c)	2.78	2.76

Portfolio turnover	12	(n)	19	12	22		9	16
Net assets at end of period (000 omitted)	$1,105		$1,299	$2,288	$3,303		$4,213	$4,738

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class C	(unaudited)

Net asset value, beginning of period	$11.58		$11.47	$11.59	$12.00		$11.99	$11.57

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.32	$0.31	$0.32	(c)	$0.33	$0.33
Net realized and unrealized gain (loss)	0.26		0.07	(0.14)	(0.41)		(0.01)	0.40
Total from investment operations	$0.39		$0.39	$0.17	$(0.09)		$0.32	$0.73

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.28)	$(0.29)	$(0.32)		$(0.31)	$(0.31)
Net asset value, end of period (x)	$11.84		$11.58	$11.47	$11.59		$12.00	$11.99
Total return (%) (r)(s)(t)(x)	3.36	(n)	3.45	1.42	(0.81	)(c)	2.71	6.33

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.62	1.62	1.62	(c)	1.62	1.61

Expenses after expense reductions (f)	1.59	(a)	1.61	1.62	1.61	(c)	1.61	1.60

Net investment income (loss)	2.16	(a)	2.78	2.64	2.73	(c)	2.77	2.75

Portfolio turnover	12	(n)	19	12	22		9	16
Net assets at end of period (000 omitted)	$42,580		$38,639	$53,117	$57,868		$57,161	$56,074

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17 (i)
Class I	(unaudited)

Net asset value, beginning of period	$9.66		$9.57	$9.66	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.36	$0.35	$0.37	(c)
Net realized and unrealized gain (loss)	0.22		0.06	(0.10)	(0.34)
Total from investment operations	$0.37		$0.42	$0.25	$0.03

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)	$(0.34)	$(0.37)
Net asset value, end of period (x)	$9.87		$9.66	$9.57	$9.66
Total return (%) (r)(s)(t)(x)	3.80	(n)	4.46	2.54	0.23	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.61	0.62	0.62	(c)

Expenses after expense reductions (f)	0.59	(a)	0.60	0.61	0.62	(c)

Net investment income (loss)	3.16	(a)	3.77	3.62	3.71	(c)

Portfolio turnover	12	(n)	19	12	22
Net assets at end of period (000 omitted)	$73,678		$58,802	$45,147	$38,561

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18 (i)
Class R6	(unaudited)

Net asset value, beginning of period	$9.66		$9.57	$9.78

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.37	$0.23
Net realized and unrealized gain (loss)	0.21		0.05	(0.22)
Total from investment operations	$0.37		$0.42	$0.01

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)	$(0.22)
Net asset value, end of period (x)	$9.87		$9.66	$9.57
Total return (%) (r)(s)(t)(x)	3.84	(n)	4.54	0.15	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.54	0.55	(a)

Expenses after expense reductions (f)	0.52	(a)	0.53	0.55	(a)

Net investment income (loss)	3.22	(a)	3.85	3.64	(a)

Portfolio turnover	12	(n)	19	12
Net assets at end of period (000 omitted)	$21,298		$16,161	$13,198
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS PENNSYLVANIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17	3/31/16	3/31/15
Class A	(unaudited)

Net asset value, beginning of period	$10.26		$10.15	$10.19	$10.50	$10.44	$9.99

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.40	$0.40	$0.38	$0.39	$0.35
Net realized and unrealized gain (loss)	0.26		0.07	(0.07)	(0.32)	0.03	0.45
Total from investment operations	$0.43		$0.47	$0.33	$0.06	$0.42	$0.80

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.36)	$(0.37)	$(0.37)	$(0.36)	$(0.35)
Net asset value, end of period (x)	$10.52		$10.26	$10.15	$10.19	$10.50	$10.44
Total return (%) (r)(s)(t)(x)	4.23	(n)	4.73	3.29	0.57	4.16	8.10

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.96	0.97	0.96	0.94	0.95

Expenses after expense reductions (f)	0.77	(a)	0.80	0.81	0.80	0.79	0.79

Net investment income (loss)	3.30	(a)	3.91	3.90	3.64	3.73	3.42

Portfolio turnover	7	(n)	16	16	15	16	23
Net assets at end of period (000 omitted)	$115,911		$105,777	$99,319	$98,907	$115,732	$110,378

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17	3/31/16	3/31/15
Class B	(unaudited)

Net asset value, beginning of period	$10.29		$10.18	$10.21	$10.52	$10.47	$10.02

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.32	$0.32	$0.30	$0.31	$0.27
Net realized and unrealized gain (loss)	0.26		0.07	(0.05)	(0.32)	0.02	0.45
Total from investment operations	$0.39		$0.39	$0.27	$(0.02)	$0.33	$0.72

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.28)	$(0.30)	$(0.29)	$(0.28)	$(0.27)
Net asset value, end of period (x)	$10.55		$10.29	$10.18	$10.21	$10.52	$10.47
Total return (%) (r)(s)(t)(x)	3.83	(n)	3.95	2.62	(0.19)	3.26	7.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.71	1.72	1.71	1.69	1.70

Expenses after expense reductions (f)	1.52	(a)	1.55	1.56	1.56	1.54	1.55

Net investment income (loss)	2.55	(a)	3.15	3.15	2.87	2.96	2.65

Portfolio turnover	7	(n)	16	16	15	16	23
Net assets at end of period (000 omitted)	$2,078		$2,373	$3,462	$4,740	$5,647	$6,212

See Notes to Financial Statements

Financial Highlights – continued

MFS PENNSYLVANIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17 (i)
Class I	(unaudited)

Net asset value, beginning of period	$9.78		$9.67	$9.71	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.38	$0.39	$0.36
Net realized and unrealized gain (loss)	0.24		0.08	(0.07)	(0.29)
Total from investment operations	$0.41		$0.46	$0.32	$0.07

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.36)	$(0.36)
Net asset value, end of period (x)	$10.02		$9.78	$9.67	$9.71
Total return (%) (r)(s)(t)(x)	4.19	(n)	4.88	3.37	0.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)	0.71	0.71	0.74

Expenses after expense reductions (f)	0.67	(a)	0.70	0.71	0.73

Net investment income (loss)	3.39	(a)	4.00	3.99	3.69

Portfolio turnover	7	(n)	16	16	15
Net assets at end of period (000 omitted)	$23,318		$20,253	$20,579	$19,388

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18 (i)
Class R6	(unaudited)

Net asset value, beginning of period	$9.78		$9.67	$9.84

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.40	$0.26
Net realized and unrealized gain (loss)	0.24		0.07	(0.18)
Total from investment operations	$0.41		$0.47	$0.08

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.36)	$(0.25)
Net asset value, end of period (x)	$10.02		$9.78	$9.67
Total return (%) (r)(s)(t)(x)	4.23	(n)	4.94	0.78	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	(a)	0.64	0.67	(a)

Expenses after expense reductions (f)	0.61	(a)	0.63	0.66	(a)

Net investment income (loss)	3.46	(a)	4.13	4.02	(a)

Portfolio turnover	7	(n)	16	16
Net assets at end of period (000 omitted)	$12,296		$10,736	$1,205

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class A	(unaudited)

Net asset value, beginning of period	$11.97		$11.83	$11.91	$12.35		$12.29	$11.78

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.41	$0.38	$0.39	(c)	$0.39	$0.36
Net realized and unrealized gain (loss)	0.25		0.10	(0.09)	(0.46)		0.03	0.51
Total from investment operations	$0.42		$0.51	$0.29	$(0.07)		$0.42	$0.87

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.37)	$(0.37)	$(0.37)		$(0.36)	$(0.36)
Net asset value, end of period (x)	$12.22		$11.97	$11.83	$11.91		$12.35	$12.29
Total return (%) (r)(s)(t)(x)	3.53	(n)	4.39	2.41	(0.56	)(c)	3.52	7.48

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.90	0.91	0.90	(c)	0.89	0.90

Expenses after expense reductions (f)	0.84	(a)	0.84	0.84	0.83	(c)	0.85	0.89

Net investment income (loss)	2.84	(a)	3.49	3.20	3.19	(c)	3.17	2.97

Portfolio turnover	7	(n)	14	15	19		8	22
Net assets at end of period (000 omitted)	$176,551		$156,427	$159,257	$169,953		$176,282	$170,887

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class B	(unaudited)

Net asset value, beginning of period	$11.97		$11.82	$11.90	$12.34		$12.28	$11.77

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.32	$0.29	$0.30	(c)	$0.29	$0.27
Net realized and unrealized gain (loss)	0.23		0.11	(0.09)	(0.46)		0.04	0.51
Total from investment operations	$0.36		$0.43	$0.20	$(0.16)		$0.33	$0.78

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.28)	$(0.28)	$(0.28)		$(0.27)	$(0.27)
Net asset value, end of period (x)	$12.21		$11.97	$11.82	$11.90		$12.34	$12.28
Total return (%) (r)(s)(t)(x)	3.06	(n)	3.70	1.64	(1.31	)(c)	2.75	6.69

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.65	1.66	1.65	(c)	1.65	1.65

Expenses after expense reductions (f)	1.59	(a)	1.59	1.59	1.59	(c)	1.61	1.64

Net investment income (loss)	2.11	(a)	2.74	2.46	2.44	(c)	2.42	2.22

Portfolio turnover	7	(n)	14	15	19		8	22
Net assets at end of period (000 omitted)	$1,790		$1,955	$2,718	$3,777		$4,238	$4,635

See Notes to Financial Statements

Financial Highlights – continued

MFS SOUTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17 (i)
Class I	(unaudited)

Net asset value, beginning of period	$9.70		$9.58	$9.65	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.36	$0.33	$0.34	(c)
Net realized and unrealized gain (loss)	0.20		0.08	(0.08)	(0.36)
Total from investment operations	$0.35		$0.44	$0.25	$(0.02)

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.32)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$9.90		$9.70	$9.58	$9.65
Total return (%) (r)(s)(t)(x)	3.63	(n)	4.71	2.60	(0.21	)(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.65	0.66	0.65	(c)

Expenses after expense reductions (f)	0.59	(a)	0.59	0.59	0.59	(c)

Net investment income (loss)	3.09	(a)	3.74	3.44	3.45	(c)

Portfolio turnover	7	(n)	14	15	19
Net assets at end of period (000 omitted)	$31,982		$28,182	$21,954	$12,140

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18 (i)
Class R6	(unaudited)

Net asset value, beginning of period	$9.70		$9.58	$9.79

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.36	$0.23
Net realized and unrealized gain (loss)	0.20		0.09	(0.22)
Total from investment operations	$0.35		$0.45	$0.01

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.33)	$(0.22)
Net asset value, end of period (x)	$9.90		$9.70	$9.58
Total return (%) (r)(s)(t)(x)	3.65	(n)	4.77	0.08	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)	0.58	0.60	(a)

Expenses after expense reductions (f)	0.53	(a)	0.52	0.52	(a)

Net investment income (loss)	3.12	(a)	3.81	3.53	(a)

Portfolio turnover	7	(n)	14	15
Net assets at end of period (000 omitted)	$7,347		$4,341	$2,605

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS TENNESSEE MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class A	(unaudited)

Net asset value, beginning of period	$10.36		$10.23	$10.36	$10.70		$10.67	$10.27

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.36	$0.35	$0.36	(c)	$0.34	$0.33
Net realized and unrealized gain (loss)	0.18		0.09	(0.15)	(0.36)		0.01	0.38
Total from investment operations	$0.35		$0.45	$0.20	$0.00	(w)	$0.35	$0.71

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.32)	$(0.33)	$(0.34)		$(0.32)	$(0.31)
Net asset value, end of period (x)	$10.54		$10.36	$10.23	$10.36		$10.70	$10.67
Total return (%) (r)(s)(t)(x)	3.37	(n)	4.52	1.92	(0.01	)(c)	3.32	7.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.98	0.98	0.96	(c)	0.95	0.94

Expenses after expense reductions (f)	0.87	(a)	0.88	0.88	0.87	(c)	0.90	0.94

Net investment income (loss)	3.24	(a)	3.50	3.32	3.42	(c)	3.17	3.12

Portfolio turnover	12	(n)	13	18	11		14	18
Net assets at end of period (000 omitted)	$71,370		$70,930	$84,131	$90,616		$105,722	$102,473

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class B	(unaudited)

Net asset value, beginning of period	$10.35		$10.22	$10.35	$10.69		$10.66	$10.26

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.28	$0.27	$0.28	(c)	$0.26	$0.25
Net realized and unrealized gain (loss)	0.18		0.10	(0.15)	(0.36)		0.01	0.38
Total from investment operations	$0.31		$0.38	$0.12	$(0.08)		$0.27	$0.63

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.25)	$(0.25)	$(0.26)		$(0.24)	$(0.23)
Net asset value, end of period (x)	$10.53		$10.35	$10.22	$10.35		$10.69	$10.66
Total return (%) (r)(s)(t)(x)	2.99	(n)	3.75	1.16	(0.76	)(c)	2.56	6.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.73	1.73	1.71	(c)	1.70	1.69

Expenses after expense reductions (f)	1.62	(a)	1.63	1.63	1.62	(c)	1.65	1.69

Net investment income (loss)	2.50	(a)	2.73	2.57	2.67	(c)	2.42	2.37

Portfolio turnover	12	(n)	13	18	11		14	18
Net assets at end of period (000 omitted)	$476		$677	$1,230	$1,418		$1,827	$1,902

See Notes to Financial Statements

Financial Highlights – continued

MFS TENNESSEE MUNICIPAL BOND FUND – continued

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17 (i)
Class I	(unaudited)

Net asset value, beginning of period	$9.68		$9.56	$9.68	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.36	$0.35	$0.36	(c)
Net realized and unrealized gain (loss)	0.17		0.08	(0.14)	(0.34)
Total from investment operations	$0.34		$0.44	$0.21	$0.02

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.32)	$(0.33)	$(0.34)
Net asset value, end of period (x)	$9.85		$9.68	$9.56	$9.68
Total return (%) (r)(s)(t)(x)	3.52	(n)	4.75	2.18	0.19	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.73	0.73	0.74	(c)

Expenses after expense reductions (f)	0.62	(a)	0.63	0.63	0.62	(c)

Net investment income (loss)	3.49	(a)	3.77	3.56	3.68	(c)

Portfolio turnover	12	(n)	13	18	11
Net assets at end of period (000 omitted)	$23,746		$23,310	$17,243	$18,416

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18 (i)
Class R6	(unaudited)

Net asset value, beginning of period	$9.67		$9.55	$9.79

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.36	$0.23
Net realized and unrealized gain (loss)	0.18		0.09	(0.25)
Total from investment operations	$0.35		$0.45	$(0.02)

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.33)	$(0.22)
Net asset value, end of period (x)	$9.85		$9.67	$9.55
Total return (%) (r)(s)(t)(x)	3.67	(n)	4.84	(0.19	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.65	0.69	(a)

Expenses after expense reductions (f)	0.55	(a)	0.55	0.55	(a)

Net investment income (loss)	3.56	(a)	3.83	3.65	(a)

Portfolio turnover	12	(n)	13	18
Net assets at end of period (000 omitted)	$3,507		$3,081	$3,024

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class A	(unaudited)

Net asset value, beginning of period	$11.14		$10.98	$11.10	$11.51		$11.44	$11.05

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.37	$0.38	$0.41	(c)	$0.40	$0.39
Net realized and unrealized gain (loss)	0.25		0.13	(0.14)	(0.42)		0.04	0.37
Total from investment operations	$0.41		$0.50	$0.24	$(0.01)		$0.44	$0.76

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.36)	$(0.40)		$(0.37)	$(0.37)
Net asset value, end of period (x)	$11.38		$11.14	$10.98	$11.10		$11.51	$11.44
Total return (%) (r)(s)(t)(x)	3.67	(n)	4.67	2.13	(0.11	)(c)	3.95	6.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.92	0.92	0.91	(c)	0.89	0.88

Expenses after expense reductions (f)	0.84	(a)	0.84	0.83	0.83	(c)	0.84	0.88

Net investment income (loss)	2.91	(a)	3.37	3.36	3.60	(c)	3.52	3.48

Portfolio turnover	11	(n)	15	15	13		9	20
Net assets at end of period (000 omitted)	$236,996		$226,366	$221,291	$228,297		$251,733	$255,205

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.81	(a)	0.81	0.81	0.81	(c)	0.83	0.86

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class B	(unaudited)

Net asset value, beginning of period	$11.13		$10.98	$11.10	$11.50		$11.44	$11.05

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.29	$0.29	$0.32	(c)	$0.31	$0.31
Net realized and unrealized gain (loss)	0.24		0.12	(0.14)	(0.41)		0.04	0.37
Total from investment operations	$0.36		$0.41	$0.15	$(0.09)		$0.35	$0.68

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.26)	$(0.27)	$(0.31)		$(0.29)	$(0.29)
Net asset value, end of period (x)	$11.37		$11.13	$10.98	$11.10		$11.50	$11.44
Total return (%) (r)(s)(t)(x)	3.29	(n)	3.80	1.37	(0.77	)(c)	3.09	6.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.67	1.67	1.66	(c)	1.65	1.63

Expenses after expense reductions (f)	1.60	(a)	1.60	1.59	1.58	(c)	1.60	1.63

Net investment income (loss)	2.16	(a)	2.62	2.61	2.82	(c)	2.76	2.73

Portfolio turnover	11	(n)	15	15	13		9	20
Net assets at end of period (000 omitted)	$612		$755	$914	$1,118		$1,501	$1,921

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56	(a)	1.56	1.56	1.56	(c)	1.58	1.62

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class C	(unaudited)

Net asset value, beginning of period	$11.14		$10.98	$11.10	$11.51		$11.44	$11.05

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.29	$0.29	$0.32	(c)	$0.31	$0.31
Net realized and unrealized gain (loss)	0.24		0.13	(0.14)	(0.42)		0.05	0.37
Total from investment operations	$0.36		$0.42	$0.15	$(0.10)		$0.36	$0.68

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.26)	$(0.27)	$(0.31)		$(0.29)	$(0.29)
Net asset value, end of period (x)	$11.38		$11.14	$10.98	$11.10		$11.51	$11.44
Total return (%) (r)(s)(t)(x)	3.28	(n)	3.89	1.36	(0.86	)(c)	3.18	6.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.67	1.67	1.66	(c)	1.65	1.63

Expenses after expense reductions (f)	1.60	(a)	1.60	1.59	1.58	(c)	1.59	1.63

Net investment income (loss)	2.15	(a)	2.62	2.61	2.85	(c)	2.77	2.73

Portfolio turnover	11	(n)	15	15	13		9	20
Net assets at end of period (000 omitted)	$17,087		$17,665	$24,116	$26,034		$24,861	$25,108

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56	(a)	1.56	1.56	1.56	(c)	1.58	1.62

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17 (i)
Class I	(unaudited)

Net asset value, beginning of period	$9.68		$9.55	$9.65	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.34	$0.35	$0.38	(c)
Net realized and unrealized gain (loss)	0.22		0.11	(0.12)	(0.36)
Total from investment operations	$0.37		$0.45	$0.23	$0.02

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.32)	$(0.33)	$(0.37)
Net asset value, end of period (x)	$9.89		$9.68	$9.55	$9.65
Total return (%) (r)(s)(t)(x)	3.81	(n)	4.82	2.42	0.21	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.67	0.67	0.67	(c)

Expenses after expense reductions (f)	0.60	(a)	0.60	0.59	0.58	(c)

Net investment income (loss)	3.15	(a)	3.61	3.60	3.83	(c)

Portfolio turnover	11	(n)	15	15	13
Net assets at end of period (000 omitted)	$66,020		$57,139	$43,832	$39,856

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.56	(a)	0.56	0.56	0.56	(c)

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18 (i)
Class R6	(unaudited)

Net asset value, beginning of period	$9.69		$9.55	$9.77

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.35	$0.23
Net realized and unrealized gain (loss)	0.21		0.12	(0.22)
Total from investment operations	$0.37		$0.47	$0.01

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)	$(0.23)
Net asset value, end of period (x)	$9.90		$9.69	$9.55
Total return (%) (r)(s)(t)(x)	3.85	(n)	5.01	0.05	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.59	0.60	(a)

Expenses after expense reductions (f)	0.52	(a)	0.51	0.51	(a)

Net investment income (loss)	3.22	(a)	3.69	3.61	(a)

Portfolio turnover	11	(n)	15	15
Net assets at end of period (000 omitted)	$12,463		$10,153	$6,196

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.48	(a)	0.48	0.48	(a)

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class A	(unaudited)

Net asset value, beginning of period	$10.98		$10.89	$11.01	$11.37		$11.36	$10.93

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.38	$0.37	$0.38	(c)	$0.38	$0.38
Net realized and unrealized gain (loss)	0.20		0.06	(0.13)	(0.38)		(0.02)	0.40
Total from investment operations	$0.37		$0.44	$0.24	$0.00	(w)	$0.36	$0.78

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.36)	$(0.36)		$(0.35)	$(0.35)
Net asset value, end of period (x)	$11.18		$10.98	$10.89	$11.01		$11.37	$11.36
Total return (%) (r)(s)(t)(x)	3.38	(n)	4.09	2.15	0.02	(c)	3.23	7.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.98	0.97	0.95	(c)	0.94	0.93

Expenses after expense reductions (f)	0.86	(a)	0.86	0.86	0.86	(c)	0.88	0.90

Net investment income (loss)	3.07	(a)	3.53	3.34	3.38	(c)	3.34	3.34

Portfolio turnover	6	(n)	17	11	18		9	22
Net assets at end of period (000 omitted)	$101,655		$98,510	$101,013	$111,179		$121,455	$121,680

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Class B	(unaudited)

Net asset value, beginning of period	$10.98		$10.88	$11.00	$11.37		$11.35	$10.93

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.30	$0.29	$0.30	(c)	$0.29	$0.29
Net realized and unrealized gain (loss)	0.20		0.06	(0.14)	(0.39)		(0.01)	0.39
Total from investment operations	$0.33		$0.36	$0.15	$(0.09)		$0.28	$0.68

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.26)	$(0.27)	$(0.28)		$(0.26)	$(0.26)
Net asset value, end of period (x)	$11.18		$10.98	$10.88	$11.00		$11.37	$11.35
Total return (%) (r)(s)(t)(x)	3.00	(n)	3.40	1.38	(0.81	)(c)	2.56	6.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.73	1.72	1.70	(c)	1.69	1.68

Expenses after expense reductions (f)	1.62	(a)	1.62	1.62	1.62	(c)	1.63	1.65

Net investment income (loss)	2.35	(a)	2.77	2.58	2.63	(c)	2.59	2.59

Portfolio turnover	6	(n)	17	11	18		9	22
Net assets at end of period (000 omitted)	$243		$494	$613	$866		$1,062	$1,209

See Notes to Financial Statements

Financial Highlights – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18	3/31/17 (i)
Class I	(unaudited)

Net asset value, beginning of period	$9.67		$9.58	$9.69	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.36	$0.35	$0.35	(c)
Net realized and unrealized gain (loss)	0.17		0.06	(0.12)	(0.31)
Total from investment operations	$0.33		$0.42	$0.23	$0.04

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)	$(0.34)	$(0.35)
Net asset value, end of period (x)	$9.84		$9.67	$9.58	$9.69
Total return (%) (r)(s)(t)(x)	3.43	(n)	4.44	2.33	0.37	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.73	0.72	0.72	(c)

Expenses after expense reductions (f)	0.62	(a)	0.62	0.62	0.61	(c)

Net investment income (loss)	3.30	(a)	3.75	3.58	3.63	(c)

Portfolio turnover	6	(n)	17	11	18
Net assets at end of period (000 omitted)	$7,750		$6,248	$7,038	$4,820

	Six months ended 9/30/19		Year ended
			3/31/19	3/31/18 (i)
Class R6	(unaudited)

Net asset value, beginning of period	$9.66		$9.58	$9.79

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.37	$0.24
Net realized and unrealized gain (loss)	0.18		0.04	(0.22)
Total from investment operations	$0.34		$0.41	$0.02

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)	$(0.23)
Net asset value, end of period (x)	$9.84		$9.66	$9.58
Total return (%) (r)(s)(t)(x)	3.57	(n)	4.42	0.18	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.64	0.65	(a)

Expenses after expense reductions (f)	0.54	(a)	0.53	0.54	(a)

Net investment income (loss)	3.33	(a)	3.87	3.67	(a)

Portfolio turnover	6	(n)	17	11
Net assets at end of period (000 omitted)	$501		$246	$130

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I and Class R6, the period is from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a diversified series of MFS Municipal Series Trust (with the exception of Mississippi Fund and West Virginia Fund which are non-diversified) which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region or state where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The funds adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since each fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, each fund recognized a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by the amounts noted in the table below:

Mississippi Fund	$590,012
New York Fund	1,794,102
North Carolina Fund	3,464,323
Pennsylvania Fund	823,324
South Carolina Fund	1,808,508
Tennessee Fund	719,997
Virginia Fund	2,584,342
West Virginia Fund	1,105,184

Adoption had no impact on each fund’s net assets or any prior period information presented in the financial statements. With respect to each fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – Each fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund’s right to

Notes to Financial Statements (unaudited) – continued

setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2019 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Mississippi Fund

Financial Instruments
Municipal Bonds	$—	$93,169,881	$—	$93,169,881
Mutual Funds	908,937	—	—	908,937
Total	$908,937	$93,169,881	$—	$94,078,818

New York Fund

Financial Instruments
Municipal Bonds	$—	$272,768,279	$—	$272,768,279
Mutual Funds	2,982,386	—	—	2,982,386
Total	$2,982,386	$272,768,279	$—	$275,750,665

Other Financial Instruments
Futures Contracts – Assets	$101,393	$—	$—	$101,393

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total
North Carolina Fund

Financial Instruments
Municipal Bonds	$—	$447,943,683	$—	$447,943,683
Mutual Funds	6,619,002	—	—	6,619,002
Total	$6,619,002	$447,943,683	$—	$454,562,685

Other Financial Instruments
Futures Contracts – Assets	$192,298	$—	$—	$192,298

Pennsylvania Fund

Financial Instruments
Municipal Bonds	$—	$149,300,729	$—	$149,300,729
Mutual Funds	2,336,194	—	—	2,336,194
Total	$2,336,194	$149,300,729	$—	$151,636,923

Other Financial Instruments
Futures Contracts – Assets	$34,963	$—	$—	$34,963

South Carolina Fund

Financial Instruments
Municipal Bonds	$—	$211,800,740	$—	$211,800,740
Mutual Funds	3,738,451	—	—	3,738,451
Total	$3,738,451	$211,800,740	$—	$215,539,191

Other Financial Instruments
Futures Contracts – Assets	$38,459	$—	$—	$38,459

Tennessee Fund

Financial Instruments
Municipal Bonds	$—	$96,476,668	$—	$96,476,668
Mutual Funds	403,842	—	—	403,842
Total	$403,842	$96,476,668	$—	$96,880,510

Other Financial Instruments
Futures Contracts – Assets	$20,978	$—	$—	$20,978

Virginia Fund

Financial Instruments
Municipal Bonds	$—	$323,556,063	$—	$323,556,063
Mutual Funds	7,645,759	—	—	7,645,759
Total	$7,645,759	$323,556,063	$—	$331,201,822

Other Financial Instruments
Futures Contracts – Assets	$76,919	$—	$—	$76,919

West Virginia Fund

Financial Instruments
Municipal Bonds	$—	$108,590,971	$—	$108,590,971
Mutual Funds	1,954	—	—	1,954
Total	$1,954	$108,590,971	$—	$108,592,925

Other Financial Instruments
Futures Contracts – Assets	$4,131	$—	$—	$4,131
For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – Certain funds use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the funds during the period were futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement

Notes to Financial Statements (unaudited) – continued

with the derivative counterparty, or novating the position to a third party. The funds may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The funds’ period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the funds at September 30, 2019 as reported in the Statements of Assets and Liabilities:

			Fair Value (a)

Fund	Risk	Derivative Contracts	Asset Derivatives
New York Fund	Interest Rate	Interest Rate Futures	$101,393
North Carolina Fund	Interest Rate	Interest Rate Futures	192,298
Pennsylvania Fund	Interest Rate	Interest Rate Futures	34,963
South Carolina Fund	Interest Rate	Interest Rate Futures	38,459
Tennessee Fund	Interest Rate	Interest Rate Futures	20,978
Virginia Fund	Interest Rate	Interest Rate Futures	76,919
West Virginia Fund	Interest Rate	Interest Rate Futures	4,131

(a)

Values presented in this table for futures contracts correspond to the values reported in the funds’ Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the funds’ Statements of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the funds for the six months ended September 30, 2019 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
New York Fund	Interest Rate	$(813,477)
North Carolina Fund	Interest Rate	(1,766,973)
Pennsylvania Fund	Interest Rate	(423,726)
South Carolina Fund	Interest Rate	(617,299)
Tennessee Fund	Interest Rate	(319,309)
Virginia Fund	Interest Rate	(1,043,205)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the funds for the six months ended September 30, 2019 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
New York Fund	Interest Rate	$161,452
North Carolina Fund	Interest Rate	443,795
Pennsylvania Fund	Interest Rate	113,790
South Carolina Fund	Interest Rate	154,823
Tennessee Fund	Interest Rate	81,037
Virginia Fund	Interest Rate	272,110
West Virginia Fund	Interest Rate	4,131

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, each fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of each fund’s credit risk to such counterparty equal to any amounts payable by each fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover each fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin

Notes to Financial Statements (unaudited) – continued

for the same purpose, if any, are noted in the Portfolio of Investments. The funds may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statements of Operations.

Futures Contracts – Certain funds entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – The Virginia Fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by the Virginia Fund utilizing the fund’s municipal bonds which have already been issued (known as self-deposited secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short-term interest rates. A self-deposited secondary market inverse floating rate security is created when the Virginia Fund transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the trust or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”) which are held by the Virginia Fund. Such self-deposited inverse floaters held by the Virginia Fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the Virginia Fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the Virginia Fund in its Statements of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates”. The carrying value of the Virginia Fund’s payable to the holders of the floating rate certificates from trust assets as reported in the Virginia Fund’s Statements of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates from trust assets as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At September 30, 2019, the Virginia Fund’s payable to the holders of the floating rate certificates from trust assets was $5,005,156 and the weighted average interest rate on the settled floating rate certificates issued by the trust was 1.61%. For the six months ended September 30, 2019, the average payable to the holders of the settled floating rate certificates from trust assets was $5,002,578 at a weighted average interest rate of 1.64%. Interest expense and fees relate to interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2019, interest expense and fees related to self-deposited inverse floaters amounted to $56,629 and are included in “Interest expense and fees” in the Statements of Operations.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Notes to Financial Statements (unaudited) – continued

Certain funds purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. When the fund sells securities on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the delivered securities. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired or sold is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. When issued investments purchased (sold) are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Fees Paid Indirectly – Each fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the six months ended September 30, 2019, is shown as a reduction of total expenses in the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, and derivative transactions, as applicable to each fund.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 3/31/19	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$28,290	$362,773	$43,839	$48,916	$31,004	$700	$147,719	$33,726
Tax-exempt income	2,838,645	7,683,267	12,555,731	4,456,622	5,767,612	3,225,038	9,279,313	3,338,513
Total distributions	$2,866,935	$8,046,040	$12,599,570	$4,505,538	$5,798,616	$3,225,738	$9,427,032	$3,372,239

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/19	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund

Cost of investments	$88,296,210	$258,275,506	$427,612,877	$141,570,707

Gross appreciation	5,945,862	17,988,377	27,857,447	10,359,858
Gross depreciation	(163,254)	(513,218)	(907,639)	(293,642)
Net unrealized appreciation (depreciation)	$5,782,608	$17,475,159	$26,949,808	$10,066,216

As of 3/31/19
Undistributed ordinary income	8,988	135,521	208,130	24,859
Undistributed tax-exempt income	340,936	621,552	1,133,931	493,260
Capital loss carryforwards	(3,203,960)	(3,118,832)	(12,796,686)	(3,024,530)
Other temporary differences	(242,250)	(686,730)	(1,062,769)	(393,015)
Net unrealized appreciation (depreciation)	4,279,298	10,316,737	16,958,993	6,436,406

Notes to Financial Statements (unaudited) – continued

As of 9/30/19	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund

Cost of investments	$203,843,496	$91,314,840	$307,951,380	$102,353,202

Gross appreciation	12,112,093	5,783,607	20,357,910	6,587,178
Gross depreciation	(416,398)	(217,937)	(2,112,624)	(347,455)
Net unrealized appreciation (depreciation)	$11,695,695	$5,565,670	$18,245,286	$6,239,723

As of 3/31/19
Undistributed ordinary income	29,407	12,487	68,504	12,403
Undistributed tax-exempt income	545,417	795,965	823,025	324,323
Capital loss carryforwards	(6,297,298)	(3,282,965)	(8,945,077)	(4,641,575)
Other temporary differences	(495,369)	(275,088)	(822,692)	(296,057)
Net unrealized appreciation (depreciation)	7,318,535	3,669,482	11,714,398	4,490,285

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of March 31, 2019, each fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Short-Term	$(1,035,405)	$(3,118,832)	$(10,053,385)	$(2,730,637)	$(3,828,321)	$(2,132,178)	$(4,028,388)	$(1,666,689)
Long-Term	(2,168,555)	—	(2,743,301)	(293,893)	(2,468,977)	(1,150,787)	(4,916,689)	(2,974,886)
Total	$(3,203,960)	$(3,118,832)	$(12,796,686)	$(3,024,530)	$(6,297,298)	$(3,282,965)	$(8,945,077)	$(4,641,575)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Mississippi Fund		New York Fund		North Carolina Fund		Pennsylvania Fund

	Six Months Ended 9/30/19	Year Ended 3/31/19	Six Months Ended 9/30/19	Year Ended 3/31/19	Six Months Ended 9/30/19	Year Ended 3/31/19	Six Months Ended 9/30/19	Year Ended 3/31/19
Class A	$1,242,088	$2,559,212	$2,363,477	$5,132,518	$4,561,708	$9,258,094	$1,837,425	$3,507,237
Class B	8,015	20,999	29,146	91,901	13,246	43,239	28,368	79,795
Class C	—	—	183,685	478,514	437,943	1,030,707	—	—
Class I	145,697	264,522	1,139,439	2,281,737	1,032,982	1,765,747	372,539	748,128
Class R6	16,354	22,202	36,916	61,370	303,453	501,783	201,667	170,378
Total	$1,412,154	$2,866,935	$3,752,663	$8,046,040	$6,349,332	$12,599,570	$2,439,999	$4,505,538

	South Carolina Fund		Tennessee Fund		Virginia Fund		West Virginia Fund

	Six Months Ended 9/30/19	Year Ended 3/31/19	Six Months Ended 9/30/19	Year Ended 3/31/19	Six Months Ended 9/30/19	Year Ended 3/31/19	Six Months Ended 9/30/19	Year Ended 3/31/19
Class A	$2,326,411	$4,830,396	$1,131,580	$2,414,781	$3,412,208	$7,015,038	$1,515,306	$3,119,866
Class B	19,678	52,376	7,000	22,121	7,706	19,027	4,367	13,124
Class C	—	—	—	—	188,643	448,859	—	—
Class I	455,392	810,576	407,812	682,504	962,991	1,660,352	114,202	234,008
Class R6	90,433	105,268	57,963	106,332	184,213	283,756	5,432	5,241
Total	$2,891,914	$5,798,616	$1,604,355	$3,225,738	$4,755,761	$9,427,032	$1,639,307	$3,372,239

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. For the six months ended September 30, 2019, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund

$4,303	$12,385	$20,632	$6,983	$9,610	$4,630	$15,096	$5,059

The management fee incurred for the six months ended September 30, 2019 was equivalent to an annual effective rate of 0.44% of each fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:

	New York Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	0.90%	0.84%	0.81%	0.87%
Class B	1.65%	1.59%	1.56%	1.62%
Class C	1.65%	N/A	1.56%	N/A
Class I	0.65%	0.59%	0.56%	0.62%
Class R6	0.60%	0.53%	0.49%	0.55%

These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2020. For the six months ended September 30, 2019, the New York Fund’s actual operating expenses did not exceed the limits described above and therefore, the investment adviser did not pay any portion of the fund’s expenses related to these agreements. For the six months ended September 30, 2019, these reductions amounted to the following for the South Carolina Fund, the Virginia Fund, and the West Virginia Fund and are included in the reduction of total expenses in the Statements of Operations:

South Carolina Fund	Virginia Fund	West Virginia Fund
$31,938	$89,677	$51,367

For the period from April 1, 2019 through July 31, 2019, the investment adviser had agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses did not exceed the following rates annually of these funds’ average daily net assets:

	North Carolina Fund	Tennessee Fund
Class A	0.93%	0.88%
Class B	1.68%	1.63%
Class C	1.68%	N/A
Class I	0.68%	0.63%
Class R6	0.61%	0.56%

These written agreements terminated on July 31, 2019. For the period from April 1, 2019 through July 31, 2019, these reductions amounted to $30,221 for the Tennessee Fund and are included in the reduction of total expenses in the Statements of Operations. For the same period, the North Carolina Fund’s actual operating expenses did not exceed the limits described above and therefore, the investment adviser did not pay any portion of the fund’s expenses related to these agreements.

Effective August 1, 2019, the investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:

	North Carolina Fund	Tennessee Fund
Class A	0.84%	0.86%
Class B	1.59%	1.61%
Class C	1.59%	N/A
Class I	0.59%	0.61%
Class R6	0.52%	0.54%

Notes to Financial Statements (unaudited) – continued

These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2020. For the period from August 1, 2019 through September 30, 2019, these reductions amounted to $17,756 for the Tennessee Fund and are included in the reduction of total expenses in the Statements of Operations. For the same period, the North Carolina Fund’s actual operating expenses did not exceed the limits described above and therefore, the investment adviser did not pay any portion of the fund’s expenses related to these agreements.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2019, as its portion of the initial sales charge on sales of Class A shares of each fund:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund

$4,177	$5,272	$16,735	$6,595	$16,502	$2,309	$10,945	$3,831

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Class A

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	—	0.25%	0.25%	0.10%	$100,756
New York Fund	—	0.25%	0.25%	0.25%	208,258
North Carolina Fund	—	0.25%	0.25%	0.24%	390,560
Pennsylvania Fund	—	0.25%	0.25%	0.10%	140,393
South Carolina Fund	—	0.25%	0.25%	0.25%	208,127
Tennessee Fund	—	0.25%	0.25%	0.25%	88,560
Virginia Fund	—	0.25%	0.25%	0.25%	289,196
West Virginia Fund	—	0.25%	0.25%	0.24%	124,784

	Class B

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.75%	$3,285
New York Fund	0.75%	0.25%	1.00%	1.00%	13,889
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	6,067
Pennsylvania Fund	0.75%	0.25%	1.00%	0.85%	11,185
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	9,546
Tennessee Fund	0.75%	0.25%	1.00%	1.00%	2,851
Virginia Fund	0.75%	0.25%	1.00%	1.00%	3,485
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	1,885

	Class C

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$87,791
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	202,305
Virginia Fund	0.75%	0.25%	1.00%	1.00%	85,623

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$104,041	$309,938	$598,932	$151,578	$217,673	$91,411	$378,304	$126,669

(d)

In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2019, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:

Notes to Financial Statements (unaudited) – continued

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$457	$4,270	$9,992	$247	$3,064	$465	$4,559	$5,506

Mississippi Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10% and 0.00%, respectively. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2020. For the six months ended September 30, 2019, these reductions amounted to $60,453 and $823 for Class A and Class B, respectively, and are included in the reduction of total expenses in the Statements of Operations.

Pennsylvania Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2020. For the six months ended September 30, 2019, these reductions amounted to $84,236 and $1,681 for Class A and Class B, respectively, and are included in the reduction of total expenses in the Statements of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2019, were as follows:

CDSC Imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$2,509	$10,266	$2,212	$142	$9	$685	$278	$—
Class B	855	3,407	238	866	—	381	—	832
Class C	N/A	1,191	1,733	N/A	N/A	N/A	605	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2019, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Expenses paid	$963	$6,647	$6,864	$6,274	$3,327	$1,173	$8,265	$1,830
Percentage of average daily net assets	0.0021%	0.0051%	0.0031%	0.0085%	0.0033%	0.0024%	0.0052%	0.0034%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund

$27,938	$79,632	$151,669	$48,319	$62,328	$38,252	$125,056	$46,597

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2019 was equivalent to the following annual effective rates of each fund’s average daily net assets:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0252%	0.0175%	0.0159%	0.0207%	0.0187%	0.0244%	0.0168%	0.0235%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense for each fund. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the six months ended September 30, 2019 and were as follows:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund

$241	$246	$447	$241	$434	$248	$445	$432

Notes to Financial Statements (unaudited) – continued

The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to the following at September 30, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund

$1,053	$1,334	$3,058	$1,051	$3,109	$1,330	$3,083	$3,109

Other – These funds and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended September 30, 2019, the fee paid by each fund under this agreement amounted to the following and is included in “Miscellaneous” expense in the Statements of Operations:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund

$69	$204	$317	$109	$143	$69	$236	$83

MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

Each fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended September 30, 2019, the Virginia Fund engaged in purchase transactions pursuant to this policy, which amounted to $130,112.

(4)	Portfolio Securities

For the six months ended September 30, 2019, purchases and sales of investments, other than short-term obligations, were as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Purchases	$12,245,054	$53,453,816	$94,771,198	$18,761,865	$38,008,520	$11,679,835	$42,519,238	$9,687,638
Sales	$9,359,675	$26,392,472	$50,797,539	$9,700,249	$13,833,543	$13,739,516	$33,590,394	$6,289,028

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Mississippi Fund				New York Fund

	Six Months Ended 9/30/19		Year ended 3/31/19		Six Months Ended 9/30/19		Year ended 3/31/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	534,057	$5,226,066	545,608	$5,190,264	2,211,898	$24,782,185	3,275,968	$35,336,253

Class B	118	1,156	5,519	52,598	6,101	67,730	17,751	191,010

Class C	—	—	—	—	204,022	2,277,986	267,399	2,889,240

Class I	100,004	973,656	473,183	4,502,400	943,756	9,320,872	1,320,098	12,577,410
Class R6	33,680	327,250	35,081	331,385	102,373	1,011,864	113,363	1,080,551
	667,859	$6,528,128	1,059,391	$10,076,647	3,468,150	$37,460,637	4,994,579	$52,074,464

Shares issued to shareholders in reinvestment of distributions

Class A	115,630	$1,130,285	244,649	$2,324,953	174,853	$1,959,107	392,614	$4,246,243

Class B	611	5,978	1,642	15,621	2,207	24,653	7,340	79,179

Class C	—	—	—	—	14,067	157,361	38,069	411,169

Class I	13,365	130,462	25,116	238,243	107,458	1,064,959	224,949	2,151,625
Class R6	1,675	16,354	2,339	22,202	3,715	36,850	6,419	61,370

	131,281	$1,283,079	273,746	$2,601,019	302,300	$3,242,930	669,391	$6,949,586

Notes to Financial Statements (unaudited) – continued

	Mississippi Fund – continued				New York Fund – continued

	Six Months Ended 9/30/19		Year ended 3/31/19		Six Months Ended 9/30/19		Year ended 3/31/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares reacquired

Class A	(408,170)	$(3,973,438)	(1,238,444)	$(11,763,289)	(728,302)	$(8,171,952)	(2,813,771)	$(30,379,241)

Class B	(4,351)	(42,638)	(44,553)	(423,104)	(34,882)	(387,379)	(130,055)	(1,401,065)

Class C	—	—	—	—	(193,144)	(2,164,375)	(874,616)	(9,448,349)

Class I	(37,033)	(360,179)	(284,865)	(2,698,902)	(282,865)	(2,807,690)	(477,721)	(4,555,778)
Class R6	(6,153)	(59,613)	(6,219)	(59,094)	(24,631)	(244,178)	(57,538)	(546,249)

	(455,707)	$(4,435,868)	(1,574,081)	$(14,944,389)	(1,263,824)	$(13,775,574)	(4,353,701)	$(46,330,682)

Net change

Class A	241,517	$2,382,913	(448,187)	$(4,248,072)	1,658,449	$18,569,340	854,811	$9,203,255

Class B	(3,622)	(35,504)	(37,392)	(354,885)	(26,574)	(294,996)	(104,964)	(1,130,876)

Class C	—	—	—	—	24,945	270,972	(569,148)	(6,147,940)

Class I	76,336	743,939	213,434	2,041,741	768,349	7,578,141	1,067,326	10,173,257
Class R6	29,202	283,991	31,201	294,493	81,457	804,536	62,244	595,672
	343,433	$3,375,339	(240,944)	$(2,266,723)	2,506,626	$26,927,993	1,310,269	$12,693,368

	North Carolina Fund				Pennsylvania Fund

	Six Months Ended 9/30/19		Year ended 3/31/19		Six Months Ended 9/30/19		Year ended 3/31/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	3,001,502	$35,216,972	7,261,189	$82,693,501	1,018,447	$10,575,402	1,771,061	$17,891,142

Class B	4,245	49,839	2,493	28,398	336	3,474	18,928	192,165

Class C	697,985	8,203,025	489,994	5,591,897	—	—	—	—

Class I	1,786,667	17,543,776	2,775,520	26,356,354	410,296	4,071,568	1,293,868	12,459,198
Class R6	592,619	5,805,373	850,563	8,080,984	227,251	2,252,410	1,044,407	10,047,765
	6,083,018	$66,818,985	11,379,759	$122,751,134	1,656,330	$16,902,854	4,128,264	$40,590,270
Shares issued to shareholders in reinvestment of distributions

Class A	358,456	$4,221,462	748,567	$8,549,737	163,471	$1,706,258	319,198	$3,227,465

Class B	1,086	12,766	3,555	40,567	2,615	27,363	7,592	76,974

Class C	33,996	400,117	82,267	939,237	—	—	—	—

Class I	88,520	869,184	157,548	1,499,681	29,817	296,594	53,760	517,724
Class R6	29,905	293,672	50,784	483,519	3,463	34,467	5,131	49,427
	511,963	$5,797,201	1,042,721	$11,512,741	199,366	$2,064,682	385,681	$3,871,590

Shares reacquired

Class A	(1,638,761)	$(19,280,194)	(7,214,292)	$(82,016,720)	(471,056)	$(4,905,194)	(1,567,420)	$(15,820,539)

Class B	(24,161)	(284,368)	(93,447)	(1,066,180)	(36,615)	(381,933)	(136,042)	(1,375,724)

Class C	(471,582)	(5,530,463)	(1,867,146)	(21,304,816)	—	—	—	—

Class I	(501,249)	(4,899,670)	(1,564,867)	(14,848,940)	(184,837)	(1,845,310)	(1,403,939)	(13,476,827)
Class R6	(138,588)	(1,358,165)	(607,918)	(5,764,526)	(102,060)	(1,018,776)	(76,263)	(729,216)
	(2,774,341)	$(31,352,860)	(11,347,670)	$(125,001,182)	(794,568)	$(8,151,213)	(3,183,664)	$(31,402,306)

Net change

Class A	1,721,197	$20,158,240	795,464	$9,226,518	710,862	$7,376,466	522,839	$5,298,068

Class B	(18,830)	(221,763)	(87,399)	(997,215)	(33,664)	(351,096)	(109,522)	(1,106,585)

Class C	260,399	3,072,679	(1,294,885)	(14,773,682)	—	—	—	—

Class I	1,373,938	13,513,290	1,368,201	13,007,095	255,276	2,522,852	(56,311)	(499,905)
Class R6	483,936	4,740,880	293,429	2,799,977	128,654	1,268,101	973,275	9,367,976
	3,820,640	$41,263,326	1,074,810	$9,262,693	1,061,128	$10,816,323	1,330,281	$13,059,554

Notes to Financial Statements (unaudited) – continued

	South Carolina Fund				Tennessee Fund

	Six Months Ended 9/30/19		Year ended 3/31/19		Six Months Ended 9/30/19		Year ended 3/31/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	1,765,111	$21,429,267	1,719,921	$20,279,544	347,052	$3,637,444	462,110	$4,713,140

Class B	2,178	26,253	255	3,013	0	0	7,072	71,857

Class I	650,687	6,391,291	1,702,198	16,284,807	116,821	1,142,398	1,412,957	13,431,827
Class R6	312,475	3,071,114	255,394	2,438,833	52,353	511,242	107,918	1,025,704
	2,730,451	$30,917,925	3,677,768	$39,006,197	516,226	$5,291,084	1,990,057	$19,242,528

Shares issued to shareholders in reinvestment of distributions

Class A	182,957	$2,222,849	387,494	$4,570,191	97,031	$1,018,603	214,720	$2,191,612

Class B	1,609	19,529	4,408	51,955	614	6,436	1,965	20,028

Class I	38,629	380,251	77,428	739,976	40,872	401,060	70,422	671,481
Class R6	9,178	90,433	11,011	105,268	5,910	57,963	11,155	106,332
	232,373	$2,713,062	480,341	$5,467,390	144,427	$1,484,062	298,262	$2,989,453

Shares reacquired

Class A	(561,946)	$(6,811,954)	(2,508,703)	$(29,554,039)	(523,305)	$(5,466,157)	(2,052,103)	$(20,871,310)

Class B	(20,492)	(248,735)	(71,279)	(837,585)	(20,855)	(218,184)	(63,868)	(650,432)

Class I	(363,387)	(3,573,344)	(1,165,616)	(11,129,599)	(155,905)	(1,528,637)	(879,035)	(8,362,904)
Class R6	(26,918)	(264,115)	(90,825)	(867,764)	(20,688)	(201,874)	(117,076)	(1,108,305)
	(972,743)	$(10,898,148)	(3,836,423)	$(42,388,987)	(720,753)	$(7,414,852)	(3,112,082)	$(30,992,951)

Net change

Class A	1,386,122	$16,840,162	(401,288)	$(4,704,304)	(79,222)	$(810,110)	(1,375,273)	$(13,966,558)

Class B	(16,705)	(202,953)	(66,616)	(782,617)	(20,241)	(211,748)	(54,831)	(558,547)

Class I	325,929	3,198,198	614,010	5,895,184	1,788	14,821	604,344	5,740,404
Class R6	294,735	2,897,432	175,580	1,676,337	37,575	367,331	1,997	23,731
	1,990,081	$22,732,839	321,686	$2,084,600	(60,100)	$(639,706)	(823,763)	$(8,760,970)

	Virginia Fund				West Virginia Fund

	Six Months Ended 9/30/19		Year ended 3/31/19		Six Months Ended 9/30/19		Year ended 3/31/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold

Class A	1,657,330	$18,732,301	3,271,999	$35,765,836	385,024	$4,308,562	413,719	$4,470,771

Class B	68	765	402	4,383	21	447	489	5,327

Class C	163,148	1,843,540	190,412	2,082,951	—	—	—	—

Class I	1,220,601	12,007,227	3,157,924	30,014,524	214,230	2,096,867	283,316	2,706,452
Class R6	244,867	2,405,256	636,159	6,047,513	28,115	276,570	14,480	137,894
	3,286,014	$34,989,089	7,256,896	$73,915,207	627,390	$6,682,446	712,004	$7,320,444

Shares issued to shareholders in reinvestment of distributions

Class A	266,971	$3,018,652	566,761	$6,210,296	129,412	$1,439,303	274,241	$2,972,867

Class B	621	7,012	1,597	17,496	377	4,182	1,181	12,797

Class C	14,540	164,381	37,095	406,380	—	—	—	—

Class I	85,731	842,706	155,514	1,481,342	9,514	93,140	23,410	223,368
Class R6	18,722	184,208	29,762	283,726	552	5,409	548	5,235
	386,585	$4,216,959	790,729	$8,399,240	139,855	$1,542,034	299,380	$3,214,267

Notes to Financial Statements (unaudited) – continued

	Virginia Fund – continued				West Virginia Fund – continued

	Six Months Ended 9/30/19		Year ended 3/31/19		Six Months Ended 9/30/19		Year ended 3/31/19

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares reacquired

Class A	(1,415,605)	$(15,965,426)	(3,668,679)	$(40,097,012)	(391,137)	$(4,346,247)	(994,867)	$(10,776,457)

Class B	(14,667)	(165,865)	(17,442)	(191,260)	(23,703)	(263,715)	(13,020)	(141,096)

Class C	(261,693)	(2,942,244)	(837,521)	(9,171,726)	—	—	—	—

Class I	(531,946)	(5,207,447)	(2,004,384)	(19,022,513)	(82,474)	(808,327)	(394,764)	(3,740,093)
Class R6	(52,159)	(512,876)	(266,778)	(2,531,768)	(3,186)	(31,174)	(3,150)	(30,034)
	(2,276,070)	$(24,793,858)	(6,794,804)	$(71,014,279)	(500,500)	$(5,449,463)	(1,405,801)	$(14,687,680)

Net change

Class A	508,696	$5,785,527	170,081	$1,879,120	123,299	$1,401,618	(306,907)	$(3,332,819)

Class B	(13,978)	(158,088)	(15,443)	(169,381)	(23,305)	(259,086)	(11,350)	(122,972)

Class C	(84,005)	(934,323)	(610,014)	(6,682,395)	—	—	—	—

Class I	774,386	7,642,486	1,309,054	12,473,353	141,270	1,381,680	(88,038)	(810,273)
Class R6	211,430	2,076,588	399,143	3,799,471	25,481	250,805	11,878	113,095
	1,396,529	$14,412,190	1,252,821	$11,300,168	266,745	$2,775,017	(394,417)	$(4,152,969)

Class T shares were not publicly available for sale during the period. Please see each fund’s prospectus for details.

Effective June 1, 2019, purchases of each fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see each fund’s prospectus for details.

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2019, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations, with the exception of the Virginia Fund, whose committment fee and interest expense are included in “Interest expense and fees” in the Statements of Operations.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$275	$733	$1,255	$415	$591	$313	$995	$336
Interest Expense	—	—	—	—	—	—	—	—

(7)	Investments in Affiliated Issuers

An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer.

Notes to Financial Statements (unaudited) – continued

Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2019, are as follows:

	Affiliated Issuer – MFS Institutional Money Market Portfolio

	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Mississippi Fund	$697,666	$12,172,950	$11,961,805	$196	$(70)	$908,937
New York Fund	2,766,824	40,594,827	40,379,664	580	(181)	2,982,386
North Carolina Fund	8,877,352	73,537,420	75,796,288	1,119	(601)	6,619,002
Pennsylvania Fund	2,730,549	23,689,602	24,083,761	20	(216)	2,336,194
South Carolina Fund	5,275,936	27,947,685	29,484,788	(54)	(328)	3,738,451
Tennessee Fund	940,434	12,556,560	13,093,298	189	(43)	403,842
Virginia Fund	4,084,274	42,874,556	39,312,340	(625)	(106)	7,645,759
West Virginia Fund	518,129	10,412,168	10,928,307	15	(51)	1,954

					Dividend Income	Capital Gain Distributions
Mississippi Fund					$8,522	$—
New York Fund					56,032	—
North Carolina Fund					100,730	—
Pennsylvania Fund					27,860	—
South Carolina Fund					38,480	—
Tennessee Fund					11,400	—
Virginia Fund					44,916	—
West Virginia Fund					11,156	—

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed each Fund’s total return investment performance as well as its respective Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense groups based on information provided by Broadridge. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to each Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to each Fund, as well as the more extensive regulatory burdens imposed on MFS in managing each Fund, in comparison to the relevant separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of each Fund in comparison to the relevant separate accounts.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

MFS Mississippi Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the five-year period ended December 31, 2018 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.

Board Review of Investment Advisory Agreement – continued

MFS New York Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the five-year period ended December 31, 2018 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

MFS North Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the five-year period ended December 31, 2018 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median. The Trustees also noted that MFS has agreed to further reduce such expense limitation for the Fund effective August 1, 2019, which may not be changed without the Trustees’ approval.

MFS Pennsylvania Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the five-year period ended December 31, 2018 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

Board Review of Investment Advisory Agreement – continued

MFS South Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the five-year period ended December 31, 2018 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

MFS Tennessee Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the five-year period ended December 31, 2018 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median. The Trustees also noted that MFS has agreed to further reduce such expense limitation for the Fund effective August 1, 2019, which may not be changed without the Trustees’ approval.

MFS Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the five-year period ended December 31, 2018 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

Board Review of Investment Advisory Agreement – continued

MFS West Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the five-year period ended December 31, 2018 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). Each fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

September 30, 2019

MFS® Municipal Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

LMB-SEM

MFS® Municipal Income Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Slowing global growth, low inflation, and increasing trade friction between the United States and China have been hallmarks of the past 12 months. After experiencing an uptick in market volatility in late 2018, markets steadied during the first half of 2019, thanks in large measure to the adoption of a dovish policy stance on the part of global central banks, focused on supporting economic growth. The U.S. and China have raised tariffs on each other, heightening tensions and uncertainty. While British Prime Minister Boris Johnson has negotiated a reworked withdrawal agreement with the European Union, Parliament has not yet approved the deal, leading the EU to grant the United Kingdom a Brexit delay until no later than January 31, 2020. The combination of Brexit uncertainty and the deteriorating outlook for global trade has hampered business confidence and investment in the U.K. and Europe.

Markets expect that the longest economic expansion in U.S. history will continue for the time being, albeit at a slower pace. In an effort to prolong the expansion, the U.S. Federal Reserve lowered interest rates for the first time in more than a decade in July and again in September and October. Similarly, the European Central Bank loosened policy in September. While markets have grown more risk averse, the accommodative monetary environment has helped push global interest rates toward record-low levels and has been somewhat supportive of risk assets despite the unsettled economic and geopolitical backdrop.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

November 15, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten industries (i)
Healthcare Revenue – Hospitals	15.5%
General Obligations – General Purpose	8.9%
Universities – Colleges	6.4%
Airport Revenue	5.8%
General Obligations – Schools	5.5%
Housing – Single Family	5.2%
Water & Sewer Utility Revenue	5.0%
Sales & Excise Tax Revenue	4.5%
State & Local Agencies	4.2%
Transportation – Special Tax	4.2%

Composition including fixed income credit quality (a)(i)
AAA	4.9%
AA	27.7%
A	32.4%
BBB	18.9%
BB	5.5%
B	0.8%
CCC	0.1%
CC	0.2%
C	1.5%
D	1.1%
Not Rated	7.6%
Cash & Cash Equivalents	1.1%
Other	(1.8)%

Portfolio facts (i)
Average Duration (d)	7.1
Average Effective Maturity (m)	17.5 yrs.

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

2

Portfolio Composition – continued

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.

Percentages are based on net assets as of September 30, 2019.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, April 1, 2019 through September 30, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2019 through September 30, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/19	Ending Account Value 9/30/19	Expenses Paid During Period (p) 4/01/19-9/30/19
A	Actual	0.76%	$1,000.00	$1,044.34	$3.88
	Hypothetical (h)	0.76%	$1,000.00	$1,021.20	$3.84
B	Actual	1.52%	$1,000.00	$1,040.46	$7.75
	Hypothetical (h)	1.52%	$1,000.00	$1,017.40	$7.67
C	Actual	1.52%	$1,000.00	$1,040.36	$7.75
	Hypothetical (h)	1.52%	$1,000.00	$1,017.40	$7.67
I	Actual	0.51%	$1,000.00	$1,045.67	$2.61
	Hypothetical (h)	0.51%	$1,000.00	$1,022.45	$2.58
R6	Actual	0.45%	$1,000.00	$1,044.84	$2.30
	Hypothetical (h)	0.45%	$1,000.00	$1,022.75	$2.28
A1	Actual	0.51%	$1,000.00	$1,044.47	$2.61
	Hypothetical (h)	0.51%	$1,000.00	$1,022.45	$2.58
B1	Actual	1.27%	$1,000.00	$1,041.74	$6.48
	Hypothetical (h)	1.27%	$1,000.00	$1,018.65	$6.41

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.04% of investment related expenses from self-deposited inverse floaters (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

5

PORTFOLIO OF INVESTMENTS

9/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Municipal Bonds - 99.3%

Issuer	Shares/Par	Value ($)
Alabama - 2.4%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	$930,000	$1,003,637
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	6,570,000	7,085,219
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 12/01/2049 (Put Date 12/01/2025)	20,000,000	22,325,800
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 2.3% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	20,175,000	19,965,583
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	785,000	901,934
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	1,175,000	940,353
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,655,000	1,084,091
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	2,370,000	1,087,925
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	4,495,000	1,930,153
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	310,000	329,958
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	455,000	511,233
Lower, AL, Gas District Project Rev., “A”, 5%, 9/01/2046	2,805,000	3,927,028
Mobile, AL, General Obligation Warrants, “A”, 5%, 2/15/2030	3,130,000	3,842,951
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.8%, 5/01/2034	3,565,000	3,651,915
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	7,460,000	8,332,895
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	14,090,000	16,230,694
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2038	1,505,000	1,857,050
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	620,000	763,201
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	4,070,000	4,987,256
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	2,480,000	3,020,268

		$103,779,144

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - 1.3%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	$370,000	$433,155
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	990,000	1,143,262
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	1,235,000	1,416,755
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.125%, 7/01/2037	1,000,000	1,100,010
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.25%, 7/01/2047	750,000	819,278
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037	95,000	104,931
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047	160,000	174,003
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051	425,000	460,704
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2037	1,000,000	1,167,190
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2047	2,350,000	2,705,672
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2052	1,870,000	2,137,316
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037	165,000	182,249
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047	165,000	179,441
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051	310,000	336,043
Arizona Industrial Development Authority Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2043	1,875,000	2,134,425
Arizona Industrial Development Authority Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2054	4,790,000	5,362,453
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,965,000	2,007,444
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2038	675,000	783,594
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	465,000	530,360

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2038	$3,000,000	$3,570,090
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	470,000	509,955
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	140,000	151,901
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	570,000	608,931
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	340,000	363,038
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	700,000	780,633
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	560,000	618,671
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	895,000	984,545
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	840,000	906,402
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	925,000	982,757
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046	610,000	653,548
Phoenix, AZ, Industrial Development Authority Solid Waste Disposal Rev. (Republic Services, Inc. Project), 1.52%, 12/01/2035 (Put Date 11/01/2019)	1,035,000	1,034,824
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2030	150,000	180,971
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2031	375,000	450,810
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2033	150,000	179,282
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2037	500,000	591,070
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2042	605,000	706,344
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037	1,075,000	1,107,637

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047	$1,020,000	$1,051,630
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052	550,000	566,341
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2038	8,000,000	9,699,520
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2037	4,000,000	5,389,040
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	2,150,000	2,196,569

		$56,462,794
Arkansas - 0.2%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	$1,665,000	$2,001,746
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	435,000	496,331
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	215,000	224,970
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	435,000	454,488
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	45,000	45,820
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	4,995,000	1,960,188
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,520,000	1,694,861

		$6,878,404
California - 8.9%
Alameda, CA, Corridor Transportation Authority Senior Lien Rev., “A”, AGM, 5%, 10/01/2028	$985,000	$1,123,087
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, 5%, 6/01/2025	3,960,000	4,805,539
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, 5%, 6/01/2026	4,145,000	5,169,271
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2031	1,550,000	1,632,662
California Educational Facilities Authority Rev. (Stanford University), “U-7”, 5%, 6/01/2046	7,840,000	11,909,117

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2036 (Prerefunded 10/01/2021)	$450,000	$494,361
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2036 (Prerefunded 10/01/2021)	475,000	522,320
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2046	2,530,000	2,942,516
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 8/15/2031	5,000,000	5,359,600
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	595,000	912,736
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	1,185,000	1,862,287
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	1,500,000	1,773,690
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,750,000	2,066,277
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2043	1,000,000	1,186,060
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,510,000	1,764,299
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	4,890,000	5,671,471
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	235,000	270,819
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	850,000	878,807
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	2,150,000	2,468,243
California Municipal Finance Authority Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029) (w)	4,280,000	4,307,135
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 1.55%, 8/01/2023 (Put Date 11/01/2019)	8,610,000	8,608,708
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	3,635,000	3,775,747
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	260,000	301,337
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	510,000	585,169
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	510,000	577,514

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	$9,180,000	$10,396,717
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	9,250,000	10,734,162
California School Finance Authority, Charter School Rev. (Inspire Charter Schools), “B”, 3%, 7/15/2020	2,005,000	2,004,940
California School Finance Authority, Charter School Rev. (Inspire Charter Schools), “C”, 4%, 7/15/2020	4,775,000	4,781,733
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	560,000	610,725
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	585,000	646,144
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	505,000	580,285
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,340,000	1,497,061
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 3.5%, 7/01/2034	795,000	866,892
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2034	1,000,000	1,231,610
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2035	1,475,000	1,808,866
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3%, 11/01/2022	1,420,000	1,440,448
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027	3,930,000	4,248,291
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032	485,000	574,376
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041	955,000	1,103,732
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	90,000	96,618
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	190,000	215,420
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	645,000	728,844
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,475,000	2,750,789
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	4,640,000	5,198,656
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	990,000	1,120,522

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029	$340,000	$396,018
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039	475,000	556,833
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049	1,040,000	1,201,242
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052	505,000	581,028
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	1,840,000	1,847,139
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	4,495,000	3,582,065
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2031	4,015,000	3,093,557
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2033	2,785,000	2,017,844
Foothill-De Anza, CA, Community College District, Capital Appreciation, NATL, 0%, 8/01/2034	21,410,000	15,378,803
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2034	3,000,000	3,540,090
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	2,325,000	2,366,734
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.25%, 6/01/2047	880,000	906,136
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	2,620,000	2,965,159
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036	640,000	680,922
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	480,000	545,990
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	480,000	533,875
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	820,000	907,699
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2029	2,990,000	3,060,444
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	465,000	571,852
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	825,000	1,009,066

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	$1,030,000	$1,255,652
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	1,770,000	2,192,499
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	3,605,000	4,333,426
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2038	4,040,000	4,803,439
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	6,435,000	7,629,336
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	3,595,000	3,642,993
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	580,000	463,693
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	6,500,000	7,574,775
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2046	2,000,000	2,320,480
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2023, 5.875% to 8/01/2028	1,860,000	2,020,351
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2027	1,930,000	1,676,707
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2029	3,915,000	3,211,318
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2030	4,335,000	3,443,464
Oceanside, CA, Unified School District, Capital Appreciation, ETM, ASSD GTY, 0%, 8/01/2024	350,000	326,095
Oroville, CA, Rev. (Oroville Hospital), 5.25%, 4/01/2049	820,000	966,378
Oroville, CA, Rev. (Oroville Hospital), 5.25%, 4/01/2054	1,230,000	1,443,749
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,640,000	1,914,798
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	2,210,000	2,219,724
Port of Oakland, CA, Rev., “P”, 5%, 5/01/2033	10,815,000	11,661,923
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	2,015,000	2,039,523
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/2039 (Prerefunded 6/01/2023)	4,655,000	5,346,780
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2041	10,000,000	11,849,200

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2041	$6,000,000	$7,097,040
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2028 (Prerefunded 8/15/2021)	835,000	894,920
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2028	2,435,000	2,607,836
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2040	9,315,000	9,555,420
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2024	500,000	566,655
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2025	1,500,000	1,699,380
San Diego, CA, Association of Governments Capital Grant Receipts Rev. (Mid-Coast Corridor Transit Project), 1.8%, 11/15/2027	6,465,000	6,528,486
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2028	6,000,000	6,536,040
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	1,230,000	1,479,702
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2037	4,450,000	5,501,980
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2038	4,300,000	5,299,836
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2039	4,900,000	6,020,042
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2040	2,285,000	2,800,610
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	340,000	386,417
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	7,570,000	7,969,847
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NATL, 0%, 9/01/2026	5,100,000	4,598,160
State of California, 5%, 4/01/2024	4,365,000	4,775,354
State of California, 5.25%, 10/01/2028	2,965,000	3,198,375
State of California, 5%, 8/01/2029	5,000,000	6,151,850
State of California, 5%, 4/01/2031	3,180,000	4,292,809
State of California, 5%, 9/01/2034	9,000,000	10,951,110
State of California, 6%, 11/01/2039	3,000,000	3,011,670
State of California, 5%, 4/01/2045	19,730,000	24,759,572
Upland, CA (San Antonio Community Hospital), COP, 6.375%, 1/01/2032 (Prerefunded 1/01/2021)	2,075,000	2,208,298
Upland, CA (San Antonio Community Hospital), COP, 6.5%, 1/01/2041 (Prerefunded 1/01/2021)	915,000	975,070

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/2029	$3,440,000	$2,788,946

		$384,339,827
Colorado - 4.0%
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2034	$2,535,000	$3,089,886
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2035	5,000,000	6,080,400
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 5/01/2040	1,815,000	1,819,410
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), 5%, 12/01/2031	1,725,000	1,969,191
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	1,020,000	1,150,060
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	195,000	218,162
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	740,000	813,593
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	605,000	661,531
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	545,000	590,551
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	490,000	558,855
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	495,000	559,751
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	700,000	767,655
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 5%, 12/01/2038	1,335,000	1,607,767
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	3,440,000	3,706,910
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,855,000	2,091,624
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	305,000	363,017
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	365,000	427,357
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	385,000	449,245
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 5%, 11/15/2041	10,000,000	11,789,200

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	$3,950,000	$4,275,440
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	3,185,000	3,422,314
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	1,195,000	1,377,465
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2036 (w)	5,710,000	6,536,808
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2037 (w)	4,725,000	5,372,750
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	4,620,000	5,162,296
Colorado Health Facilities Authority Rev., Improvement Bonds (Frasier Meadows Retirement Community Project), “B”, 5%, 5/15/2048	2,420,000	2,554,963
Colorado Health Facilities Hospital Authority Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	3,200,000	3,666,624
Colorado Health Facilities Hospital Authority Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	6,805,000	7,599,892
Colorado High Performance Transportation Enterprise Rev. (C-470 Express Lanes), 5%, 12/31/2056	1,900,000	2,078,410
Colorado Housing & Finance Authority Rev., “B-1”, GNMA, 4%, 11/01/2048	2,835,000	3,040,396
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “C”, 4.75%, 5/01/2049 (u)	6,120,000	6,830,716
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class III, “H”, 4.25%, 11/01/2049	7,000,000	7,732,550
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	6,150,000	6,353,257
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	5,000,000	5,145,900
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2036	2,755,000	3,337,049
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2040	10,000,000	12,007,600
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2025	3,000,000	3,571,890
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2041	1,500,000	1,779,015
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2028	1,930,000	2,125,625
Denver, CO, City & County School District No. 1, 5%, 12/01/2024 (Prerefunded 12/01/2021)	10,000,000	10,802,400

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Denver, CO, City & County Special Facilities Airport Refunding
Rev. (United Airlines), 5%, 10/01/2032	$1,145,000	$1,254,164
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	965,000	1,113,803
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,635,000	1,875,770
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	1,210,000	1,338,974
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2030	1,470,000	1,764,309
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2031	1,660,000	1,985,559
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2032	1,755,000	2,093,820
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2033	1,760,000	2,095,826
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2034	1,445,000	1,716,313
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2035	1,630,000	1,931,599
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2045	5,280,000	6,070,046
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	1,215,000	1,558,323
University of Colorado, Enterprise Rev., 5%, 6/01/2029 (Prerefunded 6/01/2021)	4,220,000	4,481,176

		$172,767,207
Connecticut - 1.1%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2025	$2,990,000	$3,370,388
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	4,230,000	4,667,763
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “B-2”, 4%, 11/15/2032	1,090,000	1,120,073
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	2,070,000	2,147,459
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	1,170,000	1,205,580
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2028	4,290,000	5,276,614
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2029	2,375,000	2,906,454

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2030	$2,355,000	$2,867,401
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2031	2,015,000	2,441,958
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	5,980,000	6,166,636
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2028	4,595,000	4,932,870
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2029	4,595,000	4,931,492
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2030	4,615,000	4,950,649

		$46,985,337
Delaware - 0.1%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2036	$235,000	$270,631
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	475,000	536,788
University of Delaware, 5%, 11/01/2040	1,085,000	1,533,897

		$2,341,316
District of Columbia - 0.6%
District of Columbia Rev. (Georgetown University), 5%, 4/01/2035	$3,000,000	$3,623,820
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2033 (Prerefunded 7/01/2023)	560,000	655,945
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	1,450,000	1,698,428
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	3,435,000	3,581,400
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	4,505,000	4,660,648
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2040	11,570,000	12,206,234

		$26,426,475
Florida - 2.5%
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	$20,000	$21,785
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	1,045,000	1,150,629
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	485,000	533,427

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	$1,405,000	$1,549,027
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.125%, 5/01/2023	75,000	75,930
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	100,000	104,244
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	625,000	657,756
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	2,855,000	2,919,009
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	5,850,000	6,332,566
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)	100,000	95,780
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)	835,000	799,145
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)	1,265,000	1,211,895
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)	180,000	172,773
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029	1,350,000	1,569,186
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030	1,420,000	1,645,638
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	585,000	681,203
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	2,270,000	2,549,460
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2030	2,425,000	2,491,639
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	5,130,000	5,254,351
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037	305,000	324,075
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047	1,200,000	1,267,260
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033	550,000	600,226

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038	$680,000	$743,553
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048	1,230,000	1,355,214
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “B”, 3%, 7/01/2045	1,650,000	1,683,974
Florida Housing Finance Corp, Homeowner Mortgage Rev., “1”, 4%, 7/01/2049 (u)	5,110,000	5,522,581
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 5/01/2037	1,190,000	1,151,813
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053	570,000	622,702
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034	1,935,000	2,206,461
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	265,000	274,384
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	125,000	132,316
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	195,000	204,247
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	605,000	663,056
Marshall Creek Community Development District, FL, Capital Improvement and Special Assessment, “A”, 3.5%, 5/01/2020	520,000	521,477
Martin County, FL, Health Facilities Authority Hospital Rev. (Cleveland Clinic Health System), “A”, 4%, 1/01/2046	6,490,000	7,239,725
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2039	2,000,000	2,251,000
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 10/01/2035	5,885,000	6,083,383
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6.125%, 8/01/2042 (Prerefunded 8/01/2020)	1,645,000	1,708,365
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6.125%, 8/01/2042	595,000	615,349
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 10/01/2039 (Prerefunded 10/01/2020)	1,000,000	1,037,250
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	6,920,000	7,708,742
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	280,000	297,307
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	135,000	142,453

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	$230,000	$242,698
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	5,785,000	6,591,024
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	495,000	603,484
Palm Beach County, FL, Health Facilities Authority, Hospital Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2049 (w)	9,785,000	10,678,370
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	430,000	484,257
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	685,000	737,629
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	885,000	952,667
Pinellas County, FL, Industrial Development Authority Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), 5%, 7/01/2039	1,000,000	1,165,140
Pinellas County, FL, Sewer Rev., AGM, 5%, 10/01/2032	330,000	331,010
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	1,025,000	1,026,712
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027	125,000	118,039
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045 (Prerefunded 8/01/2020)	6,795,000	7,052,598
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	52,264	33,449
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	245,000	276,909
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	225,000	252,333
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	485,000	536,808
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	1,455,000	1,597,765

		$106,853,248
Georgia - 3.4%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$965,000	$1,071,507

21

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	$965,000	$1,064,221
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2035	7,450,000	8,494,862
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2038	6,000,000	6,763,560
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2040	5,250,000	5,888,662
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2025	1,415,000	1,534,879
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2026	800,000	867,032
Atlanta, GA, Airport Rev., “B”, 5%, 7/01/2044	9,800,000	11,980,206
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	2,770,000	2,780,471
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	855,000	944,211
Brookhaven, GA, Development Authority Rev. (Children’s Healthcare of Atlanta, Inc.), “A”, 4%, 7/01/2044	4,000,000	4,478,120
Brookhaven, GA, Development Authority Rev. (Children’s Healthcare of Atlanta, Inc.), “A”, 4%, 7/01/2049	6,005,000	6,668,492
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	5,115,000	5,183,439
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	1,295,000	1,356,681
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	650,000	735,722
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,140,000	1,280,049
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2030 (w)	1,200,000	1,559,412
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2033 (w)	1,380,000	1,772,155
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2034 (w)	1,800,000	2,304,234
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	4,850,000	5,051,857
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	5,285,000	5,683,542
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	1,415,000	1,521,125
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	4,345,000	4,669,094
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	3,910,000	4,194,413

22

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2026	$3,680,000	$3,846,226
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2027	2,285,000	2,387,048
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2047	3,090,000	3,284,052
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	885,000	921,205
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	4,545,000	4,906,191
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	845,000	1,039,485
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,740,000	2,225,216
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	1,865,000	2,215,042
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2031	5,760,000	7,098,566
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	6,390,000	7,194,054
Georgia Municipal Electric Authority (Pant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	1,940,000	2,236,665
Georgia Municipal Electric Authority (Pant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2063	1,945,000	2,223,116
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	3,065,000	3,392,403
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	4,000,000	4,658,400
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2045	5,000,000	5,817,150
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054	4,215,000	4,949,506
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2037	590,000	667,768
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2047	405,000	451,348

		$147,361,387
Guam - 0.0%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$545,000	$575,607
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	910,000	916,197

23

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	$130,000	$133,182
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	370,000	390,972

		$2,015,958
Hawaii - 0.2%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029 (Prerefunded 11/15/2019)	$305,000	$307,669
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044 (Prerefunded 11/15/2019)	1,100,000	1,109,889
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	1,380,000	1,490,427
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	850,000	918,017
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2022)	3,695,000	4,001,907
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2031	1,380,000	1,485,404
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2032	920,000	989,635

		$10,302,948
Idaho - 0.1%
Idaho Housing and Finance Association, Tax Exempt Mortgage-backed Securities, “E”, GNMA, 3.5%, 8/21/2049	$2,196,544	$2,298,837

Illinois - 9.6%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$9,190,000	$9,445,390
Chicago, IL, “A”, 5.25%, 1/01/2028	345,000	381,987
Chicago, IL, “A”, 5%, 1/01/2036	1,110,000	1,195,403
Chicago, IL, “A”, 5%, 1/01/2040	2,170,000	2,468,093
Chicago, IL, “A”, 5%, 1/01/2044	6,715,000	7,579,691
Chicago, IL, “A”, 5.5%, 1/01/2049	6,995,000	8,177,085
Chicago, IL, “A”, AGM, 5%, 1/01/2027	200,000	200,574
Chicago, IL, “A”, AGM, 5%, 1/01/2028 (Prerefunded 1/01/2020)	7,700,000	7,780,773
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	245,000	245,605
Chicago, IL, “A”, AGM, 4.625%, 1/01/2031	505,000	506,192
Chicago, IL, “A”, AGM, 5%, 1/01/2037	2,730,000	2,737,972
Chicago, IL, “C”, NATL, 5%, 1/01/2028	165,000	165,606
Chicago, IL, “C”, NATL, 5%, 1/01/2029	3,025,000	3,036,102
Chicago, IL, “D”, 5.5%, 1/01/2033	935,000	1,053,745
Chicago, IL, Board of Education, 5%, 12/01/2042	4,045,000	4,273,785
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	6,805,000	7,472,366

24

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	$1,405,000	$1,296,239
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	1,205,000	1,081,909
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	9,895,000	7,585,804
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2029	3,290,000	2,432,100
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2030	1,335,000	947,236
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2019	825,000	821,651
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	645,000	595,071
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	14,590,000	13,099,631
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	3,405,000	2,795,267
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2028	3,895,000	2,986,024
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	270,000	310,279
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	1,785,000	2,011,249
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	1,620,000	1,816,765
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	15,110,000	18,117,645
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2025	2,505,000	2,913,365
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2026	970,000	1,149,033
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2027	2,455,000	2,956,016
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,165,000	1,422,791
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	775,000	959,349
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	580,000	726,862
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	1,550,000	1,967,307
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	2,760,000	3,342,691

25

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	$5,300,000	$6,392,065
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	4,540,000	5,458,306
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AAC, 5.5%, 12/01/2019	350,000	351,992
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	310,000	377,224
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	200,000	242,224
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	200,000	241,210
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	200,000	240,454
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	180,000	215,908
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	175,000	209,253
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	130,000	155,007
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	1,205,000	1,378,978
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	3,245,000	3,693,556
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	3,675,000	4,115,155
Chicago, IL, Capital Appreciation “A”, NATL, 0%, 1/01/2027	1,490,000	1,221,785
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2026	9,690,000	8,205,395
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2027	1,820,000	1,492,382
Chicago, IL, General Obligation, “A”, 6%, 1/01/2038	3,755,000	4,480,203
Chicago, IL, General Obligation, “A”, AGM, 5.25%, 1/01/2031	1,000,000	1,117,730
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2029	9,145,000	9,837,002
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	1,525,000	1,708,015
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	745,000	893,017
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	1,850,000	2,187,533
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	5,900,000	6,896,982

26

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	$945,000	$1,051,360
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	470,000	522,109
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,890,000	2,104,893
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	3,315,000	3,947,270
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2053	1,840,000	2,179,406
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	2,735,000	3,190,651
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	5,520,000	5,819,239
Chicago, IL, O’Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	1,605,000	1,686,165
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029	1,755,000	1,878,061
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	655,000	699,802
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2040	4,685,000	4,952,232
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	9,665,000	11,094,357
Granite City, IL, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.2%, 5/01/2027 (Put Date 5/01/2020)	6,595,000	6,612,806
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2036	640,000	690,374
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2040	585,000	626,430
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	2,310,000	2,705,795
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	2,315,000	2,701,373
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	2,180,000	2,302,189
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	1,500,000	1,592,085
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	9,235,000	10,544,523
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 2.82% (70% of LIBOR - 1mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	885,000	887,044

27

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	$1,035,000	$1,234,900
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	1,535,000	1,809,949
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	6,315,000	7,140,055
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	510,000	579,681
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	745,000	844,219
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	615,000	697,146
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	795,000	898,453
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “A”, 5%, 3/01/2047	10,000,000	11,538,200
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	140,000	164,836
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2044	420,000	509,607
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2049	525,000	633,428
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	420,000	504,697
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	770,000	781,234
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	490,000	561,437
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	980,000	1,105,744
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	490,000	551,632
Illinois Finance Authority, Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031 (Prerefunded 4/01/2021)	2,730,000	2,947,772
Illinois Finance Authority, Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	4,210,000	4,480,956

28

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Housing Development Authority Multifamily Rev. (Century Woods), 1.9%, 10/01/2022 (Put Date 10/01/2021)	$2,230,000	$2,244,963
Illinois Housing Development Authority Rev., “A”, 4.5%, 10/01/2048	7,665,000	8,492,360
Illinois Railsplitter Tobacco Settlement Authority Rev., 5.5%, 6/01/2023 (Prerefunded 6/01/2021)	4,455,000	4,759,633
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	10,615,000	11,425,986
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2030 Illinois Sports Facilities Authority, State Tax Supported	85,000	100,908
Refunding Rev., AGM, 5%, 6/15/2027	1,730,000	1,956,076
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2028	815,000	985,938
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	1,020,000	1,251,356
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2030	610,000	744,810
Illinois Toll Highway Authority Rev., “A”, 5%, 12/01/2022	5,000,000	5,548,050
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 4%, 12/01/2020	1,315,000	1,353,227
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	765,000	883,942
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	785,000	907,358
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 6/15/2026	2,400,000	2,056,272
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, BAM, 5%, 6/15/2042	4,550,000	4,852,256
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NATL, 5.5%, 6/15/2029	5,725,000	6,983,985
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,690,000	1,843,993
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,390,000	1,523,482
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	1,130,000	1,169,697
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	1,125,000	1,161,563
State of Illinois, 5%, 2/01/2025	1,010,000	1,126,867
State of Illinois, 5%, 2/01/2026	5,240,000	5,946,090
State of Illinois, 5%, 1/01/2028	425,000	446,726

29

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
State of Illinois, 5%, 5/01/2028	$870,000	$954,869
State of Illinois, 5.25%, 7/01/2028	2,530,000	2,759,775
State of Illinois, 5%, 11/01/2028	2,005,000	2,280,026
State of Illinois, 5%, 2/01/2029	2,180,000	2,486,486
State of Illinois, 4.125%, 11/01/2031	1,720,000	1,807,892
State of Illinois, 4.5%, 11/01/2039	1,895,000	1,999,528
State of Illinois, AGM, 5%, 4/01/2024	5,000,000	5,509,950
State of Illinois, AGM, 5%, 2/01/2027	1,465,000	1,639,862
State of Illinois, NATL, 6%, 11/01/2026	4,615,000	5,413,672
State of Illinois, “A”, 5%, 12/01/2020	2,975,000	3,071,152
State of Illinois, “B”, 5%, 11/01/2019	16,185,000	16,223,844
State of Illinois, “B”, 5%, 12/01/2020	1,645,000	1,698,166
State of Illinois, “A”, 5%, 12/01/2024	425,000	473,221
State of Illinois, “A”, 5%, 10/01/2028	6,170,000	7,209,583
State of Illinois, “P”, ETM, 6.5%, 6/15/2022	1,985,000	2,057,274

		$417,288,977
Indiana - 1.5%
Indiana Development Finance Authority Solid Water Disposal Rev. (Waste Management, Inc. Project), 2.95%, 10/01/2031 (Put Date 10/01/2021)	$1,075,000	$1,103,079
Indiana Finance Authority Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	5,955,000	6,840,270
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/2041	2,840,000	3,231,324
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	530,000	589,853
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,340,000	1,466,000
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	2,190,000	2,413,577
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	1,595,000	1,740,719
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2/01/2029 (Prerefunded 2/01/2022)	4,000,000	4,340,520
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2048	3,335,000	3,606,636
Indianapolis, IN, Local Public Improvement Bond Bank (Indianapolis Airport Authority), “D”, 5%, 1/01/2028	5,000,000	6,208,050
Indianapolis, IN, Local Public Improvement Bond Bank (Indianapolis Airport Authority), “D”, 5%, 1/01/2029	5,000,000	6,315,650
Indianapolis, IN, Water System First Lien Refunding Rev., “A”, 5%, 10/01/2037	5,250,000	6,567,697

30

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	$1,170,000	$1,203,450
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	625,000	755,269
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	455,000	547,866
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	565,000	674,746
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	1,700,000	2,005,048
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	1,000,000	1,308,690
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	330,000	384,879
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	755,000	886,189
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 12/01/2044 (Put Date 6/05/2026)	11,910,000	14,132,406

		$66,321,918
Iowa - 0.4%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2030	$1,200,000	$1,359,108
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2031	2,230,000	2,516,533
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2032	1,085,000	1,220,408
Iowa Finance Authority Rev. (Iowa Health System Obligated Group), “A”, 5.25%, 2/15/2044	3,000,000	3,253,260
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	745,000	826,078
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	615,000	674,643
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	1,125,000	1,223,359
Iowa Finance Authority Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	1,220,000	1,313,586
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	195,000	195,706
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	35,000	35,798
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	160,000	164,443
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	155,000	159,335

31

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - continued
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	$10,000	$10,282
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	265,000	272,491
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/2034	3,070,000	3,074,237

		$16,299,267
Kansas - 0.7%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	$3,800,000	$4,325,274
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	1,500,000	1,698,300
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,295,000	1,472,247
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	680,000	765,558
University of Kansas Hospital Authority, Health Facilities Rev. (University of Kansas Health System), “A”, 5%, 9/01/2048	13,460,000	16,317,154
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	145,000	159,425
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	175,000	190,526
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	145,000	152,302
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	720,000	775,836
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 3%, 9/01/2023	505,000	514,186
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	1,515,000	1,545,360
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	530,000	554,067

		$28,470,235
Kentucky - 1.1%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$810,000	$997,021
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	800,000	982,248
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	910,000	1,114,377
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	590,000	688,383

32

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	$4,235,000	$4,916,496
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	2,685,000	3,097,819
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	2,530,000	2,909,879
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,655,000	1,891,235
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,290,000	1,499,019
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	2,070,000	2,342,826
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6%, 6/01/2030 (Prerefunded 6/01/2020)	2,695,000	2,775,850
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	5,500,000	5,678,585
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2045	3,390,000	3,977,962
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2047	1,895,000	2,068,525
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “B-1”, 5%, 6/01/2036	6,475,000	7,459,329
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), “A”, 5%, 7/01/2032	2,000,000	2,247,200
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 5/01/2039 (Prerefunded 11/01/2019)	3,000,000	3,011,460
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/2039	1,670,000	1,675,394

		$49,333,608
Louisiana - 1.3%
Jefferson Parish, LA, Hospital Service District No. 1 Hospital Rev. (West Jefferson Medical Center), 5.25%, 1/01/2028 (Prerefunded 1/01/2020)	$1,980,000	$2,038,766
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	3,355,000	3,450,416
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,470,000	1,605,872

33

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Housing Corp. Single Family Mortgage Rev. (Home Ownership Program), “A-1”, 4.5%, 12/01/2047	$750,000	$828,150
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	3,525,000	3,692,367
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	590,000	692,920
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,555,000	2,972,896
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	580,000	645,714
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	2,240,000	2,512,362
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/2029	1,400,000	1,458,646
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/2035	6,000,000	6,310,200
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029	480,000	548,808
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039	1,200,000	1,318,368
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054	1,925,000	2,074,977
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	2,745,000	2,822,244
Louisiana Public Facilities Authority Lease Rev. (Provident Group-Flagship Properties LLC - Louisiana State University Greenhouse District (Phase III)), “A”, 5%, 7/01/2059	5,365,000	6,239,227
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	5,465,000	5,428,439

34

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2023	$1,325,000	$1,496,455
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2024	1,270,000	1,431,366
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2025	1,000,000	1,126,280
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2043	745,000	894,052
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2048	1,210,000	1,444,704
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	800,000	914,904
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 4%, 12/01/2044	1,000,000	1,109,220
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 4%, 12/01/2049	1,250,000	1,375,975
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	2,000,000	2,108,040

		$56,541,368
Maine - 0.1%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025)	$1,140,000	$1,250,728
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025	570,000	646,015
Maine Housing Authority Mortgage, “C-1”, 3.5%, 11/15/2044	2,615,000	2,704,093

		$4,600,836
Maryland - 1.8%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2039	$1,805,000	$2,066,508
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,605,000	1,826,169
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	2,575,000	2,918,067
Baltimore, MD, Project Rev. (Water Projects), “A”, 4%, 7/01/2039	1,500,000	1,708,890
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	1,565,000	1,727,134
Baltimore, MD, Subordinate Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 5%, 7/01/2041	5,000,000	5,940,000
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034	150,000	158,555
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039	155,000	164,405
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047	1,105,000	1,168,858
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048 (u)	11,110,000	12,295,881

35

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048 (u)	$9,020,000	$9,947,978
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “C”, 4%, 9/01/2044	3,115,000	3,286,138
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	3,385,000	3,410,387
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/2025 (Prerefunded 6/01/2020)	795,000	816,171
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2030	180,000	222,165
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2032	125,000	152,083
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2035	225,000	272,156
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2025	100,000	117,445
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2026	90,000	107,648
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2027	75,000	91,367
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2028	40,000	49,422
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	695,000	823,228
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	180,000	189,698
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	550,000	571,214
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,750,000	1,804,268
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), “A”, 5.5%, 1/01/2036	5,090,000	6,119,758
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	2,225,000	2,358,188
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,745,000	2,022,350
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	1,090,000	1,258,394

36

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	$4,845,000	$5,514,143
Prince George’s County, MD, Special Obligation (Westphalia Town Center Project), 5.125%, 7/01/2039	555,000	616,044
Prince George’s County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048	545,000	604,525
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	185,000	207,082
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	315,000	349,741
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	330,000	363,670
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “C-3”, 2.5%, 11/01/2024	3,370,000	3,371,382
State of Maryland, “B”, 4%, 8/01/2027	2,570,000	2,758,869

		$77,379,981
Massachusetts - 5.4%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/2023	$2,645,000	$2,998,187
Commonwealth of Massachusetts Transportation Fund Rev., “A”, 5%, 6/01/2043	9,290,000	11,273,972
Commonwealth of Massachusetts, “A”, 5%, 1/01/2047	6,625,000	8,003,464
Commonwealth of Massachusetts, “A”, AAC, 5.5%, 8/01/2030	5,000,000	6,859,950
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “H”, 5%, 12/01/2026	10,000,000	12,458,400
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “J”, 5%, 12/01/2036	19,615,000	23,812,806
Massachusetts Bay Transportation Authority Rev., “A”, 7%, 3/01/2021	2,060,000	2,169,427
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	9,445,000	11,062,645
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	2,395,000	2,669,467
Massachusetts Development Finance Agency Lease Rev. (University of Massachusetts at Dartmouth, College of Visual & Performing Arts Project), 6%, 8/01/2021	530,000	558,901
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	415,000	489,600
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 5%, 6/01/2039	945,000	1,141,532
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049	850,000	911,863

37

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (CareGroup), “J-1”, 5%, 7/01/2048	$3,000,000	$3,555,510
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,550,000	1,781,694
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,225,000	3,692,431
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	895,000	1,019,369
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	250,000	292,883
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5%, 1/01/2047	5,500,000	6,314,000
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,070,000	2,364,230
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/2030	1,000,000	1,181,150
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	460,000	503,585
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037	110,000	122,108
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047	1,530,000	1,686,580
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057	1,775,000	1,951,204
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023)	275,000	328,081
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	435,000	522,914
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/2031 (Prerefunded 7/01/2021)	1,430,000	1,521,591
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/2036 (Prerefunded 7/01/2021)	1,670,000	1,776,963
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 5%, 7/01/2032	1,275,000	1,592,041
Massachusetts Development Finance Agency Rev. (Partners Healthcare), Unrefunded Balance, “L”, 5%, 7/01/2031	1,350,000	1,431,554
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	20,000	20,175
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	185,000	201,249
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2033	420,000	536,949

38

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	$605,000	$717,415
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	710,000	839,774
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,440,000	1,684,166
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	1,300,000	1,518,010
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 4%, 7/01/2044	2,240,000	2,426,547
Massachusetts Development Finance Agency Rev. (Wellforce), “A”, 5%, 7/01/2044	935,000	1,112,996
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	1,145,000	1,308,712
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.15%, 5/01/2027 (Put Date 5/01/2020)	3,180,000	3,187,664
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3%, 7/01/2035	4,210,000	4,336,132
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	6,960,000	7,471,699
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	9,170,000	9,463,623
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	225,000	227,507
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/2021	1,255,000	1,329,472
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	905,000	934,548
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	940,000	977,722
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	10,770,000	11,209,308
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	1,350,000	1,405,067
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 7/01/2029	2,315,000	2,475,823
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 3.625%, 7/01/2032	8,315,000	8,690,422
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	470,000	509,071
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	3,915,000	4,870,847
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	4,915,000	6,092,388
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2039	7,975,000	9,861,327

39

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2035	$500,000	$618,295
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2036	1,000,000	1,233,100
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2037	1,435,000	1,762,740
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2038	180,000	220,469
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	465,000	493,030
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 8/15/2026	12,500,000	13,805,750
Massachusetts Water Resources Authority Rev., “B”, AGM, 5.25%, 8/01/2029	4,215,000	5,615,687
University of Massachusetts Building Authority Rev., “2017-3”, 5%, 11/01/2036	8,895,000	11,020,905

		$234,226,691
Michigan - 2.4%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	$1,565,000	$1,745,945
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2020	1,725,000	1,770,575
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039	5,920,000	6,444,986
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	295,000	310,821
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	410,000	430,709
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2036	505,000	605,995
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2038	460,000	548,665
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2043	815,000	964,528
Eastern Michigan University Board of Regents, General Rev., “A”, 4%, 3/01/2047	9,675,000	10,702,775
Great Lakes Water Authority, Michigan Water Supply System Rev., “B”, BAM, 5%, 7/01/2046	5,745,000	6,781,513
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, 5%, 7/01/2036	3,155,000	3,718,041
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, AGM, 5%, 7/01/2034	3,710,000	4,466,284

40

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Building Authority Rev., “I”, 4%, 10/15/2049	$2,800,000	$3,118,948
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	685,000	723,750
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	860,000	924,732
Michigan Finance Authority Hospital Rev. (Henry Ford Health System), 5.75%, 11/15/2039 (Prerefunded 11/15/2019)	7,165,000	7,202,545
Michigan Finance Authority Hospital Rev. (Henry Ford Health System), “A”, 4%, 11/15/2050	7,975,000	8,790,125
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2030	1,000,000	1,233,950
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2031	2,000,000	2,455,740
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	3,690,000	4,449,992
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	800,000	932,928
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	1,790,000	2,083,309
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	1,155,000	1,341,590
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	580,000	663,537
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-1”, 5%, 7/01/2044	450,000	484,605
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	800,000	931,088
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	485,000	551,639
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	240,000	273,509

41

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	$570,000	$646,711
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/2035	3,195,000	3,421,653
Michigan Housing Development Authority, “A”, 4%, 6/01/2046	1,245,000	1,309,155
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	985,000	1,013,929
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2048	5,000,000	5,936,550
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	1,000,000	1,133,600
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	610,000	696,614
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	470,000	530,588
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,020,000	1,145,684
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	7,105,000	8,302,406
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2031	2,490,000	3,088,347
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2032	2,580,000	3,187,461

		$105,065,522
Minnesota - 0.7%
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	$2,275,000	$2,526,956
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	2,550,000	3,012,060
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,280,000	2,510,531
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	2,015,000	2,369,721
Duluth, MN, Independent School District No. 709, “A”, COP, 5%, 2/01/2025	240,000	280,503
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2032	1,145,000	1,223,730
Duluth, MN, Independent School District No. 709, “A”, COP, 4.2%, 3/01/2034	305,000	325,813
Duluth, MN, Independent School District No. 709, “B”, COP, 5%, 2/01/2026	765,000	914,795

42

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - continued
Duluth, MN, Independent School District No. 709, “B”, COP, 5%, 2/01/2028	$225,000	$279,234
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2041	2,500,000	2,991,375
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2046	3,000,000	3,567,090
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	980,000	1,025,521
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037 (u)	5,895,000	6,386,525
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052	240,000	257,808
University of Minnesota, “A”, 5%, 12/01/2025 (Prerefunded 12/01/2021)	710,000	766,182

		$28,437,844
Mississippi - 1.2%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$1,750,000	$1,930,215
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	495,000	587,342
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	2,455,000	3,275,461
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	4,000,000	4,848,320
Mississippi Home Corp. Single Family Mortgage Rev., “A”, 4%, 12/01/2044	1,960,000	2,127,580
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,445,000	1,568,779
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	3,560,000	3,956,976
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	1,905,000	2,145,163
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2036	845,000	945,377
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2037	760,000	848,168
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	760,000	842,559
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	425,000	469,553

43

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	$1,250,000	$1,436,925
State of Mississippi, “B”, 5%, 12/01/2025	585,000	710,172
State of Mississippi, “B”, 5%, 12/01/2032	2,500,000	3,047,675
State of Mississippi, “B”, 5%, 12/01/2033	2,500,000	3,041,900
State of Mississippi, “B”, 5%, 12/01/2034	5,000,000	6,068,200
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 3/01/2028	1,080,000	1,271,052
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2043	6,615,000	7,788,633
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048	5,750,000	6,731,295

		$53,641,345
Missouri - 1.6%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	$625,000	$626,819
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/2034	1,410,000	1,414,836
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2055	5,675,000	6,768,800
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2049	9,465,000	11,361,691
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 4.375%, 2/01/2031	105,000	113,636
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040	160,000	176,475
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050	275,000	298,559
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	730,000	816,198
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2030	5,000,000	6,371,900
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2031	3,165,000	4,015,087
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2044	2,300,000	2,554,449
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2049	5,000,000	5,523,000

44

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2054	$9,550,000	$10,430,606
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	2,615,000	2,989,390
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/2038	825,000	864,212
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, FNMA, 4.25%, 5/01/2049	6,210,000	6,786,102
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “B”, FNMA, 4.75%, 5/01/2049	3,260,000	3,640,507
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	140,000	152,522
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	95,000	101,769
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	260,000	276,554
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	200,000	216,944
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	735,000	798,350
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	2,290,000	2,496,031

		$68,794,437
Montana - 0.0%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A”, 4%, 6/01/2049	$1,070,000	$1,151,780
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A-2”, 3%, 12/01/2043	1,120,000	1,143,419

		$2,295,199
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$850,000	$1,106,122
Douglas County, NE, Educational Facilities Refunding Rev. (Creighton University), “A”, 5.875%, 7/01/2040 (Prerefunded 7/01/2020)	6,355,000	6,568,909
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	1,435,000	1,512,820
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, 4%, 9/01/2048 (u)	5,135,000	5,564,954

		$14,752,805

45

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nevada - 0.5%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029	$155,000	$168,246
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035	630,000	691,822
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038	305,000	332,783
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	760,000	826,074
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048	735,000	792,558
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	90,000	110,820
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	115,000	138,450
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	460,000	501,768
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	570,000	617,549
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), Capital Appreciation, “C”, 0%, 7/01/2058	29,500,000	4,214,075
State of Nevada, Director of Department of Business & Industry, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 1.875%, 12/01/2026 (Put Date 12/02/2019)	1,900,000	1,900,418
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Projects), “F”, 2.05%, 3/01/2036 (Put Date 4/15/2022)	10,250,000	10,318,470

		$20,613,033
New Hampshire - 0.1%
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	$1,600,000	$1,917,200
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,595,000	1,888,974

		$3,806,174
New Jersey - 5.1%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2032	$4,925,000	$5,888,084

46

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	$4,400,000	$5,197,192
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	600,000	701,478
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2032	1,665,000	1,990,591
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2037	1,670,000	1,972,571
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	355,000	420,771
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	555,000	623,914
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	850,000	954,550
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	555,000	621,950
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	555,000	621,306
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	470,000	541,854
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	470,000	531,260
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,415,000	1,588,069
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	870,000	975,079
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	435,000	485,264
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2037	1,970,000	2,332,874
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2042	2,190,000	2,565,804
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	1,095,000	1,211,749
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,570,000	1,716,544

47

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2034	$610,000	$703,836
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2035	510,000	586,954
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2042	2,855,000	3,225,322
New Jersey Economic Development Authority Rev., School Facilities Construction, “NN”, 5%, 3/01/2027	4,135,000	4,522,946
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	6,250,000	6,852,625
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	400,000	461,180
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	370,000	426,591
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	3,385,000	3,849,151
New Jersey Economic Development Authority, Water Facilities Rev. (Middlesex Water Co.), 5%, 8/01/2059	1,595,000	1,913,681
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 10/01/2039	5,000,000	5,017,100
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	1,385,000	1,403,407
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2031 (u)	8,400,000	8,760,780
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	485,000	561,717
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	1,105,000	1,344,365
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	9,240,000	11,216,343
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	5,485,000	6,215,876
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	2,105,000	2,474,701
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	2,100,000	2,457,630
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	1,775,000	2,073,147

48

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	$1,785,000	$2,078,579
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	1,575,000	1,827,866
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	1,835,000	2,122,893
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	3,040,000	3,501,533
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	510,000	515,467
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1B”, 2.95%, 12/01/2028	12,645,000	12,833,916
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	5,690,000	5,809,717
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “C”, 4.75%, 10/01/2050 (u)	10,670,000	11,978,889
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2032	3,000,000	3,627,660
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2033	3,000,000	3,616,320
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2034	3,000,000	3,595,680
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2035	2,950,000	3,524,247
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	3,525,000	4,276,354
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	3,420,000	4,032,488
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	2,275,000	2,662,364
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	3,985,000	4,742,668
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, NATL, 5.5%, 12/15/2020	3,325,000	3,476,321
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, NATL, 5.5%, 12/15/2021	5,000,000	5,425,000
New Jersey Transportation Trust Fund Authority, Transportation System, “C”, 5%, 6/15/2042	2,360,000	2,471,628
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “A”, 0%, 12/15/2037	25,000,000	13,773,000

49

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	$12,075,000	$9,543,235
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	3,725,000	2,275,304
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	9,720,000	5,673,661
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	3,345,000	2,330,595
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NATL, 0%, 12/15/2027	6,900,000	5,655,861
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NATL, 0%, 12/15/2031	5,000,000	3,563,600

		$219,943,102
New Mexico - 0.4%
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2033	$2,300,000	$2,839,120
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/2040	9,975,000	10,266,469
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	1,745,000	1,888,265
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “C”, FNMA, 4%, 1/01/2049	3,430,000	3,721,413

		$18,715,267
New York - 3.7%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$2,015,000	$2,042,142
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	5,830,000	6,663,807
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Convertible Capital Appreciation, “C”, 0% to 1/01/2024, 5.625% to 1/01/2055	1,610,000	1,532,334
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2025	1,450,000	1,536,826
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2026	1,080,000	1,144,087
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	2,450,000	2,599,891
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, Unrefunded Balance, 5.75%, 2/15/2047	1,500,000	1,585,185
Metropolitan Transportation Authority (Hudson Rail Yards Trust), “A”, 5%, 11/15/2046	7,455,000	7,486,684

50

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority Rev. (Cornell University), “D”, 5%, 7/01/2034	$3,000,000	$4,195,860
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033	100,000	118,366
New York Dormitory Authority Rev. (Rochester Institute of Technology), “A”, 5%, 7/01/2032 (w)	520,000	646,651
New York Dormitory Authority Rev. (Rochester Institute of Technology), “A”, 5%, 7/01/2036 (w)	1,115,000	1,368,083
New York Dormitory Authority Rev. (Rochester Institute of Technology), “A”, 5%, 7/01/2040 (w)	1,265,000	1,535,002
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University Green Bonds), “D”, 5%, 7/01/2035	590,000	832,083
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), “A”, 5%, 12/01/2035	200,000	235,214
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5%, 12/15/2025	5,000,000	5,579,550
New York Energy Research & Development Authority Pollution Control Rev. (New York Electric & Gas Corp. Project), “C”, 2%, 6/01/2029 (Put Date 5/01/2020)	3,485,000	3,494,270
New York Environmental Facilities Corp., State Revolving Funds Rev., “C”, 5%, 5/15/2041	2,745,000	2,905,967
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	11,660,000	15,999,619
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	16,005,000	17,689,046
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	3,190,000	3,587,251
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2031	2,300,000	2,480,780
New York Mortgage Agency Rev., “54”, 4%, 4/01/2047	4,070,000	4,342,527
New York Mortgage Agency Rev., “208”, 4%, 10/01/2048	7,400,000	7,927,916
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	1,490,000	1,566,273
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	765,000	802,837
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	5,475,000	6,585,658
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2033	3,190,000	3,826,437

51

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	$1,800,000	$2,154,366
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,315,000	1,436,822
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/2034	1,455,000	1,794,000
New York, NY, “B-1”, 5%, 12/01/2041	3,500,000	4,176,305
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	5,574,420	5,879,229
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	1,025,000	1,255,133
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,570,000	1,695,898
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “CC-1”, 5%, 6/15/2046	7,000,000	8,284,360
Port Authority of NY & NJ (170th Series), 5%, 12/01/2019	1,765,000	1,775,537
Port Authority of NY & NJ (214th Series), 4%, 9/01/2037	1,065,000	1,226,571
Port Authority of NY & NJ (214th Series), 4%, 9/01/2038	1,065,000	1,221,193
Port Authority of NY & NJ (214th Series), 4%, 9/01/2039	920,000	1,051,376
Port Authority of NY & NJ (214th Series), 4%, 9/01/2043	1,485,000	1,682,163
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,315,000	2,442,950
Poughkeepsie, NY, Anticipation Notes, “A”, 3%, 5/02/2020	900,000	904,266
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	230,000	255,985
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	1,255,000	1,381,931
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	275,000	298,595
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	950,000	1,119,993
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	480,000	564,350
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	2,710,000	3,025,363
Westchester County, NY, Health Care Corp. Rev., “D”, VRDN, 2.09%, 11/01/2034	6,580,000	6,580,000

		$160,516,732
North Carolina - 1.0%
Charlotte, NC, Water & Sewer Systems Rev., 4%, 7/01/2047	$6,000,000	$6,752,400
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2049	3,790,000	4,226,722

52

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	$9,435,000	$10,495,777
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	205,000	234,237
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	260,000	283,587
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	285,000	304,580
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	100,000	107,275
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2041	370,000	398,679
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2046	1,350,000	1,449,482
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	610,000	698,633
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	1,195,000	1,362,539
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	2,440,000	2,776,866
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	975,000	1,108,965
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	1,600,000	1,929,216
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2031	1,250,000	1,453,062
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2033	1,375,000	1,590,600
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	1,000,000	1,110,130
University of North Carolina Board of Governors, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	5,065,000	5,886,999

		$42,169,749
North Dakota - 0.5%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/2034	$590,000	$616,314
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049 (u)	7,355,000	8,034,675
North Dakota State Board of Higher Education, Housing and Auxiliary Facilities Rev. (University of North Dakota), “A”, AGM, 4%, 4/01/2039 (w)	2,340,000	2,624,170

53

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Dakota - continued
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	$3,105,000	$3,617,729
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	3,620,000	4,154,819
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2043	2,585,000	2,929,270

		$21,976,977
Ohio - 2.9%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2/15/2024 (Prerefunded 2/15/2022)	$1,500,000	$1,627,965
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	8,500,000	8,725,845
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), “B”, 7%, 5/15/2040	1,020,000	1,078,069
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	4,065,000	4,396,216
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2052	890,000	1,039,289
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	9,355,000	10,890,530
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	4,140,000	4,588,362
Lancaster, PA, Port Authority Gas Supply Rev., “A”, 5%, 8/01/2049 (Put Date 2/01/2025)	5,250,000	6,093,412
Miami County, OH, Hospital Facilities Rev., “A”, 5%, 8/01/2049	9,845,000	11,652,247
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/2030	1,915,000	1,951,634
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/2040	2,770,000	2,829,306
Northeast Ohio Regional Sewer District, Wastewater Improvement Rev., 4%, 11/15/2036	1,000,000	1,167,450
Northeast Ohio Regional Sewer District, Wastewater Improvement Rev., 4%, 11/15/2037	7,000,000	8,144,640
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), “B”, 2.6%, 6/01/2041 (Put Date 10/01/2029) (w)	4,615,000	4,632,583
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	190,000	205,893
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038	250,000	270,287
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048	330,000	357,496

54

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	$3,000,000	$3,456,480
Ohio Hospital Facilities Rev. (Cleveland Clinic Health System), “B”, 4%, 1/01/2046	9,355,000	10,468,339
Ohio Housing Finance Agency, 4.5%, 9/01/2049 (u)	9,220,000	10,226,732
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2048 (u)	4,845,000	5,354,064
Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	3,355,000	3,739,147
Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	9,043,321
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,740,000	8,859,591
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	130,000	148,070
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	720,000	787,147
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	925,000	975,440
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	1,130,000	1,226,683
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	400,000	422,220

		$124,358,458
Oklahoma - 0.4%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$315,000	$328,277
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, 5.4%, 10/01/2038	130,000	132,301
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,495,000	1,650,480
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	150,000	184,245
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	810,000	974,851
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	1,135,000	1,345,270
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	1,215,000	1,453,650

55

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - continued
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	$1,140,000	$1,351,162
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	2,905,000	3,247,674
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	755,000	834,789
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/2035 (Put Date 6/01/2025)	255,000	287,806
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	3,365,000	3,680,906
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	1,440,000	1,575,792

		$17,047,203
Oregon - 0.9%
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 8/01/2025 (Put Date 5/02/2022)	$1,275,000	$1,298,664
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 7/01/2038 (Put Date 5/01/2022)	1,730,000	1,761,400
Oregon Facilities Authority Rev. (Legacy Health), “A”, 5%, 6/01/2046	9,000,000	10,514,610
Oregon Health & Sciences University Rev., “B”, 5%, 7/01/2034	7,500,000	9,007,725
Oregon Housing & Community Services Department Mortgage Rev. (Single-Family Mortgage Program), “D”, 4.75%, 1/01/2050 (u)	8,230,000	9,195,379
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,340,000	1,574,848
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, “B”, 5%, 6/15/2030	4,000,000	5,008,400
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, “B”, 5%, 6/15/2033	1,750,000	2,169,545

		$40,530,571
Pennsylvania - 7.8%
Allegheny County, PA, Hospital Development Authority Rev.
(Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$13,590,000	$14,634,663
Allentown, PA, City School District Rev., “C”, BAM, 4%, 2/01/2035	1,150,000	1,297,016
Allentown, PA, City School District Rev., “C”, BAM, 4%, 2/01/2036	1,100,000	1,236,862
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2023	105,000	114,160

56

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028	$135,000	$159,342
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033	135,000	157,623
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042	330,000	372,141
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2027	2,000,000	2,328,280
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2035 (w)	500,000	573,290
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2036 (w)	1,075,000	1,228,994
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2037 (w)	500,000	569,670
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2038 (w)	500,000	567,735
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2041 (w)	2,500,000	2,817,950
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	550,000	655,105
Berks County, PA, Reading School District, BAM, 4%, 4/01/2044 (w)	945,000	1,033,348
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke’s University Health Network Project), 4%, 8/15/2044	895,000	973,312
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke’s University Health Network Project), 4%, 8/15/2050	4,485,000	4,837,252
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	1,115,000	1,246,269
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	530,000	596,345
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	645,000	724,264
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	1,475,000	1,814,147
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	1,260,000	1,545,944
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	630,000	770,307
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2030	715,000	722,021
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	1,910,000	1,926,254

57

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	$730,000	$755,039
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,275,000	1,352,278
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	915,000	992,931
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,440,000	1,594,037
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	1,730,000	1,944,935
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.18% (LIBOR - 3mo. + 0.75%), 6/01/2037	7,315,000	6,734,994
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	365,000	410,808
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	470,000	522,175
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	485,000	525,818
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	265,000	285,890
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2034	820,000	1,016,661
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	9,610,000	10,770,311
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	12,095,000	7,426,451
Luzerne County, PA, “A”, AGM, 5%, 12/15/2019	510,000	513,060
Luzerne County, PA, “A”, AGM, 5%, 12/15/2021	755,000	809,843
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	675,000	763,061
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	690,000	797,123
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	630,000	755,465
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	5,835,000	6,874,389
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	1,570,000	1,897,266
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	940,000	1,118,788
Montgomery County, PA, Higher Educational & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	1,970,000	2,142,119
Montgomery County, PA, Higher Educational & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	1,880,000	2,035,927

58

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Montgomery County, PA, Higher Educational & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2051	$2,355,000	$2,546,038
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Co. Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	1,095,000	1,103,059
Montgomery County, PA, Industrial Development Authority Rev. (Haverford School Project), 4%, 3/01/2049	8,700,000	9,639,774
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,015,000	1,050,748
Northeastern, PA, Hospital & Education Authority Rev. (Wilkes University), “B”, 5.25%, 3/01/2031	1,140,000	1,310,430
Northeastern, PA, Hospital & Education Authority Rev. (Wilkes University), “B”, 5.25%, 3/01/2037	1,780,000	2,015,868
Northeastern, PA, Hospital and Education Authority College Rev. (King’s College Project), 5%, 5/01/2032	450,000	547,821
Northeastern, PA, Hospital and Education Authority College Rev. (King’s College Project), 5%, 5/01/2033	600,000	726,156
Northeastern, PA, Hospital and Education Authority College Rev. (King’s College Project), 5%, 5/01/2044	1,310,000	1,550,568
Northeastern, PA, Hospital and Education Authority College Rev. (King’s College Project), 5%, 5/01/2049	800,000	944,024
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	3,110,000	3,139,638
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management Project, Inc.), 2.15%, 7/01/2041 (Put Date 7/01/2024)	8,000,000	8,097,280
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 1.75%, 8/01/2038 (Put Date 8/01/2024)	12,500,000	12,430,000
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2038	1,000,000	1,238,950
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	250,000	308,998
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030 (Prerefunded 7/01/2020)	510,000	527,075
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 6.25%, 10/01/2043 (Prerefunded 10/01/2021)	2,305,000	2,529,714
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 5%, 10/01/2044 (Prerefunded 10/01/2022)	3,915,000	4,340,678

59

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania), “A”, 5%, 2/15/2048	$20,205,000	$24,677,983
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033 (u)	7,325,000	7,988,425
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	16,340,000	18,142,792
Philadelphia, PA, “B”, 5%, 2/01/2032	5,250,000	6,638,310
Philadelphia, PA, “B”, 5%, 2/01/2035	3,850,000	4,824,050
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2033	4,215,000	5,070,940
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	250,000	299,998
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), 6%, 8/01/2035 (Prerefunded 8/01/2020)	415,000	430,558
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	315,000	334,098
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.25%, 8/01/2046	2,090,000	2,286,815
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	1,700,000	1,798,056
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,530,000	1,681,929
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	1,180,000	1,258,010
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,425,000	2,479,174
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	1,175,000	1,201,120
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	150,000	166,838
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	355,000	393,478
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	1,040,000	1,236,206
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	10,810,000	12,661,537
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037	2,080,000	2,374,965
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	8,300,000	9,250,433

60

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047	$350,000	$371,179
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058	505,000	538,456
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	565,000	634,269
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	1,005,000	1,115,108
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	1,570,000	1,731,883
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2042	9,075,000	10,731,097
Philadelphia, PA, Gas Works Rev., “14”, AGM, 5%, 10/01/2033	2,910,000	3,494,619
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,900,000	2,057,529
Philadelphia, PA, School District, “A”, 5%, 9/01/2033	310,000	378,904
Philadelphia, PA, School District, “A”, 5%, 9/01/2035	1,160,000	1,405,340
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	385,000	465,226
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	385,000	463,478
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	385,000	462,354
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	1,160,000	1,379,101
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	1,020,000	1,190,738
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	255,000	297,103
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2032	750,000	999,277
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2033	565,000	762,140
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 4%, 9/01/2035	285,000	327,038
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2044	1,875,000	2,303,606
Reading, PA, School District, “A”, 5%, 4/01/2020	1,000,000	1,015,670
State Public School Building Authority, PA, School Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028	1,870,000	2,017,992
State Public School Building Authority, PA, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2030	2,000,000	2,404,980
State Public School Building Authority, PA, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2032	7,820,000	9,283,591

61

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
State Public School Building Authority, PA, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	$22,255,000	$26,365,721
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2044 (w)	1,920,000	2,099,002
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046 (w)	2,945,000	3,214,791
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048 (w)	2,015,000	2,193,569
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2050 (w)	1,920,000	2,085,024
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	115,000	116,668
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	80,000	85,048
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	445,000	486,478
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	435,000	469,622

		$337,130,798
Puerto Rico - 6.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$3,235,000	$3,323,251
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	4,050,000	4,541,832
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	3,675,000	3,723,804
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	850,000	974,959
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	625,000	706,406
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	1,630,000	1,841,933
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	2,720,000	3,064,270
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	5,005,000	5,127,022
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	365,000	373,647
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	17,370,000	18,896,128

62

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	$4,475,000	$5,018,444
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	8,390,000	9,074,121
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, ASSD GTY, 5%, 7/01/2032	660,000	677,629
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	5,350,000	5,859,213
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,980,000	2,167,051
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	5,510,000	6,208,007
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	1,515,000	1,644,139
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	3,330,000	3,608,621
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “Y”, AGM, 6.25%, 7/01/2021	4,645,000	4,857,184
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2020	880,000	855,026
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NATL, 5%, 7/01/2038	570,000	580,100
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	570,000	593,558
Commonwealth of Puerto Rico, Infrastructure Financing Authority, Capital Appreciation, “A”, AAC, 0%, 7/01/2034	15,570,000	7,474,378
Commonwealth of Puerto Rico, Infrastructure Financing Authority, Capital Appreciation, “A”, AAC, 0%, 7/01/2035	2,360,000	1,066,342
Commonwealth of Puerto Rico, Public Improvement, AAC, 4.5%, 7/01/2023	290,000	291,937
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	10,035,000	10,533,840
Commonwealth of Puerto Rico, Public Improvement, “A”, ASSD GTY, 5.5%, 7/01/2029	3,390,000	3,865,414
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	2,890,000	2,948,233
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	785,000	797,246
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	2,560,000	2,634,035
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2020	510,000	513,616
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	7,120,000	7,282,478

63

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$9,760,000	$7,783,600
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	1,535,000	1,224,163
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	2,730,000	2,184,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	3,415,000	2,723,462
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	6,450,000	5,143,875
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	445,000	445,071
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	1,915,000	1,915,460
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	50,000	50,825
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	1,505,000	1,580,987
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	225,000	228,933
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022	905,000	918,340
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	160,000	163,174
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	210,000	214,704
Puerto Rico Electric Power Authority Rev., “RR”, ASSD GTY, 5%, 7/01/2028	110,000	113,001
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	555,000	563,181
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	230,000	230,598
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2020	560,000	563,970
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	1,705,000	1,359,738
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	5,215,000	4,158,962
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	970,000	989,245
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	35,000	35,814
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	360,000	369,295

64

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	$1,385,000	$1,388,033
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	280,000	300,160
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2026	840,000	906,150
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	2,295,000	2,495,537
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	3,085,000	3,354,814
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	1,420,000	1,541,041
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	465,000	503,307
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	2,450,000	1,907,938
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	2,730,000	2,184,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	2,805,000	2,808,534
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	150,000	149,583
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	30,000	29,987
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	520,000	532,480
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	365,000	364,536
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	600,000	616,494
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	155,000	154,764

65

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	$2,205,000	$2,245,770
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	690,000	688,724
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	735,000	742,997
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	820,000	818,171
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	545,000	550,450
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	3,810,000	4,079,291
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	7,335,000	7,917,106
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	705,000	768,083
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	5,015,000	5,540,722
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2028	755,000	838,382
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2029	4,280,000	2,757,946
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	190,000	195,204
Puerto Rico Public Buildings Authority Government Facilities Rev., “I”, ASSD GTY, 5%, 7/01/2036	425,000	434,087
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2023	1,100,000	1,194,116
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	1,600,000	1,646,272
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	345,000	355,126
Puerto Rico Public Buildings Authority Government Facilities Rev., “N”, ASSD GTY, 5%, 7/01/2032	400,000	409,752

66

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	$4,660,000	$4,944,773
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	974,000	1,004,252
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	15,100,000	15,666,250
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	13,530,000	14,263,597
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	9,821,000	9,968,119
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	132,000	134,640
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	1,824,000	1,892,564
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	157,000	137,003
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	1,554,000	1,236,673
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	293,000	217,456
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	14,021,000	9,646,728
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	13,721,000	8,637,644
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	6,302,000	1,671,164
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	8,012,000	1,553,046
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	350,000	357,840

		$275,835,568
Rhode Island - 0.3%
Providence, RI, “A”, 5%, 1/15/2025	$1,345,000	$1,472,842
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3%, 12/01/2021	4,890,000	4,960,172
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2021	1,120,000	1,196,978
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.25%, 12/01/2022	1,500,000	1,524,870
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	700,000	768,516
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.375%, 12/01/2023	175,000	175,191

67

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	$2,040,000	$2,151,200
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	2,640,000	2,781,108

		$15,030,877
South Carolina - 2.2%
Chesterfield County, SC, School District, 5%, 3/01/2025	$2,250,000	$2,445,007
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2028	650,000	802,633
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	3,880,000	4,521,403
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/2021	4,150,000	4,396,302
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	5,750,000	6,095,057
Rock Hill, SC, Combined Utility System Rev., “A”, 4%, 1/01/2049	4,350,000	4,823,019
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	8,000,000	9,249,440
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	6,685,000	7,813,829
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,580,000	1,717,887
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	1,210,000	1,312,427
South Carolina Port Authority Rev., 5.25%, 7/01/2050	3,075,000	3,688,862
South Carolina Port Authority Rev., “B”, 4%, 7/01/2035 (w)	3,405,000	3,835,188
South Carolina Port Authority Rev., “B”, 4%, 7/01/2037 (w)	5,290,000	5,903,323
South Carolina Port Authority Rev., “B”, 4%, 7/01/2039 (w)	5,235,000	5,800,589
South Carolina Ports Authority Rev. (tax-exempt), “B”, 5%, 7/01/2044 (w)	8,000,000	9,656,240
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/2043	2,745,000	3,074,894
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/2043	6,550,000	7,337,179
South Carolina Public Service Authority Rev., “C”, 5%, 12/01/2036	2,920,000	3,115,319
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	4,620,000	5,362,573
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2034	1,250,000	1,524,038
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035	1,415,000	1,720,781

68

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2036	$1,045,000	$1,267,867

		$95,463,857
South Dakota - 0.3%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2024	$1,000,000	$1,108,460
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2025	1,000,000	1,106,550
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2026	1,400,000	1,547,714
South Dakota Housing Development Authority, Homeownership Mortgage, “B”, 4.5%, 11/01/2048 (u)	9,805,000	10,857,469

		$14,620,193
Tennessee - 1.6%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	$880,000	$952,503
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	655,000	781,513
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	330,000	390,011
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	10,310,000	11,551,530
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	3,000,000	3,103,440
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2042	7,000,000	8,166,340
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	790,000	935,763
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	1,980,000	2,302,423
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/2029 (Prerefunded 5/15/2021)	4,765,000	5,052,091
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/2030 (Prerefunded 5/15/2021)	2,500,000	2,650,625
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2035	2,685,000	3,167,011
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	1,450,000	1,695,297

69

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	$170,000	$200,297
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2039	230,000	266,950
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	1,665,000	1,823,824
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	2,385,000	2,681,885
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	2,215,000	2,551,171
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	2,805,000	3,352,115
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 3.75%, 7/01/2039	1,500,000	1,632,960
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4%, 1/01/2043	2,630,000	2,832,300
Tennessee Housing Development Agency, Residential Finance Program Rev., “2-C”, 4%, 1/01/2045	1,175,000	1,235,689
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	2,950,000	3,223,140
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4.5%, 7/01/2049 (u)	8,870,000	9,800,197

		$70,349,075
Texas - 5.7%
Arlington, TX, Higher Education Finance Corp. Rev. (Great Hearts America - Texas), “A”, PSF, 4%, 8/15/2049	$8,690,000	$9,755,307
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2037	1,200,000	1,465,476
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2038	980,000	1,191,406
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2043	5,100,000	6,117,552
Austin, TX, Airport System Rev., “A”, 5%, 11/15/2044	5,790,000	7,077,696
Austin, TX, Airport System Rev., “B”, 5%, 11/15/2041	1,070,000	1,253,237
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	715,000	842,878
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	1,055,000	1,239,330

70

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	$200,000	$228,548
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	490,000	565,024
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	315,000	365,309
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	460,000	531,157
Austin, TX, Water & Wastewater System Rev., 5%, 11/15/2027	3,000,000	3,330,210
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), “A”, PSF, 5%, 8/15/2039	3,190,000	3,757,948
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	2,355,000	2,483,253
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	1,425,000	1,504,643
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	1,875,000	2,000,625
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/2039 (Prerefunded 10/01/2020)	1,750,000	1,814,295
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/2039	8,250,000	8,525,550
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	415,000	457,243
El Paso, TX, Water & Sewer Rev., 5%, 3/01/2028	455,000	493,525
Fort Worth, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 2/15/2039	3,685,000	4,198,542
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children’s Hospital), “A”, 4%, 10/01/2035	1,575,000	1,813,156
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children’s Hospital), “A”, 4%, 10/01/2036	2,790,000	3,202,529
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children’s Hospital), “A”, 4%, 10/01/2037	3,775,000	4,314,221
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children’s Hospital), “A”, 4%, 10/01/2038	3,150,000	3,590,559
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 11/15/2035 (Prerefunded 11/15/2019)	1,560,000	1,567,441
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	225,000	256,471
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	545,000	620,090
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	900,000	414,252
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	2,250,000	799,290

71

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris, Ft. Bend & Waller Counties, TX, Katy Independent School District, “C”, FLR, PSF, 1.638% (67% of LIBOR - 1mo. + 0.28%), 8/15/2036 (Put Date 8/16/2021)	$10,400,000	$10,392,512
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	855,000	872,553
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	2,465,000	2,679,701
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	2,135,000	2,392,630
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	725,000	817,698
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	3,215,000	3,296,918
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/2031	2,310,000	2,497,503
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	90,000	90,250
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	1,565,000	1,774,444
Katy, TX, Independent School District Rev. (Fort Bend, Harris, & Waller Counties), “D”, PSF, 5%, 2/15/2032	1,000,000	1,229,810
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman’s University Housing Project), “A-1”, AGM, 5%, 7/01/2038	490,000	573,555
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman’s University Housing Project), “A-1”, AGM, 5%, 7/01/2048	1,595,000	1,846,547
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman’s University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,780,000	2,030,482
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “B-1”, 3.25%, 11/15/2022	70,000	70,001
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	190,000	216,406
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	955,000	987,499

72

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	$6,220,000	$6,874,406
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	2,545,000	2,786,928
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030	355,000	394,614
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035	355,000	390,177
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047	895,000	970,082
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/2046	1,585,000	1,761,014
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2033	35,000	36,433
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2038	90,000	93,166
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2048	265,000	272,804
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2032	110,000	114,648
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2037	125,000	129,528
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2042	150,000	154,691
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5.25%, 6/15/2048	300,000	310,743
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	4,380,000	5,012,822
San Antonio, TX, Electric & Gas Systems Rev., 5%, 2/01/2031	6,000,000	7,196,640
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/2040 (Prerefunded 8/15/2020)	2,795,000	2,922,508
Spring Independent School District, TX, Unlimited Tax School Building, PSF, 5%, 8/15/2042	10,000,000	11,932,400
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.375%, 11/15/2044 (Prerefunded 11/15/2019)	3,100,000	3,118,290

73

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	$1,160,000	$1,259,714
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	1,385,000	1,487,448
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	1,505,000	1,599,348
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), “B-3”, 3.875%, 11/15/2022	360,000	360,227
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “B”, 5%, 11/15/2030	3,200,000	3,402,400
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044 (d)(q)	8,245,000	7,832,750
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	785,000	854,056
Texas Department of Housing & Community Affairs Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	4,975,000	5,562,995
Texas Department of Housing & Community Affairs Single Family Mortgage Rev., “A”, 4.75%, 3/01/2049 (u)	3,970,000	4,416,823
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), 5%, 6/30/2058	19,115,000	22,306,058
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,495,000	1,760,198
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,195,000	1,390,968
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5%, 5/01/2028	1,000,000	1,184,780
Texas State University, Financing System Rev., “A”, 5%, 3/15/2032	5,000,000	6,132,400
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	4,100,000	4,808,521
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	455,000	230,862
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	335,000	160,589

74

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	$375,000	$170,175
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	375,000	160,583
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	745,000	301,353
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	1,025,000	392,052
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	840,000	304,181
Texas Water Development Board State Water Implementation Rev., “B”, 4%, 10/15/2043	16,375,000	18,472,965
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	590,000	625,040
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	2,575,000	2,731,354
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), Unrefunded Balance, 7%, 11/01/2030	75,000	77,089
University of Texas, System Rev., “J”, 5%, 8/15/2028	5,000,000	6,168,000

		$246,170,095
Utah - 0.6%
Salt Lake City, UT, Salt Lake City International Airport Rev., “A”, 5%, 7/01/2043	$6,390,000	$7,661,738
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy Project), 5%, 4/15/2030	150,000	151,239
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy Project), 6%, 4/15/2045	795,000	803,586
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2039	290,000	355,496
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2044	260,000	315,081
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	480,000	579,466
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2037	1,000,000	1,156,300
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2042	3,495,000	4,005,165
Utah Housing Corp., Tax Exempt Mortgage-backed Securities, “H”, GNMA, 4.5%, 8/21/2049	1,698,495	1,808,489

75

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - continued
Utah Housing Corp., Tax Exempt Mortgage-backed Securities, “I”, GNMA, 4%, 9/21/2049	$3,388,000	$3,586,503
Utah Housing Corp., Tax-Exempt Mortgage Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	4,212,590	4,485,398

		$24,908,461
Vermont - 0.5%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$240,000	$254,110
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	2,020,000	2,133,261
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028)	1,035,000	1,177,882
Vermont Housing Finance Agency, Multi-Purpose Rev., “C”, 4%, 11/01/2043	525,000	551,533
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	575,000	605,981
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	635,000	675,240
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	595,000	634,222
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	635,000	676,923
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3%, 6/15/2035	13,000,000	13,446,030
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	765,000	809,561
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	1,260,000	1,310,249

		$22,274,992
Virginia - 1.4%
Charles City County, VA, Economic Development Authority Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 8/01/2027 (Put Date 5/01/2022)	$1,275,000	$1,298,600
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	13,150,000	14,609,256
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	2,120,000	2,294,815
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2035	3,905,000	4,886,053
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2037	3,990,000	4,957,096
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), “A”, 2.4%, 9/01/2038 (Put Date 5/02/2022)	1,090,000	1,109,631

76

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, AGM, 7.956%, 8/23/2027 (p)	$3,400,000	$4,643,244
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), “A”, 2.5%, 6/01/2023 (Put Date 5/01/2020)	1,455,000	1,490,473
Loudon County, VA, Economic Development Authority Rev. (Howard Hughes Medical Institute), Capital Appreciation, “A”, 0%, 7/01/2049	15,000,000	5,782,800
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/2035 (Prerefunded 7/15/2020)	845,000	875,327
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4%, 9/01/2023	110,000	114,551
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028	145,000	160,466
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037	270,000	303,315
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045	980,000	1,051,158
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045	230,000	254,605
Sussex County, VA, Industrial Development Authority Solid Waste Disposal Rev. (Atlantic Waste Disposal, Inc. Project), “A”, 2.4%, 6/01/2028 (Put Date 5/01/2022)	1,275,000	1,298,345
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030	800,000	892,992
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035	715,000	787,408
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC Project), 5%, 7/01/2049	10,805,000	11,486,471
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	625,000	733,019
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038)	185,000	197,336
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	529,028	53

		$59,227,014
Washington - 1.9%
Central Puget Sound, WA, Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax Rev., “S-1”, 5%, 11/01/2041	$13,000,000	$15,609,880
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	1,885,000	2,133,160
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	2,410,000	2,685,559

77

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	$4,630,000	$5,063,692
Seattle, WA, Port Intermediate Lien Rev., 5%, 4/01/2037	10,000,000	12,234,900
Seattle, WA, Port Rev., 4%, 4/01/2044	1,600,000	1,773,248
Seattle, WA, Port Rev., 5%, 4/01/2044	6,000,000	7,188,300
Seattle, WA, Port Rev., “B”, 5%, 8/01/2024	3,000,000	3,288,090
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2027	500,000	594,415
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,875,000	2,173,988
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,710,000	1,971,510
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2037	12,000,000	13,678,200
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2039	7,985,000	9,074,394
Washington State Convention Center Public Facilities District, Lodging Tax, 5%, 7/01/2058	3,830,000	4,543,606

		$82,012,942
West Virginia - 0.6%
Harrison County, WV, Community Solid Waste Disposal Rev. (Monongahela Power Co.), 3%, 10/15/2037	$10,000,000	$10,249,600
Monongalia County, WV, Board of Education, 5%, 5/01/2029	1,445,000	1,568,721
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	395,000	443,688
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2038	840,000	1,023,027
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	250,000	303,725
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038 (a)(d)	2,110,000	1,329,300
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 4%, 6/01/2051	10,000,000	10,826,700
West Virginia Housing Development Fund, “A”, FHA, 3.45%, 11/01/2033	640,000	685,779
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	605,000	647,447
West Virginia Housing Development Fund, “A”, FHA, 3.9%, 11/01/2048	300,000	319,593
West Virginia Water Development Authority Rev. (Loan
Program II), “A-II”, 5%, 11/01/2033	675,000	812,430

		$28,210,010

78

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - 1.6%
Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	$375,000	$441,998
Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2054	485,000	566,276
Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2058	560,000	638,002
Public Finance Authority Student Housing Rev. (CHF-Wilmington, LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2048	6,000,000	7,029,120
Public Finance Authority Student Housing Rev. (CHF-Wilmington, LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2053	3,570,000	4,165,226
Public Finance Authority Student Housing Rev. (CHF-Wilmington, LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2058	5,000,000	5,812,600
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2026 (Prerefunded 7/15/2021)	2,215,000	2,359,994
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2028 (Prerefunded 7/15/2021)	665,000	708,531
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2030	115,000	146,133
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2031	130,000	163,894
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2032	150,000	188,925
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2033	160,000	200,845
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2034	150,000	187,644
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2035	190,000	236,951
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 4%, 12/01/2044	810,000	894,726
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 4%, 12/01/2049	1,320,000	1,453,333
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	2,465,000	2,813,871
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2038	385,000	448,329
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2044	450,000	518,130

79

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2049	$1,875,000	$2,151,431
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 5%, 9/15/2040	465,000	490,533
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 5%, 9/15/2045	630,000	662,218
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 5%, 9/15/2050	2,560,000	2,686,106
Wisconsin Housing & Economic Development Authority, Home Ownership Rev., “D”, 4%, 3/01/2047 (u)	6,000,000	6,504,300
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	200,000	234,212
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	615,000	710,454
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	420,000	481,349
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	120,000	130,484
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	120,000	130,394
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	320,000	346,544
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/2020	30,000	30,453
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025	100,000	113,251
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030	165,000	180,363
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	220,000	236,625
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	655,000	736,548
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	605,000	678,677
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027	7,060,000	8,062,379
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	3,170,000	3,802,130
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	620,000	714,903
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037	995,000	1,126,778

80

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042	$960,000	$1,077,571
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047	2,320,000	2,595,198
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052	200,000	223,176
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029	490,000	527,005
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034	455,000	494,185
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044	375,000	407,621
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049	740,000	811,092
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	685,000	719,709
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	1,260,000	1,373,665
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	1,600,000	1,709,696
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	1,630,000	1,740,400

		$70,863,978
Total Municipal Bonds (Identified Cost, $4,033,644,791)		$4,304,038,041

Bonds - 0.2%
Consumer Services - 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	$6,065,000	$4,453,040
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)	851,000	590,073
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2028 (z)	638,000	418,919
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2043	10,300,000	3,032,397
Total Bonds (Identified Cost, $8,377,836)		$8,494,429

81

Portfolio of Investments (unaudited) – continued

Trust Units - 0.0%

Issuer	Shares/Par	Value ($)
Puerto Rico - 0.0%
COFINA Series 2007A Senior Bonds Due 2040 National Custodial Trust (taxable), 8/01/2040	506,204	$68,337
COFINA Series 2007A Senior Bonds Due 2040 National Custodial Trust (tax-exempt), 8/01/2040	1,537,076	73,011
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (taxable), 8/01/2041	327,688	44,238
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (tax-exempt), 8/01/2041	1,012,294	48,084
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	1,038,547	140,204
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	4,618,310	219,370
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (taxable), 8/01/2043	399,675	53,956
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (tax-exempt), 8/01/2043	2,678,212	127,215
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (taxable), 8/01/2044	1,490,941	201,277
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (tax-exempt), 8/01/2044	8,920,980	423,746
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/01/2045	107,798	14,553
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (tax-exempt), 8/01/2045	327,364	15,550
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/01/2046	1,579,081	213,176
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (tax-exempt), 8/01/2046	6,259,219	297,313
Total Trust Units (Identified Cost, $8,942,467)		$1,940,030

Investment Companies (h) - 2.6%
Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 2.09% (v) (Identified Cost, $110,873,244)	110,879,296	$110,879,296

Other Assets, Less Liabilities - (2.1)%		(91,311,925)
Net Assets - 100.0%		$4,334,039,871

(a)	Non-income producing security.
(d)	In default.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $110,879,296 and $4,314,472,500, respectively.

82

Portfolio of Investments (unaudited) – continued

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,209,749, representing 0.3% of net assets.

(p)	Primary market inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2028	8/08/19	$422,944	$418,919
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RIBS	Residual Interest Bonds
SYNCORA	Syncora Guarantee Inc.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

See Notes to Financial Statements

83

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 9/30/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $4,050,965,094)	$4,314,472,500
Investments in affiliated issuers, at value (identified cost, $110,873,244)	110,879,296
Cash	387,057
Receivables for
Investments sold	21,084,564
Investments sold on an extended settlement basis	5,887,973
Fund shares sold	14,367,701
Interest	47,823,674
Other assets	12,099
Total assets	$4,514,914,864

Liabilities
Payables for
Distributions	$1,446,353
Investments purchased	4,338,494
Investments purchased on an extended settlement basis	90,545,278
Fund shares reacquired	5,463,452
Interest expense and fees	419,533
Payable to the holders of the floating rate certificates	77,289,048
Payable to affiliates
Investment adviser	169,910
Administrative services fee	6,315
Shareholder servicing costs	1,025,075
Distribution and service fees	70,453
Payable for independent Trustees’ compensation	6,004
Accrued expenses and other liabilities	95,078
Total liabilities	$180,874,993
Net assets	$4,334,039,871

Net assets consist of
Paid-in capital	$4,082,085,742
Total distributable earnings (loss)	251,954,129
Net assets	$4,334,039,871
Shares of beneficial interest outstanding	480,714,056

84

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,090,173,316	231,772,733	$9.02
Class B	11,302,643	1,251,515	9.03
Class C	157,105,024	17,361,172	9.05
Class I	1,047,793,107	116,292,842	9.01
Class R6	571,147,896	63,440,718	9.00
Class A1	456,446,306	50,587,151	9.02
Class B1	71,579	7,925	9.03

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and A1, for which the maximum offering prices per share were $9.42 [100 / 95.75 x $9.02] and $9.42 [100 / 95.75 x $9.02], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Financial Statements

85

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 9/30/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$75,566,823
Dividends from affiliated issuers	1,441,827
Other	480
Total investment income	$77,009,130
Expenses
Management fee	$7,379,597
Distribution and service fees	3,168,328
Shareholder servicing costs	1,232,690
Administrative services fee	272,033
Independent Trustees’ compensation	25,609
Custodian fee	133,952
Shareholder communications	54,956
Audit and tax fees	31,057
Legal fees	16,659
Interest expense and fees	871,704
Miscellaneous	217,701
Total expenses	$13,404,286
Fees paid indirectly	(2,294)
Reduction of expenses by investment adviser and distributor	(202,508)
Net expenses	$13,199,484
Net investment income (loss)	$63,809,646

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$6,896,820
Affiliated issuers	3,182
Net realized gain (loss)	$6,900,002
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$100,687,131
Affiliated issuers	(4,011)
Net unrealized gain (loss)	$100,683,120
Net realized and unrealized gain (loss)	$107,583,122
Change in net assets from operations	$171,392,768

See Notes to Financial Statements

86

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 9/30/19 (unaudited)	Year ended 3/31/19

From operations
Net investment income (loss)	$63,809,646	$129,156,258
Net realized gain (loss)	6,900,002	(3,621,382)
Net unrealized gain (loss)	100,683,120	50,503,636
Change in net assets from operations	$171,392,768	$176,038,512
Total distributions to shareholders	$(62,883,099)	$(117,871,239)
Change in net assets from fund share transactions	$560,796,899	$345,422,427
Total change in net assets	$669,306,568	$403,589,700

Net assets
At beginning of period	3,664,733,303	3,261,143,603
At end of period	$4,334,039,871	$3,664,733,303

See Notes to Financial Statements

87

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/19		Year ended
Class A			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15

	(unaudited)
Net asset value, beginning of period	$8.77		$8.63	$8.64	$8.89		$8.85	$8.48

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.32	$0.31	$0.32	(c)	$0.34	$0.32
Net realized and unrealized gain (loss)	0.25		0.11	(0.02)	(0.27)		0.01	0.35
Total from investment operations	$0.39		$0.43	$0.29	$0.05		$0.35	$0.67

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.29)	$(0.30)	$(0.30)		$(0.31)	$(0.30)
Net asset value, end of period (x)	$9.02		$8.77	$8.63	$8.64		$8.89	$8.85
Total return (%) (r)(s)(t)(x)	4.43	(n)	5.14	3.35	0.59	(c)	4.10	8.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.77	0.77	0.78(	c)	0.79	0.80
Expenses after expense reductions (f)	0.76	(a)	0.75	0.73	0.73	(c)	0.74	0.74
Net investment income (loss)	3.10	(a)	3.74	3.49	3.67	(c)	3.88	3.71
Portfolio turnover	8	(n)	19	21	20		22	17
Net assets at end of period (000 omitted)	$2,090,173		$1,683,822	$1,418,893	$1,234,571		$870,656	$781,630

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.72	(a)	0.73	0.72	0.72	(c)	0.73	0.73

See Notes to Financial Statements

88

Financial Highlights – continued

	Six months ended 9/30/19		Year ended
Class B			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
	(unaudited)
Net asset value, beginning of period	$8.78		$8.65	$8.66	$8.90		$8.86	$8.49

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.26	$0.24	$0.26	(c)	$0.27	$0.26
Net realized and unrealized gain (loss)	0.24		0.10	(0.02)	(0.26)		0.02	0.35
Total from investment operations	$0.35		$0.36	$0.22	$0.00	(w)	$0.29	$0.61

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.23)	$(0.23)	$(0.24)		$(0.25)	$(0.24)
Net asset value, end of period (x)	$9.03		$8.78	$8.65	$8.66		$8.90	$8.86
Total return (%) (r)(s)(t)(x)	4.05	(n)	4.23	2.58	(0.04	)(c)	3.32	7.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.52	1.52	1.53	(c)	1.54	1.55
Expenses after expense reductions (f)	1.52	(a)	1.50	1.48	1.49	(c)	1.49	1.49
Net investment income (loss)	2.37	(a)	2.99	2.75	2.94	(c)	3.12	2.95
Portfolio turnover	8	(n)	19	21	20		22	17
Net assets at end of period (000 omitted)	$11,303		$12,579	$18,135	$23,866		$27,926	$28,032

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.47	(a)	1.48	1.48	1.47	(c)	1.48	1.48

See Notes to Financial Statements

89

Financial Highlights – continued

	Six months ended 9/30/19		Year ended
Class C			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
	(unaudited)
Net asset value, beginning of period	$8.80		$8.66	$8.67	$8.92		$8.88	$8.51

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.26	$0.24	$0.26	(c)	$0.27	$0.26
Net realized and unrealized gain (loss)	0.24		0.11	(0.02)	(0.27)		0.02	0.35
Total from investment operations	$0.35		$0.37	$0.22	$(0.01)		$0.29	$0.61

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.23)	$(0.23)	$(0.24)		$(0.25)	$(0.24)
Net asset value, end of period (x)	$9.05		$8.80	$8.66	$8.67		$8.92	$8.88
Total return (%) (r)(s)(t)(x)	4.04	(n)	4.35	2.58	(0.16	)(c)	3.31	7.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.52	1.52	1.53	(c)	1.54	1.55
Expenses after expense reductions (f)	1.52	(a)	1.50	1.49	1.49	(c)	1.49	1.49
Net investment income (loss)	2.36	(a)	2.99	2.74	2.92	(c)	3.11	2.94
Portfolio turnover	8	(n)	19	21	20		22	17
Net assets at end of period (000 omitted)	$157,105		$151,636	$181,793	$184,018		$180,722	$166,885

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.47	(a)	1.48	1.48	1.47	(c)	1.48	1.48

See Notes to Financial Statements

90

Financial Highlights – continued

	Six months ended 9/30/19		Year ended
Class I			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
	(unaudited)
Net asset value, beginning of period	$8.76		$8.63	$8.63	$8.88		$8.84	$8.47

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.34	$0.33	$0.34	(c)	$0.36	$0.35
Net realized and unrealized gain (loss)	0.25		0.10	(0.01)	(0.26)		0.02	0.34
Total from investment operations	$0.40		$0.44	$0.32	$0.08		$0.38	$0.69

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.31)	$(0.32)	$(0.33)		$(0.34)	$(0.32)
Net asset value, end of period (x)	$9.01		$8.76	$8.63	$8.63		$8.88	$8.84
Total return (%) (r)(s)(t)(x)	4.57	(n)	5.27	3.73	0.84	(c)	4.36	8.30

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	(a)	0.52	0.52	0.54	(c)	0.55	0.55
Expenses after expense reductions (f)	0.51	(a)	0.51	0.49	0.49	(c)	0.49	0.49
Net investment income (loss)	3.36	(a)	3.99	3.74	3.92	(c)	4.12	3.95
Portfolio turnover	8	(n)	19	21	20		22	17
Net assets at end of period (000 omitted)	$1,047,793		$870,855	$672,870	$974,392		$474,159	$682,371

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.47	(a)	0.48	0.48	0.47	(c)	0.48	0.48

See Notes to Financial Statements

91

Financial Highlights – continued

	Six months ended 9/30/19		Year ended
Class R6			3/31/19	3/31/18 (i)
	(unaudited)
Net asset value, beginning of period	$8.76		$8.62	$8.77

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.35	$0.22
Net realized and unrealized gain (loss)	0.24		0.11	(0.15)
Total from investment operations	$0.39		$0.46	$0.07

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.32)	$(0.22)
Net asset value, end of period (x)	$9.00		$8.76	$8.62
Total return (%) (r)(s)(t)(x)	4.48	(n)	5.48	0.75	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.46	(a)	0.45	0.42	(a)
Expenses after expense reductions (f)	0.45	(a)	0.43	0.41	(a)
Net investment income (loss)	3.42	(a)	4.06	3.77	(a)
Portfolio turnover	8	(n)	19	21
Net assets at end of period (000 omitted)	$571,148		$491,400	$492,474

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.40	(a)	0.41	0.40	(a)

See Notes to Financial Statements

92

Financial Highlights – continued

	Six months ended 9/30/19		Year ended
Class A1			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
	(unaudited)
Net asset value, beginning of period	$8.78		$8.64	$8.65	$8.90		$8.85	$8.49

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.34	$0.33	$0.35	(c)	$0.36	$0.35
Net realized and unrealized gain (loss)	0.24		0.12	(0.02)	(0.27)		0.03	0.33
Total from investment operations	$0.39		$0.46	$0.31	$0.08		$0.39	$0.68

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.32)	$(0.32)	$(0.33)		$(0.34)	$(0.32)
Net asset value, end of period (x)	$9.02		$8.78	$8.64	$8.65		$8.90	$8.85
Total return (%) (r)(s)(t)(x)	4.45	(n)	5.40	3.61	0.85	(c)	4.48	8.16

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	(a)	0.52	0.52	0.54	(c)	0.54	0.55
Expenses after expense reductions (f)	0.51	(a)	0.51	0.49	0.49	(c)	0.49	0.50
Net investment income (loss)	3.37	(a)	3.99	3.75	3.94	(c)	4.13	3.96
Portfolio turnover	8	(n)	19	21	20		22	17
Net assets at end of period (000 omitted)	$456,446		$454,350	$476,864	$504,886		$551,970	$577,992

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.47	(a)	0.48	0.48	0.48	(c)	0.48	0.48

See Notes to Financial Statements

93

Financial Highlights – continued

	Six months ended 9/30/19		Year ended
Class B1			3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
	(unaudited)
Net asset value, beginning of period	$8.78		$8.65	$8.66	$8.90		$8.86	$8.49

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.28	$0.26	$0.28	(c)	$0.29	$0.28
Net realized and unrealized gain (loss)	0.24		0.10	(0.02)	(0.26)		0.02	0.35
Total from investment operations	$0.36		$0.38	$0.24	$0.02		$0.31	$0.63

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.25)	$(0.25)	$(0.26)		$(0.27)	$(0.26)
Net asset value, end of period (x)	$9.03		$8.78	$8.65	$8.66		$8.90	$8.86
Total return (%) (r)(s)(t)(x)	4.17	(n)	4.49	2.83	0.19	(c)	3.55	7.46

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.52	1.52	1.53	(c)	1.54	1.55
Expenses after expense reductions (f)	1.27	(a)	1.25	1.24	1.26	(c)	1.27	1.26
Net investment income (loss)	2.63	(a)	3.24	2.99	3.17	(c)	3.34	3.19
Portfolio turnover	8	(n)	19	21	20		22	17
Net assets at end of period (000 omitted)	$72		$91	$114	$152		$257	$370

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.22	(a)	1.23	1.23	1.25	(c)	1.25	1.25

See Notes to Financial Statements

94

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

95

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal Income Fund (the fund) is a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be

96

Notes to Financial Statements (unaudited) – continued

amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by $22,846,599. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where

97

Notes to Financial Statements (unaudited) – continued

trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Corporate Bonds	$—	$8,494,429	$—	$8,494,429
Municipal Bonds	—	4,305,978,071	—	4,305,978,071
Mutual Funds	110,879,296	—	—	110,879,296
Total	$110,879,296	$4,314,472,500	$—	$4,425,351,796

For further information regarding security characteristics, see the Portfolio of Investments.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by the fund utilizing the fund’s municipal bonds which have already been issued (known as self-deposited secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short-term interest rates. A self-deposited secondary market inverse floating rate security is created when the fund transfers a fixed rate municipal bond to a special purpose trust (“the trust”), and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the trust or another party for redemption at par plus

98

Notes to Financial Statements (unaudited) – continued

accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”) which are held by the fund. Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates”. The carrying value of the fund’s payable to the holders of the floating rate certificates from trust assets as reported in the fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates from trust assets as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At September 30, 2019, the fund’s payable to the holders of the floating rate certificates was $77,289,048 and the weighted average interest rate on the settled floating rate certificates issued by the trust was 1.64%. For the six months ended September 30, 2019, the average payable to the holders of the settled floating rate certificates from trust assets was $78,244,810 at a weighted average interest rate of 1.67%. Interest expense and fees include interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2019, interest expense and fees related to self-deposited inverse floaters amounted to $859,161 and are included in “Interest expense and fees” in the Statement of Operations. Primary market inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized

99

Notes to Financial Statements (unaudited) – continued

gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. When the fund sells securities on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the delivered securities. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired or sold is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. When issued investments purchased and sold are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended September 30, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

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Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 3/31/19
Ordinary income (including any short-term capital gains)	$1,371,427
Tax-exempt income	116,499,812

Total distributions	$117,871,239

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/19

Cost of investments	$4,067,737,838
Gross appreciation	291,951,088

Gross depreciation	(11,626,178)
Net unrealized appreciation (depreciation)	$280,324,910

As of 3/31/19

Undistributed tax-exempt income	12,430,367
Capital loss carryforwards	(25,194,961)
Other temporary differences	(10,458,916)
Net unrealized appreciation (depreciation)	166,667,970

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of March 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(23,790,126)
Long-Term	(1,404,835)
Total	$(25,194,961)

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Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and B1 shares will convert to Class A and A1 shares, respectively, approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 9/30/19	Year ended 3/31/19
Class A	$28,538,526	$51,826,775
Class B	141,539	391,018
Class C	1,775,411	4,231,250
Class I	15,874,362	27,023,739
Class R6	8,967,812	17,557,730
Class A1	7,584,354	16,837,720
Class B1	1,095	3,007
Total	$62,883,099	$117,871,239

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1.3 billion	0.40%
In excess of $1.3 billion and up to $2 billion	0.37%
In excess of $2 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended September 30, 2019, this management fee reduction amounted to $187,751, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended September 30, 2019 was equivalent to an annual effective rate of 0.36% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments), such that total

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Notes to Financial Statements (unaudited) – continued

fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class B	Class C	Class I	Class R6	Class A1	Class B1
0.73%	1.48%	1.48%	0.48%	0.42%	0.48%	1.23%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2020. For the six months ended September 30, 2019, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $95,876 and $1,742 for the six months ended September 30, 2019, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,339,723
Class B	0.75%	0.25%	1.00%	1.00%	60,853
Class C	0.75%	0.25%	1.00%	1.00%	767,328
Class B1	0.75%	0.25%	1.00%	0.75%	424
Total Distribution and Service Fees					$3,168,328

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2019 based on each class’s average daily net assets. MFD has agreed in writing to reduce the Class B1 service fee rate to 0.00% for all Class B1 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2020. For the six months ended September 30, 2019, this reduction amounted to $106 and is included in the reduction of total expenses in the Statement of Operations. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2019, this rebate amounted to $14,312 and $339 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

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Notes to Financial Statements (unaudited) – continued

Certain Class A and Class A1 shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class B1 shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2019, were as follows:

Amount
Class A	$34,267
Class B	2,785
Class C	7,807
Class A1	—
Class B1	568

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended September 30, 2019, the fee was $68,451, which equated to 0.0034% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,164,239.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2019 was equivalent to an annual effective rate of 0.0137% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,532 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended September 30, 2019. The

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Notes to Financial Statements (unaudited) – continued

liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $6,004 at September 30, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) had entered into a service agreement (the ISO Agreement) which provided for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino served as the ISO and was an officer of the funds and the sole member of Tarantino LLC. Effective June 30, 2019, Mr. Tarantino retired from his position as ISO for the funds, and the ISO Agreement was terminated. For the six months ended September 30, 2019, the fee paid by the fund under this agreement was $2,867 and is included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended September 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $920,515,620 and $297,832,769, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 9/30/19		Year ended 3/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	51,797,328	$462,751,754	72,952,086	$625,333,183
Class B	28,432	252,698	90,261	779,719
Class C	2,223,156	19,954,479	2,776,118	23,970,837
Class I	25,241,199	225,090,357	53,211,721	457,377,580
Class R6	10,549,341	93,908,689	14,470,115	124,344,568
Class A1	224,343	1,998,911	298,465	2,571,077
Class B1	389	3,411	1,179	10,148
	90,064,188	$803,960,299	143,799,945	$1,234,387,112

Shares issued to shareholders in reinvestment of distributions
Class A	3,069,456	$27,454,029	5,758,280	$49,607,765
Class B	15,100	135,116	42,683	368,312
Class C	174,127	1,561,518	431,364	3,729,001
Class I	1,068,125	9,544,545	1,886,689	16,244,006
Class R6	1,002,389	8,948,667	2,034,420	17,502,415
Class A1	719,115	6,432,610	1,656,680	14,284,314
Class B1	122	1,095	348	3,007
	6,048,434	$54,077,580	11,810,464	$101,738,820

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Notes to Financial Statements (unaudited) – continued

	Six months ended 9/30/19		Year ended 3/31/19

	Shares	Amount	Shares	Amount

Shares reacquired
Class A	(15,074,262)	$(134,439,094)	(51,073,148)	$(437,921,258)
Class B	(224,121)	(2,006,929)	(798,364)	(6,877,489)
Class C	(2,265,608)	(20,268,811)	(6,962,684)	(60,104,128)
Class I	(9,398,081)	(83,760,673)	(33,723,298)	(288,787,286)
Class R6	(4,234,737)	(37,709,937)	(17,522,238)	(150,618,600)
Class A1	(2,132,122)	(19,029,052)	(5,385,118)	(46,357,354)
Class B1	(2,959)	(26,484)	(4,331)	(37,390)
	(33,331,890)	$(297,240,980)	(115,469,181)	$(990,703,505)
Net change
Class A	39,792,522	$355,766,689	27,637,218	$237,019,690
Class B	(180,589)	(1,619,115)	(665,420)	(5,729,458)
Class C	131,675	1,247,186	(3,755,202)	(32,404,290)
Class I	16,911,243	150,874,229	21,375,112	184,834,300
Class R6	7,316,993	65,147,419	(1,017,703)	(8,771,617)
Class A1	(1,188,664)	(10,597,531)	(3,429,973)	(29,501,963)
Class B1	(2,448)	(21,978)	(2,804)	(24,235)
	62,780,732	$560,796,899	40,141,228	$345,422,427

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B and Class B1 shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2019, the fund’s commitment fee and interest expense were $11,142 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.

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Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$108,660,481	$521,754,185	$519,534,541	$3,182	$(4,011)	$110,879,296

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$1,441,827	$—

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BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2019 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2018 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management

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Board Review of Investment Advisory Agreement – continued

and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2018, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2018 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that

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Board Review of Investment Advisory Agreement – continued

were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.3 billion, $2 billion, $5 billion and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

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Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter directly pay for or voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2019.

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PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)

(1)   Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)   Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: November 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: November 15, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2019

*	Print name and title of each signing officer under his or her signature.